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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 10/31


Date of reporting period: 7/31/09


Item 1. Schedule of Investments.

INTECH Risk-Managed Core Fund (formerly named INTECH Risk-Managed Stock Fund)

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0%
Aerospace and Defense - 0.7%
             2,600  Boeing Co.                                                                                          $    111,566
             1,100  General Dynamics Corp.                                                                                    60,929
            22,700  Lockheed Martin Corp.                                                                                  1,697,052
             1,200  Raytheon Co.                                                                                              56,340
             7,100  Rockwell Collins, Inc.                                                                                   299,620
                                                                                                                           2,225,507
Aerospace and Defense - Equipment - 0.4%
            10,600  B.F. Goodrich Co.                                                                                        544,416
             9,900  United Technologies Corp.                                                                                539,253
                                                                                                                           1,083,669
Agricultural Chemicals - 0.1%
             1,600  CF Industries Holdings, Inc.                                                                             126,304
             2,100  Monsanto Co.                                                                                             176,400
                                                                                                                             302,704
Agricultural Operations - 0.1%
            14,700  Archer-Daniels-Midland Co.                                                                               442,764
Airlines - 0.1%
            46,400  Southwest Airlines Co.                                                                                   364,240
Apparel Manufacturers - 0.3%
             1,600  Coach, Inc.                                                                                               47,344
             6,200  Polo Ralph Lauren Corp.                                                                                  390,910
             9,500  VF Corp.                                                                                                 614,555
                                                                                                                           1,052,809
Appliances - 0%
             1,100  Whirlpool Corp.                                                                                           62,799
Applications Software - 1.0%
             6,600  Citrix Systems, Inc.*                                                                                    234,960
            40,600  Intuit, Inc.*                                                                                          1,205,820
            68,800  Microsoft Corp.                                                                                        1,618,176
             6,500  Red Hat, Inc.*                                                                                           148,395
                                                                                                                           3,207,351
Athletic Footwear - 0.1%
             3,800  NIKE, Inc. - Class B                                                                                     215,232
Audio and Video Products - 0.1%
             7,200  Harman International Industries, Inc.*                                                                   177,696
Automotive - Cars and Light Trucks - 0.2%
            72,700  Ford Motor Co.*                                                                                          581,600
Automotive - Medium and Heavy Duty Trucks - 0%
             2,150  PACCAR, Inc.                                                                                              74,498
Automotive - Truck Parts and Equipment - Original - 0.1%
             7,500  Johnson Controls, Inc.                                                                                   194,100
Beverages - Non-Alcoholic - 1.9%
            49,800  Coca-Cola Co.                                                                                          2,482,032
            19,400  Coca-Cola Enterprises, Inc.                                                                              364,526
             5,300  Dr. Pepper Snapple Group, Inc.                                                                           130,433
             8,600  Pepsi Bottling Group, Inc.                                                                               291,970
            46,700  PepsiCo, Inc.                                                                                          2,650,225
                                                                                                                           5,919,186
Beverages - Wine and Spirits - 0.3%
            14,800  Brown-Forman Corp. - Class B                                                                             650,460
            22,900  Constellation Brands, Inc. - Class A*                                                                    312,814
                                                                                                                             963,274
Building - Residential and Commercial - 0.5%
            34,400  Centex Corp.*                                                                                            375,304
            25,800  D.R. Horton, Inc.                                                                                        299,022
            15,800  KB Home                                                                                                  263,702
            31,300  Lennar Corp. - Class A                                                                                   370,592
            15,000  Pulte Homes, Inc.*                                                                                       170,550
                                                                                                                           1,479,170
Building Products - Wood - 0%
             9,700  Masco Corp.                                                                                              135,121
Cable Television - 1.6%
           265,300  Comcast Corp. - Class A                                                                                3,942,358
            30,700  DIRECTV Group, Inc.*                                                                                     795,130
                                                                                                                           4,737,488
Casino Hotels - 0.2%
            10,800  Wynn Resorts, Ltd.*                                                                                      552,636
Casino Services - 0.2%
            23,900  International Game Technology                                                                            472,025
Cellular Telecommunications - 0%
             9,000  MetroPCS Communications, Inc.*                                                                           106,650
Chemicals - Diversified - 0.4%
             4,500  E.I. du Pont de Nemours & Co.                                                                            139,185
            17,500  PPG Industries, Inc.                                                                                     962,500
                                                                                                                           1,101,685
Chemicals - Specialty - 0.3%
            16,000  Ecolab, Inc.                                                                                             664,160
             6,300  International Flavors & Fragrances, Inc.                                                                 222,138
               400  Sigma-Aldrich Corp.                                                                                       20,300
                                                                                                                             906,598
Coal - 0.6%
            17,600  Consol Energy, Inc.                                                                                      625,328
            16,000  Massey Energy Co.                                                                                        425,600
            24,800  Peabody Energy Corp.                                                                                     821,128
                                                                                                                           1,872,056
Coatings and Paint Products - 0.3%
            17,500  Sherwin-Williams Co.                                                                                   1,010,625
Commercial Banks - 0.9%
            50,900  BB&T Corp.                                                                                             1,164,592
            22,659  First Horizon National Corp.*                                                                            290,488
             6,900  M&T Bank Corp.                                                                                           402,408
            58,000  Marshall & Ilsley Corp.                                                                                  350,320
            15,900  Regions Financial Corp.                                                                                   70,278
            23,800  Zions Bancorporation                                                                                     323,204
                                                                                                                           2,601,290
Commercial Services - 0.2%
            13,700  Iron Mountain, Inc.*                                                                                     400,177
             6,300  Quanta Services, Inc.                                                                                    146,853
                                                                                                                             547,030
Commercial Services - Finance - 1.7%
            69,800  Automatic Data Processing, Inc.                                                                        2,600,050
            52,300  H&R Block, Inc.                                                                                          872,887
            29,800  Moody's Corp.                                                                                            707,452
            29,900  Paychex, Inc.                                                                                            792,350
             8,600  Western Union Co.                                                                                        150,328
                                                                                                                           5,123,067
Computer Aided Design - 0%
             3,100  Autodesk, Inc.                                                                                            67,611
Computer Services - 0.6%
             9,100  Affiliated Computer Services, Inc. - Class A                                                             431,431
            13,100  Cognizant Technology Solutions Corp.*                                                                    387,629
            19,100  Computer Sciences Corp.*                                                                                 920,047
                                                                                                                           1,739,107
Computers - 3.8%
            15,700  Apple, Inc.*                                                                                           2,565,223
            29,700  Dell, Inc.*                                                                                              397,386
            83,200  Hewlett-Packard Co.                                                                                    3,602,560
            39,400  International Business Machines Corp.                                                                  4,646,442
            51,300  Sun Mircorsystems, Inc.*                                                                                 470,421
                                                                                                                          11,682,032
Computers - Memory Devices - 0.4%
            25,800  EMC Corp.*                                                                                               388,548
             7,200  NetApp, Inc.*                                                                                            161,712
            22,300  SanDisk Corp.*                                                                                           397,386
             7,800  Western Digital Corp.*                                                                                   235,950
                                                                                                                           1,183,596
Computers - Peripheral Equipment - 0%
             3,600  Lexmark International, Inc. - Class A*                                                                    52,128
Consumer Products - Miscellaneous - 0.9%
            24,800  Clorox Co.                                                                                             1,513,048
            21,500  Kimberly-Clark Corp.                                                                                   1,256,675
                                                                                                                           2,769,723
Containers - Metal and Glass - 0.1%
             6,900  Ball Corp.                                                                                               333,684
             2,400  Owens-Illinois, Inc.*                                                                                     81,456
                                                                                                                             415,140
Containers - Paper and Plastic - 0.3%
            21,600  Bemis Co., Inc.                                                                                          568,512
             5,700  Pactiv Corp.*                                                                                            143,526
             3,000  Sealed Air Corp.                                                                                          55,170
                                                                                                                             767,208
Cosmetics and Toiletries - 2.9%
            17,600  Colgate-Palmolive Co.                                                                                  1,274,944
             3,500  Estee Lauder Cos., Inc. - Class A                                                                        127,540
           136,375  Procter & Gamble Co.                                                                                   7,570,176
                                                                                                                           8,972,660
Cruise Lines - 0.1%
             8,000  Carnival Corp. (U.S. Shares)*                                                                            223,920
Data Processing and Management - 0.2%
             7,000  Dun & Bradstreet Corp.                                                                                   503,930
             3,200  Fidelity National Information Services, Inc.                                                              74,944
             1,400  Fiserv, Inc.*                                                                                             66,374
                                                                                                                             645,248
Dental Supplies and Equipment - 0.1%
             7,800  Dentsply International, Inc.                                                                             260,130
Dialysis Centers - 0.3%
            19,400  DaVita, Inc.*                                                                                            964,180
Disposable Medical Products - 0%
             1,000  C.R. Bard, Inc.                                                                                           73,570
Distribution/Wholesale - 0.9%
            16,300  Fastenal Co.                                                                                             579,791
            28,200  Genuine Parts Co.                                                                                        998,844
            12,300  W.W. Grainger, Inc.                                                                                    1,105,893
                                                                                                                           2,684,528
Diversified Operations - 3.6%
            13,700  3M Co.                                                                                                   966,124
            26,800  Cooper Industries, Ltd. - Class A                                                                        883,060
            17,100  Dover Corp.                                                                                              581,571
           512,300  General Electric Co.                                                                                   6,864,820
            12,800  Illinois Tool Works, Inc.                                                                                519,040
             6,900  ITT Corp.                                                                                                340,860
            24,800  Leggett & Platt, Inc.                                                                                    430,280
            14,100  Leucadia National Corp.*                                                                                 345,450
            10,700  Textron, Inc.                                                                                            143,808
                                                                                                                          11,075,013
E-Commerce/Products - 0.3%
            11,000  Amazon.com, Inc.                                                                                         943,360
E-Commerce/Services - 0.1%
            10,300  Expedia, Inc.*                                                                                           213,313
Electric - Generation - 0%
             7,200  AES Corp.*                                                                                                92,088
Electric - Integrated - 4.3%
            32,200  Ameren Corp.                                                                                             818,846
             5,200  American Electric Power Company, Inc.                                                                    160,992
            24,100  CMS Energy Corp.                                                                                         311,854
            54,300  Consolidated Edison, Inc.                                                                              2,137,248
             2,100  Dominion Resources, Inc.                                                                                  70,980
            25,800  DTE Energy Co.                                                                                           889,068
            19,600  Duke Energy Corp.                                                                                        303,408
             2,500  Entergy Corp.                                                                                            200,825
             5,100  FirstEnergy Corp.                                                                                        210,120
             2,900  FPL Group, Inc.                                                                                          164,343
             5,600  Integrys Energy Group, Inc.                                                                              189,168
            31,500  Northeast Utilities                                                                                      724,815
            37,200  PG&E Corp.                                                                                             1,501,764
            24,800  Pinnacle West Capital Corp.                                                                              792,608
            15,600  PPL Corp.                                                                                                527,124
            32,800  Progress Energy, Inc.                                                                                  1,293,632
             1,200  Public Service Enterprise Group, Inc.                                                                     38,940
            23,700  SCANA Corp.                                                                                              837,795
            37,900  Southern Co.                                                                                           1,190,060
             6,200  TECO Energy, Inc.                                                                                         83,638
            13,400  Wisconsin Energy Corp.                                                                                   575,798
            11,900  Xcel Energy, Inc.                                                                                        237,286
                                                                                                                          13,260,312
Electric Products - Miscellaneous - 0%
             7,700  Molex, Inc.                                                                                              136,752
Electronic Components - Miscellaneous - 0%
            16,400  Jabil Circuit, Inc.                                                                                      150,224
Electronic Components - Semiconductors - 2.1%
           129,700  Advanced Micro Devices, Inc.                                                                             474,702
            44,300  Altera Corp.                                                                                             827,967
            34,100  Broadcom Corp. - Class A*                                                                                962,643
            75,500  Intel Corp.                                                                                            1,453,375
            18,800  MEMC Electronic Materials, Inc.*                                                                         331,256
             1,800  Microchip Technology, Inc.                                                                                48,474
            69,200  Micron Technology, Inc.*                                                                                 442,188
            13,900  National Semiconductor Corp.                                                                             209,334
            60,700  Nvidia Corp.*                                                                                            784,851
            35,000  Xilinx, Inc.                                                                                             759,150
                                                                                                                           6,293,940
Electronic Connectors - 0%
             1,400  Amphenol Corp. - Class A                                                                                  46,690
Electronic Forms - 0.1%
             7,100  Adobe Systems, Inc.*                                                                                     230,182
Engineering - Research and Development Services - 0.4%
            16,900  Fluor Corp.                                                                                              892,320
            10,200  Jacobs Engineering Group, Inc.*                                                                          417,996
                                                                                                                           1,310,316
Engines - Internal Combustion - 0.2%
            13,900  Cummins, Inc.                                                                                            597,839
Enterprise Software/Services - 1.3%
             9,900  BMC Software, Inc.                                                                                       336,897
           161,977  Oracle Corp.                                                                                           3,584,551
                                                                                                                           3,921,448
Fiduciary Banks - 0.7%
            20,400  Bank of New York Mellon Corp.                                                                            557,736
            10,300  Northern Trust Corp.                                                                                     616,043
            19,300  State Street Corp.                                                                                       970,790
                                                                                                                           2,144,569
Finance - Consumer Loans - 0.1%
            47,600  SLM Corp.*                                                                                               423,164
Finance - Credit Card - 0.4%
            13,700  American Express Co.                                                                                     388,121
            70,400  Discover Financial Services                                                                              836,352
                                                                                                                           1,224,473
Finance - Investment Bankers/Brokers - 1.6%
            43,600  Charles Schwab Corp.                                                                                     779,132
            78,000  Citigroup, Inc.*                                                                                         247,260
             5,200  Goldman Sachs Group, Inc.                                                                                849,160
            51,326  JPMorgan Chase & Co.                                                                                   1,983,750
            32,400  Morgan Stanley                                                                                           923,400
                                                                                                                           4,782,702
Finance - Other Services - 0.8%
             2,600  CME Group, Inc.                                                                                          724,958
             5,900  IntercontinentalExchange, Inc.*                                                                          554,954
            23,900  Nasdaq Stock Market, Inc.*                                                                               505,007
            26,200  NYSE Euronext                                                                                            706,090
                                                                                                                           2,491,009
Financial Guarantee Insurance - 0%
            34,400  MBIA, Inc.*                                                                                              144,136
Food - Confectionery - 0.8%
            36,600  Hershey Co.                                                                                            1,462,170
            20,400  J.M. Smucker Co.                                                                                       1,020,612
                                                                                                                           2,482,782
Food - Dairy Products - 0%
             7,200  Dean Foods Co.*                                                                                          152,568
Food - Meat Products - 0.1%
             4,600  Hormel Foods Corp.                                                                                       165,186
            15,600  Tyson Foods, Inc. - Class A                                                                              178,308
                                                                                                                             343,494
Food - Miscellaneous/Diversified - 3.8%
            41,900  Campbell Soup Co.                                                                                      1,300,157
            48,100  General Mills, Inc.                                                                                    2,833,571
            44,900  H.J. Heinz Co.                                                                                         1,726,854
            42,600  Kellogg Co.                                                                                            2,023,500
           113,800  Kraft Foods, Inc. - Class A                                                                            3,225,092
             5,100  McCormick & Co., Inc.                                                                                    164,322
            31,000  Sara Lee Corp.                                                                                           329,840
                                                                                                                          11,603,336
Food - Retail - 0.9%
           111,100  Kroger Co.                                                                                             2,375,318
             9,900  Whole Foods Market, Inc.*                                                                                239,481
                                                                                                                           2,614,799
Food - Wholesale/Distribution - 0.4%
            54,200  Sysco Corp.                                                                                            1,287,792
Forestry - 0%
             2,000  Plum Creek Timber Co., Inc.                                                                               62,560
Gas - Distribution - 0.1%
             4,800  Nicor, Inc.                                                                                              174,912
             3,800  Sempra Energy                                                                                            199,234
                                                                                                                             374,146
Gold Mining - 0%
             1,800  Newmont Mining Corp.                                                                                      74,430
Hazardous Waste Disposal - 0.1%
             5,100  Stericycle, Inc.*                                                                                        261,120
Home Decoration Products - 0%
            11,500  Newell Rubbermaid, Inc.                                                                                  148,005
Hotels and Motels - 0.2%
            10,609  Marriott International, Inc. - Class A                                                                   228,518
            26,400  Wyndham Worldwide Corp.                                                                                  368,280
                                                                                                                             596,798
Human Resources - 0%
             4,600  Robert Half International, Inc.                                                                          114,034
Industrial Automation and Robotics - 0.1%
             8,500  Rockwell Automation, Inc.                                                                                351,985
Industrial Gases - 0.1%
             2,000  Praxair, Inc.                                                                                            156,360
Instruments - Scientific - 0.1%
             6,600  Thermo Fisher Scientific, Inc.*                                                                          298,848
Insurance Brokers - 0.3%
            47,000  Marsh & McLennan Cos., Inc.                                                                              959,740
Internet Infrastructure Software - 0.1%
            23,200  Akamai Technologies, Inc.*                                                                               381,408
Internet Security - 0.4%
             6,800  McAfee, Inc.*                                                                                            303,144
            60,800  Symantec Corp.*                                                                                          907,744
                                                                                                                           1,210,888
Investment Management and Advisory Services - 0.8%
            18,600  Ameriprise Financial, Inc.                                                                               517,080
            13,600  Federated Investors, Inc. - Class B                                                                      352,648
             5,200  Franklin Resources, Inc.                                                                                 461,136
            23,700  INVESCO, Ltd.                                                                                            468,075
            10,900  Legg Mason, Inc.                                                                                         306,726
             9,000  T. Rowe Price Group, Inc.                                                                                420,390
                                                                                                                           2,526,055
Life and Health Insurance - 1.0%
             6,200  AFLAC, Inc.                                                                                              234,732
            36,000  Lincoln National Corp.                                                                                   762,840
            16,900  Principal Financial Group, Inc.                                                                          400,530
            24,000  Prudential Financial, Inc.                                                                             1,062,480
             6,800  Torchmark Corp.                                                                                          265,608
            16,800  Unum Group                                                                                               315,336
                                                                                                                           3,041,526
Linen Supply and Related Items - 0.2%
            26,500  Cintas Corp.                                                                                             667,270
Machinery - Construction and Mining - 0.2%
            14,600  Caterpillar, Inc.                                                                                        643,276
Machinery - Farm - 0.1%
             8,600  Deere & Co.                                                                                              376,164
Machinery - General Industrial - 0%
            10,700  Manitowoc Company, Inc.                                                                                   66,126
Machinery - Pumps - 0.1%
             2,000  Flowserve Corp.                                                                                          161,540
Medical - Biomedical and Genetic - 1.6%
            55,000  Amgen, Inc.                                                                                            3,427,050
             1,400  Biogen Idec, Inc.*                                                                                        66,570
            16,300  Celgene Corp.*                                                                                           928,448
             4,300  Genzyme Corp.*                                                                                           223,127
             4,700  Gilead Sciences, Inc.*                                                                                   229,971
                                                                                                                           4,875,166
Medical - Drugs - 5.4%
            67,000  Abbott Laboratories                                                                                    3,014,330
             7,500  Allergan, Inc.                                                                                           400,725
           161,000  Bristol-Myers Squibb Co.                                                                               3,500,140
            14,000  Cephalon, Inc.*                                                                                          821,100
             3,500  Eli Lilly & Co.                                                                                          122,115
            16,400  King Pharmaceuticals, Inc.*                                                                              148,748
            90,500  Merck & Co., Inc.                                                                                      2,715,905
           175,600  Pfizer, Inc.                                                                                           2,797,308
            67,600  Schering-Plough Corp.                                                                                  1,792,076
            18,000  Wyeth                                                                                                    837,900
                                                                                                                          16,150,347
Medical - Generic Drugs - 0.1%
            20,300  Mylan, Inc.*                                                                                             267,757
             1,400  Watson Pharmaceuticals, Inc.*                                                                             48,622
                                                                                                                             316,379
Medical - HMO - 0.9%
             2,400  Aetna, Inc.                                                                                               64,728
            10,400  CIGNA Corp.                                                                                              295,360
             6,100  Coventry Health Care, Inc.*                                                                              140,300
            16,700  Humana, Inc.*                                                                                            548,595
            17,700  UnitedHealth Group, Inc.                                                                                 496,662
            21,600  WellPoint, Inc.*                                                                                       1,137,024
                                                                                                                           2,682,669
Medical - Wholesale Drug Distributors - 0.1%
             7,600  AmerisourceBergen Corp.                                                                                  149,872
             3,600  Cardinal Health, Inc.                                                                                    119,880
                                                                                                                             269,752
Medical Information Systems - 0.1%
            24,100  IMS Health, Inc.                                                                                         289,200
Medical Instruments - 0.1%
             8,700  Boston Scientific Corp.*                                                                                  93,438
               400  Intuitive Surgical, Inc.*                                                                                 90,928
               500  Medtronic, Inc.                                                                                           17,710
                                                                                                                             202,076
Medical Labs and Testing Services - 0.5%
            30,400  Quest Diagnostics, Inc.                                                                                1,660,448
Medical Products - 3.1%
            32,300  Baxter International, Inc.                                                                             1,820,751
           121,200  Johnson & Johnson                                                                                      7,379,868
             6,400  Stryker Corp.                                                                                            248,832
             4,200  Varian Medical Systems, Inc.*                                                                            148,134
                                                                                                                           9,597,585
Metal - Copper - 0.2%
            10,400  Freeport-McMoRan Copper & Gold, Inc. - Class B*                                                          627,120
Metal Processors and Fabricators - 0%
               400  Precision Castparts Corp.                                                                                 31,924
Motorcycle and Motor Scooter Manufacturing - 0.1%
            16,300  Harley-Davidson, Inc.                                                                                    368,380
Multi-Line Insurance - 1.9%
             6,000  Allstate Corp.                                                                                           161,460
             4,900  American International Group, Inc.                                                                        64,386
            33,500  Cincinnati Financial Corp.                                                                               809,025
            10,400  Genworth Financial, Inc. - Class A*                                                                       71,760
            49,400  Hartford Financial Services Group, Inc.                                                                  814,606
            80,000  Loews Corp.                                                                                            2,401,600
            28,700  MetLife, Inc.                                                                                            974,365
            36,600  XL Capital, Ltd. - Class A                                                                               515,328
                                                                                                                           5,812,530
Multimedia - 0.9%
            18,500  McGraw-Hill Cos., Inc.                                                                                   579,975
             3,400  Meredith Corp.                                                                                            89,998
            16,000  News Corp. - Class A                                                                                     165,280
             7,399  Time Warner, Inc.                                                                                        197,257
            11,300  Viacom, Inc. - Class B*                                                                                  261,708
            56,000  Walt Disney Co.                                                                                        1,406,720
                                                                                                                           2,700,938
Networking Products - 1.4%
           175,400  Cisco Systems, Inc.*                                                                                   3,860,554
            11,000  Juniper Networks, Inc.*                                                                                  287,430
                                                                                                                           4,147,984
Non-Hazardous Waste Disposal - 0.9%
            10,675  Republic Services, Inc.                                                                                  283,955
            82,300  Waste Management, Inc.                                                                                 2,313,453
                                                                                                                           2,597,408
Office Automation and Equipment - 0.1%
            10,000  Pitney Bowes, Inc.                                                                                       206,500
Oil - Field Services - 1.0%
            12,900  Baker Hughes, Inc.                                                                                       522,450
            15,900  BJ Services Co.                                                                                          225,462
             5,700  Halliburton Co.                                                                                          125,913
            33,000  Schlumberger, Ltd. (U.S. Shares)                                                                       1,765,500
            12,100  Smith International, Inc.                                                                                304,073
                                                                                                                           2,943,398
Oil and Gas Drilling - 0.1%
               800  Diamond Offshore Drilling, Inc.                                                                           71,896
             3,000  ENSCO International, Inc.                                                                                113,670
             7,200  Nabors Industries, Ltd.*                                                                                 122,544
             2,700  Rowan Cos., Inc.*                                                                                         57,591
                                                                                                                             365,701
Oil Companies - Exploration and Production - 1.7%
             4,100  Anadarko Petroleum Corp.                                                                                 197,620
               500  Apache Corp.                                                                                              41,975
             8,300  Cabot Oil & Gas Corp.                                                                                    291,579
            24,900  Chesapeake Energy Corp.                                                                                  533,856
            44,600  Denbury Resources, Inc.*                                                                                 740,360
             2,500  Devon Energy Corp.                                                                                       145,225
             1,700  EOG Resources, Inc.                                                                                      125,851
             5,000  EQT Corp.                                                                                                191,900
             3,400  Noble Energy, Inc.                                                                                       207,808
            21,800  Occidental Petroleum Corp.                                                                             1,555,212
             9,400  Pioneer Natural Resources Co.                                                                            268,370
             1,900  Questar Corp.                                                                                             62,833
             4,700  Range Resources Corp.                                                                                    218,127
            12,200  Southwestern Energy Co.*                                                                                 505,446
             3,400  XTO Energy, Inc.                                                                                         136,782
                                                                                                                           5,222,944
Oil Companies - Integrated - 8.4%
            84,730  Chevron Corp.                                                                                          5,886,193
            51,000  ConocoPhillips                                                                                         2,229,210
           236,000  Exxon Mobil Corp.                                                                                     16,612,039
             1,600  Hess Corp.                                                                                                88,320
            14,962  Marathon Oil Corp.                                                                                       482,525
             1,200  Murphy Oil Corp.                                                                                          69,840
                                                                                                                          25,368,127
Oil Field Machinery and Equipment - 0.4%
             5,000  Cameron International Corp.*                                                                             156,150
             4,500  FMC Technologies, Inc.*                                                                                  195,750
            27,400  National Oilwell Varco, Inc.*                                                                            984,756
                                                                                                                           1,336,656
Oil Refining and Marketing - 0.3%
             7,800  Sunoco, Inc.                                                                                             192,582
            35,400  Tesoro Corp.                                                                                             463,386
             8,900  Valero Energy Corp.                                                                                      160,200
                                                                                                                             816,168
Paper and Related Products - 0%
             4,500  International Paper Co.                                                                                   84,645
Pharmacy Services - 0.6%
             2,600  Express Scripts, Inc. - Class A*                                                                         182,104
            32,860  Medco Health Solutions, Inc.*                                                                          1,736,980
                                                                                                                           1,919,084
Pipelines - 0.3%
            11,700  El Paso Corp.                                                                                            117,702
            39,900  Spectra Energy Corp.                                                                                     732,564
             8,200  Williams Companies, Inc.                                                                                 136,858
                                                                                                                             987,124
Property and Casualty Insurance - 0.7%
            16,700  Chubb Corp.                                                                                              771,206
            46,700  Progressive Corp.                                                                                        727,586
            11,700  Travelers Cos., Inc.                                                                                     503,919
                                                                                                                           2,002,711
Quarrying - 0.1%
             7,600  Vulcan Materials Co.                                                                                     360,848
Real Estate Management/Services - 0.1%
            38,600  CB Richard Ellis Group, Inc. - Class A*                                                                  420,740
REIT - Apartments - 0.1%
             1,546  Avalonbay Communities, Inc.                                                                               89,977
            13,600  Equity Residential                                                                                       326,400
                                                                                                                             416,377
REIT - Diversified - 0.1%
             4,498  Vornado Realty Trust                                                                                     229,488
REIT - Health Care - 0.2%
            21,100  HCP, Inc.                                                                                                543,536
             3,100  Ventas, Inc.                                                                                             109,430
                                                                                                                             652,966
REIT - Hotels - 0.1%
            30,300  Host Hotels & Resorts, Inc.*                                                                             275,124
REIT - Office Property - 0.1%
             3,600  Boston Properties, Inc.                                                                                  190,440
REIT - Regional Malls - 0.1%
             2,887  Simon Property Group, Inc.                                                                               160,864
REIT - Storage - 0.2%
            10,400  Public Storage                                                                                           754,728
Retail - Apparel and Shoe - 0.2%
             8,700  Gap, Inc.                                                                                                141,984
            29,700  Limited Brands, Inc.                                                                                     384,318
             6,100  Nordstrom, Inc.                                                                                          161,284
                                                                                                                             687,586
Retail - Auto Parts - 0.4%
             2,900  AutoZone, Inc.                                                                                           445,353
            16,700  O'Reilly Automotive, Inc.*                                                                               679,022
                                                                                                                           1,124,375
Retail - Automobile - 0.1%
            13,600  Auto Nation, Inc.*                                                                                       281,248
Retail - Bedding - 0.1%
             5,300  Bed Bath & Beyond, Inc.                                                                                  184,175
Retail - Building Products - 0.7%
            50,300  Home Depot, Inc.                                                                                       1,304,782
            42,400  Lowe's Cos., Inc.                                                                                        952,304
                                                                                                                           2,257,086
Retail - Computer Equipment - 0%
             2,700  GameStop Corp. - Class A*                                                                                 59,103
Retail - Consumer Electronics - 0.1%
             2,200  Best Buy Co., Inc.                                                                                        82,214
            20,700  RadioShack Corp.                                                                                         321,057
                                                                                                                             403,271
Retail - Discount - 1.7%
            13,600  Family Dollar Stores, Inc.                                                                               427,312
             4,700  Target Corp.                                                                                             205,014
            92,900  Wal-Mart Stores, Inc.                                                                                  4,633,852
                                                                                                                           5,266,178
Retail - Drug Store - 0.3%
            13,953  CVS Caremark Corp.                                                                                       467,146
            12,000  Walgreen Co.                                                                                             372,600
                                                                                                                             839,746
Retail - Jewelry - 0%
             2,000  Tiffany & Co.                                                                                             59,660
Retail - Major Department Stores - 0.2%
             4,000  JC Penney Co., Inc.                                                                                      120,600
             1,900  Sears Holdings Corp.*                                                                                    126,046
             8,600  TJX Cos., Inc.                                                                                           311,578
                                                                                                                             558,224
Retail - Office Supplies - 0.2%
            68,100  Office Depot, Inc.*                                                                                      309,855
            19,800  Staples, Inc.                                                                                            416,196
                                                                                                                             726,051
Retail - Regional Department Stores - 0.5%
            28,300  Kohl's Corp.*                                                                                          1,373,965
             4,300  Macy's, Inc.                                                                                              59,813
                                                                                                                           1,433,778
Retail - Restaurants - 1.5%
            17,000  Darden Restaurants, Inc.                                                                                 550,630
            60,500  McDonald's Corp.                                                                                       3,331,130
            39,700  Starbucks Corp.*                                                                                         702,690
             2,700  Yum! Brands, Inc.                                                                                         95,742
                                                                                                                           4,680,192
Rubber - Tires - 0.1%
            16,300  Goodyear Tire & Rubber Co.*                                                                              277,426
Savings/Loan/Thrifts - 0.5%
            55,600  Hudson City Bancorp, Inc.                                                                                781,736
            39,300  People's United Financial, Inc.                                                                          638,625
                                                                                                                           1,420,361
Schools - 0.1%
             1,300  Apollo Group, Inc. - Class A                                                                              89,752
             1,900  Devry, Inc.                                                                                               94,506
                                                                                                                             184,258
Semiconductor Components/Integrated Circuits - 0.3%
            11,000  Analog Devices, Inc.                                                                                     301,070
            23,000  Linear Technology Corp.                                                                                  618,010
                                                                                                                             919,080
Semiconductor Equipment - 0.1%
             2,400  KLA-Tencor Corp.                                                                                          76,512
            12,100  Novellus Systems, Inc.*                                                                                  236,797
                                                                                                                             313,309
Steel - Producers - 0.2%
             3,000  AK Steel Holding Corp.                                                                                    59,010
             5,900  Nucor Corp.                                                                                              262,373
             7,500  United States Steel Corp.                                                                                298,125
                                                                                                                             619,508
Steel - Specialty - 0.2%
            18,200  Allegheny Technologies, Inc.                                                                             492,856
Super-Regional Banks - 2.3%
            93,706  Bank of America Corp.                                                                                  1,385,912
            22,000  Capital One Financial Corp.                                                                              675,400
             6,500  Comerica, Inc.                                                                                           154,960
            38,900  Fifth Third Bancorp                                                                                      369,550
            31,000  Huntington Bancshares, Inc.                                                                              126,790
            43,700  Keycorp                                                                                                  252,586
            24,000  PNC Financial Services Group, Inc.                                                                       879,840
             3,600  SunTrust Banks, Inc.                                                                                      70,200
            30,800  U.S. Bancorp                                                                                             628,628
            96,480  Wells Fargo & Co.                                                                                      2,359,901
                                                                                                                           6,903,767
Telecommunication Equipment - 0.1%
            30,300  Tellabs Inc.*                                                                                            175,740
Telecommunication Equipment - Fiber Optics - 0.3%
            20,700  Ciena Corp.*                                                                                             231,012
            15,200  Corning, Inc.                                                                                            258,400
            50,800  JDS Unipahse Corp.*                                                                                      297,688
                                                                                                                             787,100
Telephone - Integrated - 5.0%
           363,958  AT&T, Inc.                                                                                             9,546,619
            43,162  CenturyTel, Inc.                                                                                       1,354,855
            46,100  Frontier Communications Corp.                                                                            322,700
            99,200  Qwest Communications International Inc.                                                                  382,912
            57,500  Sprint Nextel Corp.*                                                                                     230,000
            90,900  Verizon Communications, Inc.                                                                           2,915,163
            12,400  Windstream Corp.                                                                                         108,748
                                                                                                                          14,860,997
Television - 0%
             8,800  CBS Corp. - Class B                                                                                       72,072
Tobacco - 0.6%
            16,600  Altria Group, Inc.                                                                                       290,998
             3,000  Lorillard, Inc.                                                                                          221,160
            28,100  Philip Morris International, Inc.                                                                      1,309,460
             2,800  Reynolds American, Inc.                                                                                  121,828
                                                                                                                           1,943,446
Tools - Hand Held - 0.1%
             1,500  Black & Decker Corp.                                                                                      56,400
               600  Snap-On, Inc.                                                                                             21,378
             4,900  Stanley Works                                                                                            196,735
                                                                                                                             274,513
Toys - 0%
               600  Hasbro, Inc.                                                                                              15,900
Transportation - Railroad - 2.1%
            16,000  Burlington Northern Santa Fe Corp.                                                                     1,257,440
            25,300  CSX Corp.                                                                                              1,015,036
            68,600  Norfolk Southern Corp.                                                                                 2,966,950
            21,700  Union Pacific Corp.                                                                                    1,248,184
                                                                                                                           6,487,610
Transportation - Services - 0.2%
             5,200  C.H. Robinson Worldwide, Inc.                                                                            283,556
             4,600  Expeditors International of Washington, Inc.                                                             156,078
               900  FedEx Corp.                                                                                               61,056
             2,900  United Parcel Service, Inc. - Class B                                                                    155,817
                                                                                                                             656,507
Web Portals/Internet Service Providers - 0.2%
             1,500  Google, Inc. - Class A*                                                                                  664,575
             3,900  Yahoo!, Inc.*                                                                                             55,848
                                                                                                                             720,423
Wireless Equipment - 0.8%
            59,700  Motorola, Inc.*                                                                                          427,452
            42,100  QUALCOMM, Inc.                                                                                         1,945,441
                                                                                                                           2,372,893
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $283,899,766) - 100%                                                                      $305,555,209
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                           $  1,473,679              0.5%
Cayman Islands                                         515,328              0.2%
Netherlands Antilles                                 1,765,500              0.6%
Panama                                                 223,920              0.1%
United States                                      301,576,782             98.6%
--------------------------------------------------------------------------------
Total                                             $305,555,209            100.0%

Notes to Schedule of Investment (unaudited)

REIT         Real Estate Investment Trust

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*            Non-income producing security.

Effective February 27, 2009, INTECH Risk-Managed Stock Fund changed its name to "INTECH Risk-Managed Core Fund" and eliminated its policy to invest at least 80% of its net assets in common stocks.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of July 31, 2009)

                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
INTECH Risk-Managed Core Fund(1)                    $305,555,209                 $-                                        $ -

(1) Formerly named INTECH Risk-Managed Stock Fund.

Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 54.6%
Aerospace and Defense - 1.3%
         2,755,466  BAE Systems PLC                                                                                   $   14,128,707
           353,034  Boeing Co.                                                                                            15,148,689
         1,157,841  Empresa Brasileira de Aeronautica S.A. (ADR)                                                          22,566,321
                                                                                                                          51,843,717
Agricultural Chemicals - 1.5%
           266,850  Monsanto Co.                                                                                          22,415,400
           887,141  Syngenta A.G. (ADR)                                                                                   40,737,515
                                                                                                                          63,152,915
Applications Software - 0.4%
           657,138  Microsoft Corp.                                                                                       15,455,886
Athletic Footwear - 1.0%
           697,495  NIKE, Inc. - Class B                                                                                  39,506,117
Brewery - 1.7%
         1,782,207  Anheuser-Busch InBev N.V.                                                                             70,898,674
         1,636,499  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                    6,996
                                                                                                                          70,905,670
Cable Television - 0.5%
           789,979  DIRECTV Group, Inc.*                                                                                  20,460,456
Casino Hotels - 1.6%
         2,532,163  Crown, Ltd.                                                                                           15,878,550
         1,384,960  MGM Mirage*                                                                                           10,013,261
           778,152  Wynn Resorts, Ltd.*                                                                                   39,818,038
                                                                                                                          65,709,849
Cellular Telecommunications - 0.3%
           526,155  Vodafone Group PLC                                                                                    10,828,270
Commercial Services - Finance - 0.3%
           600,373  Western Union Co.                                                                                     10,494,520
Computers - 3.5%
           449,401  Apple, Inc.                                                                                           73,427,629
           269,481  International Business Machines Corp.                                                                 31,779,894
           518,364  Research In Motion, Ltd. (U.S. Shares)*                                                               39,395,664
                                                                                                                         144,603,187
Cosmetics and Toiletries - 0.9%
           497,692  Colgate-Palmolive Co.                                                                                 36,052,808
Diversified Operations - 1.4%
         3,149,145  China Merchants Holdings International Co., Ltd.                                                      10,402,605
           702,642  Danaher Corp.                                                                                         43,029,797
         4,817,410  Melco International Development, Ltd.*                                                                 3,126,735
                                                                                                                          56,559,137
E-Commerce/Services - 0.5%
           921,619  eBay, Inc.*                                                                                           19,584,404
           368,411  Liberty Media Corp. - Interactive - Class A*                                                           2,453,617
                                                                                                                          22,038,021
Electric Products - Miscellaneous - 0.4%
           422,377  Emerson Electric Co.                                                                                  15,366,075
Electronic Components - Semiconductors - 0.4%
           212,500  Broadcom Corp. - Class A*                                                                              5,998,875
           424,426  Microchip Technology, Inc.                                                                            11,429,792
                                                                                                                          17,428,667
Electronic Connectors - 0.6%
           713,934  Amphenol Corp. - Class A                                                                              23,809,699
Enterprise Software/Services - 1.9%
           539,195  CA, Inc.                                                                                              11,398,582
         3,005,723  Oracle Corp.                                                                                          66,516,650
                                                                                                                          77,915,232
Fiduciary Banks - 0.2%
           110,942  Northern Trust Corp.                                                                                   6,635,441
Finance - Investment Bankers/Brokers - 4.7%
           448,605  Charles Schwab Corp.                                                                                   8,016,571
         1,145,095  Credit Suisse Group A.G. (ADR)                                                                        54,243,150
           359,156  Goldman Sachs Group, Inc.                                                                             58,650,175
         2,437,223  Morgan Stanley                                                                                        69,460,855
                                                                                                                         190,370,751
Finance - Other Services - 0.6%
           912,282  NYSE Euronext                                                                                         24,586,000
Food - Miscellaneous/Diversified - 1.3%
         1,330,928  Nestle S.A.                                                                                           54,797,054
Hotels and Motels - 1.0%
         1,772,814  Starwood Hotels & Resorts Worldwide, Inc.                                                             41,856,139
Industrial Gases - 0.5%
           252,788  Praxair, Inc.                                                                                         19,762,966
Medical - Biomedical and Genetic - 2.2%
           367,265  Celgene Corp.*                                                                                        20,919,414
           182,995  Genzyme Corp.*                                                                                         9,495,611
         1,096,822  Gilead Sciences, Inc.*                                                                                53,667,501
           150,875  OSI Pharmaceuticals, Inc.*                                                                             5,098,066
                                                                                                                          89,180,592
Medical - Drugs - 3.7%
           391,010  Abbott Laboratories                                                                                   17,591,540
         2,954,659  Bristol-Myers Squibb Co.                                                                              64,234,286
           424,699  Roche Holding A.G.                                                                                    66,992,867
            49,420  Roche Holding A.G. (ADR)                                                                               1,944,183
                                                                                                                         150,762,876
Medical - HMO - 1.6%
         2,375,899  UnitedHealth Group, Inc.                                                                              66,667,726
Medical Products - 2.9%
         1,163,388  Baxter International, Inc.                                                                            65,580,182
           809,162  Covidien PLC                                                                                          30,594,415
           350,690  Johnson & Johnson                                                                                     21,353,514
                                                                                                                         117,528,111
Metal Processors and Fabricators - 0.2%
            89,310  Precision Castparts Corp.                                                                              7,127,831
Networking Products - 0.3%
           510,862  Cisco Systems, Inc.*                                                                                  11,244,073
Oil and Gas Drilling - 0.4%
           230,598  Transocean, Ltd. (U.S. Shares)*                                                                       18,376,355
Oil Companies - Exploration and Production - 2.7%
         1,566,285  EnCana Corp. (U.S. Shares)                                                                            84,031,190
           381,629  Occidental Petroleum Corp.                                                                            27,225,413
                                                                                                                         111,256,603
Oil Companies - Integrated - 1.9%
           870,376  Hess Corp.                                                                                            48,044,755
           872,525  Petroleo Brasileiro S.A. (U.S. Shares)                                                                29,404,093
                                                                                                                          77,448,848
Optical Supplies - 0.2%
            77,600  Alcon, Inc. (U.S. Shares)                                                                              9,901,760
Power Converters and Power Supply Equipment - 0.2%
           547,541  Suntech Power Holdings Co., Ltd. (ADR)*                                                               10,069,279
Retail - Apparel and Shoe - 0.9%
         4,897,455  Esprit Holdings, Ltd.                                                                                 35,388,975
Retail - Consumer Electronics - 0.5%
           353,030  Yamada Denki Co., Ltd.                                                                                22,090,029
Retail - Drug Store - 1.4%
         1,715,434  CVS Caremark Corp.                                                                                    57,432,730
Retail - Jewelry - 0.1%
           154,387  Tiffany & Co.                                                                                          4,605,364
Soap and Cleaning Preparations - 2.1%
         1,810,949  Reckitt Benckiser Group PLC                                                                           86,988,949
Telecommunication Equipment - Fiber Optics - 0.9%
         2,150,250  Corning, Inc.                                                                                         36,554,250
Television - 0.3%
         1,500,715  CBS Corp. - Class B                                                                                   12,290,856
Tobacco - 2.3%
         1,169,167  Altria Group, Inc.                                                                                    20,495,498
         1,621,170  Philip Morris International, Inc.                                                                     75,546,522
                                                                                                                          96,042,020
Toys - 0.5%
            78,115  Nintendo Co., Ltd.                                                                                    21,128,452
Transportation - Railroad - 1.7%
           962,109  Canadian National Railway Co. (U.S. Shares)                                                           46,931,677
           418,263  Union Pacific Corp.                                                                                   24,058,488
                                                                                                                          70,990,165
Wireless Equipment - 1.1%
           957,990  QUALCOMM, Inc.                                                                                        44,268,718
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,963,330,495)                                                                               2,237,483,139
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 33.3%
Advertising Services - 0.2%
         1,535,000  WPP Finance UK, 5.8750%, 6/15/14                                                                       1,479,416
         6,216,000  WPP Finance UK, 8.0000%, 9/15/14                                                                       6,626,716
                                                                                                                           8,106,132
Aerospace and Defense - 0.5%
         6,000,000  BAE Systems PLC, 4.9500%, 6/1/14#                                                                      6,173,166
         5,297,000  BAE Systems PLC, 6.3750%, 6/1/19#                                                                      5,707,184
         9,300,000  Meccanica Holdings U.S.A., 6.2500%, 7/15/19 (144A)                                                     9,901,059
                                                                                                                          21,781,409
Agricultural Chemicals - 0.4%
         5,672,000  Mosaic Co., 7.6250%, 12/1/16 (144A)                                                                    6,038,003
         8,232,000  Potash Corp of Saskatchewan Inc., 5.2500%, 5/15/14                                                     8,708,361
                                                                                                                          14,746,364
Appliances - 0.1%
         2,705,000  Whirlpool Corp., 8.0000%, 5/1/12                                                                       2,849,983
Automotive - Truck Parts and Equipment - Original - 0.1%
         3,000,000  Johnson Controls, Inc., 5.5000%, 1/15/16                                                               2,920,926
Beverages - Non-Alcoholic - 0.4%
         7,763,000  Dr. Pepper Snapple Group, Inc., 6.1200%, 5/1/13                                                        8,326,982
         2,840,000  Dr. Pepper Snapple Group, Inc., 6.8200%, 5/1/18                                                        3,138,524
         1,916,000  Dr. Pepper Snapple Group, Inc., 7.4500%, 5/1/38                                                        2,215,153
         3,282,000  PepsiCo, Inc., 3.7500%, 3/1/14                                                                         3,384,966
                                                                                                                          17,065,625
Beverages - Wine and Spirits - 0.2%
         5,989,000  Brown-Forman Corp., 5.0000%, 2/1/14                                                                    6,318,413
Brewery - 1.2%
        11,562,000  Anheuser-Busch InBev Worldwide, Inc., 7.2000%, 1/15/14 (144A)                                         12,850,666
        15,565,000  Anheuser-Busch InBev Worldwide, Inc., 7.7500%, 1/15/19 (144A)                                         18,179,873
        13,217,000  Anheuser-Busch InBev Worldwide, Inc., 8.2000%, 1/15/39 (144A)                                         16,623,946
                                                                                                                          47,654,485
Building - Residential and Commercial - 0.2%
         5,466,000  MDC Holdings, Inc., 5.3750%, 12/15/14                                                                  5,172,907
         3,766,000  Toll Brothers Finance Corp., 5.9500%, 9/15/13                                                          3,607,109
                                                                                                                           8,780,016
Building Products - Cement and Aggregate - 0.2%
         2,115,000  CRH America, Inc., 5.6250%, 9/30/11                                                                    2,096,521
         3,770,000  CRH America, Inc., 6.9500%, 3/15/12                                                                    3,802,916
         2,624,000  Martin Marietta Materials, Inc., 6.6000%, 4/15/18                                                      2,498,822
                                                                                                                           8,398,259
Cable Television - 1.2%
         6,571,000  Comcast Corp., 6.3000%, 11/15/17                                                                       7,236,708
         5,726,000  Comcast Corp., 5.7000%, 5/15/18                                                                        6,090,746
         4,616,000  COX Communications, Inc., 6.2500%, 6/1/18 (144A)                                                       4,888,067
         7,446,000  COX Communications, Inc., 9.3750%, 1/15/19 (144A)                                                      9,517,240
         4,074,000  Mediacom LLC / Mediacom Capital Corp., 7.8750%, 2/15/11                                                4,043,445
         6,412,000  Time Warner Cable, Inc., 6.7500%, 7/1/18                                                               7,126,880
         1,628,000  Time Warner Cable, Inc., 8.7500%, 2/14/19                                                              2,020,167
         3,465,000  Time Warner Cable, Inc., 8.2500%, 4/1/19                                                               4,208,565
         5,632,000  Time Warner Cable, Inc., 6.7500%, 6/15/39                                                              6,092,484
                                                                                                                          51,224,302
Casino Hotels - 0.1%
         3,826,000  Ameristar Casinos, Inc., 9.2500%, 6/1/14 (144A)                                                        3,940,780
Casino Services - 0.4%
        14,107,000  International Game Technology, 7.5000%, 6/15/19                                                       15,014,955
Cellular Telecommunications - 0.3%
         5,072,000  Verizon Wireless Capital LLC, 5.2500%, 2/1/12 (144A)                                                   5,413,117
         5,945,000  Verizon Wireless Capital LLC, 7.3750%, 11/15/13 (144A)                                                 6,837,386
                                                                                                                          12,250,503
Chemicals - Diversified - 0.8%
         9,267,000  DOW Chemical Co., 7.6000%, 5/15/14                                                                    10,069,698
        18,190,000  DOW Chemical Co., 8.5500%, 5/15/19                                                                    19,956,158
        3,445,000   E.I. du Pont de Nemours & Co., 5.0000%, 7/15/13                                                        3,706,155
                                                                                                                          33,732,011
Commercial Banks - 1.4%
        18,722,000  American Express Bank FSB, 5.5000%, 4/16/13                                                           18,989,725
         7,251,000  BB&T Corp., 5.7000%, 4/30/14                                                                           7,468,574
         7,251,000  BB&T Corp., 6.8500%, 4/30/19                                                                           7,755,017
         7,720,000  Credit Suisse New York, 5.0000%, 5/15/13                                                               8,088,900
        12,937,000  Credit Suisse New York, 5.5000%, 5/1/14                                                               13,759,172
                                                                                                                          56,061,388
Commercial Services - Finance - 0.2%
         7,886,000  Western Union Co., 6.5000%, 2/26/14                                                                    8,610,605
Computers - 0.1%
         3,321,000  Hewlett-Packard Co., 2.2500%, 5/27/11                                                                  3,369,725
         1,659,000  Hewlett-Packard Co., 2.9500%, 8/15/12                                                                  1,699,543
                                                                                                                           5,069,268
Computers - Memory Devices - 0.2%
         5,215,000  Seagate Technology, 6.3750%, 10/1/11                                                                   5,136,775
         2,629,000  Seagate Technology, 10.0000%, 5/1/14 (144A)                                                            2,878,755
                                                                                                                           8,015,530
Consulting Services - 0%
         1,405,000  FTI Consulting, Inc., 7.75%, 10/1/16                                                                   1,394,463
Consumer Products - Miscellaneous - 0%
         1,672,000  Clorox Co., 5.0000%, 3/1/13                                                                            1,746,586
Containers - Paper and Plastic - 0.1%
         1,918,000  Bemis Company, Inc., 5.6500%, 8/1/14                                                                   2,010,256
         1,533,000  Bemis Company, Inc., 6.8000%, 8/1/19                                                                   1,676,987
                                                                                                                           3,687,243
Cosmetics and Toiletries - 0.2%
         2,244,000  Estee Lauder Companies, Inc., 7.7500%, 11/1/13                                                         2,535,298
         4,457,000  Procter & Gamble Co., 4.6000%, 1/15/14                                                                 4,764,725
                                                                                                                           7,300,023
Data Processing and Management - 0.1%
         3,020,000  Fiserv, Inc., 6.8000%, 11/20/17                                                                        3,115,988
Dialysis Centers - 0.2%
         9,612,000  DaVita, Inc., 6.6250%, 3/15/13                                                                         9,443,790
Diversified Financial Services - 0.6%
        13,655,000  American Express Travel Related Services Co., Inc., 5.2500%, 11/21/11 (144A)                          13,757,357
         3,828,000  General Electric Capital Corp., 4.8000%, 5/1/13                                                        3,902,359
         5,672,000  General Electric Capital Corp., 5.9000%, 5/13/14                                                       6,032,212
                                                                                                                          23,691,928
Diversified Minerals - 0.7%
         4,148,000  Teck Resources, Ltd., 7.0000%, 9/15/12                                                                 4,148,000
        13,558,000  Teck Resources, Ltd., 9.7500%, 5/15/14 (144A)                                                         15,083,275
         3,559,000  Teck Resources, Ltd., 5.3750%, 10/1/15                                                                 3,309,870
         3,456,000  Teck Resources, Ltd., 10.2500%, 5/15/16 (144A)                                                         3,913,920
         3,459,000  Teck Resources, Ltd., 10.7500%, 5/15/19 (144A)                                                         4,025,411
                                                                                                                          30,480,476
Diversified Operations - 1.8%
         2,956,000  Eaton Corp., 4.9000%, 5/15/13                                                                          3,083,111
         2,055,000  Eaton Corp., 5.4500%, 10/15/34                                                                         1,735,495
        10,663,000  GMAC LLC, 6.8750%, 9/15/11 (144A)                                                                      9,836,617
         1,967,000  Honeywell International, Inc., 3.8750%, 2/15/14                                                        2,021,700
        17,796,000  ITT Corp., 4.9000%, 5/1/14                                                                            18,087,961
         2,174,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                                       2,434,880
        17,985,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12                                                         18,014,963
         4,222,000  Tyco Electronics Group S.A., 5.9500%, 1/15/14                                                          4,095,669
         5,093,000  Tyco Electronics Group S.A., 6.5500%, 10/1/17                                                          4,759,643
         9,537,000  Tyco Electronics Group S.A., 7.1250%, 10/1/37                                                          7,907,871
                                                                                                                          71,977,910
Electric - Generation - 0.1%
         5,525,000  Allegheny Energy Supply Co. LLC, 8.2500%, 4/15/12 (144A)                                               5,907,407
Electric - Integrated - 0.6%
         6,825,000  CMS Energy Corp., 6.3000%, 2/1/12                                                                      6,667,745
         3,487,000  Pacific Gas & Electric Co., 4.2000%, 3/1/11                                                            3,606,262
         5,033,000  PPL Energy Supply LLC, 5.7000%, 10/15/15                                                               5,204,474
         6,932,000  Virginia Electric and Power Co., 5.1000%, 11/30/12                                                     7,457,031
                                                                                                                          22,935,512
Electronic Components - Semiconductors - 0.3%
        10,242,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                        10,161,918
           919,000  National Semiconductor Corp., 6.6000%, 6/15/17                                                           837,081
                                                                                                                          10,998,999
Electronics - Military - 0.1%
         4,788,000  L-3 Communications Corp., 7.6250%, 6/15/12                                                             4,841,865
Enterprise Software/Services - 0.2%
         7,067,000  BMC Software, Inc., 7.2500%, 6/1/18                                                                    7,204,093
Fiduciary Banks - 0.2%
         8,578,000  Northern Trust Corp., 4.6250%, 5/1/14                                                                  9,067,615
Finance - Auto Loans - 0.7%
         4,846,000  Ford Motor Credit Co. LLC, 9.7500%, 9/15/10                                                            4,823,359
        10,660,000  Ford Motor Credit Co. LLC, 7.3750%, 2/1/11                                                            10,278,181
         5,491,000  Ford Motor Credit Co. LLC, 7.2500%, 10/25/11                                                           5,155,906
         5,994,000  Ford Motor Credit Co. LLC, 7.5000%, 8/1/12                                                             5,532,216
         4,803,000  Ford Motor Credit Co. LLC, 8.0000%, 6/1/14                                                             4,436,272
                                                                                                                          30,225,934
Finance - Credit Card - 0.5%
         4,738,000  American Express Credit Co., 7.3000%, 8/20/13                                                          5,057,588
         3,906,000  American Express Credit Co., 7.0000%, 3/19/18                                                          4,009,239
         8,621,000  American Express Credit Co., 8.1250%, 5/20/19                                                          9,525,248
                                                                                                                          18,592,075
Finance - Investment Bankers/Brokers - 4.2%
        17,925,000  Bank of America Corp., 7.3750%, 5/15/14                                                               19,525,900
         3,700,000  Bank of America Corp., 5.4200%, 3/15/17                                                                3,330,585
        13,982,000  Charles Schwab Corp., 4.9500%, 6/1/14                                                                 14,466,574
        11,004,000  Citigroup, Inc., 5.6250%, 8/27/12                                                                     10,683,453
         9,127,000  Citigroup, Inc., 5.3000%, 10/17/12                                                                     9,086,513
         7,561,000  Citigroup, Inc., 8.1250%, 7/15/39                                                                      7,616,127
         3,377,000  Goldman Sachs Group, Inc., 3.6250%, 8/1/12                                                             3,436,618
         3,233,000  Goldman Sachs Group, Inc., 5.4500%, 11/1/12                                                            3,456,614
         6,448,000  Goldman Sachs Group, Inc., 6.0000%, 5/1/14                                                             6,986,975
         3,237,000  Goldman Sachs Group, Inc., 6.2500%, 9/1/17                                                             3,466,623
         6,376,000  Goldman Sachs Group, Inc., 6.1500%, 4/1/18                                                             6,813,177
         1,055,000  Goldman Sachs Group, Inc., 7.5000%, 2/15/19                                                            1,235,567
        19,304,000  Jefferies Group, Inc., 8.5000%, 7/15/19                                                               19,558,485
        18,280,000  JPMorgan Chase & Co., 6.0000%, 1/15/18                                                                19,358,210
         6,088,126  JPMorgan Chase & Co., 6.3000%, 4/23/19                                                                 6,614,012
         7,921,000  Lazard Group LLC, 6.8500%, 6/15/17                                                                     7,691,449
         2,884,000  Morgan Stanley, 6.7500%, 4/15/11                                                                       3,050,516
         3,000,000  Morgan Stanley, 5.2500%, 11/2/12                                                                       3,051,384
        16,781,000  Morgan Stanley, 4.7500%, 4/1/14                                                                       16,282,285
         4,696,000  Morgan Stanley, 6.6250%, 4/1/18                                                                        4,997,845
                                                                                                                         170,708,912
Finance - Other Services - 0.3%
         9,791,000  CME Group, Inc., 5.7500%, 2/15/14                                                                     10,648,829
Food - Meat Products - 0.2%
         4,827,000  Smithfield Foods, Inc., 7.0000%, 8/1/11                                                                4,585,650
         4,269,000  Tyson Foods Inc., 3.2500%, 10/15/13                                                                    4,306,354
                                                                                                                           8,892,004
Food - Miscellaneous/Diversified - 0.8%
         3,438,000  Chiquita Brands International, 4.2500%, 8/15/16                                                        2,754,698
        12,306,000  Del Monte Corp., 8.6250%, 12/15/12                                                                    12,552,119
         3,836,000  General Mills, Inc., 5.2500%, 8/15/13                                                                  4,155,067
         1,151,000  Heinz (H.J.) Finance Co., 7.1250%, 8/1/39 (144A)                                                       1,266,588
         1,542,000  Kellogg Co., 4.2500%, 3/6/13                                                                           1,605,193
         3,691,000  Kraft Foods, Inc., 6.7500%, 2/19/14                                                                    4,147,496
         6,858,000  Kraft Foods, Inc., 6.1250%, 2/1/18                                                                     7,485,424
                                                                                                                          33,966,585
Food - Retail - 0.3%
         7,389,000  Delhaize Group, 5.8750%, 2/1/14                                                                        7,733,608
         5,379,000  Safeway, Inc., 6.2500%, 3/15/14                                                                        5,893,561
                                                                                                                          13,627,169
Hotels and Motels - 0.3%
         6,286,000  Marriott International, Inc., 4.6250%, 6/15/12                                                         6,162,141
         2,889,000  Marriott International, Inc., 5.6250%, 2/15/13                                                         2,887,729
         2,029,000  Starwood Hotels & Resorts Worldwide, Inc., 7.8750%, 10/15/14                                           2,018,855
                                                                                                                          11,068,725
Independent Power Producer - 0.1%
         5,660,000  NRG Energy, Inc., 8.5000%, 6/15/19                                                                     5,568,025
Investment Management and Advisory Services - 0.2%
         9,309,000  Ameriprise Financial, Inc., 7.3000%, 6/28/19                                                           9,917,101
Life and Health Insurance - 0.1%
         1,940,000  Prudential Financial, Inc., 4.7500%, 6/13/15                                                           1,786,606
         3,895,000  Prudential Financial, Inc., 7.3750%, 6/15/19                                                           4,127,380
                                                                                                                           5,913,986
Medical - Biomedical and Genetic - 0.3%
         5,545,000  Bio-Rad Laboratories, Inc., 6.1250%, 12/15/14                                                          5,295,475
         5,234,000  Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16 (144A)                                                     5,351,765
                                                                                                                          10,647,240
Medical - Drugs - 0.1%
         4,140,000  Pfizer, Inc., 5.3500%, 3/15/15                                                                         4,581,982
Medical - Hospitals - 0.6%
         3,054,000  CHS/Community Health Systems, Inc., 8.8750%, 7/15/15                                                   3,145,620
         4,804,000  HCA, Inc., 8.7500%, 9/1/10                                                                             4,852,040
        11,252,000  HCA, Inc., 9.2500%, 11/15/16                                                                          11,730,210
         4,353,000  HCA, Inc., 8.5000%, 4/15/19 (144A)                                                                     4,461,825
                                                                                                                          24,189,695
Medical - Wholesale Drug Distributors - 0.2%
         4,223,000  McKesson Corp., 6.5000%, 2/15/14                                                                       4,572,613
         3,660,000  McKesson Corp., 7.5000%, 2/15/19                                                                       4,286,124
                                                                                                                           8,858,737
Medical Instruments - 0.1%
         4,382,000  Beckman Coulter, Inc., 6.0000%, 6/1/15                                                                 4,641,638
Medical Labs and Testing Services - 0.8%
         3,748,000  Laboratory Corp. of America Holdings, 5.6250%, 12/15/15                                                3,513,222
        13,295,000  Roche Holdings, Inc., 4.5000%, 3/1/12 (144A)                                                          13,940,538
         7,982,000  Roche Holdings, Inc., 6.0000%, 3/1/19 (144A)                                                           8,852,110
         4,113,000  Roche Holdings, Inc., 7.0000%, 3/1/39 (144A)                                                           5,029,948
                                                                                                                          31,335,818
Medical Products - 0.8%
         3,074,000  Baxter International, Inc., 4.0000%, 3/1/14                                                            3,183,066
         7,142,000  Carefusion Corp., 4.1250%, 8/1/12 (144A)                                                               7,246,880
         5,358,000  Carefusion Corp., 5.1250%, 8/1/14 (144A)                                                               5,503,400
         5,647,000  Carefusion Corp., 6.3750%, 8/1/19 (144A)                                                               5,955,953
         8,738,000  Hospira, Inc., 6.4000%, 5/15/15                                                                        9,525,232
                                                                                                                          31,414,531
Multi-Line Insurance - 0.4%
         7,393,000  MetLife, Inc., 6.7500%, 6/1/16                                                                         7,955,393
         8,356,000  MetLife, Inc., 7.7170%, 2/15/19                                                                        9,450,352
                                                                                                                          17,405,745
Non-Hazardous Waste Disposal - 0.2%
        10,063,000  Allied Waste North America, Inc., 7.1250%, 5/15/16                                                    10,390,048
Office Automation and Equipment - 0.2%
         1,129,000  Xerox Corp., 5.6500%, 5/15/13                                                                          1,124,766
         8,284,000  Xerox Corp., 8.2500%, 5/15/14                                                                          9,025,998
                                                                                                                          10,150,764
Oil - Field Services - 0.1%
         4,021,000  Weatherford International, Ltd., 9.6250%, 3/1/19                                                       4,987,262
Oil and Gas Drilling - 0.4%
         4,937,000  Nabors Industries, Ltd., 9.2500%, 1/15/19 (144A)                                                       5,769,502
         9,603,000  Rowan Companies, Inc., 7.8750%, 8/1/19                                                                10,198,808
                                                                                                                          15,968,310
Oil Companies - Exploration and Production - 0.6%
           753,000  Anadarko Petroleum Corp., 5.7500%, 6/15/14                                                               791,622
         8,495,000  Anadarko Petroleum Corp., 5.9500%, 9/15/16                                                             8,826,050
         1,144,000  Anadarko Petroleum Corp., 6.9500%, 6/15/19                                                             1,255,145
        10,767,000  Forest Oil Corp., 8.0000%, 12/15/11                                                                   10,982,340
         1,046,000  Newfield Exploration Co., 7.6250%, 3/1/11                                                              1,051,230
         1,856,000  Talisman Energy, Inc., 7.7500%, 6/1/19                                                                 2,170,830
                                                                                                                          25,077,217
Oil Refining and Marketing - 0%
           659,000  Frontier Oil Corp., 8.5000%, 9/15/16                                                                     673,828
Pharmacy Services - 0.6%
        11,863,000  Express Scripts, Inc., 5.2500%, 6/15/12                                                               12,528,964
        10,132,000  Express Scripts, Inc. 6.2500%, 6/15/14                                                                11,054,529
         1,121,000  Express Scripts, Inc., 7.2500%, 6/15/19                                                                1,291,741
                                                                                                                          24,875,234
Pipelines - 1.0%
         1,741,000  El Paso Corp., 12.0000%, 12/12/13                                                                      1,976,035
         6,590,000  Enterprise Products Operating LLC, 4.6000%, 8/1/12                                                     6,785,367
         2,248,000  Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                                                   2,334,674
         9,120,000  Kinder Morgan Energy Partners L.P., 6.9500%, 1/15/38                                                   9,873,759
        10,482,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                                         9,460,005
         3,256,000  Plains All American Pipeline, 4.2500%, 9/1/12                                                          3,317,063
         2,530,000  Plains All American Pipeline, 8.7500%, 5/1/19                                                          3,089,532
         2,172,000  Tennessee Gas Pipeline, 8.0000%, 2/1/16                                                                2,410,920
                                                                                                                          39,247,355
Reinsurance - 0.6%
        16,153,000  Berkshire Hathaway Finance Corp., 4.0000%, 4/15/12 (144A)                                             16,713,945
         6,905,000  Berkshire Hathaway Finance Corp., 5.0000%, 8/15/13                                                     7,294,463
                                                                                                                          24,008,408
Resorts and Theme Parks - 0.1%
         2,629,000  Vail Resorts, Inc., 6.7500%, 2/15/14                                                                   2,510,695
Retail - Apparel and Shoe - 0.6%
         1,367,000  Limited Brands, Inc., 6.1250%, 12/1/12                                                                 1,333,798
         5,484,000  Limited Brands, Inc., 6.9000%, 7/15/17                                                                 4,901,330
         4,543,000  Limited Brands, Inc., 8.5000%, 6/15/19 (144A)                                                          4,572,389
         6,011,000  Limited Brands, Inc., 7.6000%, 7/15/37                                                                 4,599,641
         7,176,000  Nordstrom, Inc., 6.7500%, 6/1/14                                                                       7,720,171
                                                                                                                          23,127,329
Retail - Auto Parts - 0.5%
        18,884,000  Autozone, Inc., 5.7500%, 1/15/15                                                                      19,502,753
Retail - Discount - 0.1%
         3,248,000  Wal-Mart Stores, Inc., 3.2000%, 5/15/14                                                                3,273,721
Retail - Office Supplies - 0.1%
         3,982,000  Staples, Inc., 7.7500%, 4/1/11                                                                         4,239,217
Retail - Propane Distribution - 0.1%
         4,059,000  Amerigas Partners L.P., 7.2500%, 5/20/15                                                               3,977,820
Retail - Regional Department Stores - 0.6%
         4,656,000  JC Penny Corp., 7.4000%, 4/1/37                                                                        3,769,367
         5,348,000  Macy's Retail Holdings, 5.8750%, 1/15/13                                                               5,177,645
        11,139,000  Macy's Retail Holdings, 5.7500%, 7/15/14                                                              10,293,449
         5,641,000  Macy's Retail Holdings, 5.9000%, 12/1/16                                                               5,112,777
                                                                                                                          24,353,238
Retail - Restaurants - 0.2%
         7,472,000  Darden Restaurants Inc., 5.6250%, 10/15/12                                                             7,731,854
Rubber - Tires - 0.2%
         8,468,000  Goodyear Tire & Rubber Co., 5.0100%, 12/1/09 **                                                        8,436,245
Schools - 0.1%
         2,351,000  Duke University, 4.2000%, 4/1/14                                                                       2,461,191
Special Purpose Entity - 0.2%
         2,700,000  Petroplus Finance, Ltd., 6.7500%, 5/1/14 (144A)                                                        2,403,000
         5,259,000  Petroplus Finance, Ltd., 7.0000%, 5/1/17 (144A)                                                        4,496,445
                                                                                                                           6,899,445
Steel - Producers - 1.1%
         5,180,000  ArcelorMittal, 5.3750%, 6/1/13                                                                         5,286,320
         8,899,000  ArcelorMittal, 9.0000%, 2/15/15                                                                        9,900,138
         6,731,000  ArcelorMittal, 6.1250%, 6/1/18                                                                         6,501,123
         8,899,000  ArcelorMittal, 9.8500%, 6/1/19                                                                        10,298,278
         7,953,000  Reliance Steel & Aluminum, Co., 6.2000%, 11/15/16                                                      6,492,376
         6,796,000  Steel Dynamics, Inc., 8.2500%, 4/15/16 (144A)                                                          6,728,040
                                                                                                                          45,206,275
Super-Regional Banks - 0.4%
         4,370,000  Bank of America Corp., 5.6500%, 5/1/18                                                                 4,168,158
         5,826,000  Capital One Financial Corp., 7.3750%, 5/23/14                                                          6,315,997
         4,681,000  National City Corp., 6.8750%, 5/15/19                                                                  4,592,407
                                                                                                                          15,076,562
Television - 0.5%
         4,390,000  CBS Corp., 6.6250%, 5/15/11                                                                            4,500,948
         8,952,000  CBS Corp., 8.2000%, 5/15/14                                                                            9,506,774
         4,913,000  CBS Corp., 8.8750%, 5/15/19                                                                            5,115,214
                                                                                                                          19,122,936
Transportation - Railroad - 0.1%
         2,497,000  Canadian National Railway Co., 4.2500%, 8/1/09                                                         2,497,000
         2,767,137  CSX Corp., 8.3750%, 10/15/14                                                                           3,060,896
                                                                                                                           5,557,896
Wireless Equipment - 0.3%
        11,704,000  American Tower Corp., 7.2500%, 5/15/19 (144A)                                                         11,528,440
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $1,269,365,221)                                                                            1,356,923,626
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
Food - Miscellaneous/Diversified - 0%
                19  Heinz (H.J.) Finance Co. (144A)                                                                        1,909,500
Metal - Copper - 0.3%
           124,773  Freeport-McMoRan Copper & Gold, Inc., convertible                                                     11,509,062
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $8,470,594)                                                                                   13,418,562
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.2%
                  Fannie Mae:
        20,848,000  3.6250%, 8/15/11                                                                                      21,860,733
         1,874,000  5.3750%, 6/12/17                                                                                       2,101,026
                                                                                                                          23,961,759
                  Freddie Mac:
        24,046,000  3.8750%, 6/29/11                                                                                      25,267,417
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $47,830,104)                                                                         49,229,176
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 7.8%
        15,920,000  0.8750%, 1/31/11                                                                                      15,926,846
         1,282,000  0.8750%, 2/28/11                                                                                       1,281,603
           739,000  0.8750%, 3/31/11                                                                                         738,192
        17,094,000  1.1250%, 6/30/11                                                                                      17,108,701
        56,074,000  1.3750%, 2/15/12                                                                                      56,038,953
           405,000  1.8750%, 6/15/12                                                                                         408,576
         6,404,985  0.6250%, 4/15/13***                                                                                    6,320,920
        40,711,000  2.7500%, 10/31/13                                                                                     41,576,109
        20,848,000  1.7500%, 1/31/14                                                                                      20,328,468
        67,781,000  1.8750%, 2/28/14                                                                                      66,271,516
         1,041,000  1.7500%, 3/31/14                                                                                       1,010,421
        58,463,000  2.2500%, 5/31/14                                                                                      57,818,737
        26,974,000  2.6250%, 6/30/14                                                                                      27,117,232
         1,534,000  4.5000%, 5/15/17                                                                                       1,663,072
         1,890,000  4.2500%, 11/15/17                                                                                      2,009,898
         3,776,000  4.2500%, 5/15/39                                                                                       3,737,069
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $320,172,265)                                                                      319,356,313
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.8%
       113,991,636  Janus Cash Liquidity Fund LLC, 0% (cost $113,991,636)                                                113,991,636
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,723,160,315) - 100%                                                                  $4,090,402,452
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)
                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Australia                                           15,878,550              0.4%
Belgium                                             78,639,279              1.9%
Bermuda                                             42,288,420              1.0%
Brazil                                              51,970,414              1.3%
Canada                                             223,675,203              5.5%
Cayman Islands                                      18,084,809              0.4%
Hong Kong                                           13,529,341              0.3%
Ireland                                             30,594,415              0.8%
Japan                                               43,218,481              1.1%
Luxembourg                                          66,764,004              1.6%
Switzerland                                        273,828,219              6.7%
United Kingdom                                     120,052,057              2.9%
United States ++                                 3,111,879,260             76.1%
--------------------------------------------------------------------------------
Total                                           $4,090,402,452            100.0%

++ Includes Short-Term Securities (73.3% excluding Short-Term Securities)

Forward Currency Contracts
Open as of July 31, 2009 (unaudited)

Currency Sold and             Currency            Currency           Unrealized
Settlement Date              Units Sold          Value U.S.$         Gain/(Loss)
--------------------------------------------------------------------------------
Euro 8/20/09                   4,800,000         $  6,840,664       $  (117,928)
Euro 9/17/09                   8,480,000           12,085,453          (250,765)
Euro 10/1/09                   3,220,000            4,589,048           (39,542)
Pound Sterling 9/17/09        23,410,000           39,094,682        (1,011,808)
Pound Sterling 10/1/09         9,675,000           16,156,734          (175,908)
Swiss Franc 10/1/09           48,900,000           45,806,714          (639,763)
Yen 9/17/09                  237,000,000            2,506,249            56,744
Yen 10/1/09                  423,000,000            4,473,851           (54,850)
--------------------------------------------------------------------------------
Total                                            $131,553,395       $(2,233,820)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR             American Depositary Receipt

PLC             Public Limited Company

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

VVPR Strip The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.
**    Rate is subject to change. Rate shown reflects current rate.
***   Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Schedule of Restricted and Illiquid Securities (as of July 31, 2009)

                                                                                            Value as a %
                                      Acquisition     Acquisition                           of Investment
                                          Date            Cost              Value            Securities
---------------------------------------------------------------------------------------------------------
Janus Balanced Fund
BAE Systems PLC, 4.9500%, 6/1/14         6/1/09       $  5,336,813       $  5,707,184           0.1%
BAE Systems PLC, 6.3750%, 6/1/19         6/1/09          6,035,517          6,173,166           0.2%
---------------------------------------------------------------------------------------------------------
                                                      $ 11,372,330       $ 11,880,350           0.3%
---------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2009. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of July 31, 2009)

                                                                  Level 2 - Other
                                              Level 1 - Quoted    Significant          Level 3 - Significant
                                              Prices              Observable Inputs    Unobservable Inputs
------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Balanced Fund
Common Stock
Aerospace and Defense                         $    29,277,396     $    22,566,321      $            --
Agricultural Chemicals                             22,415,400          40,737,515                   --
Cellular Telecommunications                                            10,828,270                   --
Finance - Investment Bankers/Brokers              136,127,601          54,243,150                   --
Medical - Drugs                                   148,818,693           1,944,183                   --
Oil Companies - Integrated                         48,044,755          29,404,093                   --
Power Converters and Power Supply Equipment                            10,069,279                   --
All Other                                       1,683,006,484                  --                   --

Corporate Bonds                                            --       1,356,923,626                   --

Preferred Stock                                            --          13,418,562                   --

U.S. Government Agencies                                   --          49,229,176                   --

U.S. Treasury Notes/Bonds                                  --         319,356,313                   --

Money Market                                               --         113,991,636                   --

Total Investments in Securities               $ 2,067,690,328     $ 2,022,712,124      $            --

Other Financial Instruments(a):
Janus Balanced Fund                           $            --          (2,233,820)     $            --
------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.7%
Aerospace and Defense - 2.0%
           646,100  Northrop Grumman Corp.                                                                          $     28,803,138
         3,788,325  Spirit Aerosystems Holdings, Inc.*                                                                    49,286,108
                                                                                                                          78,089,246
Agricultural Chemicals - 1.0%
           723,185  Mosaic Co.                                                                                            37,714,098
Airlines - 0.5%
         4,776,817  UAL Corp.*                                                                                            19,680,486
Automotive - Truck Parts and Equipment - Original - 0.9%
           963,885  Autoliv, Inc.                                                                                         34,516,722
Brewery - 4.3%
         4,214,311  Anheuser-Busch InBev N.V.**                                                                          167,651,154
         4,855,992  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                   20,761
                                                                                                                         167,671,915
Broadcast Services and Programming - 2.7%
         2,893,898  Liberty Global, Inc. - Class A*                                                                       60,627,163
         2,101,377  Liberty Global, Inc. - Class C*                                                                       43,792,697
                                                                                                                         104,419,860
Building Products - Cement and Aggregate - 0.5%
         2,159,366  Cemex S.A.B. de C.V. (ADR)*                                                                           20,276,447
Casino Hotels - 1.7%
         2,227,510  Ameristar Casinos, Inc.                                                                               41,632,162
           490,995  Wynn Resorts, Ltd.*                                                                                   25,124,214
                                                                                                                          66,756,376
Commercial Banks - 4.1%
         5,173,793  ICICI Bank, Ltd.                                                                                      81,859,032
         2,419,504  ICICI Bank, Ltd. (ADR)                                                                                75,851,450
                                                                                                                         157,710,482
Containers - Metal and Glass - 4.6%
         5,262,320  Owens-Illinois, Inc.*,***                                                                            178,603,141
Diversified Operations - 1.0%
         1,312,380  Tyco International, Ltd. (U.S. Shares)                                                                39,660,124
Electric - Generation - 1.5%
        12,471,567  NTPC, Ltd.                                                                                            56,088,232
Electric - Integrated - 1.1%
        17,773,045  Tenaga Nasional Berhad                                                                                41,150,658
Electric - Transmission - 2.0%
        32,184,273  Power Grid Corp. of India, Ltd.                                                                       78,815,888
Energy - Alternate Sources - 0.8%
         1,741,960  Covanta Holding Corp.                                                                                 29,421,704
Engineering - Research and Development Services - 1.9%
         2,290,356  Larsen & Toubro, Ltd.                                                                                 71,966,578
Finance - Consumer Loans - 0.6%
         2,759,425  SLM Corp.*                                                                                            24,531,288
Financial Guarantee Insurance - 2.4%
         6,756,500  Assured Guaranty, Ltd.                                                                                94,388,305
Forestry - 2.5%
         3,128,199  Plum Creek Timber Co., Inc.                                                                           97,850,065
Medical - Biomedical and Genetic - 1.6%
         1,178,115  Genzyme Corp.*                                                                                        61,132,387
Medical - Drugs - 1.8%
         1,159,100  Novo Nordisk A/S                                                                                      67,679,849
Medical - Generic Drugs - 1.0%
           691,430  Teva Pharmaceutical S.P. (ADR)                                                                        36,880,876
Medical Products - 1.6%
           947,160  Becton, Dickinson and Co.                                                                             61,707,474
Metal - Copper - 0.4%
           249,240  Freeport-McMoRan Copper & Gold, Inc. - Class B*                                                       15,029,172
Metal Processors and Fabricators - 0.8%
         6,901,388  Bharat Forge, Ltd.                                                                                    30,288,945
Multi-Line Insurance - 0.6%
           495,585  ACE, Ltd. (U.S. Shares)                                                                               24,313,400
Multimedia - 6.2%
         8,589,714  Liberty Media Corp. - Entertainment - Class A*                                                       240,254,301
Oil Companies - Exploration and Production - 10.5%
         8,903,385  Denbury Resources, Inc.*,**                                                                          147,796,190
         3,842,994  Forest Oil Corp.*,***                                                                                 64,754,449
            24,100  OGX Petroleo e Gas Participacoes S.A.                                                                 15,698,853
         3,416,976  SandRidge Energy, Inc.*                                                                               31,948,726
         1,354,645  Southwestern Energy Co.*                                                                              56,122,942
         2,037,325  Ultra Petroleum Corp. (U.S. Shares)*                                                                  89,886,779
                                                                                                                         406,207,939
Petrochemicals - 0.9%
         1,221,417  Industries Qatar                                                                                      35,225,441
Pipelines - 4.6%
         3,766,743  Kinder Morgan Management LLC*,**                                                                     176,961,586
Power Converters and Power Supply Equipment - 2.3%
         1,506,200  Yingli Green Energy Holding Company, Ltd.*                                                            19,987,274
         1,456,570  Bharat Heavy Electricals, Ltd.                                                                        67,763,623
                                                                                                                          87,750,897
Real Estate Management/Services - 4.8%
        10,992,015  CB Richard Ellis Group, Inc. - Class A*,**                                                           119,812,963
         3,854,205  Mitsubishi Estate Co., Ltd.                                                                           64,243,540
                                                                                                                         184,056,503
Real Estate Operating/Development - 8.3%
        25,952,955  CapitaLand, Ltd.                                                                                      68,904,843
         8,891,377  St. Joe Co.*,**,***                                                                                  250,381,175
                                                                                                                         319,286,018
REIT - Diversified - 1.9%
         1,420,244  Vornado Realty Trust                                                                                  72,460,849
REIT - Mortgage - 0.1%
         2,115,438  Gramercy Capital Corp.*                                                                                3,046,231
REIT - Warehouse/Industrial - 1.9%
         8,380,016  ProLogis                                                                                              73,660,341
Resorts and Theme Parks - 2.2%
         2,967,955  Vail Resorts, Inc.* , ***                                                                             84,913,193
Retail - Major Department Stores - 0.7%
         3,694,484  Pantaloon Retail India, Ltd.                                                                          23,508,601
           381,894  Pantaloon Retail India, Ltd. - Class B                                                                 1,697,971
                                                                                                                          25,206,572
Soap and Cleaning Preparations - 0.7%
           587,557  Reckitt Benckiser Group PLC**                                                                         28,223,305
Super-Regional Banks - 3.5%
         9,040,395  Bank of America Corp.                                                                                133,707,442
Telecommunication Equipment - Fiber Optics - 1.7%
         3,763,690  Corning, Inc.                                                                                         63,982,730
Tobacco - 1.1%
         1,408,735  British American Tobacco PLC**                                                                        43,716,360
Toys - 0.3%
            45,800  Nintendo Co., Ltd.                                                                                    12,387,929
Transportation - Marine - 1.1%
         2,415,455  Teekay Corp. (U.S. Shares) ***                                                                        42,995,099
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,881,800,079)                                                                               3,730,386,454
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.7%
Casino Hotels - 0.6%
         9,363,000  MGM Mirage (144A) 10.3750%, 5/15/14                                                                   10,041,818
        12,486,000  MGM Mirage (144A) 11.1250%, 11/15/17                                                                  13,734,600
                                                                                                                          23,776,418
REIT - Diversified - 0.4%
        15,520,000  Vornado Realty Trust, 2.8500%, 4/1/27                                                                 13,968,000
REIT - Warehouse/Industrial - 0.7%
        31,126,000  ProLogis, 2.2500%, 4/1/37                                                                             26,223,655
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $46,962,489)                                                                                  63,968,073
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.4%
            32,410  Bank of America Corp.
                         expires August 2009
                         exercise price $13.00                                                                             6,255,130
             5,688  Goldman Sachs Group, Inc.
                         expires August 2009
                         exercise price $150.00                                                                            8,105,399
        17,940,600  Topix Banks Index
                         expires September 2009
                         exercise price $197.86                                                                              188,679
        17,443,000  Topix Banks Index
                         expires September 2009
                         exercise price $199.11                                                                              253,948
        15,883,300  Topix Banks Index
                         expires December 2009
                         exercise price $223.66                                                                              259,176
        15,430,300  Topix Banks Index
                         expires December 2009
                         exercise price $225.08                                                                              302,262
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $12,445,396)                                                               15,364,594
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0%
             6,345  S&P 500(R) Index
                         expires August 2009
                         exercise price $900.00** (premiums paid $24,309,027)                                              1,782,945
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.2%
        48,206,000  Janus Cash Liquidity Fund LLC, 0% (cost $48,206,000)                                                  48,206,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,013,722,991) - 100%                                                                $  3,859,708,066
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)


Country                                              Value       % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                           $167,671,915              4.3%
Bermuda                                             94,388,305              2.4%
Brazil                                              15,698,853              0.4%
Canada                                              89,886,779              2.3%
Cayman Islands                                      19,987,274              0.5%
Denmark                                             67,679,849              1.8%
India                                              487,840,320             12.6%
Israel                                              36,880,876              1.0%
Japan                                               76,631,469              2.0%
Malaysia                                            41,150,658              1.1%
Marshall Islands                                    42,995,099              1.1%
Mexico                                              20,276,447              0.5%
Qatar                                               35,225,441              0.9%
Singapore                                           68,904,843              1.8%
Switzerland                                         63,973,524              1.7%
United Kingdom                                      71,939,665              1.9%
United States++                                  2,458,576,749             63.7%
--------------------------------------------------------------------------------
Total                                           $3,859,708,066            100.0%

++Includes Short-Term Securities (62.5% excluding Short Term Securities)

Forward Currency Contracts, Open
As of July 31, 2009 (unaudited)
Currency Sold and                                          Currency               Currency              Unrealized
Settlement Date                                           Units Sold           Value in U.S.$          Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------
British Pound 8/20/09                                     22,680,000            $ 37,878,305         $   (818,182)
British Pound 10/1/09                                     14,386,500              24,024,688             (261,570)
------------------------------------------------------------------------------------------------------------------------
Total                                                                           $ 61,902,993         $ (1,079,752)


 Schedule of Written Options - Calls                                 Value
--------------------------------------------------------------------------------
                        Anheuser-Busch InBev N.V.
                           expires September 2009
                           28,814 contracts
                           exercise price $25.35                  $ (12,575,405)

                        Goldman Sachs Group, Inc.
                           expires August 2009
                           5,688 contracts
                           exercise price $165.00                    (2,076,120)

--------------------------------------------------------------------------------
Total Written Options - Calls
(Premiums received $7,909,128)                                    $ (14,651,525)
--------------------------------------------------------------------------------


 Schedule of Written Options - Puts                                 Value
--------------------------------------------------------------------------------
                        Bank of America Corp.
                           expires August 2009
                           24,000 contracts
                           exercise price $10.00                  $     (24,000)

                        Forest Oil Corp.
                           expires August 2009
                           9,478 contracts
                           exercise price $15.00                       (350,686)

                        Forest Oil Corp.
                           expires August 2009
                           9,478 contracts
                           exercise price $17.50                     (1,279,530)

                        Goldman Sachs Group, Inc.
                           expires August 2009
                           5,688 contracts
                           exercise price $135.00                       (79,632)

                        S&P 500(R) Index
                           expires August 2009
                           10,232 contracts
                           exercise price $800.00                      (255,800)

--------------------------------------------------------------------------------
Total Written Options - Puts
 (Premiums received $20,753,465)                                  $  (1,989,648)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*           Non-income producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.
*** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2009.

                                       Purchases                       Sales               Realized        Dividend        Value
                                 Shares          Cost          Shares          Cost       Gain/(Loss)       Income       at 7/31/09
-----------------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund
Ballarpur Industries, Ltd.            --  $          --      30,946,059  $   9,029,076  $   1,902,162   $     433,158  $          --
Forest Oil Corp.*(1)           3,427,679    134,045,302       3,712,730    192,263,598    (86,413,568)             --     64,754,449
Owens-Illinois, Inc.*            235,475      7,811,615       3,790,035     70,026,855    (11,491,468)             --    178,603,141
St. Joe Co.*                     397,375     15,954,827         444,870     23,400,683    (13,448,961)             --    250,381,175
Teekay Corp. (U.S. Shares)     3,894,125     67,224,994       1,478,670     28,169,019      1,736,133       2,125,328     42,995,099
Vail Resorts, Inc.*              132,645      5,396,908         148,505      7,787,409     (4,761,369)             --     84,913,193
------------------------------------------------------------------------------------------------------------------------------------
                                          $ 230,433,646                  $ 330,676,640  $(112,477,071)  $   2,558,486  $ 621,647,057
------------------------------------------------------------------------------------------------------------------------------------

(1) During the period, exercised options resulted in a net increase of 614,600 shares.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See significant Accounting Policies for more information.

Valuation Inputs Summary
(as of July 31, 2009)
                                                                          Level 2 - Other Significant    Level 3 - Significant
                                               Level 1 - Quoted Prices    Observable Inputs              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Contrarian Fund
Common Stock
Building Products - Cement and Aggregate              $              --               $    20,276,447              $         --
Commercial Banks                                             81,859,032                    75,851,450                        --
Medical - Drugs                                                      --                    67,679,849                        --
Medical - Generic Drugs                                              --                    36,880,876                        --
Power Converters and Power Supply Equipment                  67,763,623                    19,987,274                        --
All Other                                                 3,360,087,903                            --                        --

Corporate Bonds
Casino Hotels                                                        --                    23,776,418                        --
REIT - Diversified                                                   --                    13,968,000                        --
REIT - Warehouse/Industrial                                          --                    26,223,655                        --

Money Market                                                         --                    48,206,000                        --

Total Investments in Securities                       $   3,509,710,558               $   332,849,969              $         --
Investments in Purchased Options:
Janus Contrarian Fund                                                --                    17,147,539                        --
Other Financial Instruments(a):
Janus Contrarian Fund                                                --                   (17,720,925)                       --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2009 is noted below.

Fund                                                           Aggregate Value
--------------------------------------------------------------------------------
Janus Contrarian Fund                                        $       366,223,632

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares                                                                                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.9%
Advertising Sales - 1.6%
         1,663,087  Lamar Advertising Co. - Class A*                                                                  $   34,991,350
Aerospace and Defense - 1.3%
           811,550  Empresa Brasileira de Aeronautica S.A. (ADR)                                                          15,817,109
           325,765  TransDigm Group, Inc.*                                                                                12,473,542
                                                                                                                          28,290,651
Aerospace and Defense - Equipment - 1.0%
           271,670  Alliant Techsystems, Inc.                                                                             21,385,862
Agricultural Chemicals - 1.4%
           345,335  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                32,119,608
Agricultural Operations - 0.3%
        10,460,320  Chaoda Modern Agriculture Holdings, Ltd.                                                               7,072,709
Airlines - 1.3%
         1,047,501  Ryanair Holdings PLC (ADR)*                                                                           29,654,753
Apparel Manufacturers - 0.4%
           152,575  VF Corp.                                                                                               9,870,077
Applications Software - 0.7%
           409,325  Citrix Systems, Inc.*                                                                                 14,571,970
Auction House - Art Dealer - 1.1%
         1,050,880  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                         25,221,120
Batteries and Battery Systems - 1.1%
           378,928  Energizer Holdings, Inc.*                                                                             24,274,128
Casino Hotels - 0.9%
         3,154,543  Crown, Ltd.**                                                                                         19,781,337
Commercial Services - 1.2%
           304,790  CoStar Group, Inc.*                                                                                   11,194,937
           533,767  Iron Mountain, Inc.*                                                                                  15,591,334
                                                                                                                          26,786,271
Commercial Services - Finance - 1.4%
           457,927  Global Payments, Inc.                                                                                 19,370,312
           411,733  Paychex, Inc.                                                                                         10,910,925
                                                                                                                          30,281,237
Computer Services - 0.3%
           150,845  IHS, Inc. - Class A*                                                                                   7,533,199
Computers - 1.3%
           180,414  Apple, Inc.*                                                                                          29,477,843
Consulting Services - 0.4%
           583,977  Gartner, Inc.*                                                                                         9,986,007
Containers - Metal and Glass - 4.1%
           885,895  Ball Corp.                                                                                            42,841,882
         1,437,620  Owens-Illinois, Inc.*                                                                                 48,792,823
                                                                                                                          91,634,705
Decision Support Software - 1.8%
         1,416,302  MSCI, Inc.*                                                                                           39,585,641
Distribution/Wholesale - 2.6%
           624,620  Fastenal Co.                                                                                          22,217,733
        11,918,695  Li & Fung, Ltd.                                                                                       35,141,834
                                                                                                                          57,359,567
Electric Products - Miscellaneous - 0.8%
           516,284  AMETEK, Inc.                                                                                          16,706,950
Electronic Components - Miscellaneous - 1.0%
         1,056,045  Tyco Electronics, Ltd. (U.S. Shares)                                                                  22,673,286
Electronic Components - Semiconductors - 0.7%
         7,086,349  ARM Holdings PLC                                                                                      14,942,488
Electronic Connectors - 1.9%
         1,250,755  Amphenol Corp. - Class A                                                                              41,712,679
Electronic Measuring Instruments - 1.4%
         1,266,601  Trimble Navigation, Ltd.*                                                                             30,031,110
Enterprise Software/Services - 1.1%
         1,127,305  CA, Inc.                                                                                              23,831,228
Entertainment Software - 0.4%
           454,680  Electronic Arts, Inc.*                                                                                 9,761,980
Fiduciary Banks - 0.9%
           320,445  Northern Trust Corp.                                                                                  19,165,815
Finance - Other Services - 0.9%
            67,800  CME Group, Inc.                                                                                       18,904,674
Independent Power Producer - 0.6%
           482,485  NRG Energy, Inc.*                                                                                     13,128,417
Instruments - Controls - 0.7%
           175,575  Mettler-Toledo International, Inc.*                                                                   14,758,835
Instruments - Scientific - 1.7%
           827,521  Thermo Fisher Scientific, Inc.*                                                                       37,470,151
Internet Security - 1.6%
         2,434,465  Symantec Corp.*                                                                                       36,346,562
Investment Management and Advisory Services - 2.0%
           331,893  Eaton Vance Corp.                                                                                      9,498,778
         1,449,200  National Financial Partners Corp.*                                                                    10,869,000
           512,390  T. Rowe Price Group, Inc.                                                                             23,933,737
                                                                                                                          44,301,515
Machinery - General Industrial - 1.8%
           827,840  Roper Industries, Inc.                                                                                39,587,309
Machinery - Pumps - 0.7%
           638,620  Graco, Inc.                                                                                           15,799,459
Medical - Biomedical and Genetic - 7.1%
         1,418,550  Celgene Corp.*, **                                                                                    80,800,607
           162,410  Genzyme Corp.*                                                                                         8,427,455
           547,177  Gilead Sciences, Inc.*                                                                                26,773,370
           277,535  Millipore Corp.*                                                                                      19,316,436
           556,335  Myriad Genetics, Inc.*                                                                                15,254,706
           223,025  Vertex Pharmaceuticals, Inc.*                                                                          8,031,130
                                                                                                                         158,603,704
Medical - Drugs - 0.7%
           364,420  Shire PLC (ADR)                                                                                       16,329,660
Medical Instruments - 2.9%
         1,608,210  Boston Scientific Corp.*                                                                              17,272,175
           101,740  Intuitive Surgical, Inc.*                                                                             23,127,536
           333,450  St. Jude Medical, Inc.*                                                                               12,574,400
           182,485  Techne Corp.                                                                                          11,646,193
                                                                                                                          64,620,304
Medical Products - 4.2%
           936,120  Covidien PLC                                                                                          35,394,697
           396,410  Henry Schein, Inc.*                                                                                   20,367,546
           224,948  Stryker Corp.                                                                                          8,745,978
           803,108  Varian Medical Systems, Inc.*                                                                         28,325,619
                                                                                                                          92,833,840
Metal Processors and Fabricators - 1.3%
           362,010  Precision Castparts Corp.                                                                             28,892,018
Networking Products - 1.1%
           929,045  Juniper Networks, Inc.*                                                                               24,275,946
Oil Companies - Exploration and Production - 3.4%
           562,575  EOG Resources, Inc.                                                                                   41,647,427
           790,525  Ultra Petroleum Corp. (U.S. Shares)*                                                                  34,877,963
                                                                                                                          76,525,390
Oil Companies - Integrated - 1.4%
           546,374  Hess Corp.                                                                                            30,159,845
Oil Field Machinery and Equipment - 0.6%
           494,770  Dresser-Rand Group, Inc.*                                                                             14,402,755
Physical Practice Management - 0.3%
           167,064  Mednax, Inc.*                                                                                          7,743,416
Pipelines - 1.6%
           738,958  Kinder Morgan Management LLC*                                                                         34,716,247
Printing - Commercial - 0.8%
           439,685  VistaPrint, Ltd.*                                                                                     18,137,006
Real Estate Management/Services - 0.9%
           540,903  Jones Lang LaSalle, Inc.                                                                              20,532,678
Reinsurance - 1.7%
            11,633  Berkshire Hathaway, Inc. - Class B                                                                    36,998,757
Retail - Apparel and Shoe - 2.8%
         4,007,000  Esprit Holdings, Ltd.                                                                                 28,954,553
           800,852  Nordstrom, Inc.                                                                                       21,174,527
           498,765  Urban Outfitters, Inc.*                                                                               11,990,311
                                                                                                                          62,119,391
Retail - Office Supplies - 0.8%
           816,827  Staples, Inc.                                                                                         17,169,704
Retail - Regional Department Stores - 0.8%
           387,755  Kohl's Corp.*                                                                                         18,825,505
Semiconductor Components/Integrated Circuits - 2.1%
        11,146,252  Atmel Corp.                                                                                           46,479,871
Semiconductor Equipment - 1.9%
         1,318,185  KLA-Tencor Corp.                                                                                      42,023,738
Telecommunication Equipment - 1.0%
           875,824  CommScope, Inc.*                                                                                      22,421,094
Telecommunication Equipment - Fiber Optics - 0.7%
           923,300  Corning, Inc.                                                                                         15,696,100
Telecommunication Services - 4.0%
         1,567,725  Amdocs, Ltd. (U.S. Shares)*                                                                           37,499,982
         1,175,494  SAVVIS, Inc.*                                                                                         17,056,418
         3,458,624  Time Warner Telecom, Inc. - Class A*                                                                  34,240,378
                                                                                                                          88,796,778
Toys - 1.5%
         1,945,439  Mattel, Inc.                                                                                          34,200,818
Transportation - Railroad - 1.3%
           572,045  Canadian National Railway Co. (U.S. Shares)                                                           27,904,355
Transportation - Services - 1.9%
           398,180  C.H. Robinson Worldwide, Inc.                                                                         21,712,756
           621,065  Expeditors International of Washington, Inc.                                                          21,072,735
                                                                                                                          42,785,491
Transportation - Truck - 1.2%
           310,855  Con-way, Inc.                                                                                         14,159,446
           369,730  Landstar System, Inc.                                                                                 13,561,696
                                                                                                                          27,721,142
Vitamins and Nutrition Products - 0.4%
           256,285  Mead Johnson Nutrition Co. - Class A                                                                   9,331,337
Web Hosting/Design - 1.8%
           493,631  Equinix, Inc.*                                                                                        40,344,462
Wireless Equipment - 3.3%
         2,540,083  Crown Castle International Corp.*                                                                     73,001,985
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,095,553,706)                                                                               2,132,593,830
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.1%
        90,187,781  Janus Cash Liquidity Fund LLC, 0% (cost $90,187,781)                                                  90,187,781

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,185,741,487) - 100%                                                                  $2,222,781,611
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)

Country                                            Value        % of Investment
                                                                     Securities
-------------------------------------------------------------------------------
Australia                                 $   19,781,337                   1.0%
Bermuda                                       82,233,393                   3.7%
Brazil                                        15,817,109                   0.7%
Canada                                       120,123,046                   5.4%
Cayman Islands                                 7,072,709                   0.3%
Guernsey                                      37,499,982                   1.7%
Ireland                                       65,049,451                   2.9%
Jersey                                        16,329,660                   0.7%
Switzerland                                   22,673,286                   1.0%
United Kingdom                                14,942,488                   0.7%
United States++                            1,821,259,150                  81.9%
-------------------------------------------------------------------------------
Total                                     $2,222,781,611                 100.0%

++    Includes Short-Term Securities (77.8% excluding Short Term Securities)


Forward Currency Contracts, Open
As of July 31, 2009 (unaudited)
Currency Sold and               Currency       Currency      Unrealized
Settlement Date               Units Sold    Value U.S.$     Gain/(Loss)
------------------------------------------------------------------------
Australian Dollar 8/20/09      7,367,000   $  6,150,503    $   (345,307)
Australian Dollar 9/17/09      6,200,000      5,164,830        (372,230)
Australian Dollar 10/1/09      8,400,000      6,990,633         (59,373)
Euro 8/20/09                   5,600,000      7,980,774        (102,785)
Euro 10/1/09                  14,291,250     20,367,463        (175,499)
------------------------------------------------------------------------
Total                                      $ 46,654,203    $ (1,055,194)


Notes to Schedule of Investments (unaudited)

ADR          American Depositary Receipt

PLC          Public Limited Company

U.S. Shares  Shares of foreign companies trading on an American Stock Exchange.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

                                                                        Level 2 - Other
                                                    Level 1 - Quoted    Significant         Level 3 - Significant
Valuation Inputs Summary (as of July 31, 2009)      Prices              Observable Inputs   Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
   Investments in Securities:
   Janus Enterprise Fund
   Common Stock
   Airlines                                         $             -     $    29,654,753         $            -
   Aerospace and Defense                                 12,473,542          15,817,110                      -
   Medical Drugs                                                  -          16,329,660                      -
   All Other                                          2,058,318,765                   -                      -

   Money Market                                                   -          90,187,781                      -

   Total Investment in Securities                   $ 2,070,792,307     $   151,989,304         $            -
-----------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements, and/or securities with extended settlement dates as of July 31, 2009 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Enterprise Fund                                        $       38,578,137

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 66.1%
Advertising Services - 0.4%
        $1,215,000  WPP Finance UK, 5.8750%, 6/15/14                                                                  $    1,171,004
         4,980,000  WPP Finance UK, 8.0000%, 9/15/14                                                                       5,309,048
                                                                                                                           6,480,052
Aerospace and Defense - 1.1%
         4,605,000  BAE Systems PLC, 4.9500%, 6/1/14#                                                                      4,737,905
         4,040,000  BAE Systems PLC, 6.3750%, 6/1/19#                                                                      4,352,845
         7,400,000  Meccanica Holdings U.S.A., 6.2500%, 7/15/19 (144A)                                                     7,878,262
                                                                                                                          16,969,012
Agricultural Chemicals - 0.7%
         3,390,000  Mosaic Co., 7.6250%, 12/1/16 (144A)                                                                    3,608,750
         6,855,000  Potash Corporation of Saskatchewan Inc., 5.2500%, 5/15/14                                              7,251,678
                                                                                                                          10,860,428
Appliances - 0.1%
         2,080,000  Whirlpool Corp., 8.0000%, 5/1/12                                                                       2,191,484
Automotive - Truck Parts and Equipment - Original - 0.1%
         2,350,000  Johnson Controls, Inc., 5.5000%, 1/15/16                                                               2,288,059
Beverages - Non-Alcoholic - 0.8%
         4,875,000  Dr. Pepper Snapple Group, Inc., 6.1200%, 5/1/13                                                        5,229,170
         2,669,000  Dr. Pepper Snapple Group, Inc., 6.8200%, 5/1/18                                                        2,949,549
         1,548,000  Dr. Pepper Snapple Group, Inc., 7.4500%, 5/1/38                                                        1,789,695
         2,690,000  PepsiCo, Inc., 3.7500%, 3/1/14                                                                         2,774,393
                                                                                                                          12,742,807
Beverages - Wine and Spirits - 0.4%
         6,003,000  Brown-Forman Corp., 5.0000%, 2/1/14                                                                    6,333,183
Brewery - 1.7%
         6,365,000  Anheuser-Busch InBev Worldwide, Inc., 7.2000%, 1/15/14 (144A)                                          7,074,424
         6,380,000  Anheuser-Busch InBev Worldwide, Inc., 7.7500%, 1/15/19 (144A)                                          7,451,821
        10,010,000  Anheuser-Busch InBev Worldwide, Inc., 8.2000%, 1/15/39 (144A)                                         12,590,277
                                                                                                                          27,116,522
Building - Residential and Commercial - 0.4%
         4,165,000  MDC Holdings, Inc., 5.3750%, 12/15/14                                                                  3,941,669
         2,805,000  Toll Brothers Finance Corp., 5.9500%, 9/15/13                                                          2,686,654
                                                                                                                           6,628,323
Building Products - Cement and Aggregate - 0.5%
         1,595,000  CRH America, Inc., 5.6250%, 9/30/11                                                                    1,581,064
         3,105,000  CRH America, Inc., 6.9500%, 3/15/12                                                                    3,132,110
         2,585,000  Martin Marietta Materials, Inc., 6.6000%, 4/15/18                                                      2,461,683
                                                                                                                           7,174,857
Cable Television - 2.4%
         3,063,000  Comcast Corp., 6.3000%, 11/15/17                                                                       3,373,313
         1,805,000  Comcast Corp., 5.7000%, 5/15/18                                                                        1,919,979
         5,308,000  COX Communications, Inc., 4.6250%, 1/15/10                                                             5,360,332
         9,246,000  COX Communications, Inc., 6.2500%, 6/1/18 (144A)                                                       9,790,958
         3,250,000  COX Communications, Inc., 9.3750%, 1/15/19 (144A)                                                      4,154,046
         2,901,000  Time Warner Cable, Inc., 6.7500%, 7/1/18                                                               3,224,435
         1,615,000  Time Warner Cable, Inc., 8.7500%, 2/14/19                                                              2,004,036
         3,060,000  Time Warner Cable, Inc., 8.2500%, 4/1/19                                                               3,716,655
         4,350,000  Time Warner Cable, Inc., 6.7500%, 6/15/39                                                              4,705,665
                                                                                                                          38,249,419
Casino Hotels - 0%
           305,000  Ameristar Casinos, Inc., 9.2500%, 6/1/14 (144A)                                                          314,150
Casino Services - 0.7%
        10,985,000  International Game Technology, 7.5000%, 6/15/19                                                       11,692,017
Cellular Telecommunications - 0.7%
         3,995,000  Verizon Wireless Capital LLC, 5.2500%, 2/1/12 (144A)                                                   4,263,684
         6,025,000  Verizon Wireless Capital LLC, 7.3750%, 11/15/13 (144A)                                                 6,929,394
                                                                                                                          11,193,078
Chemicals - Diversified - 1.7%
         7,225,000  Dow Chemical Co., 7.6000%, 5/15/14                                                                     7,850,822
        14,460,000  Dow Chemical Co., 8.5500%, 5/15/19                                                                    15,863,993
         2,987,000  E.I. du Pont de Nemours & Co., 5.0000%, 7/15/13                                                        3,213,436
                                                                                                                          26,928,251
Commercial Banks - 2.4%
         7,590,000  American Express Bank FSB, 5.5000%, 4/16/13                                                            7,698,537
         5,925,000  BB&T Corp., 5.7000%, 4/30/14                                                                           6,102,786
         5,925,000  BB&T Corp., 6.8500%, 4/30/19                                                                           6,336,847
         5,907,000  Credit Suisse New York, 5.0000%, 5/15/13                                                               6,189,266
        10,585,000  Credit Suisse New York, 5.5000%, 5/1/14                                                               11,257,697
                                                                                                                          37,585,133
Commercial Services - 0.3%
         4,579,000  Iron Mountain, Inc., 8.6250%, 4/1/13                                                                   4,579,000
Commercial Services - Finance - 0.4%
         6,445,000  Western Union Co., 6.5000%, 2/26/14                                                                    7,037,199
Computers - 0.2%
         2,560,000  Hewlett-Packard Co., 2.2500%, 5/27/11                                                                  2,597,561
         1,275,000  Hewlett-Packard Co., 2.9500%, 8/15/12                                                                  1,306,158
                                                                                                                           3,903,719
Computers - Memory Devices - 0.4%
         3,965,000  Seagate Technology, 6.3750%, 10/1/11                                                                   3,905,525
         2,100,000  Seagate Technology, 10.0000%, 5/1/14 (144A)                                                            2,299,500
                                                                                                                           6,205,025
Consulting Services - 0.1%
         1,190,000  FTI Consulting Inc., 7.7500%, 10/1/16                                                                  1,181,075
Consumer Products - Miscellaneous - 0.1%
         1,431,000  Clorox Co., 5.0000%, 3/1/13                                                                            1,494,835
Containers - Metal and Glass - 0.4%
         3,480,000  Owens-Brockway Glass Container, Inc., 8.2500%, 5/15/13                                                 3,558,300
         2,400,000  Owens-Brockway Glass Container, Inc., 6.7500%, 12/1/14                                                 2,334,000
                                                                                                                           5,892,300
Containers - Paper and Plastic - 0.2%
         1,450,000  Bemis Company, Inc., 5.6500%, 8/1/14                                                                   1,519,745
         1,150,000  Bemis Company, Inc., 6.8000%, 8/1/19                                                                   1,258,014
                                                                                                                           2,777,759
Cosmetics and Toiletries - 0.6%
         1,320,000  Chattem, Inc., 7.0000%, 3/1/14                                                                         1,290,300
         2,255,000  Estee Lauder Cos., Inc., 7.7500%, 11/1/13                                                              2,547,726
         4,628,000  Procter & Gamble Co., 4.6000%, 1/15/14                                                                 4,947,531
                                                                                                                           8,785,557
Data Processing and Management - 0.2%
         2,906,000  Fiserv, Inc., 6.8000%, 11/20/17                                                                        2,998,364
Dialysis Centers - 0.2%
         3,865,000  DaVita, Inc., 6.6250%, 3/15/13                                                                         3,797,363
Diversified Banking Institutions - 1.0%
         5,850,000  Citigroup, Inc., 8.1250%, 7/15/39                                                                      5,892,652
         8,085,000  GMAC LLC, 6.8750%, 9/15/11 (144A)                                                                      7,458,413
         2,675,000  Goldman Sachs Group, Inc., 3.6250%, 8/1/12                                                             2,722,224
                                                                                                                          16,073,289
Diversified Financial Services - 0.5%
         3,340,000  General Electric Capital Corp., 4.8000%, 5/1/13                                                        3,404,880
         4,720,000  General Electric Capital Corp., 5.9000%, 5/13/14                                                       5,019,753
                                                                                                                           8,424,633
Diversified Minerals - 1.1%
         3,195,000  Teck Resources, Ltd., 7.0000%, 9/15/12                                                                 3,195,000
        10,515,000  Teck Resources, Ltd., 9.7500%, 5/15/14 (144A)                                                         11,697,938
         2,785,000  Teck Resources, Ltd., 5.3750%, 10/1/15                                                                 2,590,050
                                                                                                                          17,482,988
Diversified Operations - 4.7%
         2,681,000  Eaton Corp., 4.9000%, 5/15/13                                                                          2,796,286
         1,650,000  Eaton Corp., 5.4500%, 10/15/34                                                                         1,393,463
         3,240,000  Goldman Sachs Group, Inc., 5.4500%, 11/1/12                                                            3,464,098
           870,000  Goldman Sachs Group, Inc., 7.5000%, 2/15/19                                                            1,018,904
        14,075,000  ITT Corp., 4.9000%, 5/1/14                                                                            14,305,914
        15,636,000  JPMorgan Chase & Co., 6.0000%, 1/15/18                                                                16,558,258
         2,180,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                                       2,441,600
         4,443,000  SPX Corp, 7.6250%, 12/15/14                                                                            4,420,785
        13,680,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12                                                         13,702,791
         2,965,000  Tyco Electronics Group S.A., 5.9500%, 1/15/14                                                          2,876,281
         3,810,000  Tyco Electronics Group S.A., 6.5500%, 10/1/17                                                          3,560,620
         9,974,000  Tyco Electronics Group S.A., 7.1250%, 10/1/37                                                          8,270,221
                                                                                                                          74,809,221
Electric - Generation - 0.5%
         7,910,000  Allegheny Energy Supply Co. LLC, 8.2500%, 4/15/12 (144A)                                               8,457,483
Electric - Integrated - 2.0%
         6,404,000  CMS Energy Corp., 6.3000%, 2/1/12                                                                      6,256,445
         5,485,000  Monongahela Power Co., 6.7000%, 6/15/14                                                                5,700,637
         2,595,000  Pacific Gas & Electric Co., 4.8000%, 3/1/14                                                            2,737,567
         3,920,000  PPL Energy Supply LLC, 5.7000%, 10/15/15                                                               4,053,554
         6,109,000  Southern California Edison Co., 7.6250%, 1/15/10                                                       6,277,396
         5,464,000  Virginia Electric and Power Co., 5.1000%, 11/30/12                                                     5,877,843
                                                                                                                          30,903,442
Electronic Components - Semiconductors - 0.6%
         5,105,000  National Semiconductor Corp., 0.8794%, 6/15/10**                                                       4,640,440
         4,085,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                         4,053,059
           686,000  National Semiconductor Corp., 6.6000%, 6/15/17                                                           624,851
                                                                                                                           9,318,350
Enterprise Software/Services - 0.6%
         6,054,000  BMC Software, Inc., 7.2500%, 6/1/18                                                                    6,171,442
         3,865,000  CA, Inc., 6.1250%, 12/1/14                                                                             3,768,375
                                                                                                                           9,939,817
Fiduciary Banks - 0.5%
         6,900,000  Northern Trust Corp., 4.6250%, 5/1/14                                                                  7,293,838
Finance - Auto Loans - 1.3%
         3,900,000  Ford Motor Credit Co. LLC, 9.7500%, 9/15/10                                                            3,881,779
         8,090,000  Ford Motor Credit Co. LLC, 7.3750%, 2/1/11                                                             7,800,232
         4,510,000  Ford Motor Credit Co. LLC, 7.2500%, 10/25/11                                                           4,234,773
         4,494,000  Ford Motor Credit Co. LLC, 7.5000%, 8/1/12                                                             4,147,778
                                                                                                                          20,064,562
Finance - Credit Card - 0.9%
         3,425,000  American Express Co., 7.0000%, 3/19/18                                                                 3,515,526
         6,775,000  American Express Co., 8.1250%, 5/20/19                                                                 7,485,623
         3,625,000  American Express Credit Co., 7.3000%, 8/20/13                                                          3,869,514
                                                                                                                          14,870,663
Finance - Investment Bankers/Brokers - 5.7%
        14,250,000  Bank of America Corp., 7.3750%, 5/15/14                                                               15,522,681
         2,960,000  Bank of America Corp., 5.4200%, 3/15/17                                                                2,664,468
        10,710,000  Charles Schwab Corp., 4.9500%, 6/1/14                                                                 11,081,176
         9,010,000  Citigroup, Inc., 5.6250%, 8/27/12                                                                      8,747,539
         5,325,000  Goldman Sachs Group, Inc., 6.0000%, 5/1/14                                                             5,770,106
         5,091,000  Goldman Sachs Group, Inc., 6.1500%, 4/1/18                                                             5,440,070
        14,730,000  Jefferies Group, Inc., 8.5000%, 7/15/19                                                               14,924,185
         4,430,000  JPMorgan Chase & Co., 6.3000%, 4/23/19                                                                 4,812,659
         6,235,000  Lazard Group LLC, 6.8500%, 6/15/17                                                                     6,054,310
        14,775,000  Morgan Stanley, 4.7500%, 4/1/14                                                                       14,335,901
                                                                                                                          89,353,095
Finance - Other Services - 0.6%
         8,095,000  CME Group, Inc., 5.7500%, 2/15/14                                                                      8,804,235
Food - Meat Products - 0.2%
         3,695,000  Smithfield Foods, Inc., 7.0000%, 8/1/11                                                                3,510,250
Food - Miscellaneous/Diversified - 1.3%
         2,825,000  Dole Food Co., Inc., 13.8750%, 3/15/14 (144A)                                                          3,164,000
         6,266,000  General Mills, Inc., 5.2500%, 8/15/13                                                                  6,787,187
           875,000  Heinz (H.J.) Finance Co., 7.1250%, 8/1/39 (144A)                                                         962,871
         1,624,000  Kellogg Co., 4.2500%, 3/6/13                                                                           1,690,553
         3,705,000  Kraft Foods, Inc., 6.7500%, 2/19/14                                                                    4,163,227
         3,240,000  Kraft Foods, Inc., 6.1250%, 2/1/18                                                                     3,536,421
                                                                                                                          20,304,259
Food - Retail - 0.7%
         1,495,000  Delhaize Group, 5.8750%, 2/1/14                                                                        1,564,724
         8,431,000  Safeway, Inc., 6.2500%, 3/15/14                                                                        9,237,518
                                                                                                                          10,802,242
Gas - Distribution - 0.1%
         1,619,000  Southern Star Central Gas Pipeline, Inc., 6.0000%, 6/1/16 (144A)                                       1,529,955
Hotels and Motels - 0.6%
         5,205,000  Marriott International, Inc., 4.6250%, 6/15/12                                                         5,102,441
         2,365,000  Marriott International, Inc., 5.6250%, 2/15/13                                                         2,363,959
         1,675,000  Starwood Hotels & Resorts Worldwide, Inc., 7.8750%, 10/15/14                                           1,666,625
                                                                                                                           9,133,025
Independent Power Producer - 0.3%
         4,350,000  NRG Energy, Inc., 8.5000%, 6/15/19                                                                     4,279,313
Investment Management and Advisory Services - 0.5%
         7,150,000  Ameriprise Financial, Inc., 7.3000%, 6/28/19                                                           7,617,067
Life and Health Insurance - 0.3%
         1,446,000  Prudential Financial, Inc., 4.7500%, 6/13/15                                                           1,331,666
         2,900,000  Prudential Financial, Inc., 7.3750%, 6/15/19                                                           3,073,017
                                                                                                                           4,404,683
Medical - Biomedical and Genetic - 0.5%
         4,385,000  Bio-Rad Laboratories, Inc., 6.1250%, 12/15/14                                                          4,187,675
         4,065,000  Bio-Rad Laboratories, Inc., 8.0000%, 9/15/16 (144A)                                                    4,156,463
                                                                                                                           8,344,138
Medical - Drugs - 0.3%
         3,670,000  Pfizer, Inc., 5.3500%, 3/15/15                                                                         4,061,806
Medical - Hospitals - 0.7%
         3,535,000  CHS/Community Health Systems, Inc., 8.8750%, 7/15/15                                                   3,641,050
         3,769,000  HCA, Inc., 9.2500%, 11/15/16                                                                           3,929,183
         3,575,000  HCA, Inc., 8.5000%, 4/15/19 (144A)                                                                     3,664,375
                                                                                                                          11,234,608
Medical - Wholesale Drug Distributors - 0.4%
         3,290,000  McKesson Corp., 6.5000%, 2/15/14                                                                       3,562,372
         2,845,000  McKesson Corp., 7.5000%, 2/15/19                                                                       3,331,700
                                                                                                                           6,894,072
Medical Instruments - 0.2%
         3,535,000  Beckman Coulter, Inc., 6.0000%, 6/1/15                                                                 3,744,452
Medical Labs and Testing Services - 1.6%
         2,910,000  Laboratory Corp. of America Holdings, 5.6250%, 12/15/15                                                2,727,715
        10,945,000  Roche Holdings, Inc., 4.5000%, 3/1/12 (144A)                                                          11,476,434
         6,455,000  Roche Holdings, Inc., 6.0000%, 3/1/19 (144A)                                                           7,158,653
         3,210,000  Roche Holdings, Inc., 7.0000%, 3/1/39 (144A)                                                           3,925,634
                                                                                                                          25,288,436
Medical Products - 1.5%
         1,010,000  Baxter International, Inc., 4.0000%, 3/1/14                                                            1,045,835
         5,625,000  Carefusion Corp., 4.1250%, 8/1/12 (144A)                                                               5,707,603
         4,200,000  Carefusion Corp., 5.1250%, 8/1/14 (144A)                                                               4,313,975
         4,450,000  Carefusion Corp., 6.3750%, 8/1/19 (144A)                                                               4,693,464
         7,080,000  Hospira, Inc., 6.4000%, 5/15/15                                                                        7,717,859
                                                                                                                          23,478,736
Metal - Copper - 0.2%
         2,752,000  Freeport-McMoRan Copper & Gold, Inc., 8.3750%, 4/1/17                                                  2,917,120
Multi-Line Insurance - 0.9%
         5,810,000  MetLife, Inc., 6.7500%, 6/1/16                                                                         6,251,973
         7,080,000  MetLife, Inc., 7.7170%, 2/15/19                                                                        8,007,239
                                                                                                                          14,259,212
Non-Hazardous Waste Disposal - 1.3%
         3,970,000  Allied Waste North America, Inc., 6.5000%, 11/15/10                                                    4,108,950
         5,305,000  Allied Waste North America, Inc., 7.2500%, 3/15/15                                                     5,490,675
         7,805,000  Allied Waste North America, Inc., 7.1250%, 5/15/16                                                     8,058,663
         3,427,000  Waste Management, Inc., 7.3750%, 8/1/10                                                                3,567,654
                                                                                                                          21,225,942
Office Automation and Equipment - 0.5%
         1,035,000  Xerox Corp., 5.6500%, 5/15/13                                                                          1,031,119
         6,645,000  Xerox Corp., 8.2500%, 5/15/14                                                                          7,240,192
                                                                                                                           8,271,311
Oil - Field Services - 0.3%
         3,210,000  Weatherford International, Ltd., 9.6250%, 3/1/19                                                       3,981,376
Oil and Gas Drilling - 0.9%
         4,853,000  Nabors Industries, Ltd., 9.2500%, 1/15/19 (144A)                                                       5,671,337
         7,438,000  Rowan Companies, Inc., 7.8750%, 8/1/19                                                                 7,899,483
                                                                                                                          13,570,820
Oil Companies - Exploration and Production - 1.3%
           565,000  Anadarko Petroleum Corp., 5.7500%, 6/15/14                                                               593,979
         6,620,000  Anadarko Petroleum Corp., 5.9500%, 9/15/16                                                             6,877,981
           855,000  Anadarko Petroleum Corp., 6.9500%, 6/15/19                                                               938,068
         3,225,000  Forest Oil Corp., 8.0000%, 12/15/11                                                                    3,289,500
         3,050,000  Forest Oil Corp., 8.5000%, 2/15/14 (144A)                                                              3,095,750
         2,949,000  Kerr-McGee Corp., 6.8750%, 9/15/11                                                                     3,177,194
           810,000  Newfield Exploration Co., 7.6250%, 3/1/11                                                                814,050
         1,455,000  Talisman Energy, Inc., 7.7500%, 6/1/19                                                                 1,701,809
                                                                                                                          20,488,331
Pharmacy Services - 1.3%
         9,390,000  Express Scripts, Inc., 5.2500%, 6/15/12                                                                9,917,136
         8,020,000  Express Scripts, Inc., 6.2500%, 6/15/14                                                                8,750,229
           875,000  Express Scripts, Inc., 7.2500%, 6/15/19                                                                1,008,272
                                                                                                                          19,675,637
Pipelines - 2.6%
         1,720,000  El Paso Corp., 12.0000%, 12/12/13                                                                      1,952,200
         3,225,000  Energy Transfer Partners L.P., 5.9500%, 2/1/15                                                         3,415,343
         5,100,000  Enterprise Products Operating LLC, 4.6000%, 8/1/12                                                     5,251,195
         2,040,000  Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                                                   2,118,654
         9,255,000  Kinder Morgan Energy Partners L.P., 6.9500%, 1/15/38                                                  10,019,916
        12,781,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                                        11,534,852
         2,525,000  Plains All American Pipeline L.P., 4.2500%, 9/1/12                                                     2,572,354
         2,075,000  Plains All American Pipeline L.P., 8.7500%, 5/1/19                                                     2,533,905
         1,785,000  Tennessee Gas Pipeline, 8.0000%, 2/1/16                                                                1,981,350
                                                                                                                          41,379,769
Reinsurance - 1.4%
        13,490,000  Berkshire Hathaway Finance Corp., 4.0000%, 4/15/12 (144A)                                             13,958,467
         6,071,000  Berkshire Hathaway Finance Corp., 5.0000%, 8/15/13                                                     6,413,423
         1,992,000  Berkshire Hathaway Finance Corp., 4.6250%, 10/15/13                                                    2,087,084
                                                                                                                          22,458,974
REIT - Health Care - 0.2%
         2,885,000  Ventas Realty LP / Ventas Capital Corp, 6.5000%, 6/1/16                                                2,711,900
Resorts and Theme Parks - 0.1%
         1,970,000  Vail Resorts, Inc., 6.7500%, 2/15/14                                                                   1,881,350
Retail - Apparel and Shoe - 0.8%
         3,425,000  Limited Brands, Inc., 8.5000%, 6/15/19 (144A)                                                          3,447,156
         4,850,000  Limited Brands, Inc., 7.6000%, 7/15/37                                                                 3,711,239
         5,505,000  Nordstrom, Inc., 6.7500%, 6/1/14                                                                       5,922,456
                                                                                                                          13,080,851
Retail - Auto Parts - 1.0%
        14,765,000  Autozone, Inc., 5.7500%, 1/15/15                                                                      15,248,790
Retail - Discount - 0.2%
         2,630,000  Wal-Mart Stores, Inc., 3.2000%, 5/15/14                                                                2,650,827
Retail - Office Supplies - 0.1%
         1,335,000  Staples, Inc., 7.7500%, 4/1/11                                                                         1,421,234
Retail - Propane Distribution - 0.2%
         3,670,000  Amerigas Partners L.P., 7.2500%, 5/20/15                                                               3,596,600
Retail - Regional Department Stores - 0.5%
         4,330,000  Macy's Retail Holdings, Inc., 5.7500%, 7/15/14                                                         4,001,314
         4,330,000  Macy's Retail Holdings, Inc., 5.9000%, 12/1/16                                                         3,924,539
                                                                                                                           7,925,853
Retail - Restaurants - 0.4%
         5,820,000  Darden Restaurants Inc., 5.6250%, 10/15/12                                                             6,022,402
Schools - 0.2%
         2,390,000  Duke University, 4.2000%, 4/1/14                                                                       2,502,019
Special Purpose Entity - 0.3%
         2,740,000  Petroplus Finance, Ltd., 6.7500%, 5/1/14 (144A)                                                        2,438,600
         2,009,000  Petroplus Finance, Ltd., 7.0000%, 5/1/17 (144A)                                                        1,717,695
                                                                                                                           4,156,295
Steel - Producers - 2.3%
         4,310,000  ArcelorMittal, 5.3750%, 6/1/13                                                                         4,398,463
         7,025,000  ArcelorMittal, 9.0000%, 2/15/15                                                                        7,815,313
         4,500,000  ArcelorMittal, 6.1250%, 6/1/18                                                                         4,346,316
         7,050,000  ArcelorMittal, 9.8500%, 6/1/19                                                                         8,158,541
         6,500,000  Reliance Steel & Aluminum, Co., 6.2000%, 11/15/16                                                      5,306,230
         6,591,000  Steel Dynamics, Inc., 8.2500%, 4/15/16 (144A)                                                          6,525,090
                                                                                                                          36,549,953
Super-Regional Banks - 0.8%
         3,780,000  Bank of America Corp., 5.6500%, 5/1/18                                                                 3,605,409
         4,520,000  Capital One Financial Corp., 7.3750%, 5/23/14                                                          4,900,155
         3,865,000  National City Corp., 6.8750%, 5/15/19                                                                  3,791,851
                                                                                                                          12,297,415
Telephone - Integrated - 0.3%
         4,043,000  BellSouth Corp., 4.7500%, 11/15/12                                                                     4,268,870
Television - 0.7%
         6,960,000  CBS Corp., 8.2000%, 5/15/14                                                                            7,391,326
         3,820,000  CBS Corp., 8.8750%, 5/15/19                                                                            3,977,227
                                                                                                                          11,368,553
Transportation - Railroad - 0.2%
         2,710,124  CSX Corp., 8.3750%, 10/15/14                                                                           2,997,831
           970,000  Kansas City Southern de Mexico S.A. de C.V., 7.3750%, 6/1/14                                             853,600
                                                                                                                           3,851,431
Transportation - Services - 0.1%
         1,736,000  Fedex Corp., 5.5000%, 8/15/09                                                                          1,737,696
Wireless Equipment - 0.6%
         8,940,000  American Tower Corp., 7.2500%, 5/15/19 (144A)                                                          8,805,900
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $977,224,383)                                                                              1,042,128,060
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 1.2% Fannie Mae:
         4,965,000  2.8750%, 10/12/10                                                                                      5,090,763
         5,445,000  3.6250%, 8/15/11                                                                                       5,709,502
         1,450,000  5.3750%, 6/12/17                                                                                       1,625,660
                                                                                                                          12,425,925
                  Freddie Mac:
         5,445,000  3.8750%, 6/29/11                                                                                       5,721,579
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $17,582,910)                                                                     18,147,504
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 27.1%
        49,755,000  0.8750%, 1/31/11                                                                                      49,776,395
        10,995,000  0.8750%, 2/28/11                                                                                      10,991,592
        16,860,000  0.8750%, 3/31/11                                                                                      16,841,555
        28,345,000  0.8750%, 5/31/11                                                                                      28,271,870
        43,825,000  1.1250%, 6/30/11                                                                                      43,862,690
        11,107,000  1.1250%, 1/15/12                                                                                      11,043,657
        23,906,000  4.6250%, 2/29/12                                                                                      25,863,304
        20,065,000  1.3750%, 5/15/12                                                                                      19,985,141
         5,187,000  4.7500%, 5/31/12                                                                                       5,650,184
           395,000  1.8750%, 6/15/12                                                                                         398,488
        15,200,000  1.5000%, 7/15/12                                                                                      15,157,288
         6,198,601  0.6250%, 4/15/13*                                                                                      6,117,245
         4,085,000  2.7500%, 10/31/13                                                                                      4,171,806
        26,840,000  1.7500%, 1/31/14                                                                                      26,171,147
        12,428,000  1.8750%, 2/28/14                                                                                      12,151,228
         3,000,000  1.7500%, 3/31/14                                                                                       2,911,875
        55,950,000  2.2500%, 5/31/14                                                                                      55,333,431
        25,595,000  2.6250%, 6/30/14                                                                                      25,730,909
         1,580,666  1.3750%, 7/15/18*                                                                                      1,538,680
        19,234,322  2.1250%, 1/15/19*                                                                                     19,955,609
        18,894,000  2.7500%, 2/15/19                                                                                      17,749,968
        16,262,000  3.1250%, 5/15/19                                                                                      15,758,854
         6,433,020  2.5000%, 1/15/29*                                                                                      6,720,499
         5,483,000  4.2500%, 5/15/39                                                                                       5,426,470
                                                                                                                         427,579,885
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $426,858,804)                                                                      427,579,885
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 5.6%
        87,600,608  Janus Cash Liquidity Fund LLC, 0% (cost $87,600,608)                                                  87,600,608
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,509,266,705) - 100%                                                                  $1,575,456,057
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country-(Long Positions)
                            July 31, 2009 (unaudited)

                                                                 % of Investment
Country                                       Value              Securities
--------------------------------------------------------------------------------
Belgium                                   $    1,564,724               0.1%
Bermuda                                        4,156,295               0.3%
Canada                                        37,971,327               2.4%
Cayman Islands                                 6,205,025               0.4%
Luxembourg                                    53,128,547               3.4%
Mexico                                           853,600               0.0%
Switzerland                                   21,428,340               1.4%
United Kingdom                                 6,480,052               0.4%
United States++                            1,443,668,147              91.6%
--------------------------------------------------------------------------------
Total                                     $1,575,456,057             100.0%

++Includes Short-Term Securities (86.0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.
PLC      Public Limited Company
REIT     Real Estate Investment Trust
*        Security is a U.S. Treasury Inflation-Protected Security (TIPS).
**       Rate is subject to change. Rate shown reflects current rate.

# Schedule of Restricted and Illiquid Securities (as of July 31, 2009)

                                                                                                    Value as a %
                                       Acquisition         Acquisition                              of Investment
                                           Date               Cost                Value              Securities
-----------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund
BAE Systems PLC, 4.9500%, 6/1/14      6/1/09-6/23/09       $4,631,664           $4,737,905              0.3%
BAE Systems PLC, 6.3750%, 6/1/19      6/1/09-6/23/09        4,071,053            4,352,845              0.2%
-----------------------------------------------------------------------------------------------------------------
Total                                                      $8,702,717           $9,090,750              0.5%
-----------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2009. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of July 31, 2009)

                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Flexible Bond Fund                               --                    $ 1,575,456,057                      --
------------------------------------------------------------------------------------------------------------------------------

Janus Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.7%
Aerospace and Defense - 0.9%
           565,712  Lockheed Martin Corp.                                                                             $   42,292,629
           610,578  Northrop Grumman Corp.                                                                                27,219,567
                                                                                                                          69,512,196
Aerospace and Defense - Equipment - 0.4%
           569,355  United Technologies Corp.                                                                             31,012,767
Agricultural Chemicals - 1.5%
           527,416  Monsanto Co.                                                                                          44,302,944
           824,454  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                76,682,467
                                                                                                                         120,985,411
Applications Software - 0.9%
         3,261,873  Microsoft Corp.                                                                                       76,719,253
Athletic Footwear - 0.7%
         1,342,036  Adidas A.G. **                                                                                        56,668,035
Beverages - Non-Alcoholic - 0.8%
         1,328,925  Coca-Cola Co.                                                                                         66,233,622
Brewery - 5.9%
        12,086,543  Anheuser-Busch InBev N.V. **                                                                         480,819,495
        10,242,276  Anheuser-Busch InBev N.V. - VVPR Strip *,**                                                               43,789
                                                                                                                         480,863,284
Casino Hotels - 0.6%
         7,970,392  Crown, Ltd.**                                                                                         49,980,302
Commercial Banks - 0.5%
         2,544,066  ICICI Bank, Ltd.                                                                                      40,251,858
Computers - 8.3%
         2,367,225  Apple, Inc.*                                                                                         386,780,892
         1,886,604  International Business Machines Corp.                                                                222,487,210
           867,128  Research In Motion, Ltd. (U.S. Shares)*                                                               65,901,728
                                                                                                                         675,169,830
Consumer Products - Miscellaneous - 1.0%
         1,326,739  Kimberly-Clark Corp.                                                                                  77,547,895
Cosmetics and Toiletries - 1.4%
         1,581,471  Colgate-Palmolive Co.                                                                                114,561,759
Diversified Operations - 3.0%
         1,853,143  Danaher Corp.                                                                                        113,486,477
         1,770,876  Illinois Tool Works, Inc.                                                                             71,809,022
         1,973,996  Tyco International, Ltd. (U.S. Shares)                                                                59,654,159
                                                                                                                         244,949,658
E-Commerce/Services - 2.1%
         8,003,937  eBay, Inc.*                                                                                          170,083,661
Electric Products - Miscellaneous - 0.6%
         1,285,227  Emerson Electric Co.                                                                                  46,756,558
Electronic Components - Semiconductors - 0.7%
         2,309,217  Texas Instruments, Inc.                                                                               55,536,669
Electronic Connectors - 0.9%
         2,059,369  Amphenol Corp. - Class A                                                                              68,679,956
Enterprise Software/Services - 2.8%
        10,084,810  Oracle Corp.                                                                                         223,176,845
Finance - Investment Bankers/Brokers - 3.9%
         1,141,335  Goldman Sachs Group, Inc.                                                                            186,380,006
         3,358,285  JPMorgan Chase & Co.                                                                                 129,797,715
                                                                                                                         316,177,721
Food - Retail - 2.0%
        26,908,808  Tesco PLC**                                                                                          165,166,051
Forestry - 0.7%
         1,591,671  Weyerhaeuser Co.                                                                                      55,772,152
Gold Mining - 0.5%
         1,048,815  Newmont Mining Corp.                                                                                  43,368,500
Independent Power Producer - 0.9%
         2,534,181  NRG Energy, Inc.*                                                                                     68,955,065
Industrial Gases - 1.4%
         1,468,045  Praxair, Inc.                                                                                        114,771,758
Internet Security - 0.9%
         4,714,295  Symantec Corp.*                                                                                       70,384,424
Investment Management and Advisory Services - 1.2%
         2,106,971  T. Rowe Price Group, Inc.                                                                             98,416,615
Medical - Biomedical and Genetic - 5.2%
         4,111,812  Celgene Corp.*                                                                                       234,208,811
           585,529  Genzyme Corp.*                                                                                        30,383,100
         3,277,245  Gilead Sciences, Inc.*                                                                               160,355,598
                                                                                                                         424,947,509
Medical - Drugs - 2.4%
         1,218,648  Roche Holding A.G.                                                                                   192,231,968
Medical - HMO - 2.5%
         7,156,298  UnitedHealth Group, Inc.                                                                             200,805,722
Medical Products - 3.0%
         1,867,626  Baxter International, Inc.                                                                           105,278,078
         3,596,015  Covidien PLC**                                                                                       135,965,327
                                                                                                                         241,243,405
Metal Processors and Fabricators - 1.1%
         1,157,360  Precision Castparts Corp.                                                                             92,368,902
Multi-Line Insurance - 1.4%
         2,382,154  ACE, Ltd. (U.S. Shares)                                                                              116,868,475
Multimedia - 0.3%
           917,477  Liberty Media Corp. - Entertainment - Class A*                                                        25,661,832
Networking Products - 3.4%
        12,693,825  Cisco Systems, Inc.*                                                                                 279,391,088
Oil Companies - Exploration and Production - 7.4%
         2,891,836  EOG Resources, Inc.                                                                                  214,082,619
         3,605,677  Occidental Petroleum Corp.                                                                           257,228,997
         3,128,043  XTO Energy, Inc.                                                                                     125,841,170
                                                                                                                         597,152,786
Oil Companies - Integrated - 1.7%
           992,681  Hess Corp.                                                                                            54,795,991
           887,053  Petroleo Brasileiro S.A. (ADR)                                                                        36,582,066
         1,326,202  Petroleo Brasileiro S.A. (U.S. Shares)                                                                44,693,007
                                                                                                                         136,071,064
Oil Field Machinery and Equipment - 0.5%
         1,071,240  National Oilwell Varco, Inc.*                                                                         38,500,366
Reinsurance - 1.4%
            34,835  Berkshire Hathaway, Inc. - Class B                                                                   110,792,718
Retail - Building Products - 0.4%
         1,381,697  Home Depot, Inc.                                                                                      35,841,220
Retail - Discount - 1.0%
         1,661,393  Wal-Mart Stores, Inc.                                                                                 82,870,283
Retail - Drug Store - 2.2%
         5,234,653  CVS Caremark Corp.**                                                                                 175,256,182
Retail - Office Supplies - 0.4%
         1,703,776  Staples, Inc.                                                                                         35,813,372
Retail - Restaurants - 0.5%
           800,262  McDonald's Corp.                                                                                      44,062,426
Semiconductor Components/Integrated Circuits - 2.3%
         8,146,683  Marvell Technology Group, Ltd.*                                                                      108,676,751
        44,394,538  Taiwan Semiconductor Manufacturing Co., Ltd.                                                          79,725,541
                                                                                                                         188,402,292
Semiconductor Equipment - 1.9%
         4,741,988  KLA-Tencor Corp.                                                                                     151,174,577
Soap and Cleaning Preparations - 0.8%
         1,426,321  Reckitt Benckiser Group PLC**                                                                         68,513,340
Telecommunication Equipment - Fiber Optics - 1.0%
         4,867,377  Corning, Inc.                                                                                         82,745,409
Tobacco - 0.3%
         1,476,210  Altria Group, Inc.                                                                                    25,877,961
Transportation - Railroad - 1.2%
         2,049,645  Canadian National Railway Co. (U.S. Shares)                                                           99,981,683
Transportation - Services - 2.0%
           692,965  C.H. Robinson Worldwide, Inc.                                                                         37,787,381
         1,144,731  Expeditors International of Washington, Inc.                                                          38,840,723
         1,636,394  United Parcel Service, Inc. - Class B                                                                 87,923,450
                                                                                                                         164,551,554
Web Portals/Internet Service Providers - 2.1%
           207,930  Google, Inc. - Class A*                                                                               92,123,386
         5,243,834  Yahoo!, Inc.*                                                                                         75,091,703
                                                                                                                         167,215,089
Wireless Equipment - 5.8%
         9,238,840  Crown Castle International Corp.*                                                                    265,524,261
         3,395,062  QUALCOMM, Inc.                                                                                       156,885,815
         4,849,421  Telefonaktiebolaget L.M. Ericsson - Class B                                                           47,599,369
                                                                                                                         470,009,445
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $7,222,880,902)                                                                               7,850,052,513
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.4%
Electric - Integrated - 0.4%
   $    13,732,000  Energy Future Holdings Corp., 10.8750%, 11/1/17                                                       11,912,510
        23,482,000  Texas Competitive Electric Holdings Co. LLC, 10.2500%, 11/1/15                                        18,433,370
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $37,971,470)                                                                                  30,345,880
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 2.9%
       237,152,999  Janus Cash Liquidity Fund LLC, 0% (cost $237,152,999)                                                237,152,999
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,498,005,371) - 100%                                                                  $8,117,551,392
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)

Country                           Value     % of Investment
                                               Securities
-----------------------------------------------------------
Australia                   $   49,980,302             0.6%
Belgium                        480,863,283             5.9%
Bermuda                        108,676,751             1.3%
Brazil                          81,275,073             1.0%
Canada                         242,565,878             3.0%
Germany                         56,668,035             0.7%
India                           40,251,858             0.5%
Ireland                        135,965,327             1.7%
Sweden                          47,599,369             0.6%
Switzerland                    368,754,602             4.5%
Taiwan                          79,725,541             1.0%
United Kingdom                 233,679,390             2.9%
United States ++             6,191,545,983            76.3%
-----------------------------------------------------------
Total                       $8,117,551,392           100.0%

++    Includes Short-Term Securities (73.4% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of July 31, 2009 (unaudited)

Currency Sold and                  Currency   Currency Value        Unrealized
Settlement Date                  Units Sold         in U.S.$       Gain/(Loss)
------------------------------------------------------------------------------
Australian Dollar 8/20/09        11,459,000   $    9,566,800    $     (537,108)
Australian Dollar 9/17/09         4,329,000        3,606,218          (259,901)
Australian Dollar 10/1/09         7,610,000        6,333,180           (53,789)
Euro 8/20/09                     64,700,000       92,206,447        (1,589,567)
Euro 9/17/09                     48,940,000       69,747,887        (1,447,222)
Euro 10/1/09                     38,460,000       54,812,044          (472,294)
Pound Sterling 8/20/09           15,880,000       26,521,494          (537,727)
Pound Sterling 9/17/09            7,060,000       11,790,195          (406,651)
Pound Sterling 10/1/09           31,259,000       52,200,863          (568,340)
------------------------------------------------------------------------------
Total                                          $  326,785,128   $   (5,872,599)

Notes to Schedule of Investments (unaudited)

ADR                American Depositary Receipt

PLC                Public Limited Company

U.S. Shares        Securities of foreign companies trading on an American Stock
                   Exchange.

VVPR Strip         The Voter Verified Paper Record (VVPR) strip is a coupon
                   which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of July 31, 2009)

                                                                              Level 2 - Other Significant      Level 3 - Significant
                                                   Level 1 - Quoted Prices    Observable Inputs                Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Fund
Common Stock
Electric - Integrated                              $                     -    $      30,345,880                $          -
Oil Companies - Integrated                                      54,795,991           81,275,073                           -
All Other                                                    7,713,981,449                    -                           -
Money Market                                                             -          237,152,999                           -
Total Investments in Securities                    $         7,768,777,440    $     348,773,952                $          -

Other Financial Instruments(a):
Janus Fund                                         $                     -    $      (5,872,599)               $          -
------------------------------------------------------------------------------------------------------------------------------------

(a)Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of July 31, 2009 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Fund                                                       $ 1,042,028,137

Janus Global Life Sciences

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.9%
Agricultural Chemicals - 1.4%
            57,145  Monsanto Co.                                                                                      $   4,800,180
            44,916  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                4,177,637
                                                                                                                          8,977,817
Chemicals - Diversified - 1.9%
           205,381  Bayer A.G. **                                                                                        12,573,809
Instruments - Scientific - 1.1%
           162,222  Thermo Fisher Scientific, Inc.*                                                                       7,345,412
Life and Health Insurance - 1.5%
           598,045  Ondontoprev S.A.                                                                                      9,699,154
Medical - Biomedical and Genetic - 26.7%
           347,503  Acorda Therapeutics, Inc.*                                                                            8,777,926
           400,807  Alexion Pharmaceuticals, Inc.                                                                        17,655,548
           163,547  AMAG Pharmaceuticals, Inc.*                                                                           7,426,669
           177,970  Amgen, Inc.                                                                                          11,089,311
           609,950  Arena Pharmaceuticals, Inc.                                                                           3,110,745
           428,843  Celgene Corp.*                                                                                       24,426,898
         1,271,821  Fibrogen, Inc. - Private Placement @ #*                                                               6,359,105
           431,581  Genzyme Corp.*                                                                                       22,394,739
           434,957  Gilead Sciences, Inc.*                                                                               21,282,446
           657,907  Human Genome Sciences, Inc.*                                                                          9,408,070
           418,522  Incyte Corp., Ltd.*                                                                                   2,176,314
           146,063  Martek Biosciences Corp.*                                                                             3,397,425
           241,263  Myriad Genetics, Inc.*                                                                                6,615,431
           280,812  OSI Pharmaceuticals, Inc.*                                                                            9,488,637
           133,438  United Therapeutics Corp.*                                                                           12,359,028
           245,425  Vertex Pharmaceuticals, Inc.*                                                                         8,837,754
                                                                                                                        174,806,046
Medical - Drugs - 33.7%
           393,132  Abbott Laboratories                                                                                  17,687,009
           841,122  Achillion Pharmaceuticals, Inc.*                                                                      1,766,356
           490,583  Array BioPharma, Inc.*                                                                                1,864,215
           275,723  AstraZeneca PLC (ADR) **                                                                             12,804,576
           151,673  Auxilium Pharmaceuticals, Inc.*                                                                       4,691,246
           435,438  Bristol-Myers Squibb Co.                                                                              9,466,422
           453,179  Forest Laboratories, Inc.*                                                                           11,705,614
           300,632  GlaxoSmithKline PLC (ADR) **                                                                         11,511,199
           447,795  Grifols S.A.**                                                                                        8,152,344
           714,011  Merck & Co., Inc.                                                                                    21,427,470
           229,377  Novartis A.G. **                                                                                     10,508,997
           197,366  Novo Nordisk A/S **                                                                                  11,617,988
           752,345  Pfizer, Inc.                                                                                         11,984,856
           172,843  Roche Holding A.G. **                                                                                27,264,600
           136,178  Sanofi-Aventis S.A. **                                                                                8,919,270
           489,231  Schering-Plough Corp.                                                                                12,969,514
           152,551  Shire PLC (ADR)                                                                                       6,835,810
           452,072  Wyeth                                                                                                21,043,952
           408,539  XenoPort, Inc.*                                                                                       8,297,427
                                                                                                                        220,518,865
Medical - Generic Drugs - 2.9%
         8,364,183  Mediquest Therapeutics - Private Placement *, @, #                                                    2,509,255
           275,155  Mylan, Inc.*                                                                                          3,629,294
           168,583  Pharmstandard (GDR) (144A)*, **                                                                       2,528,745
           190,936  Teva Pharmaceutical S.P. (ADR)                                                                       10,184,527
                                                                                                                         18,851,821
Medical - HMO - 3.3%
           182,135  Humana, Inc.*                                                                                         5,983,135
           549,221  UnitedHealth Group, Inc.                                                                             15,411,141
                                                                                                                         21,394,276
Medical Instruments - 4.7%
           776,447  GMP Companies, Inc. *, @, #                                                                           1,692,654
           623,130  Boston Scientific Corp.*                                                                              6,692,416
            21,130  Intuitive Surgical, Inc.*                                                                             4,803,272
           171,427  Medtronic, Inc.                                                                                       6,071,944
           311,980  St. Jude Medical, Inc.*                                                                              11,764,766
                                                                                                                         31,025,052
Medical Labs and Testing Services - 0.8%
           171,661  Genoptix, Inc.*                                                                                       5,374,706
Medical Products - 9.1%
           228,373  Baxter International, Inc.                                                                           12,873,386
           105,795  Becton, Dickinson and Co.                                                                             6,892,544
           350,622  Covidien PLC                                                                                         13,257,018
           175,174  Hospira, Inc.*                                                                                        6,731,937
           185,996  Johnson & Johnson                                                                                    11,325,296
           169,437  Stryker Corp.                                                                                         6,587,711
           698,350  TomoTherapy, Inc.*                                                                                    2,206,786
                                                                                                                         59,874,678
Optical Supplies - 1.7%
            88,659  Alcon, Inc. (U.S. Shares) **                                                                         11,312,888
Pharmacy Services - 1.6%
           194,315  Medco Health Solutions, Inc.*                                                                        10,271,491
Physical Practice Management - 1.2%
           162,243  Mednax, Inc.*                                                                                         7,519,963
Retail - Drug Store - 2.9%
           560,071  CVS Caremark Corp.                                                                                   18,751,177
Soap and Cleaning Preparations - 0.8%
           109,321  Reckitt Benckiser Group PLC**                                                                         5,251,235
Therapeutics - 2.7%
         2,919,304  Portola Pharmaceuticals, Inc. - Private Placement *, @, #                                             4,846,045
           271,613  Onyx Pharmaceuticals, Inc.*                                                                           9,756,339
           205,022  Theravance, Inc.*                                                                                     3,095,832
                                                                                                                         17,698,216
Vitamins and Nutrition Products - 0.9%
           165,441  Mead Johnson Nutrition Co. - Class A                                                                  6,023,707
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $587,250,061)                                                                                  647,270,313
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.6%
REIT - Office Property - 0.6%
         4,512,000  Alexandria Real Estate Equities Inc. (144A), 3.70%, 1/15/27 (cost $3,276,646)                         3,914,160
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.2%
         5,192,551  Mediquest Therapeutics (Series A-1)@, # (cost $3,135,054)                                           1,557,765
-----------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Medical - Generic Drugs - 0%
         3,345,673  Mediquest Therapeutics - expires 6/15/11*, @, #                                                               0
           803,980  Mediquest Therapeutics - expires 6/15/12*, @, #                                                               0
-----------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $94,066)                                                                                                     0
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.6%
        10,436,147  Janus Cash Liquidity Fund LLC, 0% (cost $10,436,147)                                                 10,436,147

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $604,191,974) - 101.3%                                                                   $663,178,385
-----------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (1.3)%
Medical - Drugs - (1.3)%
         (299,375)  Dr. Reddys Laboratories, Ltd. (proceeds $4,700,288)                                                  (5,014,531)
         (103,770)  UCB S.A. (proceeds $3,386,410) **                                                                    (3,430,853)

-----------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds -$8,086,698) - (1.3)%                                                              (8,445,384)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $596,105,276) - 100%                                            654,733,001

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)

Country                                               Value      % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Brazil                                            9,699,154                 1.5%
Canada                                            4,177,637                 0.6%
Denmark                                          11,617,988                 1.8%
France                                            8,919,270                 1.3%
Germany                                          12,573,809                 1.9%
Ireland                                          13,257,018                 2.0%
Israel                                           10,184,526                 1.5%
Jersey                                            6,835,810                 1.0%
Russia                                            2,528,745                 0.4%
Spain                                             8,152,344                 1.2%
Switzerland                                      49,086,485                 7.4%
United Kingdom                                   29,567,010                 4.5%
United States++                                 496,578,589                74.9%
--------------------------------------------------------------------------------
Total                                          $663,178,385               100.0%

++Includes Short-Term Securities (73.3% excluding Short Term Securities)

              Summary of Investments by Country - (Short Positions)
                            July 31, 2009 (unaudited)

Country                                               Value      % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                         (3,430,853)              (40.6)%
India                                           (5,014,531)              (59.4)%
--------------------------------------------------------------------------------
Total                                          $(8,445,384)             (100.0)%

Forward Currency Contracts, Open
As of July 31, 2009 (unaudited)
Currency Sold and                    Currency       Currency        Unrealized
Settlement Date                     Units Sold   Value in U.S.$     Gain/(Loss)

Danish Krone 10/1/09                 9,500,000    $  1,816,518     $    (12,595)
Euro 8/20/09                         2,800,000       3,990,387          (68,791)
Euro 10/1/09                         6,468,000       9,218,001          (79,428)
Pound Sterling 8/1/09                  750,000       1,252,589          (27,232)
Pound Sterling 10/1/09               5,422,000       9,054,451          (98,581)
Russian Ruble 10/1/09               73,200,000       2,294,268           (5,337)
Swiss Franc 9/17/09                 11,350,000      10,630,453         (153,208)
Swiss Franc 10/1/09                  6,700,000       6,276,176          (87,657)
--------------------------------------------------------------------------------
Total                                             $ 44,532,843     $   (532,829)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR            American Depositary Receipt

GDR            Global Depositary Receipt

PLC            Public Limited Company

REIT           Real Estate Investment Trust

U.S. Shares    Shares of foreign companies trading on an American Stock
               Exchange.

*     Non-income producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.


@ Schedule of Fair Valued Securities (as of July 31, 2009)

                                                                       Value as a %
                                                                       of Investment
                                                          Value         Securities
------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc. - Private Placement                    $  6,359,105         1.0%
GMP Companies, Inc.                                      1,692,654         0.3%
Mediquest Therapeutics - expires 6/15/11                         0         0.0%
Mediquest Therapeutics - expires 6/15/12                         0         0.0%
Mediquest Therapeutics - Private Placement               2,509,255         0.4%
Mediquest Therapeutics (Series A-1)                      1,557,765         0.2%
Portola Pharmaceuticals, Inc. - Private Placement        4,846,045         0.7%
------------------------------------------------------------------------------------
                                                      $ 16,964,824         2.6%
------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Funds' Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

# Schedule of Restricted and Illiquid Securities (as of July 31, 2009)

                                                                                                                      Value as a %
                                                          Acquisition           Acquisition                          of Investment
                                                              Date                  Cost                  Value       Securities
----------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc. - Private Placement                      12/28/04-11/8/05        $   5,786,786         $   6,359,105      1.0%
GMP Companies, Inc.                                     7/23/07-2/19/08                56,930             1,692,654      0.3%
Mediquest Therapeutics - expires 6/15/11                5/11/06-6/15-06                     -                     0      0.0%
Mediquest Therapeutics - expires 6/15/12                10/12/07-5/8/08                94,066                     0      0.0%
Mediquest Therapeutics - Private Placement              5/11/06-6/15/06             5,018,510             2,509,255      0.4%
Mediquest Therapeutics (Series A-1)                     10/12/07-5/8/08             2,666,372             1,557,765      0.2%
Portola Pharmaceuticals, Inc. - Private Placement            7/3/08                 4,130,815             4,846,045      0.7%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                $  17,753,479         $  16,964,824      2.6%
----------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2009. The issuer incurs all registration costs.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009.
See Significant Accounting Policies for more information.
                                                                                 Level 2 - Other
                                                           Level 1 - Quoted      Significant        Level 3 - Significant
Valuation Inputs Summary (as of July 31, 2009)             Prices                Observable Inputs  Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------------
   Investments in Securities:
   Janus Global Life Sciences Fund
   Common Stock
   Medical Biomedical and  Genetic                              168,446,941                 --          6,359,105
   Medical Drugs                                                189,367,278         31,151,586                 --
   Medical Generic Drugs                                          3,629,295         12,713,271          2,509,255
   Medical Instruments                                           29,332,398                 --          1,692,655
   REIT Office Property                                                  --          3,914,160                 --
   Therapeutics                                                  12,852,171                 --          4,846,045
   All Other                                                    184,370,313                 --                 --

   Preferred Stock                                                       --                 --          1,557,765
   Money Market                                                          --         10,436,147                 --

   Total Investment in Securities                             $ 587,998,396      $  58,215,164      $  16,964,825
   Investments in Securities Sold Short:
   Janus Global Life Sciences Fund
   Common Stock
   Medical Drugs                                              $  (3,430,853)     $  (5,014,531)     $           -
   Total Investment in Securities Sold Short                  $  (3,430,853)     $  (5,014,531)     $           -
-------------------------------------------------------------------------------------------------------------------------


Level 3 Valuation Reconciliation of assets as of the period ended July
31, 2009

                                                                             Change in
                                     Balance as of   Accrued                 Unrealized       Net      Transfers In
                                      December 31,  Discount/   Realized    Appreciation/  Purchases/  and/or Out of  Balance as of
                                          2008      Premiums   Gain/(Loss)  Depreciation    (Sales)       Level 3     July 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global
Life Sciences
Fund                                  $26,186,663     $--         $--       $(9,221,838)      $--          $--         $16,964,825
-----------------------------------------------------------------------------------------------------------------------------------


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                                   $ 119,014,798
--------------------------------------------------------------------------------

Janus Global Opportunities Fund

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.4%
Applications Software - 3.0%
           121,085  Microsoft Corp.                                                                                 $      2,847,919
Broadcast Services and Programming - 0.4%
            19,138  Liberty Global, Inc. - Class A*                                                                          400,941
Building - Residential and Commercial - 1.2%
            45,365  KB Home                                                                                                  757,142
            30,270  Pulte Homes, Inc.*                                                                                       344,170
                                                                                                                           1,101,312
Cable Television - 1.5%
           156,436  British Sky Broadcasting Group PLC                                                                     1,426,587
Cellular Telecommunications - 4.0%
         1,811,904  Vodafone Group PLC                                                                                     3,713,203
Computers - 5.6%
           392,310  Dell, Inc.*                                                                                            5,249,108
Diversified Operations - 0.5%
            11,625  Illinois Tool Works, Inc.                                                                                471,394
E-Commerce/Services - 4.9%
           215,605  eBay, Inc.*                                                                                            4,581,606
Electric Products - Miscellaneous - 0.5%
            22,500  Icom, Inc.                                                                                               483,960
Electronic Components - Miscellaneous - 1.9%
            59,545  Koninklijke Philips Electronics N.V.                                                                   1,357,711
            21,880  Tyco Electronics, Ltd. (U.S. Shares)                                                                     469,764
                                                                                                                           1,827,475
Electronic Connectors - 2.2%
            18,400  Hirose Electric Co., Ltd.                                                                              2,061,516
Electronic Measuring Instruments - 0.6%
            47,600  Cosel Co., Ltd.                                                                                          545,883
Finance - Investment Bankers/Brokers - 1.4%
            35,030  JPMorgan Chase & Co.                                                                                   1,353,910
Food - Catering - 4.9%
           381,229  Nissin Healthcare Food Service Co., Ltd.                                                               4,553,311
Food - Miscellaneous/Diversified - 4.2%
            96,728  Nestle S.A.                                                                                            3,982,492
Food - Retail - 0.9%
            14,561  Metro A.G.                                                                                               842,895
Human Resources - 3.5%
             4,809  Pasona Group, Inc.                                                                                     3,263,268
Insurance Brokers - 4.6%
           174,925  Willis Group Holdings, Ltd.                                                                            4,359,131
Medical - Biomedical and Genetic - 2.3%
           257,820  PDL BioPharma, Inc.                                                                                    2,121,859
Medical - Drugs - 4.3%
           111,694  GlaxoSmithKline PLC                                                                                    2,143,477
            42,331  Novartis A.G.                                                                                          1,939,411
                                                                                                                           4,082,888
Medical - HMO - 1.5%
            51,055  UnitedHealth Group, Inc.                                                                               1,432,603
Medical Instruments - 0.8%
            25,400  As One Corp.                                                                                             456,399
             1,260  Medikit Co., Ltd.                                                                                        259,565
                                                                                                                             715,964
Medical Products - 7.4%
            94,828  Covidien PLC                                                                                           3,585,447
            54,600  Johnson & Johnson                                                                                      3,324,594
                                                                                                                           6,910,041
Medical Products - Fasteners - 0.5%
            39,000  Kitagawa Industries Co, Ltd.                                                                             502,494
Miscellaneous Manufacturing - 0.3%
            30,200  Mirai Industry Co., Ltd.                                                                                 257,599
Multimedia - 6.9%
           540,000  News Corp. - Class A                                                                                   6,490,800
Property and Casualty Insurance - 3.9%
           616,000  Nipponkoa Insurance Co., Ltd.                                                                          3,678,681
Protection - Safety - 0.6%
            26,400  Secom Joshinetsu Co., Ltd.                                                                               520,410
Reinsurance - 2.4%
               713  Berkshire Hathaway, Inc. - Class B                                                                     2,267,697
Retail - Apparel and Shoe - 2.2%
           288,700  Esprit Holdings, Ltd.                                                                                  2,086,144
Retail - Jewelry - 0.3%
             9,510  Tiffany & Co.                                                                                            283,683
Savings/Loan/Thrifts - 2.2%
           165,135  NewAlliance Bancshares, Inc.                                                                           2,022,904
Transportation - Marine - 2.4%
           456,964  Horizon Lines, Inc. - Class A                                                                          2,289,390
Wire and Cable Products - 0.6%
            60,900  HI-LEX Corp.                                                                                             545,854
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $79,574,840)                                                                                     79,274,922
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 15.6%
        14,647,677  Janus Cash Liquidity Fund LLC, 0% (cost $14,647,677)                                                  14,647,677
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $94,222,517) - 100%                                                                   $     93,922,599
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)

Country                                              Value       % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                           $  6,445,275              6.9%
Germany                                                842,895              0.9%
Ireland                                              3,585,447              3.8%
Japan                                               17,128,941             18.2%
Netherlands                                          1,357,712              1.4%
Switzerland                                          6,391,666              6.8%
United Kingdom                                       7,283,268              7.8%
United States++                                     50,887,395             54.2%
--------------------------------------------------------------------------------
Total                                             $ 93,922,599            100.0%

++Includes Short-Term Securities (38.6% excluding Short Term Securities)

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of July 31, 2009)
                                                            Level 2 - Other Significant    Level 3 - Significant
                                 Level 1 - Quoted Prices    Observable Inputs              Unobservable Inputs
--------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Opportunities Fund
Common Stock                             $    79,274,922            $             --               $      --

Money Market                                          --                  14,647,677                      --

Total Investments in Securities          $    79,274,922            $     14,647,677               $      --

Janus Global Research Fund

Schedule of Investments (unaudited)

Shares                                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.7%
Advertising Sales - 0.3%
            31,260  Lamar Advertising Co. - Class A*                                                                $        657,710
Aerospace and Defense - 1.3%
           471,389  BAE Systems PLC                                                                                        2,417,056
Aerospace and Defense - Equipment - 0.9%
            31,700  United Technologies Corp.                                                                              1,726,699
Agricultural Operations - 0.8%
         2,256,000  Chaoda Modern Agriculture Holdings, Ltd.                                                               1,525,386
Airlines - 1.8%
            74,485  Ryanair Holdings PLC (ADR)*                                                                            2,108,671
           137,000  Singapore Airlines, Ltd.                                                                               1,285,446
                                                                                                                           3,394,117
Athletic Footwear - 0.8%
            37,030  Adidas A.G.                                                                                            1,563,607
Automotive - Cars and Light Trucks - 0.9%
            38,113  Bayerische Motoren Werke A.G.                                                                          1,751,370
Automotive - Truck Parts and Equipment - Original - 1.4%
            73,945  Autoliv, Inc.                                                                                          2,647,970
Batteries and Battery Systems - 0.8%
            22,925  Energizer Holdings, Inc.*                                                                              1,468,576
Brewery - 0.9%
            45,581  Anheuser-Busch InBev N.V.                                                                              1,813,275
            21,000  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                       90
                                                                                                                           1,813,365
Broadcast Services and Programming - 0.2%
            15,830  Discovery Holding Co. - Class A*                                                                         387,835
Building - Residential and Commercial - 1.7%
            68,400  MRV Engenharia e Participacoes S.A.                                                                    1,164,326
             3,611  NVR, Inc.*                                                                                             2,170,752
                                                                                                                           3,335,078
Cable Television - 1.0%
           209,798  British Sky Broadcasting Group PLC                                                                     1,913,211
Casino Hotels - 1.1%
           342,876  Crown, Ltd.                                                                                            2,150,088
Casino Services - 0.6%
            55,280  International Game Technology                                                                          1,091,780
Cellular Telecommunications - 0.8%
           757,564  Vodafone Group PLC                                                                                     1,552,505
Chemicals - Diversified - 1.0%
           164,987  Israel Chemicals, Ltd.                                                                                 1,881,815
Chemicals - Specialty - 1.2%
         2,280,000  Huabao International Holdings, Ltd.                                                                    2,380,087
Commercial Banks - 1.2%
           209,101  Barclays PLC                                                                                           1,055,755
            77,943  ICICI Bank, Ltd.                                                                                       1,233,204
                                                                                                                           2,288,959
Computers - 2.9%
            23,270  Apple, Inc.*                                                                                           3,802,085
            23,626  Research In Motion, Ltd. (U.S. Shares)*                                                                1,795,576
                                                                                                                           5,597,661
Computers - Peripheral Equipment - 0.6%
            63,357  Logitech International S.A.*                                                                           1,067,615
Consulting Services - 1.2%
            47,794  Bereau Veritas S.A.                                                                                    2,264,683
Consumer Products - Miscellaneous - 0.9%
            30,600  Kimberly-Clark Corp.                                                                                   1,788,570
Containers - Metal and Glass - 1.9%
           109,570  Owens-Illinois, Inc.*                                                                                  3,718,806
Cosmetics and Toiletries - 1.0%
            25,285  Colgate-Palmolive Co.                                                                                  1,831,645
Decision Support Software - 0.4%
            30,833  MSCI, Inc.*                                                                                              861,782
Distribution/Wholesale - 0.8%
           552,000  Li & Fung, Ltd.                                                                                        1,627,552
Diversified Operations - 4.3%
           920,000  China Merchants Holdings International Co., Ltd.                                                       3,039,047
            20,756  Danaher Corp.                                                                                          1,271,097
            54,320  Illinois Tool Works, Inc.                                                                              2,202,676
           293,300  Keppel Corp., Ltd.                                                                                     1,710,305
                                                                                                                           8,223,125
E-Commerce/Services - 0.9%
            85,085  eBay, Inc.*                                                                                            1,808,056
Electric - Generation - 0.4%
            62,218  AES Corp.*                                                                                               795,768
Electronic Components - Miscellaneous - 0.8%
            69,223  Tyco Electronics, Ltd. (U.S. Shares)                                                                   1,486,218
Electronic Components - Semiconductors - 0.9%
           831,237  ARM Holdings PLC                                                                                       1,752,771
Electronic Connectors - 0.7%
            38,300  Amphenol Corp. - Class A                                                                               1,277,305
Engineering - Research and Development Services - 1.1%
           117,698  ABB, Ltd.                                                                                              2,150,782
Enterprise Software/Services - 1.6%
            68,969  CA, Inc.                                                                                               1,458,005
            73,956  Oracle Corp.                                                                                           1,636,646
                                                                                                                           3,094,651
Fiduciary Banks - 0.2%
             7,579  Northern Trust Corp.                                                                                     453,300
Finance - Investment Bankers/Brokers - 2.0%
             9,639  Goldman Sachs Group, Inc.                                                                              1,574,049
            41,688  JPMorgan Chase & Co.                                                                                   1,611,240
            20,615  Morgan Stanley                                                                                           587,528
                                                                                                                           3,772,817
Finance - Other Services - 1.1%
             3,899  CME Group, Inc.                                                                                        1,087,158
            53,800  Hong Kong Exchanges & Clearing, Ltd.                                                                   1,014,937
                                                                                                                           2,102,095
Food - Catering - 0.8%
         1,713,000  FU JI Food & Catering Services Holdings, Ltd. **                                                       1,511,900
Food - Miscellaneous/Diversified - 1.3%
            21,712  Groupe Danone                                                                                          1,164,795
            34,225  Nestle S.A.                                                                                            1,409,114
                                                                                                                           2,573,909
Food - Retail - 0.5%
           161,492  Tesco PLC                                                                                                991,237
Hotels and Motels - 0.8%
            63,645  Starwood Hotels & Resorts Worldwide, Inc.                                                              1,502,658
Human Resources - 0.7%
           121,808  Capita Group PLC                                                                                       1,357,988
Independent Power Producer - 0.4%
            29,010  NRG Energy, Inc.*                                                                                        789,362
Internet Security - 0.8%
            99,703  Symantec Corp.*                                                                                        1,488,566
Life and Health Insurance - 0.6%
           150,545  Prudential PLC                                                                                         1,127,082
Medical - Biomedical and Genetic - 6.3%
            51,685  Alexion Pharmaceuticals, Inc.                                                                          2,276,724
            40,369  Celgene Corp.*                                                                                         2,299,419
            41,313  Genzyme Corp.*                                                                                         2,143,732
            45,351  Gilead Sciences, Inc.*                                                                                 2,219,024
            38,380  Myriad Genetics, Inc.*                                                                                 1,052,380
            65,270  OSI Pharmaceuticals, Inc.*                                                                             2,205,473
                                                                                                                          12,196,752
Medical - Drugs - 4.6%
            49,300  Abbott Laboratories                                                                                    2,218,007
           114,745  GlaxoSmithKline PLC                                                                                    2,202,028
            37,078  Novo Nordisk A/S                                                                                       2,182,604
            14,223  Roche Holding A.G.                                                                                     2,243,565
                                                                                                                           8,846,204
Medical Products - 3.5%
            40,660  Baxter International, Inc.                                                                             2,292,005
            58,867  Covidien PLC                                                                                           2,225,761
            59,303  Hospira, Inc.*                                                                                         2,279,014
                                                                                                                           6,796,780
Multi-Line Insurance - 0.8%
            29,793  ACE, Ltd. (U.S. Shares)                                                                                1,461,645
Multimedia - 1.4%
            88,954  News Corp. - Class A                                                                                     918,895
           230,455  WPP PLC                                                                                                1,777,305
                                                                                                                           2,696,200
Networking Products - 0.7%
            61,851  Cisco Systems, Inc.*                                                                                   1,361,341
Oil - Field Services - 1.2%
           122,514  Petrofac, Ltd.                                                                                         1,535,696
            13,509  Schlumberger, Ltd. (U.S. Shares)                                                                         722,732
                                                                                                                           2,258,428
Oil and Gas Drilling - 1.1%
            21,000  ENSCO International, Inc.                                                                                795,690
            41,015  Helmerich & Payne, Inc.                                                                                1,409,275
                                                                                                                           2,204,965
Oil Companies - Exploration and Production - 1.2%
            25,070  Canadian Natural Resources, Ltd.                                                                       1,507,459
            11,305  Occidental Petroleum Corp.                                                                               806,499
                                                                                                                           2,313,958
Oil Companies - Integrated - 2.3%
            20,580  Exxon Mobil Corp.                                                                                      1,448,626
            29,167  Hess Corp.                                                                                             1,610,018
            35,374  Petroleo Brasileiro S.A. (ADR)                                                                         1,458,824
                                                                                                                           4,517,468
Oil Field Machinery and Equipment - 1.3%
            30,214  Cameron International Corp.*                                                                             943,583
            23,135  National Oilwell Varco, Inc.*                                                                            831,472
            83,250  Wellstream Holdings PLC                                                                                  757,096
                                                                                                                           2,532,151
Pipelines - 0.8%
            32,090  Kinder Morgan Management LLC*                                                                          1,507,588
Power Converters and Power Supply Equipment - 0.3%
           134,348  JA Solar Holdings Co., Ltd. (ADR)*                                                                       646,214
Property and Casualty Insurance - 0.3%
            12,325  Chubb Corp.                                                                                              569,169
Real Estate Operating/Development - 1.1%
           325,000  CapitaLand, Ltd.                                                                                         862,872
           340,995  Hang Lung Properties, Ltd.                                                                             1,249,614
                                                                                                                           2,112,486
REIT - Warehouse/Industrial - 0.3%
            71,687  ProLogis                                                                                                 630,129
Retail - Apparel and Shoe - 3.6%
           228,400  Esprit Holdings, Ltd.                                                                                  1,650,417
            71,968  Gap, Inc.                                                                                              1,174,518
            32,363  Inditex S.A.                                                                                           1,740,575
            82,850  Limited Brands, Inc.                                                                                   1,072,079
            51,470  Nordstrom, Inc.                                                                                        1,360,867
                                                                                                                           6,998,456
Retail - Consumer Electronics - 1.1%
            29,640  Best Buy Co., Inc.                                                                                     1,107,647
            16,270  Yamada Denki Co., Ltd.                                                                                 1,018,057
                                                                                                                           2,125,704
Retail - Jewelry - 0.6%
            37,085  Tiffany & Co.                                                                                          1,106,246
Retail - Regional Department Stores - 0.7%
            29,635  Kohl's Corp.*                                                                                          1,438,779
Semiconductor Components/Integrated Circuits - 1.7%
           292,697  Atmel Corp.                                                                                            1,220,546
           146,562  Marvell Technology Group, Ltd.*                                                                        1,955,138
                                                                                                                           3,175,684
Semiconductor Equipment - 1.2%
            69,541  KLA-Tencor Corp.                                                                                       2,216,967
Soap and Cleaning Preparations - 1.1%
            42,596  Reckitt Benckiser Group PLC                                                                            2,046,099
Super-Regional Banks - 0.5%
            62,785  Bank of America Corp.                                                                                    928,590
Telecommunication Equipment - 2.0%
            91,957  Arris Group, Inc.*                                                                                     1,120,036
            65,738  CommScope, Inc.*                                                                                       1,682,893
           171,673  Tellabs, Inc.*                                                                                           995,703
                                                                                                                           3,798,632
Telecommunication Equipment - Fiber Optics - 0.6%
            70,551  Corning, Inc.                                                                                          1,199,367
Telecommunication Services - 1.0%
            52,052  Amdocs, Ltd. (U.S. Shares)*                                                                            1,245,084
            58,999  Time Warner Telecom, Inc. - Class A*                                                                     584,090
                                                                                                                           1,829,174
Tobacco - 0.8%
            86,580  Altria Group, Inc.                                                                                     1,517,747
Toys - 1.7%
            98,405  Mattel, Inc.                                                                                           1,729,960
             5,800  Nintendo Co., Ltd.                                                                                     1,568,777
                                                                                                                           3,298,737
Transportation - Services - 2.9%
            34,064  C.H. Robinson Worldwide, Inc.                                                                          1,857,510
            20,586  Panalpina Welttransport Holding A.G.                                                                   1,580,277
            38,372  United Parcel Service, Inc. - Class B                                                                  2,061,727
                                                                                                                           5,499,514
Web Portals/Internet Service Providers - 0.9%
             2,353  Google, Inc. - Class A*                                                                                1,042,497
            54,285  Yahoo!, Inc.*                                                                                            777,361
                                                                                                                           1,819,858
Wireless Equipment - 2.8%
            59,968  Crown Castle International Corp.*                                                                      1,723,480
            53,598  QUALCOMM, Inc.                                                                                         2,476,763
           124,354  Telefonaktiebolaget L.M. Ericsson - Class B                                                            1,220,594
                                                                                                                           5,420,837
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $181,868,973)                                                                                   190,036,987
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.3%
         2,414,479  Janus Cash Liquidity Fund LLC, 0% (cost $2,414,479)                                                    2,414,479
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $184,283,452) - 100%                                                                  $    192,451,466
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)

Country                                            Value         % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                   $        2,150,088              1.1%
Belgium                                              1,813,365              0.9%
Bermuda                                              7,613,193              4.0%
Brazil                                               2,623,149              1.4%
Canada                                               3,303,035              1.7%
Cayman Islands                                       3,683,500              1.9%
Denmark                                              2,182,604              1.1%
France                                               3,429,478              1.8%
Germany                                              3,314,977              1.7%
Guernsey                                             1,245,084              0.7%
Hong Kong                                            5,303,597              2.8%
India                                                1,233,203              0.6%
Ireland                                              4,334,432              2.3%
Israel                                               1,881,815              1.0%
Japan                                                2,586,834              1.3%
Jersey                                               3,313,002              1.7%
Netherlands Antilles                                   722,731              0.4%
Singapore                                            3,858,623              2.0%
Spain                                                1,740,576              0.9%
Sweden                                               1,220,594              0.6%
Switzerland                                         11,399,214              5.9%
United Kingdom                                      17,172,829              8.9%
United States++                                    106,325,543             55.3%
--------------------------------------------------------------------------------
Total                                       $      192,451,466            100.0%

++ Includes Short-Term Securities (54.0% excluding Short-Term Securities).

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.

** Schedule of Fair Valued Securities (as of July 31, 2009)
                                                                 % of Investment
                                                      Value           Securities
--------------------------------------------------------------------------------
Janus Global Research Fund
FU JI Food & Catering Services Holdings, Ltd.    $1,511,900                 0.8%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Notes to Financial Statements for more information.

Valuation Inputs Summary (as of July 31, 2009)
                                                                                 Level 2 - Other
                                                                                 Significant              Level 3 - Significant
                                                      Level 1 - Quoted Prices    Observable Inputs        Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Research Fund
Common Stock
Airlines                                                      $     1,285,446          $     2,108,671             $          -

Food - Catering                                                             -                1,511,900                        -

Oil Companies - Integrated                                          3,058,644                1,458,824                        -

Power Converters and Power Supply Equipment                                 -                  646,214                        -

All Other                                                         179,967,288                        -                        -

Money Market                                                                -                2,414,479                        -
Total Investments in Securities                              $    184,311,378          $     8,140,088             $          -

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.9%
Aerospace and Defense - 1.0%
            45,160  Lockheed Martin Corp.                                                                         $       3,376,162
            76,375  Northrop Grumman Corp.                                                                                3,404,797
                                                                                                                          6,780,959
Applications Software - 1.2%
           341,903  Microsoft Corp.                                                                                       8,041,559
Cable Television - 1.4%
           155,145  British Sky Broadcasting Group PLC**                                                                  1,414,814
             6,146  Jupiter Telecommunications Co., Ltd.**                                                                5,164,433
            86,110  Time Warner Cable, Inc. - Class A*                                                                    2,846,797
                                                                                                                          9,426,044
Casino Services - 1.5%
           506,990  International Game Technology                                                                        10,013,053
Chemicals - Diversified - 0.6%
            76,400  Shin-Etsu Chemical Co., Ltd.**                                                                        4,118,381
Commercial Services - 1.8%
         2,154,911  Live Nation, Inc.*                                                                                   12,584,680
Communications Software - 0.5%
           153,115  SolarWinds, Inc.*                                                                                     3,062,300
Computer Aided Design - 0.2%
            48,960  ANSYS, Inc.*                                                                                          1,530,490
Computer Software - 0.6%
           291,830  Omniture, Inc.*                                                                                       3,992,234
Computers - 10.8%
           216,878  Apple, Inc.*,**                                                                                      35,435,695
           186,460  International Business Machines Corp.                                                                21,989,228
           208,830  Research In Motion, Ltd. (U.S. Shares)*                                                              15,871,080
                                                                                                                         73,296,003
Computers - Peripheral Equipment - 0.4%
           161,322  Logitech International S.A.*                                                                          2,718,401
Decision Support Software - 1.1%
           857,869  DemandTec, Inc.*                                                                                      7,643,613
E-Commerce/Services - 3.5%
         1,110,994  eBay, Inc.*                                                                                          23,608,623
Electronic Components - Miscellaneous - 2.1%
           654,645  Tyco Electronics, Ltd. (U.S. Shares)                                                                 14,055,228
Electronic Components - Semiconductors - 3.2%
         8,835,530  ARM Holdings PLC**                                                                                   18,630,863
           100,830  Broadcom Corp. - Class A*                                                                             2,846,431
                                                                                                                         21,477,294
Electronic Connectors - 1.2%
           243,410  Amphenol Corp. - Class A                                                                              8,117,724
Electronic Measuring Instruments - 2.4%
           678,379  Trimble Navigation, Ltd.*                                                                            16,084,366
Enterprise Software/Services - 10.1%
           327,801  Autonomy Corp. PLC**                                                                                  6,433,053
           274,396  Aveva Group PLC**                                                                                     3,703,038
         1,068,216  CA, Inc.                                                                                             22,582,086
         1,170,275  Oracle Corp.**                                                                                       25,898,185
           398,745  Taleo Corp.*                                                                                          6,978,038
           158,041  Temenos Group A.G.*                                                                                   3,166,146
                                                                                                                         68,760,546
Human Resources - 2.2%
            54,390  Hewitt Associates, Inc. - Class A*                                                                    1,627,893
         1,268,530  SuccessFactors, Inc.*                                                                                13,382,991
                                                                                                                         15,010,884
Internet Applications Software - 3.6%
           387,161  DealerTrack Holdings, Inc.*                                                                           7,677,403
         1,014,090  Vocus, Inc.*, #                                                                                      17,056,993
                                                                                                                         24,734,396
Internet Content - Information/News - 0.4%
           511,010  TechTarget, Inc.*                                                                                     2,861,656
Internet Security - 3.1%
         1,421,667  Symantec Corp.*                                                                                      21,225,488
Life and Health Insurance - 0.7%
           284,700  Ondontoprev S.A.                                                                                      4,617,293
Medical - Biomedical and Genetic - 7.3%
            73,120  Alexion Pharmaceuticals, Inc.                                                                         3,220,936
           351,296  Celgene Corp.*                                                                                       20,009,820
           104,300  Genzyme Corp.*                                                                                        5,412,127
           175,095  Gilead Sciences, Inc.*                                                                                8,567,398
           256,714  Myriad Genetics, Inc.*                                                                                7,039,098
           142,650  Vertex Pharmaceuticals, Inc.*                                                                         5,136,827
                                                                                                                         49,386,206
Medical Instruments - 1.1%
            33,430  Intuitive Surgical, Inc.*                                                                             7,599,308
Medical Products - 0.6%
            72,665  Baxter International, Inc.                                                                            4,096,126
Multimedia - 3.0%
         1,265,360  News Corp. - Class A                                                                                 13,071,169
            75,355  Time Warner, Inc.                                                                                     2,008,964
           676,590  WPP PLC                                                                                               5,217,969
                                                                                                                         20,298,102
Networking Products - 3.8%
         1,173,693  Cisco Systems, Inc.*,**                                                                              25,832,983
Power Converters and Power Supply Equipment - 2.2%
         1,382,000  China High Speed Transmission Equipment Group Co., Ltd.                                               3,463,114
           515,345  JA Solar Holdings Co., Ltd. (ADR)*                                                                    2,478,809
           126,845  Vestas Wind Systems A/S*                                                                              8,935,825
                                                                                                                         14,877,748
Semiconductor Components/Integrated Circuits - 5.0%
         4,834,165  Atmel Corp.                                                                                          20,158,468
         1,023,080  Marvell Technology Group, Ltd.*                                                                      13,647,887
                                                                                                                         33,806,355
Semiconductor Equipment - 0.9%
           197,785  KLA-Tencor Corp.**                                                                                    6,305,386
Telecommunication Equipment - 6.2%
           231,230  Arris Group, Inc.*                                                                                    2,816,381
           727,175  CommScope, Inc.*                                                                                     18,615,680
         3,534,505  Tellabs, Inc.*                                                                                       20,500,129
                                                                                                                         41,932,190
Telecommunication Equipment - Fiber Optics - 0.9%
           377,619  Corning, Inc.                                                                                         6,419,523
Telecommunication Services - 3.0%
           865,780  Amdocs, Ltd. (U.S. Shares)*,**                                                                       20,709,458
Television - 0.6%
           483,670  CBS Corp. - Class B                                                                                   3,961,257
Toys - 2.7%
            67,060  Nintendo Co., Ltd.**                                                                                 18,138,309
Transactional Software - 0.7%
           189,735  Solera Holdings, Inc.                                                                                 5,109,564
Web Portals/Internet Service Providers - 3.5%
            26,642  Google, Inc. - Class A*                                                                              11,803,738
           821,157  Yahoo!, Inc.*                                                                                        11,758,968
                                                                                                                         23,562,706
Wireless Equipment - 5.8%
           265,700  Crown Castle International Corp.*                                                                     7,636,218
           351,404  QUALCOMM, Inc.                                                                                       16,238,378
         1,567,305  Telefonaktiebolaget L.M. Ericsson (ADR)                                                              15,234,205
                                                                                                                         39,108,801
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $587,525,046)                                                                                  684,905,237
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0%
             1,161  Adobe Systems, Inc.
                         expires August 2009
                         exercise price $27.00                                                                                5,805
             1,045  Citrix Systems, Inc.
                         expires August 2009
                         exercise price $30.00                                                                                    0
             1,764  PowerShares QQQ (ETF)
                         expires September 2009
                         exercise price $36.00                                                                               82,908
             1,119  WMware, Inc.
                         expires August 2009
                         exercise price $28.00                                                                               27,975
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $860,280)                                                                     116,688
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.2%
        21,825,485  Janus Cash Liquidity Fund LLC, 0% (cost $21,825,485)                                                 21,825,485
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $610,210,811) - 104.1%                                                                    706,847,410
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (4.1)%
Computers - Peripheral Equipment - (0.3)%
            87,505  Synacptics, Inc.*                                                                                    (2,097,495)
E-Commerce/Products - (1.0)%
            80,475  Amazon.com, Inc.                                                                                     (6,901,536)
Investment Companies - (2.1)%
           354,790  PowerShares QQQ Trust (ETF)                                                                         (13,989,370)
Software Tools - (0.7)%
           150,535  VMware, Inc. - Class A*                                                                              (4,851,743)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $24,570,787)                                                                      (27,840,144)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short                                                                             679,007,266
------------------------------------------------------------------------------------------------------------------------------------


               Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)

                                                                % of Investment
Country                                                 Value     Securities
--------------------------------------------------------------------------------
Bermuda                                          $ 13,647,887       1.9%
Brazil                                              4,617,293       0.7%
Canada                                             15,871,080       2.2%
Cayman Islands                                      5,941,923       0.8%
Denmark                                             8,935,824       1.3%
Guernsey                                           20,709,458       2.9%
Japan                                              27,421,123       3.9%
Jersey                                              5,217,969       0.7%
Sweden                                             15,234,205       2.2%
Switzerland                                        19,939,775       2.8%
United Kingdom                                     30,181,768       4.3%
United States ++                                  539,129,105      76.3%
--------------------------------------------------------------------------------
Total                                            $706,847,410     100.0%

++    Includes Short-Term Securities (73.1% excluding Short-Term Securities)

              Summary of Investments by Country - (Short Positions)
                            July 31, 2009 (unaudited)

                                                                 % of Securities
Country                                                 Value      Sold Short
--------------------------------------------------------------------------------
United States                                     (27,840,144)      100.0%
--------------------------------------------------------------------------------
Total                                            $(27,840,144)      100.0%

Forward Currency Contracts, Open
as of July 31, 2009 (unaudited)

                                               Currency     Currency             Unrealized
Currency Sold and Settlement Date            Units Sold   Value in U.S. $        Gain/(Loss)
---------------------------------------------------------------------------------------------
Pound Sterling 9/17/09                        5,300,000   $     8,850,996    $      (228,936)
Pound Sterling 10/1/09                        5,247,000         8,762,210            (95,399)
Yen 9/17/09                                 867,000,000         9,168,430            207,584
Yen 10/1/09                               1,077,000,000        11,390,869           (139,654)
---------------------------------------------------------------------------------------------
Total                                                     $    38,172,505    $      (256,405)

Schedule of Written Options - Calls
                                                                   Value
PowerShares QQQ Trust (ETF)
   expires September 2009
   1,764 contracts
   exercise price $39.00 (premiums received $160,524)            $(298,116)


Notes to Schedule of Investments (unaudited)

ADR          American Depositary Receipt

PLC          Public Limited Company

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates

# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2009.

                                          Purchases                    Sales              Realized       Dividend   Value
                                      Shares      Cost           Shares     Cost         Gain/(Loss)     Income    at 7/31/09
-----------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund
Vocus, Inc.                           688,620   $ 11,134,971      5,485   $    167,156   $  (78,959)   $    --     17,056,993

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of July 31, 2009)

                                                                          Level 2 - Other Significant   Level 3 - Significant
                                                 Level 1 - Quoted Prices  Observable Inputs             Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Technology Fund
Common Stock
Power Converters and Supply Equipment            $      12,398,939        $       2,478,809             $               -

Wireless Equipment                                      23,874,596               15,234,205                             -

All Other                                              630,918,688                        -                             -

Money Market                                                     -               21,825,485                             -
Total Investments in Securities                  $     667,192,223        $      39,538,499             $               -

Investments in Securities Sold Short:
Janus Global Technology Fund
Investment Companies                             $               -        $     (13,989,370)            $               -
All Other                                              (13,850,774)                       -                             -
Total Investments in Securities Sold Short       $     (13,850,774)       $     (13,989,370)            $               -

Investments in Purchased Options:
Janus Global Technology Fund
Purchased Options                                $          33,780        $          82,908             $               -

Other Financial Instruments(a):
Janus Global Technology Fund                     $        (298,116)       $        (256,405)            $               -
-----------------------------------------------------------------------------------------------------------------------------

(a)Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.
Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of July 31, 2009 is noted below.
Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Global Technology Fund                                      $ 104,538,990

Janus Government Money Market Fund


Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 45.0%
       $30,700,000  Credit Suisse Securities (USA) LLC, 0.2200% dated 7/31/09, maturing 8/3/09 to be repurchased at $31,314,117
                    collateralized by $404,025,028 in U.S. Government Agencies
                    0.3092% - 6.5000%, 9/15/12 -1/15/39 with a value of
                    $31,314,117                                                                                           30,700,000
        31,600,000  Goldman Sachs Group, 0.2200% dated 7/31/09, maturing 8/3/09 to be repurchased at $31,600,579 collateralized by
                    $34,857,817 in U.S. Government Agencies 0% - 37.9500%,
                    3/25/19 -7/20/39 with a value of $32,232,000                                                          31,600,000
        50,000,000  RBC Capital Markets Corp., 0.2200%
                    dated 7/31/09, maturing 8/3/09
                    to be repurchased at $50,000,917
                    collateralized by $89,464,199
                    in U.S. Government Agencies
                    3.2500% - 16.0000%, 11/15/09 - 8/1/39
                    with a value of $51,000,000                                                                           50,000,000

------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements| (amortized cost $112,300,000)                                                               112,300,000
------------------------------------------------------------------------------------------------------------------------------------

Taxable Variable Rate Demand Notes - 16.4%
         1,480,000  A.E. Realty LLC, Series 2003, 0.7000% 10/1/23                                                          1,480,000
            95,000  Anaheim, California Housing Authority Multifamily Housing Revenue (Cobblestone), 0.7000%, 3/15/33         95,000
           200,000  Anaheim, California Housing Authority Multifamily Housing Revenue (Cobblestone), 0.7000%, 7/15/33        200,000
           225,000  California Statewide Communities Development Authority 0.7000% 3/15/33                                   225,000
         9,000,000  Cypress Bend Real Estate Development LLC, 0.6500%, 4/1/33                                              9,000,000
         6,360,000  Florida Housing Financial Corp. Multifamily Revenue, (Stone Harbor Apartments), Series K, 0.4000%,
                    7/15/36                                                                                                6,360,000
         1,975,000  GMC Financing LLC, 1.0000%, 6/1/30                                                                     1,975,000
           145,000  Lakeshore Professional, 1.0000%, 7/1/45                                                                  145,000
         1,000,000  Maryland State Community Development Administration Multifamily Development (Crusader-D), 0.3000%,
                    2/1/41                                                                                                 1,000,000
         5,500,000  Mississippi Business Finance Corp., Mississippi Revenue (John Fayard), Series A, 1.0000%, 3/1/29       5,500,000
         5,080,000  Mississippi Business Finance Corp., Mississippi Revenue (John Fayard), Series B, 1.0000%, 3/1/29       5,080,000
         2,065,000  New York City Housing Development Corp. Multifamily Revenue (Aldus St. Apartments)|
                    Series A, 0.3500%, 6/15/37                                                                             2,065,000
           500,000  Sacramento California Redevelopment Agency, 0.7000%, 1/15/36                                             500,000
           350,000  Shepherd Capital LLC, 1.0000%, 10/1/53                                                                   350,000
         2,530,000  Washington State Housing Finance Community (Cambridge Apartments-B) 0.6700%, 3/15/39                   2,530,000
        $4,370,000  Washington State Housing Finance Community (New Haven Apartments|PJ-B), 0.6700%, 3/15/39               4,370,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes| (amortized cost $40,875,000)                                                    40,875,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 26.7%
                    Army & Air Force Exchange Services:
         5,000,000  0.8000%, 9/21/09**                                                                                     5,000,000
        15,000,000  0.6000%, 10/14/09**                                                                                   15,000,000
                    Fannie Mae:
         3,000,000  0.6800%, 10/1/09                                                                                       2,996,593
         1,600,000  0.2800%, 10/5/09                                                                                       1,599,192
         1,745,000  0.3000%, 10/9/09                                                                                       1,743,997
         2,150,000  0.2400%, 10/13/09                                                                                      2,148,968
         3,000,000  0.6500%, 10/19/09                                                                                      2,995,767
         3,098,000  0.7600%, 11/2/09                                                                                       3,091,973
         5,000,000  0.2500%, 11/16/09                                                                                      4,996,268
         1,000,000  0.3300%, 12/28/09                                                                                        998,624
         5,000,000  0.9000%, 1/4/10                                                                                        4,980,456
                    Federal Home Loan Bank System:
         1,000,000  2.7200%, 9/10/09                                                                                         997,205
         3,900,000  0.3033%, 11/13/09                                                                                      3,896,568
         1,000,000  0.3200%, 12/23/09                                                                                        998,729
         4,000,000  0.3750%, 1/21/10                                                                                       3,992,732
                    Freddie Mac:
         5,000,000  0.2282%, 12/1/09                                                                                       4,996,112
         1,000,000  0.3200%, 12/21/09                                                                                        998,729
         5,000,000  1.2500%, 3/18/10                                                                                       5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (amortized cost $66,431,913)                                                           66,431,913
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 11.9%
                    Federal Farm Credit Bank:
         2,000,000  0.3200%, 12/21/09                                                                                      1,998,216
                    Federal Home Loan Bank System:
         2,000,000  0.6500%, 9/10/09                                                                                       2,000,000
         1,000,000  0.5380%, 10/5/09                                                                                       2,000,199
         1,500,000  0.4490%, 12/8/09                                                                                       1,497,095
         6,812,716  1.6000%, 1/15/42                                                                                       6,812,716
                    Freddie Mac:
           800,000  0.2588%, 9/18/09                                                                                         800,062
         1,000,000  0.2150%, 9/28/09                                                                                       1,000,057
           500,000  0.2269%, 10/8/09                                                                                         500,073
         5,000,000  0.3113%, 12/7/09                                                                                       4,999,916
         3,000,000  0.1900%, 12/23/09                                                                                      2,999,299
         5,000,000  0.8763%, 2/4/10                                                                                        5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Variable Notes (amortized cost $29,607,633)                                                  29,607,633
------------------------------------------------------------------------------------------------------------------------------------
Total Investments |(total amortized cost $249,214,546) - 100.0%                                                          249,214,546
------------------------------------------------------------------------------------------------------------------------------------

**       Security is illiquid.

A money market fund may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of July 31, 2009)

                                                                              Level 2 - Other
                                                                              Significant        Level 3 - Significant
                                                   Level 1 - Quoted Prices    Observable Inputs  Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Government Money Market Fund

Taxable Variable Rate Demand Notes                 $        -                 $ 40,875,000       $            -
U.S. Government Agency Notes                                -                   66,431,913                    -
U.S. Government Agency Variable Notes                       -                   29,607,633                    -

Repurchase Agreements                                       -                  112,300,000                    -
Total Investments in Securities                    $        -                 $249,214,546       $            -

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.1%
Aerospace and Defense - 2.0%
           985,225  BAE Systems PLC**                                                                               $      5,051,761
           643,260  Boeing Co.                                                                                            27,602,286
         2,131,360  Empresa Brasileira de Aeronautica S.A. (ADR)                                                          41,540,207
                                                                                                                          74,194,254
Agricultural Chemicals - 3.1%
           438,670  Monsanto Co.                                                                                          36,848,280
         1,671,940  Syngenta A.G. (ADR)**                                                                                 76,775,485
                                                                                                                         113,623,765
Applications Software - 0.4%
           602,210  Microsoft Corp.                                                                                       14,163,979
Athletic Footwear - 1.5%
         1,008,540  NIKE, Inc. - Class B                                                                                  57,123,706
Brewery - 3.3%
         3,033,534  Anheuser-Busch InBev N.V.**                                                                          120,678,202
         3,776,984  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                                16,148
                                                                                                                         120,694,350
Cable Television - 1.0%
         1,372,415  DIRECTV Group, Inc.*                                                                                  35,545,549
Casino Hotels - 2.7%
         1,604,594  Crown, Ltd.                                                                                           10,062,001
         3,951,860  MGM Mirage*                                                                                           28,571,948
         1,224,941  Wynn Resorts, Ltd.*                                                                                   62,680,231
                                                                                                                         101,314,180
Cellular Telecommunications - 0.6%
           987,955  Vodafone Group PLC**                                                                                  20,332,114
Commercial Services - Finance - 1.1%
         2,416,895  Western Union Co.                                                                                     42,247,325
Computers - 7.8%
           982,458  Apple, Inc.*                                                                                         160,523,813
           364,810  International Business Machines Corp.                                                                 43,022,043
         1,107,660  Research In Motion, Ltd. (U.S. Shares)*                                                               84,182,160
                                                                                                                         287,728,016
Diversified Operations - 1.8%
         5,870,000  China Merchants Holdings International Co., Ltd.                                                      19,390,436
           576,485  Danaher Corp.                                                                                         35,303,941
        19,329,275  Melco International Development, Ltd.*                                                                12,545,647
                                                                                                                          67,240,024
E-Commerce/Services - 1.0%
         1,649,570  eBay, Inc.*                                                                                           35,053,363
           476,635  Liberty Media Corp. - Interactive - Class A*                                                           3,174,389
                                                                                                                          38,227,752
Electronic Components - Semiconductors - 0.8%
           320,920  Broadcom Corp. - Class A*                                                                              9,059,572
           723,875  Microchip Technology, Inc.                                                                            19,493,953
                                                                                                                          28,553,525
Electronic Connectors - 0.7%
           723,345  Amphenol Corp. - Class A                                                                              24,123,556
Enterprise Software/Services - 4.6%
           987,845  CA, Inc.                                                                                              20,883,043
         6,715,455  Oracle Corp.                                                                                         148,613,020
                                                                                                                         169,496,063
Fiduciary Banks - 0.3%
           192,854  Northern Trust Corp.                                                                                  11,534,598
Finance - Investment Bankers/Brokers - 9.1%
           964,795  Charles Schwab Corp.                                                                                  17,240,887
         1,568,965  Credit Suisse Group A.G. (ADR)**                                                                      74,321,872
           723,590  Goldman Sachs Group, Inc.                                                                            118,162,246
         4,403,595  Morgan Stanley                                                                                       125,502,457
                                                                                                                         335,227,462
Finance - Other Services - 1.2%
         1,693,450  NYSE Euronext                                                                                         45,638,478
Food - Miscellaneous/Diversified - 2.1%
         1,874,640  Nestle S.A.**                                                                                         77,182,800
Hotels and Motels - 1.3%
         1,979,395  Starwood Hotels & Resorts Worldwide, Inc.                                                             46,733,516
Industrial Gases - 0.8%
           361,455  Praxair, Inc.                                                                                         28,258,552
Medical - Biomedical and Genetic - 2.8%
           480,260  Celgene Corp.*                                                                                        27,355,610
           297,020  Genzyme Corp.*                                                                                        15,412,368
           978,360  Gilead Sciences, Inc.*                                                                                47,871,154
           345,775  OSI Pharmaceuticals, Inc.*                                                                            11,683,737
                                                                                                                         102,322,869
Medical - Drugs - 4.7%
           642,070  Abbott Laboratories                                                                                   28,886,729
         2,316,335  Bristol-Myers Squibb Co.                                                                              50,357,123
           605,442  Roche Holding A.G.**                                                                                  95,503,630
                                                                                                                         174,747,482
Medical - HMO - 2.5%
         3,342,465  UnitedHealth Group, Inc.                                                                              93,789,568
Medical Products - 3.3%
         1,061,195  Baxter International, Inc.                                                                            59,819,562
           795,590  Covidien PLC**                                                                                        30,081,258
           532,415  Johnson & Johnson                                                                                     32,418,749
                                                                                                                         122,319,569
Metal Processors and Fabricators - 0.3%
           128,520  Precision Castparts Corp.                                                                             10,257,181
Networking Products - 0.2%
           275,760  Cisco Systems, Inc.*                                                                                   6,069,478
Oil and Gas Drilling - 0.7%
           337,675  Transocean, Ltd. (U.S. Shares)*,**                                                                    26,909,321
Oil Companies - Exploration and Production - 5.8%
         2,378,673  EnCana Corp. (U.S. Shares)                                                                           127,615,806
           726,060  EOG Resources, Inc.                                                                                   53,750,222
           434,005  Occidental Petroleum Corp.                                                                            30,961,917
                                                                                                                         212,327,945
Oil Companies - Integrated - 4.8%
         2,136,852  Hess Corp.                                                                                           117,954,230
         1,778,124  Petroleo Brasileiro S.A. (U.S. Shares)                                                                59,922,779
                                                                                                                         177,877,009
Optical Supplies - 1.5%
           426,265  Alcon, Inc. (U.S. Shares)**                                                                           54,391,414
Power Converters and Power Supply Equipment - 0.8%
         2,230,685  JA Solar Holdings Co., Ltd. (ADR)*                                                                    10,729,595
         1,046,480  Suntech Power Holdings Co., Ltd. (ADR)*                                                               19,244,767
                                                                                                                          29,974,362
Real Estate Operating/Development - 0.6%
         5,937,520  Hang Lung Properties, Ltd.                                                                            21,758,699
Retail - Apparel and Shoe - 2.1%
        10,943,655  Esprit Holdings, Ltd.                                                                                 79,078,774
Retail - Drug Store - 2.4%
         2,701,015  CVS Caremark Corp.                                                                                    90,429,982
Retail - Jewelry - 0.7%
           883,640  Tiffany & Co.                                                                                         26,358,981
Soap and Cleaning Preparations - 1.9%
         1,442,187  Reckitt Benckiser Group PLC**                                                                         69,275,463
Telecommunication Equipment - Fiber Optics - 1.9%
         4,204,674  Corning, Inc.                                                                                         71,479,458
Television - 0.9%
         3,950,768  CBS Corp. - Class B                                                                                   32,356,790
Tobacco - 2.7%
         1,919,730  Altria Group, Inc.                                                                                    33,652,867
         1,429,620  Philip Morris International, Inc.                                                                     66,620,292
                                                                                                                         100,273,159
Toys - 1.1%
           147,915  Nintendo Co., Ltd.                                                                                    40,007,873
Wireless Equipment - 2.2%
         1,725,940  QUALCOMM, Inc.                                                                                        79,755,687
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,108,660,597)                                                                               3,360,944,628
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.2%
Building - Residential and Commercial - 0.2%
   $     6,467,000  Meritage Homes Corp., 6.2500%, 3/15/15                                                                 5,286,772
Power Converters and Power Supply Equipment - 1.0%
        24,709,000  JA Solar Holdings Co., Ltd., 4.5000%, 5/15/13                                                         18,562,636
        24,090,000  Suntech Power Holdings Co., Ltd., 3.0000%, 3/15/13 (144A)                                             19,302,113
                                                                                                                          37,864,749
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $52,744,978)                                                                                  43,151,521
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.5%
Metal - Copper - 0.5%
           203,660  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500% (cost $20,366,000)                         18,785,598
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 3.5%
                    U.S. Treasury Notes/Bonds:
   $    43,821,000  3.2500%, 12/31/09                                                                                     44,349,920
        19,091,000  2.7500%, 7/31/10                                                                                      19,513,827
        26,056,000  1.5000%, 10/31/10                                                                                     26,322,657
        19,091,000  4.8750%, 7/31/11                                                                                      20,498,961
        19,091,000  3.3750%, 7/31/13                                                                                      20,045,550
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $128,529,977)                                                                      130,730,915
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.7%
       135,991,424  Janus Cash Liquidity Fund LLC, 0% (cost $135,991,424)                                                135,991,424
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,446,292,976) - 100%                                                                $  3,689,604,086
====================================================================================================================================


              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Australia                                    $       10,062,001             0.3%
Belgium                                             120,694,350             3.3%
Bermuda                                              79,078,774             2.1%
Brazil                                              101,462,985             2.7%
Canada                                              211,797,966             5.7%
Cayman Islands                                       67,839,111             1.8%
Hong Kong                                            53,694,782             1.5%
Ireland                                              30,081,258             0.8%
Japan                                                40,007,873             1.1%
Switzerland                                         405,084,521            11.0%
United Kingdom                                       94,659,338             2.6%
United States++                                   2,475,141,127            67.1%
--------------------------------------------------------------------------------
Total                                        $    3,689,604,086           100.0%

++Includes Short-Term Securities (63.4% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of July 31, 2009 (unaudited)
Currency Sold and                               Currency                Currency            Unrealized
Settlement Date                               Units Sold         Value in U.S. $           Gain/(Loss)
-------------------------------------------------------------------------------------------------------
British Pound 9/17/09                          4,029,000          $    6,728,427         $   (176,547)
British Pound 10/1/09                         23,530,000              39,293,845             (427,814)
Euro 8/20/09                                   7,120,000              10,146,985             (174,926)
Euro 9/17/09                                   7,505,000              10,695,911             (221,933)
Euro 10/1/09                                  15,355,000              21,883,488             (188,562)
Swiss Franc 9/17/09                           32,910,000              30,823,631             (444,235)
Swiss Franc 10/1/09                           52,740,000              49,403,806             (690,002)
-------------------------------------------------------------------------------------------------------
Total                                                             $  168,976,093         $ (2,324,019)


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of July 31, 2009)
                                                                             Level 2 - Other
                                                   Level 1 - Quoted              Significant       Level 3 - Significant
                                                             Prices        Observable Inputs         Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Growth and Income Fund

Common Stock
Aerospace and Defense                              $       32,654,047       $      41,540,207            $      --
Agricultural Chemicals                                     36,848,280              76,775,485
Cellular Telecommunications                                                        20,332,114
Finance - Investment Bankers/Brokers                      260,905,590              74,321,872
Oil Companies - Integrated                                117,954,230              59,922,779
Power Converters and Power Supply Equipment                                        29,974,362
All Other                                               2,609,715,662

Corporate Bonds
Building - Residential and Commercial                                               5,286,772
Power Converters and Power Supply Equipment                                        37,864,749

Preferred Stock
Metal - Copper                                                                     18,785,598

U.S. Treasury Notes/Bonds                                                         130,730,915

Money Market                                                                      135,991,424

Total Investments in Securities                         3,058,077,809             631,526,277
Other Financial Instruments(a):

Janus Growth and Income Fund                                       --              (2,324,019)                  --
--------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of July 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                       $ 650,519,467

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loan - 1.2%
Automotive - Cars and Light Trucks - 1.2%
$       11,848,096  Ford Motor Co., 5.0000%, 12/16/13@ (cost $7,083,637)                                                $ 10,033,916
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 94.7%
Advertising Agencies - 0.3%
         2,572,000  Interpublic Group of Companies, Inc., 10.0000%, 7/15/17 (144A)                                         2,687,740
Advertising Services - 1.6%
         2,769,000  Visant Holding Corp., 7.6250%, 10/1/12                                                                 2,782,845
         6,546,000  Visant Holding Corp., 8.7500%, 12/1/13                                                                 6,578,730
         1,457,000  Visant Holding Corp., 10.2500%, 12/1/13 @                                                              1,493,425
         2,520,000  WPP Finance UK, 8.0000%, 9/15/14                                                                       2,686,506
                                                                                                                          13,541,506
Agricultural Chemicals - 0%
           186,000  Mosaic Co., 7.6250%, 12/1/16 (144A)                                                                      198,002
Apparel Manufacturers - 1.8%
         2,743,000  Hanesbrands, Inc., 4.5925%, 12/15/14 @, #                                                              2,317,835
         5,018,000  Levi Strauss & Co., 9.7500%, 1/15/15                                                                   5,093,270
         5,461,000  Levi Strauss & Co., 8.8750%, 4/1/16                                                                    5,420,043
         3,544,000  Quiksilver, Inc., 6.8750%, 4/15/15                                                                     2,321,320
                                                                                                                          15,152,468
Appliances - 0.3%
         2,420,000  Whirlpool Corp., 8.6000%, 5/1/14                                                                       2,597,684
Automotive - Cars and Light Trucks - 1.5%
        17,358,000  Ford Motor Co., 7.4500%, 7/16/31                                                                      13,018,500
Automotive - Truck Parts and Equipment - Original - 3.3%
         9,775,000  Tenneco, Inc., 10.2500%, 7/15/13                                                                       9,823,874
         2,650,000  Tenneco, Inc., 8.6250%, 11/15/14                                                                       2,279,000
         7,336,000  TRW Automotive, Inc., 7.0000%, 3/15/14 (144A)                                                          6,529,040
        10,998,000  TRW Automotive, Inc., 7.2500%, 3/15/17 (144A)                                                          9,348,300
                                                                                                                          27,980,214
Beverages - Non-Alcoholic - 0.8%
         2,730,000  Cott Beverages USA, Inc., 8.0000%, 12/15/11                                                            2,689,050
         2,363,000  Dr. Pepper Snapple Group, Inc., 6.1200%, 5/1/13                                                        2,534,672
         1,526,000  Dr. Pepper Snapple Group, Inc., 6.8200%, 5/1/18                                                        1,686,404
                                                                                                                           6,910,126
Building - Residential and Commercial - 0.5%
         5,227,000  Meritage Homes Corp., 6.2500%, 3/15/15                                                                 4,273,073
Building and Construction Products - Miscellaneous - 0.5%
         3,637,000  Owens Corning, 9.0000%, 6/15/19                                                                        3,768,198
           527,000  USG Corp., 9.7500%, 8/1/14 (144A)                                                                        537,540
                                                                                                                           4,305,738
Building Products - Wood - 0.5%
         2,653,000  Boise Cascade LLC, 7.1250%, 10/15/14                                                                   1,711,185
         2,370,000  Masco Corp., 0.9388%, 3/12/10 @                                                                        2,312,971
                                                                                                                           4,024,156
Cable Television - 1.9%
         5,851,000  DIRECTV Group, Inc., 6.3750%, 6/15/15                                                                  5,602,332
         3,734,000  Kabel Deutschland, 10.6250%, 7/1/14                                                                    3,911,365
         1,575,000  Mediacom LLC/Mediacom Capital Corp., 7.8750%, 2/15/11                                                  1,563,188
         4,739,000  Mediacom LLC/Mediacom Capital Corp., 9.5000%, 1/15/13                                                  4,715,305
                                                                                                                          15,792,190
Casino Hotels - 3.9%
         6,028,000  Ameristar Casinos, Inc., 9.2500%, 6/1/14 (144A)                                                        6,208,840
         7,317,000  Boyd Gaming Corp., 7.1250%, 2/1/16                                                                     5,853,600
         3,865,000  Harrah's Operating Co., Inc., 10.0000%, 12/15/18 (144A)                                                2,705,500
         2,198,000  Harrah's Operating Escrow LLC, 11.2500%, 6/1/17 (144A)                                                 2,225,475
         3,683,000  MGM Mirage, 10.3750%, 5/15/14 (144A)                                                                   3,950,018
         3,521,000  MGM Mirage, 11.1250%, 11/15/17 (144A)                                                                  3,873,100
         8,594,000  Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.6250%, 12/1/14                                      7,970,934
                                                                                                                          32,787,467
Cellular Telecommunications - 2.6%
         5,032,000  Cricket Communications, Inc., 7.7500%, 5/15/16 (144A)                                                  5,006,840
           930,000  Metro PCS Wireless, Inc., 9.2500%, 11/1/14 (144A)                                                        962,550
         6,979,000  Metro PCS Wireless, Inc., 9.2500%, 11/1/14                                                             7,223,265
         9,740,000  Nextel Communications, Inc., 7.3750%, 8/1/15                                                           8,741,649
                                                                                                                          21,934,304
Chemicals - Diversified - 0.1%
         1,418,000  Innophos Holdings, Inc., 9.5000%, 4/15/12 +++                                                          1,262,020
Chemicals - Specialty - 1.0%
         3,204,000  Ashland, Inc., 9.1250%, 6/1/17 (144A)                                                                  3,380,220
         2,983,000  MacDermid, Inc., 9.5000%, 4/15/17 (144A)                                                               2,296,910
            36,000  Nalco Co., 7.7500%, 11/15/11                                                                              36,180
         1,576,000  Nalco Co., 8.8750%, 11/15/13                                                                           1,631,160
         1,472,000  Nalco Co., 8.2500%, 5/15/17 (144A)                                                                     1,530,880
                                                                                                                           8,875,350
Coal - 0.4%
         1,050,000  Arch Coal, Inc., 8.7500%, 8/1/16 (144A)                                                                1,060,500
         2,155,000  Arch Western Finance LLC, 6.7500%, 7/1/13                                                              2,090,350
                                                                                                                           3,150,850
Commercial Services - 0.4%
         5,802,000  Live Nation, Inc., 2.8750%, 7/15/27                                                                    3,401,423
Commercial Services - Finance - 1.0%
         3,703,000  Cardtronics, Inc., 9.2500%, 8/15/13                                                                    3,480,820
         5,206,000  Cardtronics, Inc., 9.2500%, 8/15/13                                                                    4,893,640
                                                                                                                           8,374,460
Computer Services - 0.8%
         3,359,000  Sungard Data Systems, Inc., 9.1250%, 8/15/13                                                           3,426,180
         3,160,000  Sungard Data Systems, Inc., 10.6250%, 5/15/15 (144A)                                                   3,381,200
                                                                                                                           6,807,380
Computers - Memory Devices - 0.4%
         2,868,000  Seagate Technology, 10.0000%, 5/1/14 (144A)                                                            3,140,460
Consumer Products - Miscellaneous - 1.0%
         2,694,000  Amscan Holdings, Inc., 8.7500%, 5/1/14                                                                 2,411,130
         1,932,000  Jarden Corp., 8.0000%, 5/1/16                                                                          1,980,300
         4,236,000  Jarden Corp., 7.5000%, 5/1/17                                                                          4,066,560
                                                                                                                           8,457,990
Containers - Metal and Glass - 0.2%
         1,477,000  Owens-Brockway Glass Container, Inc., 7.3750%, 5/15/16 (144A)                                          1,462,230
Containers - Paper and Plastic - 2.0%
         6,630,000  Graham Packaging Co. L.P./GPC Capital Corp. I, 9.8750%, 10/15/14                                       6,348,225
         4,604,000  Graphic Packaging International, Inc., 9.5000%, 8/15/13                                                4,586,735
           525,000  Plastipak Holdings, Inc., 10.6250%, 8/15/19 (144A)                                                       535,500
           735,000  Rock-Tenn Co., 9.2500%, 3/15/16 (144A)                                                                   773,588
         4,796,000  Rock-Tenn Co., 9.2500%, 3/15/16                                                                        5,047,790
                                                                                                                          17,291,838
Cosmetics and Toiletries - 0.6%
         3,047,000  Chattem, Inc., 1.6250%, 5/1/14                                                                         2,967,016
         2,194,000  Revlon Consumer Products Corp., 9.5000%, 4/1/11                                                        2,062,360
                                                                                                                           5,029,376
Cruise Lines - 0.2%
         1,565,000  Royal Caribbean Cruises Ltd., 8.0000%, 5/15/10                                                         1,561,088
Data Processing and Management - 1.9%
         5,289,000  First Data Corp., 9.8750%, 9/24/15                                                                     4,462,594
        16,152,000  First Data Corp., 11.2500%, 3/31/16 (144A)                                                            11,548,680
                                                                                                                          16,011,274
Dialysis Centers - 0.2%
         1,850,000  DaVita, Inc., 6.6250%, 3/15/13                                                                         1,817,625
Direct Marketing - 0.3%
         3,053,000  Affinion Group, Inc., 11.5000%, 10/15/15                                                               2,824,025
Distribution/Wholesale - 0.5%
         2,288,000  Ace Hardware Corp., 9.1250%, 6/1/16 +++                                                                2,299,440
         2,549,000  Nebraska Book Co., Inc., 8.6250%, 3/15/12                                                              2,026,455
                                                                                                                           4,325,895
Diversified Communication Services - 0.1%
         1,056,000  Level 3 Communications Corp., 10.0000%, 5/1/11                                                         1,024,320
Diversified Minerals - 1.9%
         8,192,000  Teck Resources, Ltd., 10.2500%, 5/15/16 (144A)                                                         9,277,440
         5,808,000  Teck Resources, Ltd., 10.7500%, 5/15/19 (144A)                                                         6,759,060
                                                                                                                          16,036,500
Diversified Operations - 1.4%
         1,837,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                                       2,057,440
         1,371,000  Kansas City Southern Railway, 8.0000%, 6/1/15                                                          1,329,870
            79,000  SPX Corp, 7.6250%, 12/15/14                                                                               78,605
         2,514,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12                                                          2,518,188
           630,000  Tyco Electronics Group S.A., 5.9500%, 1/15/14                                                            611,149
         1,915,000  Tyco Electronics Group S.A., 6.5500%, 10/1/17                                                          1,789,656
         3,745,000  Tyco Electronics Group S.A., 7.1250%, 10/1/37                                                          3,105,272
                                                                                                                          11,490,180
Diversified Operations - Commercial Services - 1.1%
         9,584,000  ARAMARK Corp., 8.5000%, 2/1/15                                                                         9,655,880
Electric - Generation - 1.0%
         1,865,000  AES Corp., 9.7500%, 4/15/16 (144A)                                                                     1,948,925
         6,361,000  AES Corp., 8.0000%, 10/15/17                                                                           6,233,780
                                                                                                                           8,182,705
Electric - Integrated - 1.9%
         4,962,000  Calpine Construction Finance Co. L.P., 8.0000%, 6/1/16 (144A)                                          4,986,809
         5,303,000  CMS Energy Corp., 1.4594%, 1/15/13 @                                                                   4,361,718
           257,000  CMS Energy Corp., 8.7500%, 6/15/19                                                                       269,915
         3,401,000  Energy Future Holdings Corp., 10.8750%, 11/1/17                                                        2,950,368
         4,320,000  Texas Competitive Electric Holdings Co. LLC, 10.2500%, 11/1/15                                         3,391,200
                                                                                                                          15,960,010
Electronic Components - Semiconductors - 1.8%
         5,545,000  National Semiconductor Corp., 0.8794%, 6/15/10 @                                                       5,040,399
         3,555,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                         3,527,203
         7,635,000  National Semiconductor Corp., 6.6000%, 6/15/17                                                         6,954,425
                                                                                                                          15,522,027
Electronics - Military - 0.4%
         3,098,000  L-3 Communications Corp., 6.1250%, 7/15/13                                                             3,020,550
Finance - Auto Loans - 2.7%
        13,320,000  Ford Motor Credit Co. LLC, 9.7500%, 9/15/10                                                           13,257,769
         2,647,000  Ford Motor Credit Co. LLC, 7.2500%, 10/25/11                                                           2,485,464
         5,015,000  Ford Motor Credit Co. LLC, 7.5000%, 8/1/12                                                             4,628,639
         2,375,000  Ford Motor Credit Co. LLC, 8.0000%, 6/1/14                                                             2,193,659
                                                                                                                          22,565,531
Finance - Investment Bankers/Brokers - 0.7%
         8,028,000  GMAC LLC, 8.0000%, 11/1/31 (144A)                                                                      6,141,420
Food - Meat Products - 1.4%
         1,429,000  JBS U.S.A. LLC/JBS U.S.A. Finance, Inc., 11.6250%, 5/1/14 (144A)                                       1,446,863
         3,721,000  National Beef Packing Co. LLC/NB Finance Corp., 10.5000%, 8/1/11                                       3,721,000
         2,620,000  Smithfield Foods, Inc., 10.0000%, 7/15/14 (144A)                                                       2,731,350
         1,459,000  Tyson Foods, Inc., 3.2500%, 10/15/13                                                                   1,471,766
         2,632,000  Tyson Foods, Inc., 7.8500%, 4/1/16                                                                     2,658,320
                                                                                                                          12,029,299
Food - Miscellaneous/Diversified - 3.1%
         1,904,000  Chiquita Brands International, 7.5000%, 11/1/14                                                        1,737,400
         1,808,000  Chiquita Brands International, 4.2500%, 8/15/16                                                        1,448,660
         7,877,000  Del Monte Corp., 6.7500%, 2/15/15                                                                      7,660,382
         2,650,000  Dole Food Co., Inc., 7.2500%, 6/15/10                                                                  2,623,500
         4,433,000  Dole Food Co., Inc., 8.7500%, 7/15/13                                                                  4,244,598
         7,721,000  Dole Food Co., Inc., 13.8750%, 3/15/14 (144A)                                                          8,647,519
                                                                                                                          26,362,059
Food - Retail - 0.3%
         2,515,000  Stater Brothers Holdings, 7.7500%, 4/15/15                                                             2,426,975
           263,000  The Great Atlantic & Pacific Tea Company, Inc., 11.3750%, 8/1/15 (144A)                                  264,644
                                                                                                                           2,691,619
Gambling - Non-Hotel - 1.6%
         3,163,000  Isle of Capri Casinos, Inc., 7.0000%, 3/1/14                                                           2,783,440
         2,095,000  Jacobs Entertainment, Inc., 9.7500%, 6/15/14                                                           1,796,463
         5,148,000  Pinnacle Entertainment, Inc., 8.2500%, 3/15/12                                                         5,148,000
           999,000  Pinnacle Entertainment, Inc., 8.7500%, 10/1/13                                                         1,028,970
         1,575,000  Pinnacle Entertainment, Inc., 8.6250%, 8/1/17 (144A)                                                   1,575,000
         1,498,000  Pokagon Gaming Authority, 10.3750%, 6/15/14 (144A)                                                     1,490,510
                                                                                                                          13,822,383
Hotels and Motels - 0.8%
         1,050,000  Starwood Hotels & Resorts Worldwide, Inc., 7.8750%, 5/1/12                                             1,050,000
         3,384,000  Starwood Hotels & Resorts Worldwide, Inc., 6.2500%, 2/15/13                                            3,231,720
         2,161,000  Starwood Hotels & Resorts Worldwide, Inc., 7.8750%, 10/15/14                                           2,150,195
                                                                                                                           6,431,915
Independent Power Producer - 1.0%
           902,000  AES China Generating Co., Ltd., 8.2500%, 6/26/10                                                         802,472
         7,995,000  NRG Energy, Inc., 7.3750%, 2/1/16                                                                      7,735,163
                                                                                                                           8,537,635
Machine Tools and Related Products - 0.1%
         1,845,000  Thermadyne Holdings Corp., 9.5000%, 2/1/14 @                                                           1,226,925
Medical - Drugs - 0.2%
         1,523,000  Valeant Pharmaceuticals International, 8.3750%, 6/15/16 (144A)                                         1,545,845
Medical - Hospitals - 4.3%
         5,864,000  CHS/Community Health Systems, Inc., 8.8750%, 7/15/15                                                   6,039,920
         3,125,000  HCA, Inc., 8.7500%, 9/1/10                                                                             3,156,250
         2,800,000  HCA, Inc., 7.8750%, 2/1/11                                                                             2,800,000
        14,525,000  HCA, Inc., 9.2500%, 11/15/16**                                                                        15,142,312
         1,144,000  HCA, Inc., 9.8750%, 2/15/17 (144A)                                                                     1,204,060
         1,557,000  Tenet Healthcare Corp., 7.3750%, 2/1/13                                                                1,498,613
         6,907,000  Tenet Healthcare Corp., 9.2500%, 2/1/15                                                                6,837,929
                                                                                                                          36,679,084
Medical - Outpatient and Home Medical Care - 0.1%
           742,000  National Mentor Holdings, Inc., 11.2500%, 7/1/14                                                         649,250
Medical Products - 0.8%
         5,909,000  Biomet Inc., 11.6250%, 10/15/17                                                                        6,411,265
Metal - Copper - 1.3%
         5,011,000  Freeport-McMoRan Copper & Gold, Inc., 8.2500%, 4/1/15                                                  5,299,133
         5,095,000  Freeport-McMoRan Copper & Gold, Inc., 8.3750%, 4/1/17                                                  5,400,700
                                                                                                                          10,699,833
Music - 0.4%
         3,490,000  WMG Acquisition Corp., 9.5000%, 6/15/16 (144A)                                                         3,699,400
Office Furnishings - Original - 0.2%
         1,873,000  Interface, Inc., 11.3750%, 11/1/13 (144A)                                                              1,971,333
Oil Companies - Exploration and Production - 4.3%
           524,000  Bill Barrett Corp., 9.8750%, 7/15/16                                                                     546,270
         1,780,000  Chesapeake Energy Corp., 7.5000%, 9/15/13                                                              1,771,100
         1,673,000  Cimarex Energy Co., 7.1250%, 5/1/17                                                                    1,522,430
         1,196,000  Forest Oil Corp., 8.5000%, 2/15/14 (144A)                                                              1,213,940
         1,890,000  Forest Oil Corp., 7.7500%, 5/1/14                                                                      1,842,750
         5,816,000  Forest Oil Corp., 7.2500%, 6/15/19                                                                     5,532,469
           904,000  Hilcorp Energy I L.P./Hilcorp Finance Co., 9.0000%, 6/1/16 (144A)                                        831,680
         3,025,000  Newfield Exploration Co., 7.6250%, 3/1/11                                                              3,040,125
         2,131,000  PetroHawk Energy Corp., 9.1250%, 7/15/13                                                               2,210,913
         1,684,000  Plains Exploration & Production Co., 7.7500%, 6/15/15                                                  1,671,370
         4,898,000  Quicksilver Resources, Inc., 8.2500%, 8/1/15                                                           4,702,080
         2,073,000  Quicksilver Resources, Inc., 11.7500%, 1/1/16                                                          2,272,526
         1,382,000  Range Resources Corp., 7.3750%, 7/15/13                                                                1,375,090
         4,523,000  SandRidge Energy, Inc., 9.8750%, 5/15/16 (144A)                                                        4,568,230
         3,473,000  Whiting Petroleum Corp., 7.2500%, 5/1/12                                                               3,490,365
                                                                                                                          36,591,338
Oil Field Machinery and Equipment - 0.2%
         1,528,000  Dresser-Rand Group, Inc., 7.3750%, 11/1/14                                                             1,482,160
Oil Refining and Marketing - 0.3%
         2,145,000  Frontier Oil Corp., 8.5000%, 9/15/16                                                                   2,193,263
Paper and Related Products - 0.8%
         7,373,000  Georgia-Pacific LLC, 7.1250%, 1/15/17 (144A)                                                           7,188,675
Physical Therapy and Rehabilitation Centers - 0.6%
         4,492,000  HealthSouth Corp., 10.7500%, 6/15/16                                                                   4,705,370
Pipelines - 1.5%
         1,224,000  El Paso Corp., 12.0000%, 12/12/13                                                                      1,389,240
         6,447,000  El Paso Corp., 7.0000%, 6/15/17                                                                        6,194,271
         5,207,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                                         4,699,318
                                                                                                                          12,282,829
Publishing - Books - 0.5%
         3,632,000  Cengage Learning Acquisitions, Inc., 10.5000%, 1/15/15 (144A)                                          3,123,520
         1,215,000  Cengage Learning Acquisitions, Inc., 13.2500%, 7/15/15 (144A) @                                          935,550
                                                                                                                           4,059,070
Publishing - Newspapers - 0.9%
         8,229,000  Block Communications, Inc., 8.2500%, 12/15/15 (144A)                                                   7,364,955
Publishing - Periodicals - 0.6%
         1,428,000  Nielsen Finance LLC/Nielsen Finance Co., 11.6250%, 2/1/14 (144A)                                       1,502,970
         3,365,000  Nielsen Finance LLC/Nielsen Finance Co., 11.5000%, 5/1/16 (144A)                                       3,524,838
                                                                                                                           5,027,808
Racetracks - 0.1%
           510,000  Speedway Motorsports, Inc., 8.7500%, 6/1/16 (144A)                                                       521,475
REIT - Health Care - 0.3%
         2,529,000  Senior Housing Properties Trust, 8.6250%, 1/15/12                                                      2,516,355
REIT - Regional Malls - 0.2%
         1,392,000  Simon Property Group L.P., 10.3500%, 4/1/19                                                            1,665,081
REIT - Warehouse/Industrials - 0.6%
         5,584,000  ProLogis, 6.6250%, 5/15/18                                                                             4,743,273
Rental Auto/Equipment - 0.1%
         1,318,000  Hertz Corp., 10.5000%, 1/1/16                                                                          1,258,690
Resorts and Theme Parks - 0.4%
         3,328,000  Vail Resorts, Inc., 6.7500%, 2/15/14                                                                   3,178,240
Retail - Apparel and Shoe - 1.4%
         7,489,000  Burlington Coat Factory Warehouse Corp., 11.1250%, 4/15/14                                             6,365,650
           952,000  Limited Brands, Inc., 6.9000%, 7/15/17                                                                   850,851
         5,543,000  Limited Brands, Inc., 7.6000%, 7/15/37                                                                 4,241,526
                                                                                                                          11,458,027
Retail - Arts and Crafts - 0.3%
         3,345,000  Michael's Stores, Inc., 11.3750%, 11/1/16                                                              2,709,450
Retail - Automobile - 0.1%
         1,071,000  Penske Auto Group, Inc., 7.7500%, 12/15/16                                                               910,350
Retail - Computer Equipment - 0.7%
         6,118,000  GameStop Corp., 8.0000%, 10/1/12                                                                       6,209,770
Retail - Drug Store - 0.7%
         5,372,000  RITE AID Corp., 8.6250%, 3/1/15                                                                        4,055,860
         1,845,000  RITE AID Corp., 9.7500%, 6/12/16 (144A)                                                                1,946,475
                                                                                                                           6,002,335
Retail - Leisure Products - 0.5%
         5,476,000  Steinway Musical Instruments, 7.0000%, 3/1/14 +++                                                      4,326,040
Retail - Miscellaneous/Diversified - 0.2%
         1,384,000  Eye Care Centers of America, Inc., 10.7500%, 2/15/15                                                   1,384,000
Retail - Perfume and Cosmetics - 1.2%
         3,043,000  Sally Holdings LLC/Sally Capital, Inc., 9.2500%, 11/15/14                                              3,134,290
         6,675,000  Sally Holdings LLC/Sally Capital, Inc., 10.5000%, 11/15/16                                             6,875,250
                                                                                                                          10,009,540
Retail - Propane Distribution - 0.6%
         2,623,000  Ferrellgas Escrow LLC / Ferrellgas Finance Escrow Corp., 6.7500%, 5/1/14                               2,386,930
         3,169,000  Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp., 8.7500%, 6/15/12                         3,093,736
                                                                                                                           5,480,666
Retail - Regional Department Stores - 1.7%
         3,384,000  JC Penney Corp., Inc., 9.0000%, 8/1/12                                                                 3,554,256
         1,555,000  JC Penney Corp., Inc., 7.4000%, 4/1/37                                                                 1,258,884
         4,500,000  Macy's Retail Holdings, Inc., 7.4500%, 7/15/17                                                         4,372,943
         7,085,000  Neiman Marcus Group, Inc., 10.3750%, 10/15/15                                                          5,101,200
                                                                                                                          14,287,283
Retail - Restaurants - 1.1%
         5,852,000  Denny's Holdings, Inc., 10.0000%, 10/1/12                                                              5,852,000
         3,733,000  Landry's Restaurants Inc., 14.0000%, 8/15/11 +++                                                       3,705,003
                                                                                                                           9,557,003
Rubber - Tires - 1.0%
         3,870,000  Goodyear Tire & Rubber Co., 7.8570%, 8/15/11                                                           3,850,650
         2,547,000  Goodyear Tire & Rubber Co., 9.0000%, 7/1/15                                                            2,585,205
         1,514,000  Goodyear Tire & Rubber Co., 10.5000%, 5/15/16                                                          1,623,765
                                                                                                                           8,059,620
Satellite Telecommunications - 1.4%
         9,696,000  Intelsat Jackson Holdings, Ltd., 11.2500%, 6/15/16                                                    10,326,240
         1,383,000  Intelsat Subsidiary Holdings, 8.8750%, 1/15/15                                                         1,396,830
                                                                                                                          11,723,070
Schools - 1.3%
         3,205,000  Education Management LLC, 8.7500%, 6/1/14                                                              3,217,019
         7,281,000  Education Management LLC, 10.2500%, 6/1/16                                                             7,408,417
                                                                                                                          10,625,436
Seismic Data Collection - 0.4%
         1,520,000  Cie Generale de Geophysique-Veritas, 9.5000%, 5/15/16 (144A)                                           1,580,800
         1,844,000  Cie Generale de Geophysique-Veritas, 7.7500%, 5/15/17                                                  1,765,630
                                                                                                                           3,346,430
Special Purpose Entity - 2.7%
         4,915,000  CCM Merger, Inc., 8.0000%, 8/1/13 (144A)                                                               3,784,550
         7,021,000  Kar Holdings, Inc., 8.7500%, 5/1/14                                                                    6,494,425
         3,208,000  LBI Media, Inc., 8.5000%, 8/1/17 (144A)                                                                1,684,200
        12,693,000  Petroplus Finance, Ltd., 7.0000%, 5/1/17 (144A)                                                       10,852,514
                                                                                                                          22,815,689
Steel - Producers - 1.6%
           776,000  ArcelorMittal, 5.0000%, 5/15/14                                                                        1,072,820
         3,300,000  AK Steel Corp., 7.7500%, 6/15/12                                                                       3,300,000
         2,010,000  Reliance Steel & Aluminum Co., 6.2000%, 11/15/16                                                       1,640,849
         2,201,000  Steel Dynamics, Inc., 7.3750%, 11/1/12                                                                 2,184,493
         5,426,000  Steel Dynamics, Inc., 8.2500%, 4/15/16 (144A)                                                          5,371,740
                                                                                                                          13,569,902
Telecommunication Services - 1.0%
         3,484,000  Qwest Corp., 8.3750%, 5/1/16 (144A)                                                                    3,571,100
         4,653,000  Time Warner Telecom Holdings, Inc., 9.2500%, 2/15/14                                                   4,804,223
                                                                                                                           8,375,323
Telephone - Integrated - 4.0%
         4,225,000  Frontier Communications Corp., 8.2500%, 5/1/14                                                         4,277,813
         5,486,000  Level 3 Financing, Inc., 9.2500%, 11/1/14                                                              4,786,535
         2,625,000  Level 3 Financing, Inc., 8.7500%, 2/15/17                                                              2,198,438
         5,231,000  Qwest Communications International, Inc., 7.2500%, 2/15/11                                             5,204,845
         1,920,000  Sprint Capital Corp., 8.3750%, 3/15/12                                                                 1,944,000
         3,850,000  Sprint Nextel Corp., 6.0000%, 12/1/16                                                                  3,363,938
         6,024,000  Virgin Media Finance PLC, 9.1250%, 8/15/16                                                             6,084,239
         5,763,000  Virgin Media Finance PLC, 9.5000%, 8/15/16                                                             5,907,074
                                                                                                                          33,766,882
Television - 0.5%
         3,699,000  Univision Communications, Inc., 12.0000%, 7/1/14 (144A)                                                3,939,435
Textile - Home Furnishings - 0.1%
           470,000  Mohawk Industries, Inc., 6.2500%, 1/15/11                                                                466,173
Theaters - 0.2%
         1,511,000  AMC Entertainment, Inc., 8.7500%, 6/1/19 (144A)                                                        1,488,335
Transportation - Marine - 0.7%
         6,672,000  Ship Finance International, Ltd., 8.5000%, 12/15/13                                                    6,238,320
Transportation - Railroad - 0.6%
         1,466,000  Kansas City Southern de Mexico S.A. de C.V., 9.3750%, 5/1/12                                           1,444,010
         4,287,000  Kansas City Southern de Mexico S.A. de C.V., 7.6250%, 12/1/13                                          3,858,300
                                                                                                                           5,302,310
Transportation - Services - 0%
           471,000  Bristow Group Inc., 6.1250%, 6/15/13                                                                     440,385
Transportation - Truck - 0.2%
         4,538,000  Saint Acquisition Corp., 12.5000%, 5/15/17 +++                                                         2,087,480
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $760,062,140)                                                                                800,711,256
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.1%
Metal - Copper - 0.1%
            13,785  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500% (cost $665,664)                             1,271,528
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.0%
        33,653,894  Janus Cash Liquidity Fund LLC, 0% (cost $33,653,894)                                                  33,653,894
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $801,465,335) - 100%                                                                      $845,670,594
------------------------------------------------------------------------------------------------------------------------------------

                                        Summary of Investments by Country- (Long Positions)
                                                     July 31, 2009 (unaudited)
                                                                                                                   % of Investment
Country                                                                               Value                             Securities
------------------------------------------------------------------------------------------------------------------------------------
Bermuda                                                                     $    29,616,377                                   3.5%
Canada                                                                           20,735,818                                   2.4%
Cayman Islands                                                                    3,140,460                                   0.4%
France                                                                            3,346,430                                   0.4%
Germany                                                                           3,911,365                                   0.5%
Liberia                                                                           1,561,088                                   0.2%
Luxembourg                                                                        9,097,085                                   1.1%
Mexico                                                                            5,302,310                                   0.6%
United Kingdom                                                                   14,677,821                                   1.7%
United States++                                                                 754,281,840                                  89.2%
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                      $    845,670,594                                 100.0%

++Includes Short-Term Securities (85.2% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC               Public Limited Company

REIT              Real Estate Investment Trust

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

@     Rate is subject to change. Rate shown reflects current rate.

#     Security is illiquid.

+++   Schedule of Restricted and Illiquid Securities (as of July 31, 2009)

                                                                                                                   Value as a %
                                                                  Acquisition      Acquisition                     of Investment
                                                                      Date             Cost            Value        Securities
---------------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund
Ace Hardware Corp., 9.1250%, 6/1/16                             5/8/08-5/29/09   $  2,248,118    $  2,299,440         0.3%
Innophos Holdings, Inc., 9.5000%, 4/15/12                      4/11/07-11/19/07     1,417,985       1,262,020         0.1%
Landry's Restaurants Inc., 14.0000%, 8/15/11                    4/21/09-5/5/09      3,328,730       3,705,003         0.4%
Saint Acquisition Corp., 12.5000%, 5/15/17                      4/17/09-5/21/09     1,718,997       2,087,480         0.2%
Steinway Musical Instruments, 7.0000%, 3/1/14                   9/13/06-5/29/09     5,228,019       4,326,040         0.5%
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 $ 13,941,849    $ 13,679,983         1.5%
---------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2009. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of July 31, 2009)
                                                                       Level 2 - Other
                                                                       Significant
                                                Level 1 - Quoted       Observable           Level 3 - Significant
                                                Prices                 Inputs               Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus High-Yield Fund
Bank Loan                                            $ -                 $ 10,033,916                $ -
Corporate Bonds                                        -                  800,711,256                  -
Preferred Stock                                        -                    1,271,528                  -
Money Market                                           -                   33,653,894                  -
--------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                        -                  845,670,594                  -
--------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of July 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus High-Yield Fund                                         $     4,170,000

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 15.8%
                    Banco Bilbao Vizcaya Argentari:
        25,000,000  0.4000%, 8/17/09                                                                                    $ 25,000,000
        35,000,000  0.2700%, 9/21/09                                                                                      35,000,000
                    Bank of Montreal:
        25,000,000  0.2900%, 8/28/09                                                                                      25,000,000
        30,000,000  0.2900%, 10/19/09                                                                                     30,000,000
        20,000,000  BBVA NYK, 0.3300%
                    8/28/09                                                                                               20,000,000
        25,000,000  BNP Paribas (Bank of the West), 0.4300%
                    8/14/09                                                                                               25,000,000
        25,000,000  Canadian Imperial Bank of Commerce, 0.2800%
                    8/3/09                                                                                                25,000,000
        25,000,000  CIC Credit, 0.2700%
                    9/3/09                                                                                                25,000,000
                    Societe Generale:
        25,000,000  0.2800%, 8/5/09                                                                                       25,000,000
        25,000,000  0.2800%, 8/6/09                                                                                       25,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (amortized cost $260,000,000)                                                              260,000,000
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 28.8%
                    Atlantic Asset Securitization LLC:
        35,000,000  0%, 8/3/09                                                                                            34,999,417
        45,000,000  0%, 9/2/09                                                                                            44,991,200
                    Bryant Park Funding LLC:
        35,000,000  0%, 8/28/09                                                                                           34,993,437
        45,000,000  0%, 9/4/09                                                                                            44,987,249
                    Manhattan Asset Funding Company, LLC:
        15,000,000  0%, 8/4/09                                                                                            14,999,587
         5,000,000  0%, 8/5/09                                                                                             4,999,778
        25,000,000  0%, 8/12/09                                                                                           24,996,333
        33,500,000  0%, 8/25/09                                                                                           33,491,066
                    Nieuw Amsterdam Receivables Co.:
        25,000,000  0%, 8/7/09                                                                                            24,998,833
        60,000,000  0%, 8/10/09                                                                                           59,994,298
                    Standard Chartered PLC:
        25,000,000  0%, 8/5/09                                                                                            24,999,167
        35,000,000  0%, 8/7/09                                                                                            34,998,250
         9,000,000  Ticonderoga Funding LLC, 0%
                    8/10/09                                                                                                8,999,415
                    Victory Receivables Corp.:
        25,000,000  0%, 8/5/09                                                                                            24,999,110
        58,000,000  0%, 8/12/09                                                                                           57,995,215
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (amortized cost $475,442,355)                                                                     475,442,355
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 24.9%
       100,000,000  Calyon, NY
                    0.2100%
                    dated 1/30/09, maturing 2/2/09
                    to be repurchased at $100,001,750
                    collateralized by $101,575,000
                    in U.S. Government Agencies
                    0.8000% - 6.5000%, 2/15/10 - 8/15/17
                    with a value of $102,002,856                                                                         100,000,000
       111,200,000  Goldman Sachs
                    0.2200%
                    dated 7/31/09, maturing 8/3/09
                    to be repurchased at $111,202,039
                    collateralized by $122,664,217
                    in U.S. Government Agencies
                    0% - 37.9500%, 3/25/19 - 7/20/39
                    with a value of $113,424,000                                                                         111,200,000
       100,000,000  HSBC Securities, Inc.
                    0.2000%
                    dated 1/30/09, maturing 2/2/09
                    to be repurchased at $100,001,667
                    collateralized by $162,960,900
                    in U.S. Government Agencies
                    0% - 7.5000%, 3/1/19 - 12/1/48
                    with a value of $102,001,369                                                                         100,000,000
       100,000,000  RBC Capital Markets
                    0.2200%
                    dated 7/31/09, maturing 8/3/09
                    to be repurchased at $100,001,833
                    collateralized by $178,928,398
                    in U.S. Government Agencies
                    3.2500% - 16.0000%, 11/15/09 - 8/1/39
                    with a value of $102,000,000                                                                         100,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (amortized cost $411,200,000)                                                                411,200,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 14.5%
           800,000  Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B, 1.5000%
                    10/1/19                                                                                                  800,000
         4,435,000  Brattlebro Retreat, 0.6500%
                    1/1/36                                                                                                 4,435,000
                    Breckenridge Terrace LLC:
         4,000,000  1.6000%, 5/1/39                                                                                        4,000,000
        14,980,000  1.6000%, 5/1/39                                                                                       14,980,000
           800,000  California Infrastructure and Economic Development, 1.2900%
                    7/1/33                                                                                                   800,000
         1,190,000  Capital Markets Access, 0.6000%
                    7/1/25                                                                                                 1,190,000
         7,365,000  Crozer-Keystone Health Systems, 1.3000%
                    12/15/21                                                                                               7,365,000
         6,715,000  Danville-Pittsylvania, 0.5500%
                    1/1/26                                                                                                 6,715,000
                    Eagle County, Colorado Housing Facility Revenue:
         9,100,000  1.6000%, 6/1/27                                                                                        9,100,000
         8,000,000  1.6000%, 5/1/39                                                                                        8,000,000
        12,150,000  Eskaton Properties, Inc., 1.3000%
                    12/1/37                                                                                               12,150,000
         5,110,000  FJM Properties-Wilmar, 1.0000%
                    10/1/24                                                                                                5,110,000
        15,355,000  HHH Supply and Investment Co., 0.9000%
                    7/1/29                                                                                                15,355,000
         5,620,000  Hunter's Ridge, South Point, 1.5000%
                    6/1/25                                                                                                 5,620,000
         4,650,000  J-Jay Properties LLC, 0.5000%
                    7/1/35                                                                                                 4,650,000
           840,000  Kentucky Economic Development Financial Authority, 1.3000%
                    11/1/15                                                                                                  840,000
         1,800,000  Lenexa, Kansas Industrial Revenue (Labone Project), 0.6000%
                    9/1/09                                                                                                 1,800,000
         2,805,000  Lone Tree Building Authority, 2.4000%
                    12/1/17                                                                                                2,805,000
         3,700,000  Lowell Family LLC, 0.8000%
                    4/1/30                                                                                                 3,700,000
         2,500,000  Missouri State Development Financial Board (Cook Composites Co. Project), 2.1800%
                    11/1/24                                                                                                2,500,000
         6,040,000  Monongallia Health Systems, 0.9000%
                    7/1/40                                                                                                 6,040,000
           160,000  Phoenix, Illinois Realty Special Account Multifamily Revenue, 0.6500%
                    4/1/20                                                                                                   160,000
         9,250,000  Pilot Drive Properties, 2.0000%
                    2/1/35                                                                                                 9,250,000
        11,700,000  Racetrac Capital LLC, 0.4000%
                    4/1/18                                                                                                11,700,000
           300,000  Saint Joseph, Missouri Industrial Development Authority Revenue, 0.9500%
                    11/1/19                                                                                                  300,000
         4,855,000  Springfield, Tennessee, Health and Educational Facilities, 0.6500%
                    6/1/26                                                                                                 4,855,000
         5,700,000  Tenderfoot Housing, 1.6000%
                    7/1/35                                                                                                 5,700,000
         2,600,000  Tift County, Georgia Development Authority, 0.6500%
                    4/1/30                                                                                                 2,600,000
         4,060,000  Timber Ridge, County Affordable Housing Corp., 0.6000%
                    4/1/30                                                                                                 4,060,000
                    Tuscaloosa County, Alabama, Industrial Development Gulf Opportunity Zone:
        25,000,000  0.6000%, 3/1/28                                                                                       25,000,000
        45,000,000  0.6000%, 4/1/39                                                                                       45,000,000
           100,000  Union City, Tennessee Industrial Development Board, 0.6500%
                    1/1/25                                                                                                   100,000
         2,000,000  Volunteers of America, Alabama 0.6500%
                    8/1/23                                                                                                 2,000,000
         9,705,000  Washington Road Properties, 0.5500%
                    12/1/26                                                                                                9,705,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Rate Demand Notes (amortized cost $238,385,000)                                                            238,385,000
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 1.8%
        30,000,000  Bank of America Corp., 0.3900%
                    (amortized cost $30,000,000)                                                                          30,000,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 14.2%
                    Army & Air Force Loan Participation:
        25,000,000  0.7500%, 8/11/09                                                                                      25,000,000
        30,000,000  0.8000%, 9/21/09                                                                                      30,000,000
        10,000,000  0.6000%, 10/16/09                                                                                     10,000,000
                    Fannie Mae:
        10,000,000  0%, 8/3/09                                                                                             9,998,993
        20,000,000  0%, 11/16/09                                                                                          19,984,931
         7,000,000  0%, 12/2/09                                                                                            6,992,724
         5,000,000  0%, 12/28/09                                                                                           4,993,285
        10,000,000  0%, 12/29/09                                                                                           9,987,384
         6,200,000  0%, 12/31/09                                                                                           6,190,708
         5,000,000  0%, 2/22/10                                                                                            4,989,748
         5,000,000  0%, 3/29/10                                                                                            4,986,817
                    Federal Home Loan Bank System:
        10,000,000  0%, 8/17/09                                                                                            9,997,428
        10,000,000  0%, 10/1/09                                                                                            9,995,876
        10,000,000  0%, 10/9/09                                                                                            9,996,022
        13,850,000  0%, 5/5/09                                                                                            13,841,021
         5,000,000  0%, 11/13/10                                                                                           4,991,633
                    Freddie Mac:
        10,000,000  0%, 10/5/09                                                                                            9,995,819
        10,000,000  0%, 10/7/09                                                                                            9,995,659
         6,783,000  0%, 10/13/09                                                                                           6,779,513
        10,000,000  0%, 11/2/09                                                                                            9,992,926
        10,000,000  0%, 12/1/09                                                                                            9,992,160
         5,000,000  0%, 1/8/10                                                                                             4,992,564
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (amortized cost $233,695,213)                                                         233,695,213
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total amortized cost $1,648,722,568) - 100%                                                         1,648,722,568
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

PLC    Public Limited Company


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of July 31, 2009)
                                                                       Level 2 - Other
                                                                       Significant
                                                Level 1 - Quoted       Observable           Level 3 - Significant
                                                Prices                 Inputs               Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Money Market Fund
Certificates of Deposit                              $ -                $ 260,000,000                $ -
Commercial Paper                                       -                  475,442,355                  -
Repurchase Agreements                                  -                  411,200,000                  -
Taxable Rate Demand Notes                              -                  238,385,000                  -
Time Deposit                                           -                   30,000,000                  -
U.S. Government Agency Notes                           -                  233,695,213                  -
--------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                        -                1,648,722,568                  -
--------------------------------------------------------------------------------------------------------------------

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Janus Orion Fund

Schedule of Investments (unaudited)

Shares or Contract Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.4%
Advertising Sales - 2.8%
         4,019,013  Lamar Advertising Co. - Class A*,#                                                               $   84,560,034
Agricultural Chemicals - 0.8%
         1,020,415  Intrepid Potash, Inc.*,**                                                                            25,775,683
Apparel Manufacturers - 1.3%
         2,784,588  Jones Apparel Group, Inc.                                                                            38,315,931
Athletic Footwear - 0.4%
           317,385  Adidas A.G.**                                                                                        13,401,715
Brewery - 5.4%
         4,088,648  Anheuser-Busch InBev N.V.**                                                                         162,652,106
Building - Residential and Commercial - 0.7%
         1,301,100  MRV Engenharia e Participacoes S.A.**                                                                22,147,719
Building Products - Wood - 1.9%
         4,177,508  Masco Corp.**                                                                                        58,192,686
Chemicals - Diversified - 1.8%
         4,802,835  Israel Chemicals, Ltd.                                                                               54,780,346
Coatings and Paint Products - 0.5%
           265,925  Sherwin-Williams Co.                                                                                 15,357,169
Commercial Banks - 5.1%
         5,684,730  CapitalSource, Inc.                                                                                  26,377,147
        11,161,569  Fortis**                                                                                             43,424,040
         5,303,679  ICICI Bank, Ltd.                                                                                     83,914,071
                                                                                                                        153,715,258
Computers - 2.7%
           503,490  Apple, Inc.*,**                                                                                      82,265,231
Distribution/Wholesale - 1.0%
           703,995  Owens & Minor, Inc.                                                                                  31,186,979
Diversified Operations - 5.0%
         3,775,245  Illinois Tool Works, Inc.**                                                                         153,086,185
Electronic Components - Miscellaneous - 2.5%
         3,521,303  Tyco Electronics, Ltd. (U.S. Shares)                                                                 75,602,375
Electronic Components - Semiconductors - 0.9%
         3,882,066  ON Semiconductor Corp.*                                                                              28,339,082
Fiduciary Banks - 1.0%
           504,809  Northern Trust Corp.                                                                                 30,192,626
Finance - Investment Bankers/Brokers - 9.3%
           904,980  Goldman Sachs Group, Inc.**                                                                         147,783,233
         4,659,790  Morgan Stanley**                                                                                    132,804,015
                                                                                                                        280,587,248
Internet Gambling - 1.6%
        11,298,253  PartyGaming PLC*,**                                                                                  48,308,132
Internet Security - 3.9%
         8,014,275  Symantec Corp.*,**                                                                                  119,653,126
Medical - Biomedical and Genetic - 5.9%
         1,364,860  Celgene Corp.*                                                                                       77,742,426
           502,725  Genzyme Corp.*                                                                                       26,086,400
         1,999,335  Myriad Genetics, Inc.*                                                                               54,821,766
           462,395  Vertex Pharmaceuticals, Inc.*                                                                        16,650,844
                                                                                                                        175,301,436
Medical - Drugs - 3.1%
           603,050  Abbott Laboratories                                                                                  27,131,220
           423,797  Roche Holding A.G.                                                                                   66,850,584
                                                                                                                         93,981,804
Medical Instruments - 2.0%
           269,276  Intuitive Surgical, Inc.*,**                                                                         61,211,820
Medical Products - 5.0%
         2,492,275  Johnson & Johnson**                                                                                 151,754,625
Metal - Diversified - 0.9%
         3,359,155  Ivanhoe Mines, Ltd.*                                                                                 27,135,235
Oil Companies - Exploration and Production - 8.0%
         1,463,900  Anadarko Petroleum Corp.                                                                             70,559,980
           800,295  Occidental Petroleum Corp.**                                                                         57,093,045
         2,549,380  Ultra Petroleum Corp. (U.S. Shares)*,**                                                             112,478,645
                                                                                                                        240,131,670
Printing - Commercial - 2.5%
         1,816,325  VistaPrint, Ltd.*,#                                                                                  74,923,406
Real Estate Management/Services - 0.5%
           419,139  Jones Lang LaSalle, Inc.** ,#                                                                        15,910,516
Real Estate Operating/Development - 0.9%
         4,940,983  Rossi Residencial S.A.**                                                                             28,609,595
Retail - Apparel and Shoe - 4.1%
         1,263,700  J. Crew Group, Inc.*                                                                                 35,585,792
         6,839,355  Limited Brands, Inc.                                                                                 88,501,254
                                                                                                                        124,087,046
Retail - Drug Store - 2.4%
         2,195,955  CVS/Caremark Corp.**                                                                                 73,520,573
Semiconductor Components/Integrated Circuits - 4.2%
        22,007,579  Atmel Corp.**                                                                                        91,771,605
         2,647,730  Marvell Technology Group, Ltd.*                                                                      35,320,718
                                                                                                                        127,092,323
Toys - 1.8%
           207,200  Nintendo Co., Ltd.**                                                                                 56,043,209
Transportation - Railroad - 0.9%
         4,275,464  All America Latina Logistica S.A. (GDR)**                                                            27,002,448
Wireless Equipment - 4.6%
         4,869,821  Crown Castle International Corp.*,**                                                                139,958,656
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,422,862,949)                                                                              2,894,783,993
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.5%
Metal - Copper - 1.5%
           500,000  Freeport-McMoRan Copper & Gold, Inc., convertible (cost $26,417,511)                                 46,120,000
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Put - 0%
            10,000  PNC Bank Crop.
                    expires January 2010
                    exercise price $2.50 (premiums paid $2,280,000)                                                               0
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.7%
       113,376,000  Janus Cash Liquidity Fund LLC, 0% (cost $113,376,000)                                               113,376,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,564,936,460) - 100.6%                                                               $3,054,279,993
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.6)%
Metal - Aluminum - (0.6)%
        16,540,000  Aluminum Corp. of China, Ltd. (proceeds $13,368,948)                                                (19,250,923)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,551,567,512) - 100%                                                                 $3,035,029,070

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                            206,076,146              6.7%
Bermuda                                            110,244,124              3.6%
Brazil                                              77,759,762              2.5%
Canada                                             139,613,881              4.6%
Germany                                             13,401,715              0.4%
Gibraltar                                           48,308,132              1.6%
India                                               83,914,070              2.7%
Israel                                              54,780,346              1.8%
Japan                                               56,043,209              1.8%
Switzerland                                        142,452,960              4.7%
United States++                                  2,121,685,648             69.6%
--------------------------------------------------------------------------------
Total                                           $3,054,279,993            100.0%

++Includes Short-Term Securities (65.9% excluding Short-Term Securities)

              Summary of Investments by Country - (Short Positions)
                            July 31, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Hong Kong                                        $(19,250,923)          (100.0)%
--------------------------------------------------------------------------------
Total                                            $(19,250,923)          (100.0)%

Currency Sold and                                     Currency             Currency      Unrealized
Settlement Date                                     Units Sold          Value U.S.$     Gain/(Loss)
----------------------------------------------------------------------------------------------------
Brazilian Real 8/20/09                              43,750,000         $ 23,372,227    $(1,527,623)
Brazilian Real 9/17/09                              13,875,000            7,371,653       (605,011)
Brazilian Real 10/1/09                               4,988,000            2,643,479        (20,287)
Euro 8/20/09                                        24,717,000           35,225,143       (607,254)
Euro 9/17/09                                        23,932,000           34,107,201       (470,422)
Euro 10/1/09                                        18,179,000           25,908,168       (223,241)
Pound Sterling 8/20/09                               8,897,000           14,859,051       (323,044)
Pound Sterling 9/17/09                               7,537,000           12,586,784       (434,126)
Pound Sterling 10/1/09                               9,591,500           16,017,294       (174,389)
Yen 8/20/09                                      2,911,630,000           30,780,630       (288,526)
Yen 9/17/09                                      1,576,000,000           16,666,027         377,339
Yen 10/1/09                                        404,500,000            4,278,186        (52,451)
----------------------------------------------------------------------------------------------------
Total                                                                 $ 223,815,843    $(4,349,035)

Schedule of Written Options - Calls                                            Value
------------------------------------------------------------------------------------------------
                                       Apple, Inc.
                                       expires August 2009
                                       1,006 contracts
                                       exercise price $160.00                   $    (628,750)

                                       Apple, Inc.
                                       expires August 2009
                                       251 contracts
                                       exercise price $180.00                          (8,785)

                                       CVS/Caremark Corp
                                       expires September 2009
                                       2,195 contracts
                                       exercise price $36.00                          (98,775)

                                       Goldman Sachs Group, Inc.
                                       expires September 2009
                                       905 contracts
                                       exercise price $170.00                        (402,725)

                                       Intrepid Potash, Inc.
                                       expires August 2009
                                       1,020 contracts
                                       exercise price $29.00                          (45,900)

                                       Intuitive Surgical, Inc.
                                       expires August 2009
                                       466 contracts
                                       exercise price $170.00                      (2,612,396)

                                       Intuitive Surgical, Inc.
                                       expires August 2009
                                       360 contracts
                                       exercise price $200.00                      (1,054,800)

                                       Intuitive Surgical, Inc.
                                       expires September 2009
                                       360 contracts
                                       exercise price $200.00                      (1,148,760)

                                       Intuitive Surgical, Inc.
                                       expires September 2009
                                       582 contracts
                                       exercise price $230.00                        (733,320)

                                       Marvel Technology Group, Ltd.
                                       expires September 2009
                                       3,971 contracts
                                       exercise price $15.00                         (135,014)

                                       Masco Corp.
                                       expires September 2009
                                       6,266 contracts
                                       exercise price $10.00                       (2,631,720)

                                       Masco Corp.
                                       expires September 2009
                                       6,266 contracts
                                       exercise price $15.00                         (349,643)

                                       Morgan Stanley
                                       expires August 2009
                                       4,659 contracts
                                        exercise price $30.00                        (172,383)

                                       Northern Trust Corp.
                                       expires September 2009
                                       504 contracts
                                       exercise price $60.00                         (124,891)

                                       Occidental Petroleum Corp.
                                       expires July 2009
                                       400 contracts
                                       exercise price $75..00                         (73,000)

                                       S&P 500 Index
                                       expires August 2009
                                       296 contracts
                                       exercise price $1,010.00                      (286,232)

                                       S&P 500 Index
                                       expires September 2009
                                       296 contracts
                                       exercise price $1010.00                       (604,728)

                                       Safety First Trust
                                       expires September 2009
                                       8,177 contracts
                                       exercise price $29.00                         (873,972)

                                       Symantec Corp.
                                       expires August 2009
                                       8,014 contracts
                                       exercise price $17.00                          (40,070)

                                       Symantec Corp.
                                       expires August 2009
                                       3,878 contracts
                                       exercise price $18.00                          (19,390)

                                       Tyco Electronics, Ltd.
                                       expires August 2009
                                       3,521 contracts
                                       exercise price $22.50                         (140,840)
Premiums received $6,590,238                                                    $ (12,186,094)

Schedule of Written Options - Puts                                             Value
-----------------------------------------------------------------------------------------------
                                       Limited Brands, Inc.
                                       expires August 2009
                                       6,591 contracts
                                       exercise price $10.00                    $     (25,105)

                                       Sherwin-Williams Co.
                                       expires September 2009
                                       1,354 contracts
                                       exercise price $55.00                         (182,790)

                                       Symantec Corp.
                                       expires October 2009
                                       10,551 contracts
                                       exercise price $14.00                         (633,060)

                                       Yahoo!, Inc.
                                       expires September 2009
                                       5,754 contracts
                                       exercise price $13.00                         (172,620)

                                       Yahoo!, Inc.
                                       expires October 2009
                                       5,681 contracts
                                       exercise price $13.00                         (329,498)

                                       Yahoo!, Inc.
                                       expires October 2009
                                       6,235 contracts
                                       exercise price $14.00                         (162,110)

                                       Yahoo!, Inc.
                                       expires January 2010
                                       11,818 contracts
                                       exercise price $12.50                       (1,063,620)

                                       Yahoo!, Inc.
                                       expires January 2010
                                       10,639 contracts
                                       exercise price $14.00                       (1,674,685)

Premiums received $3,959,898                                                    $  (4,243,488)

Total Return Swaps outstanding at July 31, 2009

 Counterparty      Notional       Return Paid by the Fund     Return Received by the Fund  Termination    Unrealized Appreciation
                    Amount                                                                     Date
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse    $39,894,276    Credit Suisse Custom Retail     1- month LIBOR minus 30      4/27/2010   $  2,561,636
                                           Basket                     basis points
                 ------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2009.

----------------------------------------------------------------------------------------------------------------------------------
                                  Purchases                  Sales                     Realized         Dividend      Value
                           Shares          Cost       Shares        Cost             Gain/(Loss)         Income     at 7/31/09
----------------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund

CapitalSource, Inc.           -             $-       13,612,636       $53,417,197   $ (155,592,226)    $1,099,214              $-
----------------------------------------------------------------------------------------------------------------------------------
Cypress
Semiconductor Corp.       1,387,275      5,041,167    9,032,900        63,749,987       16,865,753              -               -
----------------------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle,
Inc.                       252,255       7,482,727    1,688,090        60,246,964      (48,768,195)             -      15,910,516
----------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising
Co. - Class A             2,160,655     29,840,243      504,520         9,343,627      (16,384,869)             -      84,560,034
----------------------------------------------------------------------------------------------------------------------------------
Sotheby's Holdings,
Inc. - Class A                -              -        5,604,913        49,221,652      (96,968,096)       783,151               -
----------------------------------------------------------------------------------------------------------------------------------
Sunpower Corp. - B
Shares                        -              -        2,561,008        67,023,807      (72,112,557)             -               -
----------------------------------------------------------------------------------------------------------------------------------
VistaPrint, Ltd.              -              -                -                 -                 -             -      74,923,406
----------------------------------------------------------------------------------------------------------------------------------


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of July 31, 2009)
                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Orion Fund
Common Stock                                       $2,875,533,070                          $-                             $-
Preferred Stock                                                 -                  46,120,000                              -
Money Market                                                    -                 113,376,000                              -
Total Investments in Securities:                   $2,875,533,070                 $159,496,000                            $-

Other Financial Instruments(a):

Janus Orion Fund                                   $-                             $(18,216,981)                           $-
-------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Orion Fund                                                 $ 1,050,238,463

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.8%
Agricultural Chemicals - 2.0%
         1,932,520  Potash Corporation of Saskatchewan, Inc.                                                          $  180,081,437
            32,025  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 2,978,645
                                                                                                                         183,060,082
Agricultural Operations - 1.6%
       188,587,502  Chaoda Modern Agriculture Holdings, Ltd. ***                                                         127,512,776
        16,576,975  China Green Holdings, Ltd.                                                                            17,368,840
                                                                                                                         144,881,616
Airlines - 4.3%
         8,222,270  Continental Airlines, Inc. - Class B*,***                                                             91,842,756
        26,970,155  Delta Air Lines, Inc.*                                                                               186,903,174
         9,255,000  Singapore Airlines, Ltd.                                                                              86,837,990
         3,828,290  UAL Corp.*                                                                                            15,772,555
                                                                                                                         381,356,475
Automotive - Cars and Light Trucks - 5.7%
         2,967,194  Daimler A.G.**                                                                                       137,067,440
        46,647,343  Ford Motor Co.*                                                                                      373,178,744
                                                                                                                         510,246,184
Automotive - Truck Parts and Equipment - Original - 0.3%
         1,054,907  Valeo S.A.*,**                                                                                        27,962,079
Building - Residential and Commercial - 1.4%
         5,009,740  Brascan Residential Properties S.A.                                                                   15,981,103
         6,171,400  MRV Engenharia e Participacoes S.A.                                                                  105,051,442
                                                                                                                         121,032,545
Casino Hotels - 1.2%
        17,047,273  Crown, Ltd.                                                                                          106,899,114
Chemicals - Diversified - 0.5%
         3,752,165  Israel Chemicals, Ltd.                                                                                42,796,577
Commercial Banks - 3.2%
        33,159,396  Anglo Irish Bank Corp., Ltd.*,**,(0)                                                                           0
        27,469,567  Banco de Oro Unibank, Inc.                                                                            20,000,725
           564,170  Banco de Oro Unibank, Inc. (GDR)                                                                       8,213,807
           254,885  Danske Bank A/S*                                                                                       5,306,241
         2,109,970  Julius Baer Holding A.G.                                                                             100,540,605
         3,942,888  Punjab National Bank, Ltd.                                                                            56,770,514
         2,625,108  State Bank of India, Ltd.                                                                             99,202,689
                                                                                                                         290,034,581
Computers - 2.0%
         2,370,613  Research In Motion, Ltd. (U.S. Shares)*                                                              180,166,588
Computers - Other - 0.1%
       278,947,741  Amax Entertainment Holdings, Ltd. ***                                                                  8,998,546
Distribution/Wholesale - 5.3%
       160,166,090  Li & Fung, Ltd.                                                                                      472,243,820
Diversified Operations - 1.4%
         5,125,015  MAX India, Ltd.*                                                                                      22,262,920
        75,292,535  Melco International Development, Ltd.*, ***                                                           48,868,545
         1,023,299  Orascom Development Holding A.G.*                                                                     56,519,978
                                                                                                                         127,651,443
Electric - Distribution - 0.2%
         1,932,000  Equatorial Energia S.A.                                                                               17,660,626
Electronic Components - Semiconductors - 2.4%
        99,666,756  ARM Holdings PLC ***                                                                                 210,160,305
Electronic Connectors - 1.8%
         1,459,600  Hirose Electric Co., Ltd.**                                                                          163,531,973
Finance - Investment Bankers/Brokers - 2.6%
         1,712,785  Credit Suisse Group A.G.                                                                              80,973,266
         5,337,305  Morgan Stanley                                                                                       152,113,192
                                                                                                                         233,086,458
Finance - Mortgage Loan Banker - 0.5%
           884,774  Housing Development Finance Corp.                                                                     46,804,988
Finance - Other Services - 0.8%
        13,703,887  IG Group Holdings PLC                                                                                 68,893,658
Food - Catering - 0.2%
        24,630,000  FU JI Food & Catering Services Holdings, Ltd.+++                                                      21,738,522
Gambling - Non-Hotel - 0.1%
         1,422,395  Great Canadian Gaming Corp.*                                                                           7,884,585
Hotels and Motels - 1.8%
        15,933,523  Kingdom Hotel Investments (GDR)*, ***                                                                 47,641,234
        69,587,165  Shangri-La Asia, Ltd.                                                                                110,983,168
                                                                                                                         158,624,402
Insurance Brokers - 0%
         1,570,746  Eurodekania, Ltd. - Private Placement (U.S. Shares) +++,#,***                                          3,603,912
Investment Management and Advisory Services - 0.4%
         8,717,949  BlueBay Asset Management PLC                                                                          35,236,979
Life and Health Insurance - 1.0%
        12,492,895  Prudential PLC                                                                                        93,530,309
Medical - Biomedical and Genetic - 3.6%
         3,508,585  Celgene Corp.*                                                                                       199,849,001
         2,412,385  Genzyme Corp.*                                                                                       125,178,658
                                                                                                                         325,027,659
Medical - Drugs - 1.0%
           537,445  Roche Holding A.G.                                                                                    84,777,647
Multi-Line Insurance - 2.5%
        12,648,144  Aegon N.V.**                                                                                          92,971,636
        10,362,835  ING Groep N.V.**                                                                                     132,882,230
                                                                                                                         225,853,866
Oil Companies - Exploration and Production - 1.9%
         2,368,332  Niko Resources, Ltd.                                                                                 166,904,734
Oil Companies - Integrated - 3.7%
           942,330  Hess Corp.                                                                                            52,016,616
         6,789,885  Petroleo Brasileiro S.A. (ADR)                                                                       280,014,857
                                                                                                                         332,031,473
Oil Field Machinery and Equipment - 0.5%
         5,319,132  Wellstream Holdings PLC ***                                                                           48,373,514
Oil Refining and Marketing - 7.4%
         9,661,051  Reliance Industries, Ltd.*                                                                           394,059,641
        14,725,381  Valero Energy Corp.                                                                                  265,056,858
                                                                                                                         659,116,499
Paper and Related Products - 2.0%
        13,842,285  Stora Enso Oyj - Class R**                                                                            87,980,207
         8,811,068  UPM-Kymmene Oyj**                                                                                     92,290,761
                                                                                                                         180,270,968
Power Converters and Power Supply Equipment - 1.8%
         2,629,880  SunPower Corp. - Class A*                                                                             84,682,136
         4,230,245  Suntech Power Holdings Co., Ltd. (ADR)*                                                               77,794,206
                                                                                                                         162,476,342
Property and Casualty Insurance - 2.5%
        12,280,380  Reliance Capital, Ltd.                                                                               226,805,349
Real Estate Management/Services - 2.5%
           757,800  Daito Trust Construction Co., Ltd.**                                                                  37,325,314
        11,003,000  Mitsubishi Estate Co., Ltd.**                                                                        183,402,717
                                                                                                                         220,728,031
Real Estate Operating/Development - 11.9%
       156,018,120  Ayala Land, Inc.                                                                                      29,535,363
       113,161,994  CapitaLand, Ltd.                                                                                     300,443,994
       102,307,000  China Overseas Land & Investment, Ltd.                                                               252,407,783
        14,424,105  Cyrela Brazil Realty S.A.                                                                            148,865,549
         3,506,511  Cyrela Commercial Properties S.A. Empreendimentos e Participacoes                                     17,577,674
        66,617,000  Hang Lung Properties, Ltd.                                                                           244,125,371
         2,464,390  PDG Realty S.A. Empreendimentos e Participacoes                                                       35,013,047
         1,835,225  Rodobens Negocios Imobiliarios S.A.                                                                   17,513,942
         4,039,161  Rossi Residencial S.A.                                                                                23,387,808
                                                                                                                       1,068,870,531
Retail - Apparel and Shoe - 1.7%
        20,543,200  Esprit Holdings, Ltd.                                                                                148,445,018
Retail - Consumer Electronics - 1.3%
         1,868,780  Yamada Denki Co., Ltd.**                                                                             116,934,548
Retail - Miscellaneous/Diversified - 0.7%
         9,327,414  SM Investments Corp.                                                                                  64,032,590
Semiconductor Equipment - 2.0%
         6,903,538  ASML Holding N.V.**                                                                                  180,727,071
Sugar - 2.0%
         6,662,913  Bajaj Hindusthan, Ltd.                                                                                25,600,930
         1,149,300  Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                    4,415,036
        14,108,974  Cosan, Ltd. - Class A*,***                                                                            94,812,305
         5,735,700  Cosan S.A. Industria e Comercio*                                                                      52,307,665
                                                                                                                         177,135,936
Super-Regional Banks - 3.3%
        20,030,960  Bank of America Corp.                                                                                296,257,898
Telecommunication Equipment - 0%
               119  Nortel Networks Corp. (U.S. Shares)*                                                                           6
Telecommunication Equipment - Fiber Optics - 0.5%
         2,462,435  Corning, Inc.                                                                                         41,861,395
Telecommunication Services - 1.8%
         3,790,150  Amdocs, Ltd. (U.S. Shares)*                                                                           90,660,388
        11,583,898  Reliance Communications, Ltd.                                                                         66,630,369
                                                                                                                         157,290,757
Textile-Apparel - 0.1%
        66,489,635  Trinity, Ltd. - Private Placement +++,#,***                                                           12,955,089
Toys - 1.6%
           531,800  Nintendo Co., Ltd.**                                                                                 143,840,630
Transportation - Truck - 0.5%
         3,436,449  DSV A/S*                                                                                              47,364,816
Warehousing and Harbor Transport Services - 0.1%
        14,667,534  DP World, Ltd. (U.S. Shares)                                                                           5,280,312
Wireless Equipment - 0.1%
           752,341  Telefonaktiebolaget L.M. Ericsson - Class B                                                            7,384,584
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $7,966,999,968)                                                                               8,758,833,630
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 2.2%
       197,141,000  Janus Cash Liquidity Fund LLC, 0% (cost $197,141,000)                                                197,141,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,164,140,968) - 100%                                                                  $8,955,974,630
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                       $  106,899,114              1.2%
Bermuda                                            852,851,698              9.5%
Brazil                                             713,373,713              8.0%
Canada                                             538,015,995              6.0%
Cayman Islands                                     274,686,737              3.1%
Denmark                                             52,671,058              0.6%
Finland                                            180,270,968              2.0%
France                                              27,962,079              0.3%
Germany                                            137,067,440              1.5%
Guernsey                                            90,660,388              1.0%
Hong Kong                                          558,356,789              6.2%
India                                              942,552,434             10.5%
Ireland                                                      0                0%
Israel                                              42,796,577              0.5%
Japan                                              645,035,182              7.2%
Netherlands                                        406,580,937              4.6%
Philippines                                        121,782,486              1.4%
Singapore                                          387,281,983              4.3%
Sweden                                               7,384,584              0.1%
Switzerland                                        322,811,495              3.6%
United Arab Emirates                                 5,280,312              0.1%
United Kingdom                                     459,798,677              5.1%
United States ++                                 2,081,853,984             23.2%
--------------------------------------------------------------------------------
Total                                           $8,955,974,630              100%

++ Includes Short-Term Securities (21.0% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of July 31, 2009 (unaudited)

Currency Sold and            Currency           Currency           Unrealized
Settlement Date             Units Sold       Value in U.S. $       Gain/(Loss)
-------------------------------------------------------------------------------
Euro 8/20/09                  43,500,000     $    61,993,515     $   (1,225,139)
Euro 9/17/09                  51,900,000          73,966,394         (1,534,753)
Euro 10/1/09                  49,000,000          69,833,337           (601,727)
Yen 10/1/09                6,000,000,000          63,458,878           (778,018)
-------------------------------------------------------------------------------
Total                                        $   269,252,124     $   (4,139,637)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

(0) On January 23, 2009 Anglo Irish Bank Corporation PLC was acquired by the Republic of Ireland. The Portfolio's investment in this issuer, as reflected in the Schedule of Investments, exposes investors to the negative (or positive) performance resulting from this and other events.

+++ Schedule of Fair Valued Securities (as of July 31, 2009)

-------------------------------------------------------------------------------
                                                                   Value as a %
                                                                  of Investment
                                                           Value     Securities
--------------------------------------------------------------------------------
Janus Overseas Fund
Eurodekania, Ltd. - Private Placement (U.S. Shares)   $3,603,912           0.0%
FU JI Food & Catering Services Holdings, Ltd.         21,738,522           0.2%
Trinity, Ltd. - Private Placement                     12,955,089           0.1%
-------------------------------------------------------------------------------
                                                     $38,297,523           0.3%
-------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

# Schedule of Restricted and Illiquid Securities (as of July 31, 2009)

                                                                                                            Value as a %
                                                           Acquisition        Acquisition                   of Investment
                                                               Date              Cost           Value        Securities
-------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund
Eurodekania, Ltd. - Private Placement (U.S. Shares) +++       3/8/07    $     20,595,554   $     3,603,912           0.0%
Trinity, Ltd. - Private Placement +++                       11/14/07          30,605,121        12,955,089           0.1%
-------------------------------------------------------------------------------------------------------------------------
                                                                        $     51,200,675   $    16,559,001           0.1%
-------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2009. The issuer incurs all registration costs.

*** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2009.

                                     Purchases                         Sales               Realized         Dividend       Value
                                Shares         Cost            Shares         Cost        Gain/(Loss)        Income      at 7/31/09
------------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund
Amax Entertainment
 Holdings, Ltd.               47,725,144   $  8,043,420      12,024,000   $  2,026,481   $ (1,709,753)   $    447,510   $  8,998,546
ARM Holdings PLC                      --             --              --             --             --              --    210,160,305
Balrampur Chini
 Mills, Ltd.                   1,843,537      6,325,804      10,678,995     36,603,867    (12,604,216)        136,021             --
BrasilAgro - Companhia
 Brasileira de Propriedades
 Agricolas                            --             --       3,440,000     17,348,780     (8,665,478)             --             --
Chaoda Modern Agriculture
 Holdings, Ltd.                                                                                                          127,512,776
 Continental Airlines,
 Inc. - Class B                8,222,270     81,948,047              --             --             --              --     91,842,756
Cosan, Ltd. - Class A*         3,147,545     33,048,908              --             --             --              --     94,812,305
Eurodekania, Ltd. -
 Private
 Placement (U.S.
 Shares)                         216,702      2,841,329              --             --             --         179,398      3,603,912
Kingdom Hotel
 Investments (GDR)*            6,219,423     21,778,139              --             --             --              --     47,641,234
Melco International
 Development, Ltd.*           12,038,445     16,845,075         215,000        459,670       (404,400)             --     48,868,545
NDS Group PLC                         --             --         965,304     46,052,843     14,761,319              --             --
Osstem Implant
 Company, Ltd.                        --             --         702,657     34,404,905    (26,555,066)             --             --
Trinity, Ltd. -
 Private Placement            11,453,700      5,272,128              --             --             --         340,784     12,955,089
Wellstream Holdings PLC          833,715      5,679,814              --             --             --         416,823     48,373,514
------------------------------------------------------------------------------------------------------------------------------------
                                           $181,782,664                   $136,896,546   $(35,177,594)   $  1,520,536   $763,330,016
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of July 31, 2009)

                                                                          Level 2 - Other
                                                    Level 1 - Quoted      Significant           Level 3 - Significant
                                                    Prices                Observable Inputs     Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Overseas Fund
Common Stock
Commercial Banks                                     $      281,820,774   $        8,213,807    $               --
Food - Catering                                                      --           21,738,522                    --
Hotels and Motels                                           110,983,168           47,641,234                    --
Insurance Brokers                                                    --                   --             3,603,912
Oil Companies - Integrated                                   52,016,616          280,014,857                    --
Power Converters and Power Supply Equipment                  84,682,136           77,794,206                    --
Sugar                                                       172,720,900            4,415,036                    --
Textile-Apparel                                                      --                   --            12,955,089
All Other                                                 7,600,233,373                   --                    --
Money Market                                                         --          197,141,000                    --
Total Investments in Securities                      $    8,302,456,967   $      636,958,662    $       16,559,001

Other Financial Instruments(a):
Janus Overseas Fund                                  $               --   $       (4,139,637)   $               --
---------------------------------------------------------------------------------------------------------------------

(a)Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.
Level 3 Valuation Reconciliation of Assets (as of the period ended July 31, 2009)

                             Balance as                                  Change in                       Transfers
                             of              Accrued                     Unrealized        Net           In and/or
                             October 31,     Discounts/    Realized      Appreciation/     Purchases/    Out of        Balance as of
                             2008            Premiums      Gain/(Loss)   (Depreciation)    (Sales)       Level 3       July 31, 2009
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Overseas Fund           $ 42,466,662   $        --   $          --  $(34,021,118)    $  8,113,457  $         --  $ 16,559,001
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of July 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Overseas Fund                                              $ 1,396,916,606

Janus Research Core Fund (formerly named Janus Fundamental Equity Fund)

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.8%
Advertising Sales - 1.4%
           399,935  Lamar Advertising Co. - Class A*                                                                    $  8,414,632
Aerospace and Defense - 1.3%
           166,593  Northrop Grumman Corp.                                                                                 7,426,716
Aerospace and Defense - Equipment - 1.8%
           197,506  United Technologies Corp.                                                                             10,758,152
Athletic Footwear - 1.2%
           120,578  NIKE, Inc. - Class B                                                                                   6,829,538
Brewery - 2.1%
           306,686  Anheuser-Busch InBev N.V. **                                                                          12,200,396
           200,168  Anheuser-Busch InBev N.V. - VVPR Strip *,**                                                                  856
                                                                                                                          12,201,252
Building - Residential and Commercial - 1.4%
            13,652  NVR, Inc. *                                                                                            8,206,900
Cable Television - 1.2%
           739,693  British Sky Broadcasting Group PLC**                                                                   6,745,484
Cellular Telecommunications - 0.4%
         1,188,721  Vodafone Group PLC**                                                                                   2,436,091
Commercial Banks - 1.3%
           568,628  Barclays PLC**                                                                                         2,871,014
           146,210  ICICI Bank, Ltd. (ADR)                                                                                 4,583,684
                                                                                                                           7,454,698
Computers - 1.7%
            60,035  Apple, Inc.                                                                                            9,809,119
Consumer Products - Miscellaneous - 2.0%
           204,111  Kimberly-Clark Corp.                                                                                  11,930,288
Containers - Metal and Glass - 1.5%
           150,196  Crown Holdings, Inc. *                                                                                 3,769,920
           145,320  Owens-Illinois, Inc. *                                                                                 4,932,160
                                                                                                                           8,702,080
Cosmetics and Toiletries - 1.9%
           150,738  Colgate-Palmolive Co.                                                                                 10,919,461
Diversified Operations - 3.9%
            53,990  Danaher Corp.                                                                                          3,306,348
           480,276  Illinois Tool Works, Inc.                                                                             19,475,191
                                                                                                                          22,781,539
E-Commerce/Services - 0.5%
           145,902  eBay, Inc. *                                                                                           3,100,418
Electric - Generation - 2.8%
         1,275,894  AES Corp. *                                                                                           16,318,684
Electronic Components - Miscellaneous - 0.9%
           240,899  Tyco Electronics, Ltd. (U.S. Shares) **                                                                5,172,102
Engineering - Research and Development Services - 1.0%
           319,538  ABB, Ltd. **                                                                                           5,839,152
Enterprise Software/Services - 2.1%
           554,434  Oracle Corp.                                                                                          12,269,624
Fiduciary Banks - 0.4%
            41,095  Northern Trust Corp.                                                                                   2,457,892
Finance - Investment Bankers/Brokers - 6.3%
            58,187  Goldman Sachs Group, Inc.                                                                              9,501,937
           619,125  JPMorgan Chase & Co.                                                                                  23,929,182
           121,912  Morgan Stanley                                                                                         3,474,492
                                                                                                                          36,905,611
Finance - Other Services - 0.7%
            13,947  CME Group, Inc.                                                                                        3,888,842
Independent Power Producer - 3.2%
           680,594  NRG Energy, Inc. *                                                                                    18,518,963
Internet Security - 0.8%
           328,482  Symantec Corp. *                                                                                       4,904,236
Life and Health Insurance - 0.4%
           337,078  Prudential PLC**                                                                                       2,523,595
Medical - Biomedical and Genetic - 3.0%
            72,939  Celgene Corp. *                                                                                        4,154,605
            76,798  Genzyme Corp. *                                                                                        3,985,048
           188,866  Gilead Sciences, Inc. *                                                                                9,241,214
                                                                                                                          17,380,867
Medical - Drugs - 6.1%
           399,016  Abbott Laboratories                                                                                   17,951,730
           344,378  Merck & Co., Inc.                                                                                     10,334,784
            47,629  Roche Holding A.G. **                                                                                  7,513,094
                                                                                                                          35,799,608
Medical Products - 5.5%
           258,820  Baxter International, Inc.                                                                            14,589,684
           382,777  Covidien PLC**                                                                                        14,472,798
            78,043  Hospira, Inc. *                                                                                        2,999,192
                                                                                                                          32,061,674
Multimedia - 1.7%
            77,938  News Corp. - Class A                                                                                     805,100
           741,605  News Corp. - Class A                                                                                   8,914,092
                                                                                                                           9,719,192
Networking Products - 3.2%
           857,822  Cisco Systems, Inc. *                                                                                 18,880,662
Oil - Field Services - 1.1%
           117,391  Schlumberger, Ltd. (U.S. Shares)                                                                       6,280,419
Oil Companies - Exploration and Production - 3.3%
           123,251  Devon Energy Corp.                                                                                     7,159,651
           172,108  Occidental Petroleum Corp.                                                                            12,278,184
                                                                                                                          19,437,835
Oil Companies - Integrated - 5.8%
           101,415  Exxon Mobil Corp.                                                                                      7,138,602
           303,666  Hess Corp.                                                                                            16,762,363
           238,416  Petroleo Brasileiro S.A. (ADR)                                                                         9,832,276
                                                                                                                          33,733,241
Oil Field Machinery and Equipment - 0.5%
            98,488  Cameron International Corp. *                                                                          3,075,780
Property and Casualty Insurance - 2.0%
           254,267  Chubb Corp.                                                                                           11,742,050
Real Estate Operating/Development - 0.6%
         1,316,000  CapitaLand, Ltd.                                                                                       3,493,967
Retail - Apparel and Shoe - 2.4%
           195,002  Gap, Inc.                                                                                              3,182,433
           152,163  Inditex S.A. **                                                                                        8,183,767
           100,513  Nordstrom, Inc.                                                                                        2,657,564
                                                                                                                          14,023,764
Retail - Consumer Electronics - 0.6%
            94,604  Best Buy Co., Inc.                                                                                     3,535,351
Retail - Regional Department Stores - 0.8%
            98,504  Kohl's Corp. *                                                                                         4,782,369
Retail - Restaurants - 0.5%
            58,288  McDonald's Corp.                                                                                       3,209,337
Semiconductor Equipment - 2.5%
           449,248  KLA-Tencor Corp.                                                                                      14,322,026
Soap and Cleaning Preparations - 2.8%
           344,192  Reckitt Benckiser Group PLC**                                                                         16,533,265
Super-Regional Banks - 2.0%
           776,378  Bank of America Corp.                                                                                 11,482,631
Telecommunication Equipment - Fiber Optics - 1.6%
           535,908  Corning, Inc.                                                                                          9,110,436
Telecommunication Services - 0.5%
           134,295  Amdocs, Ltd. (U.S. Shares) *,**                                                                        3,212,336
Tobacco - 1.2%
           393,201  Altria Group, Inc.                                                                                     6,892,814
Toys - 0.5%
            11,400  Nintendo Co., Ltd. **                                                                                  3,083,458
Transportation - Services - 2.7%
           297,289  United Parcel Service, Inc. - Class B                                                                 15,973,338
Web Portals/Internet Service Providers - 1.5%
            13,599  Google, Inc. - Class A*                                                                                6,025,037
           179,835  Yahoo!, Inc. *                                                                                         2,575,237
                                                                                                                           8,600,274
Wireless Equipment - 5.2%
           487,521  Crown Castle International Corp. *                                                                    14,011,354
           348,956  QUALCOMM, Inc.                                                                                        16,125,256
                                                                                                                          30,136,610
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $593,126,364)                                                                                   583,018,373
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.2%
         1,132,000  Janus Cash Liquidity Fund LLC, 0% (cost $1,132,000)                                                    1,132,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $594,258,364) - 100.0%                                                                     584,150,373
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                            $12,201,251              2.1%
Brazil                                               9,832,276              1.7%
Guernsey                                             3,212,336              0.5%
India                                                4,583,684              0.8%
Ireland                                             14,472,798              2.5%
Japan                                                3,083,458              0.5%
Netherlands Antilles                                 6,280,419              1.1%
Singapore                                            3,493,967              0.6%
Spain                                                8,183,768              1.4%
Switzerland                                         18,524,347              3.2%
United Kingdom                                      31,109,450              5.3%
United States++                                    469,172,619             80.3%
--------------------------------------------------------------------------------
Total                                          $   584,150,373            100.0%

++Includes Short-Term Securities (80.1% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of July 31, 2009 (unaudited)

Currency Sold and                                     Currency                Currency            Unrealized
Settlement Date                                     Units Sold             Value in U.S.$        Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------
British Pound 8/20/09                                    978,000            $   1,393,818          $ (28,921)
British Pound 9/17/09                                  6,940,000                9,890,681            (85,224)
British Pound 10/1/09                                    357,000                  596,233            (12,962)
Euro 9/17/09                                           6,100,000               10,186,995           (280,355)
Euro 10/1/09                                           2,435,000                4,066,320            (44,272)
Japanese Yen 9/17/09                                   6,480,000                6,070,092            (84,778)
Swiss Franc 9/17/09                                  157,000,000                1,660,258              37,590
--------------------------------------------------------------------------------------------------------------
Total                                                                       $  33,864,397        $  (498,922)


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

VVPR Strip The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Effective February 27, 2009, Janus Fundamental Equity Fund changed its name to "Janus Research Core Fund" and eliminated its policy invest at least 80% of its net assets in equity securites selected for their growth potential.
--------------------------------------------------------------------------------
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Principles for more information.
--------------------------------------------------------------------------------
Valuation Inputs Summary (as of July 31, 2009)

------------------------------------------------------------------------------------------------------------------------------------
                                                     Level 1 - Quoted Prices    Level 2 - Other Significant      Level 3 -
                                                                                Observable Inputs                Significant
                                                                                                                 Unobservable
                                                                                                                 Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
------------------------------------------------------------------------------------------------------------------------------------
Janus Research Core Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                                2,871,014                  4,583,684
------------------------------------------------------------------------------------------------------------------------------------
Oil Companies - Integrated                                     23,900,965                  9,832,276
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
All other Securities                                          541,830,434                          -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Money Market                                                            -                  1,132,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                               568,602,413                 15,547,959                   -
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
------------------------------------------------------------------------------------------------------------------------------------
Janus Research Core Fund(1)                                                -                          -
------------------------------------------------------------------------------------------------------------------------------------

(1) Formerly named Janus Fundamental Equity Fund.
(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Research Core Fund(1)                                          $90,787,409
--------------------------------------------------------------------------------
(1) Formerly named Janus Fundamental Equity Fund

Janus Research Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.9%
Advertising Sales - 0.5%
           629,270  Lamar Advertising Co. - Class A *                                                                 $   13,239,841
Aerospace and Defense - 1.3%
           441,920  Northrop Grumman Corp.                                                                                19,700,794
         1,270,835  Spirit Aerosystems Holdings, Inc. *                                                                   16,533,563
                                                                                                                          36,234,357
Aerospace and Defense - Equipment - 0.7%
           349,975  United Technologies Corp.                                                                             19,063,138
Airlines - 0.6%
         1,774,000  Singapore Airlines, Ltd.                                                                              16,645,121
Athletic Footwear - 1.0%
           508,730  NIKE, Inc. - Class B                                                                                  28,814,467
Automotive - Cars and Light Trucks - 0.9%
           557,536  Bayerische Motoren Werke A.G. **                                                                      25,619,912
Automotive - Medium and Heavy Duty Trucks - 0.6%
           506,634  PACCAR, Inc.                                                                                          17,554,868
Automotive - Truck Parts and Equipment - Original - 1.2%
         1,244,480  Johnson Controls, Inc.                                                                                32,207,142
Batteries and Battery Systems - 1.1%
           478,345  Energizer Holdings, Inc. *                                                                            30,642,781
Brewery - 0.7%
           459,872  Anheuser- Busch InBev N.V. **                                                                         18,294,348
           244,927  Anheuser- Busch InBev N.V. - VVPR Strip*,**                                                                1,047
                                                                                                                          18,295,395
Broadcast Services and Programming - 0.2%
           227,350  Discovery Holding Co. - Class A *                                                                      5,570,075
Building - Residential and Commercial - 0.9%
            41,835  NVR, Inc. *                                                                                           25,149,110
Cable Television - 0.5%
         1,629,622  British Sky Broadcasting Group PLC **                                                                 14,861,016
Casino Hotels - 0.6%
         2,733,021  Crown, Ltd.                                                                                           17,138,080
Casino Services - 0.9%
         1,211,170  International Game Technology                                                                         23,920,608
Chemicals - Diversified - 0.4%
         1,058,736  Israel Chemicals, Ltd.                                                                                12,075,769
Chemicals - Specialty - 0.5%
        13,660,000  Huabao International Holdings, Ltd.                                                                   14,259,645
Coatings and Paint Products - 0.7%
           358,790  Sherwin-Williams Co.                                                                                  20,720,123
Commercial Banks - 0.3%
         1,793,588  Barclays PLC **                                                                                        9,055,862
Computers - 4.3%
           504,929  Apple, Inc.                                                                                           82,500,349
           507,150  Research In Motion, Ltd. (U.S. Shares) *                                                              38,543,400
                                                                                                                         121,043,749
Computers - Peripheral Equipment - 0.8%
         1,382,267  Logitech International S.A. *,**                                                                      23,292,273
Consumer Products - Miscellaneous - 1.6%
           785,145  Kimberly-Clark Corp.                                                                                  45,891,725
Containers - Metal and Glass - 2.2%
           840,875  Crown Holdings, Inc. *                                                                                21,105,963
         1,152,955  Owens-Illinois, Inc. *                                                                                39,131,292
                                                                                                                          60,237,255
Cosmetics and Toiletries - 1.6%
           596,460  Colgate-Palmolive Co.                                                                                 43,207,562
Decision Support Software - 0.3%
           336,010  MSCI, Inc. *                                                                                           9,391,480
Distribution/Wholesale - 1.1%
           524,973  Fastenal Co.                                                                                          18,673,290
         4,208,000  Li & Fung, Ltd.                                                                                       12,407,133
                                                                                                                          31,080,423
Diversified Operations - 1.9%
           304,200  Danaher Corp.                                                                                         18,629,208
           606,035  Illinois Tool Works, Inc.                                                                             24,574,719
         1,841,250  Keppel Corp., Ltd.                                                                                    10,736,786
                                                                                                                          53,940,713
E-Commerce/Services - 1.0%
         1,340,665  eBay, Inc. *                                                                                          28,489,131
Electric - Generation - 0.4%
           766,520  AES Corp. *                                                                                            9,803,791
Electronic Components - Miscellaneous - 1.2%
         1,498,550  Tyco Electronics, Ltd. (U.S. Shares) **                                                               32,173,869
Electronic Components - Semiconductors - 1.5%
        20,460,593  ARM Holdings PLC **                                                                                   43,143,819
Electronic Connectors - 1.0%
           825,135  Amphenol Corp. - Class A                                                                              27,518,252
Enterprise Software/Services - 2.4%
         1,493,115  CA, Inc.                                                                                              31,564,451
         1,593,330  Oracle Corp.                                                                                          35,260,393
                                                                                                                          66,824,844
Fiduciary Banks - 0.2%
           109,804  Northern Trust Corp.                                                                                   6,567,377
Finance - Investment Bankers/Brokers - 1.7%
           115,760  Goldman Sachs Group, Inc.                                                                             18,903,608
           524,031  JPMorgan Chase & Co.                                                                                  20,253,798
           308,935  Morgan Stanley                                                                                         8,804,648
                                                                                                                          47,962,054
Finance - Other Services - 0.6%
            56,435  CME Group, Inc.                                                                                       15,735,771
Food - Miscellaneous/Diversified - 1.7%
           554,010  General Mills, Inc.                                                                                   32,636,729
           341,977  Nestle S.A. **                                                                                        14,079,899
                                                                                                                          46,716,628
Food - Retail - 0.5%
         2,102,877  Tesco PLC **                                                                                          12,907,442
Hotels and Motels - 1.3%
         1,572,605  Starwood Hotels & Resorts Worldwide, Inc.                                                             37,129,204
Independent Power Producer - 0.4%
           363,714  NRG Energy, Inc. *                                                                                     9,896,658
Internet Security - 1.2%
         2,171,990  Symantec Corp. *                                                                                      32,427,811
Life and Health Insurance - 0.3%
         1,256,341  Prudential PLC **                                                                                      9,405,823
Machinery - General Industrial - 0.6%
           364,360  Roper Industries, Inc.                                                                                17,423,695
Medical - Biomedical and Genetic - 7.8%
           911,315  Alexion Pharmaceuticals, Inc.                                                                         40,143,426
           722,752  Celgene Corp. *                                                                                       41,167,954
           736,102  Genzyme Corp. *                                                                                       38,196,333
           807,948  Gilead Sciences, Inc. *                                                                               39,532,896
           685,200  Myriad Genetics, Inc. *                                                                               18,788,184
         1,162,876  OSI Pharmaceuticals, Inc. *                                                                           39,293,580
                                                                                                                         217,122,373
Medical - Drugs - 5.7%
           878,332  Abbott Laboratories                                                                                   39,516,157
         2,044,453  GlaxoSmithKline PLC **                                                                                39,234,321
         1,292,519  Merck & Co., Inc.                                                                                     38,788,495
           253,404  Roche Holding A.G. **                                                                                 39,972,454
                                                                                                                         157,511,427
Medical Products - 4.4%
           724,475  Baxter International, Inc.                                                                            40,838,657
         1,048,785  Covidien PLC **                                                                                       39,654,561
         1,056,614  Hospira, Inc. *                                                                                       40,605,676
                                                                                                                         121,098,894
Multi-Line Insurance - 0.7%
           382,685  ACE, Ltd. (U.S. Shares) **                                                                            18,774,526
Multimedia - 1.1%
         1,451,715  News Corp. - Class A                                                                                  14,996,216
         1,957,506  WPP PLC **                                                                                            15,096,594
                                                                                                                          30,092,810
Networking Products - 1.1%
         1,345,975  Cisco Systems, Inc. *                                                                                 29,624,910
Oil and Gas Drilling - 0.4%
           296,270  Helmerich & Payne, Inc.                                                                               10,179,837
Oil Companies - Exploration and Production - 0.7%
           165,720  Devon Energy Corp.                                                                                     9,626,675
           141,932  Occidental Petroleum Corp.                                                                            10,125,429
                                                                                                                          19,752,104
Oil Companies - Integrated - 1.4%
           265,590  Exxon Mobil Corp.                                                                                     18,694,880
           182,795  Hess Corp.                                                                                            10,090,284
           221,900  Petroleo Brasileiro S.A. (ADR)                                                                         9,151,156
                                                                                                                          37,936,320
Oil Field Machinery and Equipment - 1.1%
           322,789  Cameron International Corp. *                                                                         10,080,700
           280,610  National Oilwell Varco, Inc. *                                                                        10,085,124
         1,043,532  Wellstream Holdings PLC **                                                                             9,490,140
                                                                                                                          29,655,964
Pipelines - 0.7%
           414,075  Kinder Morgan Management LLC *                                                                        19,453,244
Power Converters and Power Supply Equipment - 0.5%
         2,997,909  JA Solar Holdings Co., Ltd. (ADR) *                                                                   14,419,942
Property and Casualty Insurance - 0.3%
           208,530  Chubb Corp.                                                                                            9,629,915
Real Estate Operating/Development - 1.0%
         3,499,000  CapitaLand, Ltd.                                                                                       9,289,811
         5,354,000  Hang Lung Properties, Ltd.                                                                            19,620,326
                                                                                                                          28,910,137
REIT - Warehouse/Industrial - 0.3%
         1,091,043  ProLogis                                                                                               9,590,268
Retail - Apparel and Shoe - 4.2%
         1,624,500  Esprit Holdings, Ltd.                                                                                 11,738,626
         1,267,087  Gap, Inc.                                                                                             20,678,860
           255,212  Inditex S.A. **                                                                                       13,726,042
         1,830,880  Limited Brands, Inc.                                                                                  23,691,587
           940,030  Nordstrom, Inc.                                                                                       24,854,392
           916,845  Urban Outfitters, Inc. *                                                                              22,040,954
                                                                                                                         116,730,461
Retail - Consumer Electronics - 1.2%
           565,195  Best Buy Co., Inc.                                                                                    21,121,337
           187,820  Yamada Denki Co., Ltd. **                                                                             11,752,398
                                                                                                                          32,873,735
Retail - Jewelry - 0.8%
           759,615  Tiffany & Co.                                                                                         22,659,315
Retail - Regional Department Stores - 0.9%
           512,950  Kohl's Corp. *                                                                                        24,903,723
Retail - Restaurants - 0.8%
           387,790  McDonald's Corp.                                                                                      21,351,717
Semiconductor Components/Integrated Circuits - 2.6%
         7,332,774  Atmel Corp.                                                                                           30,577,668
         3,146,255  Marvell Technology Group, Ltd. *                                                                      41,971,041
                                                                                                                          72,548,709
Semiconductor Equipment - 1.7%
         1,502,840  KLA-Tencor Corp.                                                                                      47,910,539
Soap and Cleaning Preparations - 0.5%
           273,184  Reckitt Benckiser Group PLC **                                                                        13,122,395
Super-Regional Banks - 0.4%
           675,145  Bank of America Corp.                                                                                  9,985,395
Telecommunication Equipment - 3.0%
         1,991,835  Arris Group, Inc. *                                                                                   24,260,550
         1,421,365  CommScope, Inc. *                                                                                     36,386,944
         3,744,120  Tellabs Inc. *                                                                                        21,715,896
                                                                                                                          82,363,390
Telecommunication Equipment - Fiber Optics - 0.9%
         1,548,945  Corning, Inc.                                                                                         26,332,065
Telecommunication Services - 1.0%
         1,127,520  Amdocs, Ltd. (U.S. Shares) *,**                                                                       26,970,278
Tobacco - 1.4%
         2,200,775  Altria Group, Inc.                                                                                    38,579,586
Toys - 2.4%
         1,743,235  Mattel, Inc.                                                                                          30,646,071
           129,900  Nintendo Co., Ltd. **                                                                                 35,135,197
                                                                                                                          65,781,268
Transportation - Services - 2.4%
           448,220  C.H. Robinson Worldwide, Inc.                                                                         24,441,437
           558,984  Expeditors International of Washington, Inc.                                                          18,966,327
           453,095  United Parcel Service, Inc. - Class B                                                                 24,344,794
                                                                                                                          67,752,558
Web Portals/Internet Service Providers - 1.3%
            55,410  Google, Inc. - Class A *                                                                              24,549,401
           837,085  Yahoo!, Inc. *                                                                                        11,987,057
                                                                                                                          36,536,458
Wireless Equipment - 3.8%
           941,450  Crown Castle International Corp. *                                                                    27,057,273
         1,160,155  QUALCOMM, Inc.                                                                                        53,610,762
         2,691,880  Telefonaktiebolaget L.M. Ericsson - Class B                                                           26,422,080
                                                                                                                         107,090,115
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,653,398,025)                                                                               2,780,523,037
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.1%
         3,296,000  Janus Cash Liquidity Fund LLC, 0% (cost $3,296,000)                                                    3,296,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,656,694,025) - 100%                                                                   2,783,819,037
------------------------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)

                            July 31, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                       $   17,138,080              0.6%
Belgium                                             18,295,395              0.7%
Bermuda                                             80,376,446              2.9%
Brazil                                               9,151,156              0.3%
Canada                                              38,543,400              1.4%
Cayman Islands                                      14,419,942              0.5%
Germany                                             25,619,912              0.9%
Guernsey                                            26,970,278              1.0%
Hong Kong                                           19,620,326              0.7%
Ireland                                             39,654,561              1.4%
Israel                                              12,075,769              0.4%
Japan                                               46,887,595              1.7%
Jersey                                              15,096,594              0.5%
Singapore                                           36,671,718              1.3%
Spain                                               13,726,042              0.5%
Sweden                                              26,422,080              1.0%
Switzerland                                        128,293,019              4.6%
United Kingdom                                     151,220,820              5.4%
United States ++                                 2,063,635,904             74.2%
--------------------------------------------------------------------------------
Total                                           $2,783,819,037             100.0

++ Includes Short-Term Securities (74.1% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of July 31, 2009 (unaudited)

Currency Sold and                 Currency             Currency            Unrealized
Settlement Date                   Units Sold        Value in U.S. $        Gain/(Loss)
-----------------------------------------------------------------------------------------
British Pound 8/20/09                  8,100,000           13,527,966            (294,105)
British Pound 9/17/09                 21,000,000           35,069,984            (783,584)
British Pound 10/1/09                 17,700,000           29,558,056            (321,815)
Euro 8/20/09                           8,400,000   $       11,971,162    $       (206,373)
Euro 9/17/09                           5,800,000            8,265,994            (171,514)
Euro 10/1/09                           4,300,000            6,128,232             (52,805)
Japanese Yen 10/1/09               1,000,000,000           10,576,480             (12,967)
Japanese Yen 8/20/09                 749,000,000            7,918,139             (74,222)
Japanese Yen 9/17/09                 400,000,000            4,229,956              95,771
Swiss Franc 9/17/09                   17,600,000           16,484,227            (237,573)
Swiss Franc 10/1/09                   16,000,000           14,987,882            (209,329)
-----------------------------------------------------------------------------------------
Total                                              $      158,718,078    $     (2,268,516)




Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip The Voted Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.
*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements, and/or securities with extended settlement dates.



--------------------------------------------------------------------------------
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Principles for more information.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Valuation Inputs Summary (as of July 31, 2009)
-------------------------------------------------------------------------------------------------------------------------
                                                 Level 1 - Quoted Prices      Level 2 - Other Significant    Level 3 -
                                                                              Observable Inputs              Significant
                                                                                                             Unobservable
                                                                                                             Inputs
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
-------------------------------------------------------------------------------------------------------------------------
Janus Research Fund
-------------------------------------------------------------------------------------------------------------------------
Common Stock
-------------------------------------------------------------------------------------------------------------------------
Power Converters and Power Supply Equipment                $ --                          $14,419,942
-------------------------------------------------------------------------------------------------------------------------
Oil Companies - Integrated                             28,785,164                         9,151,156
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
All other Securities                                  2,728,166,775                           --
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Money Market                                               --                             3,296,000
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                       2,756,951,939                      26,867,098              --
-------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
-------------------------------------------------------------------------------------------------------------------------
Janus Research Fund                                        --                            (2,268,516)
-------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swaps are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.




Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements, and/or securities with extended settlement dates as of July 31, 2009 is noted below.

Fund                                                            Aggregate Value
-------------------------------------------------------------------------------
Janus Research Fund                                             $   465,764,217

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loans - 0.3%
Food - Confectionery - 0.1%
          $589,875  WM Wrigley Jr. Co., 6.5000%, 7/17/14                                                                $    597,431

Food - Miscellaneous/Diversified - 0.2%
           200,399  Dole Food Co., Inc., 7.3663%, 4/12/13 *                                                                  201,339
           351,221  Dole Food Co., Inc., 8.0000%, 4/12/13 *                                                                  352,868
         1,308,680  Dole Food Co., Inc., 8.0000%, 4/12/13 *                                                                1,314,817
                                                                                                                           1,869,024
------------------------------------------------------------------------------------------------------------------------------------
Total Bank Loans (cost $2,405,286)                                                                                         2,466,455
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 53.8%
Advertising Services - 0.3%
         2,359,000  Visant Corp., 7.6250%, 10/1/12                                                                         2,370,795

Aerospace and Defense - 0.4%
         1,509,000  Northrop Grumman Systems Corp., 7.1250%, 2/15/11                                                       1,618,252
         1,980,000  BAE Systems PLC, 4.9500%, 6/1/14**,#                                                                   2,037,144
                                                                                                                           3,655,396
Agricultural Chemicals - 0.1%
         1,014,000  Potash Corp of Saskatchewan Inc., 5.2500%, 5/15/14                                                     1,072,677

Appliances - 0.3%
         2,700,000  Whirlpool Corp., 8.0000%, 5/1/12                                                                       2,844,715

Automotive - Cars and Light Trucks - 0.4%
         3,774,000  Daimler Finance North America LLC, 7.2000%, 9/1/09                                                     3,784,152

Beverages - Non-Alcoholic - 0.3%
         2,247,000  Dr. Pepper Snapple Group, Inc., 6.1200%, 5/1/13                                                        2,410,244
           360,000  PepsiAmericas, Inc., 4.3750%, 2/15/14                                                                    370,854
                                                                                                                           2,781,098
Beverages - Wine and Spirits - 0.2%
         1,415,000  Diageo Capital PLC, 4.3750%, 5/3/10                                                                    1,449,377

Brewery - 1.5%
         3,868,000  SABMiller PLC, 6.2000%, 7/1/11(144A)                                                                   4,107,917
         7,549,000  Anheuser-Busch InBev Worldwide, Inc., 7.2000%, 1/15/14 (144A)                                          8,390,388
                                                                                                                          12,498,305

Building Products - Air and Heating - 0.2%
         1,415,000  American Standard, Inc., 7.6250%, 2/15/10                                                              1,444,275

Building Products - Cement and Aggregate - 0.3%
         2,728,000  CRH America, Inc., 5.6250%, 9/30/11                                                                    2,704,165

Building Products - Wood - 0.3%
         2,480,000  Masco Corp., .9388%, 3/12/10*                                                                          2,420,324

Cable Television - 2.0%
         1,130,000  COX Communications, Inc., 7.8750%, 8/15/09                                                             1,131,859
         1,415,000  COX Communications, Inc., 4.6250%, 1/15/10                                                             1,428,950
           738,000  COX Communications, Inc., 6.7500%, 3/15/11                                                               781,059
         1,420,000  COX Communications, Inc., 7.1250%, 10/1/12                                                             1,577,727
           757,000  Comcast Corp., 5.8500%, 1/15/10                                                                          772,314
         3,359,000  Comcast Corp., 5.4500%, 11/15/10                                                                       3,497,465
         1,322,000  CSC Holdings, Inc., 7.6250%, 4/1/11                                                                    1,338,525
         3,303,000  Time Warner Cable, Inc., 5.4000%, 7/2/12                                                               3,527,052
         1,130,000  Time Warner Cable, Inc., 6.2000%, 7/1/13                                                               1,227,142
         1,416,000  Time Warner Cable, Inc., 8.2500%, 2/14/14                                                              1,643,184
                                                                                                                          16,925,277
Cellular Telecommunications - 1.6%
         1,415,000  Rogers Communications, Inc., 9.6250%, 5/1/11                                                           1,555,824
         3,054,000  Rogers Communications, Inc., 7.8750%, 5/1/12                                                           3,417,816
         2,830,000  Verizon Wireless Capital LLC, 3.7500%, 5/20/11 (144A)                                                  2,915,206
         1,074,000  Verizon Wireless Capital LLC, 5.2500%, 2/1/12 (144A)                                                   1,146,232
         1,747,000  Verizon Wireless Capital LLC, 7.3750%, 11/15/13 (144A)                                                 2,009,237
         1,794,000  Verizon Wireless Capital LLC, 5.5500%, 2/1/14 (144A)                                                   1,951,058
                                                                                                                          12,995,373
Chemicals - Diversified - 0.7%
         5,190,000  Dow Chemical Co., 7.6000%, 5/15/14                                                                     5,639,553

Chemicals - Specialty - 0.6%
         4,913,000  Nalco Co., 7.7500%, 11/15/11                                                                           4,937,565

Commercial Banks - 1.9%
         5,472,000  American Express Bank FSB, 5.5500%, 10/17/12 (144A)                                                    5,589,424
         3,779,000  BB&T Corp., 6.5000%, 8/1/11                                                                            3,909,546
         4,027,000  Credit Suisse/New York NY, 5.5000%, 5/1/14                                                             4,282,924
         1,689,000  U.S. Bank N.A., 6.3750%, 8/1/11                                                                        1,808,368
                                                                                                                          15,590,262
Commercial Services - Finance - 0.2%
         1,887,000  Western Union Co., 6.5000%, 2/26/14                                                                    2,060,387

Computer Services - 0.7%
         5,660,000  Affiliated Computer Services, Inc., 4.7000%, 6/1/10                                                    5,610,475

Computers - Memory Devices - 0.4%
         3,320,000  Seagate Technology, 6.3750%, 10/1/11                                                                   3,270,200

Data Processing and Management - 0.2%
         1,602,000  Fiserv, Inc., 6.1250%, 11/20/12                                                                        1,709,167

Diversified Financial Services - 1.1%
         3,961,000  American Express Travel Related Services Co Inc. 5.2500%, 11/21/11                                     3,990,691
         1,229,000  General Electric Capital Corp., 4.2500%, 9/13/10                                                       1,252,220
         3,667,000  General Electric Capital Corp. 5.9000%, 5/13/14                                                        3,899,880
                                                                                                                           9,142,791
Diversified Minerals - 0.9%
         2,359,000  BHP Billiton Finance U.S.A., Ltd., 5.5000%, 4/1/14                                                     2,562,391
         1,485,000  Rio Tinto Finance USA Ltd., 8.9500%, 5/1/14                                                            1,725,579
         3,150,000  Teck Resources, Ltd., 7.0000%, 9/15/12                                                                 3,150,000
                                                                                                                           7,437,970
Diversified Operations - 1.6%
         1,416,000  Dover Corp., 6.5000%, 2/15/11                                                                          1,518,609
         1,028,000  Eaton Corp., 4.9000%, 5/15/13                                                                          1,072,205
         2,831,000  ITT Corp., 4.9000%, 5/1/14                                                                             2,877,445
         1,602,000  Morgan Stanley, 6.7500%, 4/15/11                                                                       1,694,496
         6,181,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12                                                          6,191,298
                                                                                                                          13,354,053
Electric - Integrated - 1.0%
         1,135,000  CMS Energy Corp., 7.7500%, 8/1/10                                                                      1,170,414
         1,555,000  Duke Energy Corp., 6.3000%, 2/1/14                                                                     1,710,069
           944,000  Georgia Power Co., 6.0000%, 11/1/13                                                                    1,045,612
         1,415,000  Monongahela Power Co., 7.9500%, 12/15/13 (144A)                                                        1,518,843
           943,000  Nevada Power Co., 8.2500%, 6/1/11                                                                      1,026,945
           728,000  Oncor Electric Delivery Co., 5.9500%, 9/1/13                                                             783,412
           943,000  Wisconsin Energy Corp., 6.5000%, 4/1/11                                                                1,001,718
                                                                                                                           8,257,013
Electronic Components - Semiconductors - 0.5%
           855,000  National Semiconductor Corp., 8.794%, 6/15/10 *                                                          777,194
         3,285,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                         3,259,315
                                                                                                                           4,036,509
Electronics - Military - 0.3%
         2,845,000  L-3 Communications Corp., 7.6250%, 6/15/12                                                             2,877,006

Enterprise Software/Services - 0.3%
         2,359,000  CA, Inc., 4.7500%, 12/1/09                                                                             2,359,000

Fiduciary Banks - 0.4%
         1,900,000  Northern Trust Corp., 5.5000%, 8/15/13                                                                 2,056,212
         1,387,000  Northern Trust Corp., 4.6250%, 5/1/14                                                                  1,466,167
                                                                                                                           3,522,379
Finance - Credit Card - 0.1%
           565,000  American Express Credit Corp., 5.8750%, 5/2/13                                                           581,347

Finance - Investment Bankers/Brokers - 4.7%
         1,040,000  Bank of America Corp., 4.2500%, 10/1/10                                                                1,056,512
         5,830,000  Bank of America Corp., 7.3750%, 5/15/14                                                                6,350,682
         4,490,000  Charles Schwab Corp., 4.9500%, 6/1/14                                                                  4,645,610
         2,546,000  Citigroup Inc., 5.1250%, 2/14/11                                                                       2,566,437
         3,775,000  Citigroup, Inc. 5.2500%, 2/27/12                                                                       3,742,139
         3,914,000  Credit Suisse USA, Inc., 6.1250%, 11/15/11                                                             4,206,082
           910,000  Goldman Sachs Group, Inc., 3.6250%, 8/1/12                                                               926,065
         4,150,000  Goldman Sachs Group, Inc., 5.2500%, 10/15/13                                                           4,344,228
         1,995,000  Goldman Sachs Group, Inc., 6.0000%, 5/1/14                                                             2,161,758
           850,000  JPMorgan Chase & Co., 6.7500%, 2/1/11                                                                    908,756
         2,640,000  JPMorgan Chase & Co., 5.3750%, 10/1/12                                                                 2,814,346
         5,660,000  Morgan Stanley, 4.7500%, 4/1/14                                                                        5,491,790
                                                                                                                          39,214,405
Finance - Other Services - 0.3%
         2,649,000  CME Group, Inc., 5.7500%, 2/15/14                                                                      2,881,089

Food - Confectionery - 0.7%
         5,975,000  WM Wrigley Jr. Co., 4.3000%, 7/15/10 *                                                                 5,960,063

Food - Miscellaneous/Diversified - 1.7%
         4,740,000  Campbell Soup Co., 3.3750%, 8/15/14                                                                    4,817,120
         5,523,000  Del Monte Corp., 8.6250%, 12/15/12                                                                     5,633,460
           638,000  General Mills, Inc., 5.2500%, 8/15/13                                                                    691,067
         1,887,000  H.J. Heinz Finance Co., 6.6250%, 7/15/11                                                               2,008,451
           757,000  Kraft Foods, Inc., 1.4563%, 8/11/10 *                                                                    757,777
           509,000  Kraft Foods, Inc., 6.7500%, 2/19/14                                                                      571,952
                                                                                                                          14,479,827
Food - Retail - 0.6%
           355,000  Delhaize Group, 5.8750%, 2/1/14                                                                          371,556
         1,155,000  Kroger Co., 6.8000%, 4/1/11                                                                            1,232,920
         1,621,000  Safeway, Inc., 4.9500%, 8/16/10                                                                        1,662,038
         1,303,000  Safeway, Inc., 6.2500%, 3/15/14                                                                        1,427,646
                                                                                                                           4,694,160
Home Decoration Products - 0.1%
           665,000  Newell Rubbermaid, Inc., 4.0000%, 5/1/10                                                                 667,907

Hotels and Motels - 0.7%
         5,756,000  Marriott International Inc., 4.6250%, 6/15/12                                                          5,642,584

Life and Health Insurance - 0.2%
         1,530,000  Prudential Financial, Inc., 6.2000%, 1/15/15                                                           1,572,335

Medical - Biomedical and Genetic - 0.2%
         1,415,000  Genetech, Inc., 4.4000%, 7/15/10                                                                       1,454,050

Medical - Drugs - 0.4%
         3,000,000  Merck & Co, Inc., 1.8750%, 6/30/11                                                                     3,024,018

Medical - HMO - 0.6%
         2,035,000  UnitedHealth Group, Inc., 5.1250%, 11/15/10                                                            2,097,916
         2,831,000  UnitedHealth Group, Inc., 5.2500%, 3/15/11                                                             2,927,645
                                                                                                                           5,025,561
Medical - Wholesale Drug Distributors - 0.1%
           892,000  McKesson Corp., 6.5000%, 2/15/14                                                                         965,847

Medical Instruments - 0.8%
         4,251,000   Boston Scientific Corp. 6.0000%, 6/15/11                                                              4,314,765
         1,895,000   Beckman Coulter, Inc.  6.0000%, 6/1/15                                                                2,007,281
                                                                                                                           6,322,046
Medical Labs and Testing Services - 0.9%
         3,144,000  Roche Holdings, Inc., 4.5000%, 3/1/12 (144A)                                                           3,296,657
         3,774,000  Roche Holdings, Inc., 5.0000%, 3/1/14 (144A)                                                           4,014,449
                                                                                                                           7,311,106
Medical Products - 2.1%
         2,875,000  Carefusion Corp., 4.1250%, 8/1/12 (144A)                                                               2,917,219
         2,160,000  Carefusion Corp., 5.1250%, 8/1/14 (144A)                                                               2,218,616
         1,420,000  Covidien International Finance S.A., 5.4500%, 10/15/12                                                 1,518,535
           285,000  Hospira, Inc., 1.0775%, 3/30/10 *                                                                        283,554
         7,040,000  Hospira, Inc.  5.5500%, 3/30/12                                                                        7,330,492
         2,831,000  Hospira, Inc., 6.4000%, 5/15/15                                                                        3,086,053
                                                                                                                          17,354,469
Metal - Aluminum - 0.1%
         1,130,000  Rio Tinto Alcan, Inc., 6.4500%, 3/15/11                                                                1,175,412

Multimedia - 0.4%
         1,417,000  COX Enterprises, Inc., 7.8750%, 9/15/10 (144A)                                                         1,485,139
         1,887,000  News America Holdings Inc., 9.2500%, 2/1/13                                                            2,201,410
                                                                                                                           3,686,549
Non-Hazardous Waste Disposal - 1.0%
         1,887,000  Allied Waste North America, Inc., 6.5000%, 11/15/10                                                    1,953,045
         4,745,000  Allied Waste North America, Inc., 7.3750%, 4/15/14                                                     4,899,213
         1,887,000  Waste Management, Inc., 7.3750%, 8/1/10                                                                1,964,448
                                                                                                                           8,816,706
Office Automation and Equipment - 1.4%
         5,672,000  Xerox Corp., 1.3631%, 12/18/09                                                                         5,662,840
         3,250,000  Xerox Corp., 5.5000%, 5/15/12                                                                          3,420,625
         2,681,000  Xerox Corp., 8.2500%, 5/15/14                                                                          2,921,137
                                                                                                                          12,004,602
Oil Companies - Exploration and Production - 0.9%
         2,143,000  Anadarko Finance Co., 6.7500%, 5/1/11                                                                  2,272,986
           970,000  Anadarko Petroleum Corp., 5.7500%, 6/15/14                                                             1,019,752
         3,792,000  Forest Oil Corp., 8.0000%, 12/15/11                                                                    3,867,840
                                                                                                                           7,160,578
Oil Companies - Integrated - 0.3%
         2,359,000  ConocoPhillips, 4.7500%, 2/1/14                                                                        2,509,740

Oil Refining and Marketing - 0.9%
         5,663,000  Frontier Oil Corp., 6.6250%, 10/1/11                                                                   5,691,315
         1,896,000  Valero Energy Corp., 6.8750%, 4/15/12                                                                  2,039,660
                                                                                                                           7,730,975
Paper and Related Products - 0.5%
         4,456,000  Georgia-Pacific LLC, 8.1250%, 5/15/11                                                                  4,567,400

Pharmacy Services - 1.1%
         4,680,000  Express Scripts, Inc., 5.2500%, 6/15/12                                                                4,942,726
         3,885,000  Express Scripts, Inc., 6.2500%, 6/15/14                                                                4,238,733
                                                                                                                           9,181,459
Pipelines - 3.4%
         2,364,000  Consolidated Natural Gas Co., 6.2500%, 11/1/11                                                         2,554,189
         1,415,000  El Paso Corp., 7.0000%, 5/15/11                                                                        1,431,014
         1,602,000  Enterprise Products Operating LLC, 4.6250%, 10/15/09                                                   1,606,351
         3,055,000  Enterprise Products Operating LLC, 7.5000%, 2/1/11                                                     3,235,642
         2,215,000  Enterprise Products Operating LLC, 4.6000%, 8/1/12                                                     2,280,666
         6,727,000  Kinder Morgan Finance Co. ULC, 5.3500%, 1/5/11                                                         6,743,817
         1,415,000  Kinder Morgan Energy Partners L.P., 7.5000%, 11/1/10                                                   1,484,877
         1,130,000  Kinder Morgan Energy Partners L.P., 6.7500%, 3/15/11                                                   1,190,445
         1,113,000  Oneok, Inc., 7.1250%, 4/15/11                                                                          1,181,973
         1,315,000  Plains All American Pipeline, 4.2500%, 9/1/12                                                          1,339,662
         5,000,000  Williams Cos., Inc., 7.1250%, 9/1/11                                                                   5,248,709
                                                                                                                          28,297,345
Property and Casualty Insurance - 0.2%
         1,696,000  Chubb Corp., 5.2000%, 4/1/13                                                                           1,774,525

Property Trust - 0.6%
         5,445,000  Westfield Capital Corp., Ltd., 4.3750%, 11/15/10 (144A)                                                5,401,620

Reinsurance - 1.1%
         4,720,000  Berkshire Hathaway Finance Corp., 4.0000%, 4/15/12 (144A)                                              4,883,912
         3,116,000  Berkshire Hathaway Finance Corp., 4.6000%, 5/15/13                                                     3,250,072
         1,107,000  Berkshire Hathaway Finance Corp., 5.0000%, 8/15/13                                                     1,169,438
                                                                                                                           9,303,422
REIT - Health Care - 0.9%
         7,550,000  HCP, Inc.  5.9500%, 9/15/11                                                                            7,511,888
             5,000  Ventas Realty L.P./Ventas Capital Corp.  6.7500%, 6/1/10                                                   4,975
                                                                                                                           7,516,863
REIT - Regional Malls - 0.3%
         1,182,000  Simon Property Group L.P., 4.6000%, 6/15/10                                                            1,204,374
         1,383,000  Simon Property Group L.P., 4.8750%, 8/15/10                                                            1,416,787
                                                                                                                           2,621,161
Retail - Apparel and Shoe - 0.6%
         3,112,000  Limited Brands, Inc. 6.1250%, 12/1/12                                                                  3,036,415
         2,210,000  Nordstrom, Inc. 6.7500%, 6/1/14                                                                        2,377,589
                                                                                                                           5,414,004
Retail - Auto Parts - 0.5%
         4,065,000  AutoZone, Inc., 5.7500%, 1/15/15                                                                       4,198,194

Retail - Building Products - 0.2%
         1,794,000  Hewlett-Packard Co., 4.6250%, 8/15/10                                                                  1,850,163

Retail - Discount - 0.1%
         1,045,000  Wal-Mart Stores, Inc., 3.2000%, 5/15/14                                                                1,053,275

Retail - Drug Store - 0.3%
           565,000  CVS Caremark Corp., 4.0000%, 9/15/09                                                                     567,098
         2,359,000  CVS Caremark Corp., 0.9675%, 6/1/10 *                                                                  2,351,241
                                                                                                                           2,918,339
Retail - Office Supplies - 0.3%
         2,359,000  Staples, Inc., 7.7500%, 4/1/11                                                                         2,511,380

Retail - Regional Department Stores - 0.5%
         1,887,000  JC Penney Co., Inc., 8.0000%, 3/1/10                                                                   1,910,120
         1,887,000  JC Penney Corp Inc., 9.0000%, 8/1/12                                                                   1,981,938
                                                                                                                           3,892,058
Retail - Restaurants - 0.6%
         1,971,000  Darden Restaurants, Inc., 4.8750%, 8/15/10                                                             1,979,442
         3,146,000  Darden Restaurants Inc., 5.6250%, 10/15/12                                                             3,255,408
                                                                                                                           5,234,850
Rubber - Tires - 0.1%
           943,000  Goodyear Tire & Rubber Co., 5.0100%, 12/1/09 *                                                           939,464

Schools - 0.4%
         2,359,000  Cornell University, 4.3500%, 2/1/14                                                                    2,478,648
           640,000  Duke University, 4.2000%, 4/1/14                                                                         669,997
                                                                                                                           3,148,645
Steel - Producers - 0.7%
         5,660,000  ArcelorMittal, 5.3750%, 6/1/13                                                                         5,776,172

Super-Regional Banks - 0.5%
           944,000  Bank of America Corp., 4.3750%, 12/1/10                                                                  962,348
           944,000  PNC Funding Corp., 7.5000%, 11/1/09                                                                      955,703
         1,602,000  Wells Fargo & Co., 4.6250%, 8/9/10                                                                     1,644,907
           565,000  Wells Fargo Bank N.A., 6.4500%, 2/1/11                                                                   592,809
           378,000  Wells Fargo & Co., 5.3000%, 8/26/11                                                                      397,573
                                                                                                                           4,553,340
Telecommunication Services - 0.2%
         1,322,000  Verizon Communications, Inc., 7.2500%, 12/1/10                                                         1,410,647

Telephone - Integrated - 0.7%
         1,415,000  AT&T, Inc., 5.8750%, 8/15/12                                                                           1,542,694
         1,037,000  AT&T, Inc., 4.9500%, 1/15/13                                                                           1,095,411
         3,300,000  Qwest Communications International, Inc., 7.2500%, 2/15/11                                             3,283,500
                                                                                                                           5,921,605
Television - 0.5%
         2,830,000  CBS Corp., 6.6250%, 5/15/11                                                                            2,901,523
         1,415,000  CBS Corp., 8.2000%, 5/15/14                                                                            1,502,690
                                                                                                                           4,404,213
Tobacco - 0.2%
         1,509,000  Philip Morris International, Inc., 4.8750%, 5/16/13                                                    1,594,245

Transportation - Railroad - 0.6%
         2,205,000  Canadian Pacific Railway Co., 6.2500%, 10/15/11                                                        2,292,596
         2,644,000  Union Pacific Corp., 5.4500%, 1/31/13                                                                  2,770,568
                                                                                                                           5,063,164
Transportation - Services - 0.4%
           944,000  Fedex Corp., 7.3750%, 1/15/14                                                                          1,059,862
         2,364,000  United Parcel Service, Inc., 3.8750%, 4/1/14                                                           2,452,132
                                                                                                                           3,511,994
Wireless Equipment - 0.4%
         3,300,000  American Tower Corp., 7.1250%, 10/15/12                                                                3,349,500
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $432,595,235)                                                                                452,394,682
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 33.7%
         1,667,000  2.1250%, 1/31/10                                                                                       1,681,846
         4,982,000  4.7500%, 2/15/10                                                                                       5,098,768
         2,493,000  2.0000%, 2/28/10                                                                                       2,516,858
         1,805,000  2.1250%, 4/30/10                                                                                       1,828,620
         1,734,000  4.5000%, 5/15/10                                                                                       1,789,068
         6,355,000  2.6250%, 5/31/10                                                                                       6,469,689
         1,255,000  2.8750%, 6/30/10                                                                                       1,282,453
         1,350,000  2.7500%, 7/31/10                                                                                       1,379,900
         4,114,000  2.3750%, 8/31/10                                                                                       4,194,832
         1,237,000  4.5000%, 11/15/10                                                                                      1,296,966
         1,475,000  1.2500%, 11/30/10                                                                                      1,485,148
           560,000  4.5000%, 2/28/11                                                                                         591,806
        26,595,000  0.8750%, 3/31/11                                                                                      26,565,906
         5,059,000  4.8750%, 4/30/11                                                                                       5,397,715
       186,045,000  1.1250%, 6/30/11                                                                                     186,205,000
        16,950,000  1.0000%, 7/31/11                                                                                      16,907,625
         1,386,000  4.6250%, 8/31/11                                                                                       1,483,886
         2,830,000  1.7500%, 11/15/11                                                                                      2,859,857
         4,185,000  1.1250%, 1/15/12                                                                                       4,161,133
           357,000  1.8750%, 6/15/12                                                                                         360,152
         7,685,000  1.5000%, 7/15/12                                                                                       7,663,405
           377,000  2.2500%, 5/31/14                                                                                         372,845
         2,525,000  2.6250%, 6/30/14                                                                                       2,538,408
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $283,756,410)                                                                      284,131,886
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Backed Securities - 8.7%
                    Fannie Mae:
         8,390,000  3.0000%, 7/12/10                                                                                       8,578,103
         1,135,000  2.8750%, 10/12/10                                                                                      1,163,750
         8,206,000  2.7500%, 4/11/11                                                                                       8,446,820
         5,858,000  6.0000%, 5/15/11                                                                                       6,358,297
         5,925,000  3.3750%, 5/19/11                                                                                       6,172,067
         1,180,000  3.6250%, 8/15/11                                                                                       1,237,321
                                                                                                                          31,956,358
                    Federal Home Loan Bank:
         5,390,000  2.3750%, 4/30/10                                                                                       5,464,765
         6,175,000  2.7500%, 6/18/10                                                                                       6,292,381
         1,340,000  3.5000%, 7/16/10                                                                                       1,370,200
                                                                                                                          13,127,346
                    Freddie Mac:
         3,925,000  2.8750%, 6/28/10                                                                                       4,007,221
         1,135,000  2.8750%, 11/23/10                                                                                      1,165,318
         3,429,000  5.1250%, 4/18/11                                                                                       3,660,605
         1,180,000  3.8750%, 6/29/11                                                                                       1,239,938
        18,000,000  2.1250%, 3/23/12                                                                                      18,203,201
                                                                                                                          28,276,283
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (total cost $73,359,987)                                                                 73,359,987
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand Note - 0.1%
         1,142,425  California Infrastructure & Economic Development Bank
                     Series B, 3.7500%, due 4/1/24 (amortized cost $1,142,425)*                                            1,142,425
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.4%
        28,581,000  Janus Cash Liquidity Fund LLC, 0% (cost $28,581,000)                                                  28,581,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $820,197,280) - 100.0%                                                                     842,076,435
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                           $4,287,970              0.5%
Belgium                                                371,556              0.0%
Canada                                              21,681,129              2.6%
Cayman Islands                                       3,270,200              0.4%
Luxembourg                                          13,486,004              1.6%
Switzerland                                          4,282,924              0.5%
United Kingdom                                       5,557,294              0.7%
United States++                                    789,139,358             93.7%
--------------------------------------------------------------------------------
Total                                             $842,076,435            100.0%

++Includes Short-Term Securities (90.3% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC      Public Liability Company

REIT     Real Estate Investment Trust

*        Rate is subject to change.  Rate shown reflects current rate.

**       Security is illiquid.

# Schedule of Restricted and Illiquid Securities (as of July 31, 2009)

                                                                                                                  Value as a %
                                                       Acquisition        Acquisition                             of Investment
                                                           Date              Cost                  Value           Securities
--------------------------------------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund

BAE Systems PLC                                        6/1/09-6/4/09      $ 1,976,057           $ 2,037,144           0.2%
--------------------------------------------------------------------------------------------------------------------------------



The Fund has registration rights for certain restricted securities held as of July 31, 2009. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of July 31, 2009)
                                                                              Level 2 - Other
                                                                              Significant                Level 3 - Significant
                                                   Level 1 - Quoted Prices    Observable Inputs          Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Short-Term Bond Fund

Corporate Bonds                                                   $ -             $  813,495,435                    $   -

Money Market                                                        -                 28,581,000                        -
Total Investments in Securities                                   $ -             $  842,076,435                    $   -

Janus Smart Portfolio - Conservative

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds (1) - 100%
Equity Funds - 40.3%
           609,916  INTECH Risk-Managed Growth Fund - Class I Shares                                                    $  5,928,383
         1,006,513  INTECH Risk-Managed Value Fund - Class I Shares                                                        7,417,998
           286,420  Janus Contrarian Fund - Class I Shares                                                                 3,290,971
            75,417  Janus Global Real Estate Fund - Class I Shares                                                           491,722
           204,769  Janus Growth and Income Fund - Class J Shares                                                          5,235,949
           653,678  Janus International Equity Fund - Class I Shares                                                       5,955,002
           354,502  Janus Orion Fund - Class J Shares                                                                      2,967,184
            72,615  Janus Overseas Fund - Class I Shares                                                                   2,713,639
           138,175  Janus Research Fund - Class J Shares                                                                   2,950,039
           174,701  Perkins Large Cap Value Fund - Class I Shares                                                          1,946,171
                                                                                                                          38,897,058

Fixed-Income Funds - 59.7%
         4,603,187  Janus Flexible Bond Fund - Class I Shares                                                             46,814,411
           623,922  Janus High-Yield Fund - Class J Shares                                                                 4,960,182
         1,907,362  Janus Short-Term Bond Fund - Class J Shares                                                            5,779,305
                                                                                                                          57,553,898

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $95,826,232) - 100%                                                                        $96,450,956
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The Following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information

Valuation Inputs Summary
(as of July 31, 2009)

                                                              Level 2 - Other        Level 3 -
                                       Level 1 - Quoted       Significant            Significant
                                       Prices                 Observable Inputs      Unobservable Inputs
--------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Smart Portfolio - Conservative
Mutual Funds
Equity Funds                           $                 --   $         85,711,469   $                --
Fixed-Income Funds                                       --             10,739,487                    --
--------------------------------------------------------------------------------------------------------
Total Investments in Securities        $                 --   $         96,450,956   $                --

Janus Smart Portfolio - Growth

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100%
Equity Funds - 81.1%
         1,606,753  INTECH Risk-Managed Growth Fund - Class I Shares                                                    $ 15,617,635
         2,824,197  INTECH Risk-Managed Value Fund - Class I Shares                                                       20,814,331
           440,081  Janus Contrarian Fund - Class I Shares                                                                 5,056,532
           229,773  Janus Fund - Class I Shares                                                                            5,287,075
           414,456  Janus Global Real Estate Fund - Class I Shares                                                         2,702,252
           510,898  Janus Growth and Income Fund - Class J Shares                                                         13,063,655
         2,733,222  Janus International Equity Fund - Class I Shares                                                      24,899,654
           388,796  Janus Orion Fund - Class J Shares                                                                      3,254,219
           472,233  Janus Overseas Fund - Class I Shares                                                                  17,647,339
           534,973  Janus Research Fund - Class J Shares                                                                  11,421,677
           187,483  Janus Twenty Fund - Class J Shares                                                                    10,579,665
           560,049  Perkins Large Cap Value Fund - Class I Shares                                                          6,238,948
           197,667  Perkins Mid Cap Value Fund - Class J Shares                                                            3,488,823
           163,819  Perkins Small Cap Value Fund - Class I Shares                                                          2,991,335
                                                                                                                         143,063,140
Fixed-Income Funds - 18.9%
         2,723,032  Janus Flexible Bond Fund - Class I Shares                                                             27,693,238
           710,743  Janus High-Yield Fund - Class J Shares                                                                 5,650,403
                                                                                                                          33,343,641

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $192,763,562) - 100%                                                                      $176,406,781
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of July 31, 2009)

                                                       Level 2 - Other      Level 3 -
                                  Level 1 - Quoted     Significant          Significant
                                  Prices               Observable Inputs    Unobservable Inputs
-----------------------------------------------------------------------------------------------
Investments in Securities:
Janus Smart Portfolio - Growth
Mutual Funds
Equity Funds                      $               --   $      143,063,140   $                --
Fixed-Income Funds                                --           33,343,641                    --
-----------------------------------------------------------------------------------------------
Total Investments in Securities   $               --   $      176,406,781   $                --

Janus Smart Portfolio - Moderate

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds (1) - 100%
Equity Funds - 61.4%
         1,046,696  INTECH Risk-Managed Growth Fund - Class I Shares                                                   $  10,173,888
         1,936,525  INTECH Risk-Managed Value Fund - Class I Shares                                                       14,272,189
           237,741  Janus Global Real Estate Fund - Class I Shares                                                         1,550,068
           422,511  Janus Growth and Income Fund - Class J Shares                                                         10,803,605
         1,486,126  Janus International Equity Fund - Class I Shares                                                      13,538,605
           190,255  Janus Fund - Class I Shares                                                                      4,377,774
           525,562  Janus Orion Fund - Class J Shares                                                                      4,398,954
           342,469  Janus Overseas Fund - Class I Shares                                                                  12,798,064
           306,061  Janus Research Fund - Class J Shares                                                                   6,534,410
            62,780  Janus Twenty Fund - Class J Shares                                                                     3,542,655
           343,831  Perkins Large Cap Value Fund - Class I Shares                                                          3,830,280
           209,996  Perkins Small Cap Value Fund - Class I Shares                                                          3,834,523
                                                                                                                          89,655,015
Fixed-Income Funds - 38.6%
         4,459,503  Janus Flexible Bond Fund - Class I Shares                                                             45,353,146
           584,175  Janus High-Yield Fund - Class J Shares                                                                 4,644,188
         1,930,929  Janus Short-Term Bond Fund - Class J Shares                                                            5,850,716
                                                                                                                          55,848,050
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $149,980,034) - 100%                                                                       145,503,065
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The Following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information

Valuation Inputs Summary
(as of July 31, 2009)

                                                                       Level 2 - Other      Level 3 -
                                                  Level 1 - Quoted     Significant          Significant
                                                  Prices               Observable Inputs    Unobservable Inputs
---------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Smart Portfolio - Moderate
Mutual Funds
Equity Funds                                      $               --   $      135,008,161   $                --
Fixed -Income Funds                                               --           10,494,904                    --
---------------------------------------------------------------------------------------------------------------
Total Investment in Securities                    $               --   $      145,503,065   $                --
---------------------------------------------------------------------------------------------------------------

Janus Triton Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.1%
Advertising Sales - 0.8%
           109,183  Lamar Advertising Co. - Class A*                                                                   $  2,297,210
Aerospace and Defense - 2.0%
           148,660  TransDigm Group, Inc.*                                                                                5,692,191
Auction House - Art Dealer - 1.7%
           199,275  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                         4,782,600
Audio and Video Products - 2.0%
           212,979  DTS, Inc.*                                                                                            5,850,533
Commercial Banks - 0.6%
           398,751  CapitalSource, Inc.                                                                                   1,850,205
Commercial Services - 4.6%
           153,475  CoStar Group, Inc.*                                                                                   5,637,136
           163,355  Iron Mountain, Inc.*                                                                                  4,771,599
           162,967  Standard Parking Corp.*                                                                               2,752,513
                                                                                                                         13,161,248
Commercial Services - Finance - 4.8%
           244,025  Euronet Worldwide, Inc.*                                                                              5,134,285
           125,000  Interactive Data Corp                                                                                 2,843,750
            47,720  Morningstar, Inc.*                                                                                    2,113,519
           212,715  Riskmetrics Group, Inc.*                                                                              3,879,921
                                                                                                                         13,971,475
Computer Software - 0.7%
           149,470  Omniture, Inc.*                                                                                       2,044,750
Decision Support Software - 2.7%
           273,179  MSCI, Inc.*                                                                                           7,635,353
Diagnostic Kits - 1.0%
            56,670  Idexx Laboratories, Inc.*                                                                             2,823,299
Distribution/Wholesale - 3.4%
            80,305  Fastenal Co.                                                                                          2,856,449
           105,566  MWI Veterinary Supply, Inc.*                                                                          4,051,623
           116,030  Wesco International, Inc.*                                                                            2,864,781
                                                                                                                          9,772,853
Electronic Components - Semiconductors - 1.5%
         1,989,068  ARM Holdings PLC                                                                                      4,194,208
Electronic Connectors - 1.9%
           161,370  Amphenol Corp. - Class A                                                                              5,381,690
Electronic Measuring Instruments - 1.8%
           222,574  Trimble Navigation, Ltd.*                                                                             5,277,230
Enterprise Software/Services - 0.9%
            77,200  Concur Technologies, Inc.*                                                                            2,662,628
Filtration and Separations Products - 1.1%
            80,685  Donaldson Co., Inc.                                                                                   3,066,837
Finance - Other Services - 1.3%
           365,886  MarketAxess Holdings, Inc.*                                                                           3,827,168
Footwear and Related Apparel - 1.0%
           119,520  Wolverine World Wide, Inc.                                                                            2,880,432
Hazardous Waste Disposal - 1.0%
            55,690  Stericycle, Inc.*                                                                                     2,851,328
Human Resources - 1.0%
           190,080  Resources Connection, Inc.*                                                                           2,870,208
Internet Applications Software - 1.2%
           142,635  DealerTrack Holdings, Inc.*                                                                           2,828,452
             1,145  e-Seikatsu Co., Ltd.                                                                                    613,587
                                                                                                                          3,442,039
Investment Management and Advisory Services - 0.4%
            39,315  Eaton Vance Corp.                                                                                     1,125,195
Machinery - General Industrial - 3.3%
           108,790  Roper Industries, Inc.                                                                                5,202,338
           126,260  Wabtec Corp.                                                                                          4,248,649
                                                                                                                          9,450,987
Medical - Biomedical and Genetic - 2.6%
            33,700  Alexion Pharmaceuticals, Inc.                                                                         1,484,485
            90,760  Myriad Genetics, Inc.*                                                                                2,488,639
           409,300  PDL BioPharma, Inc.                                                                                   3,368,539
                                                                                                                          7,341,663
Medical - Drugs - 0.8%
           546,252  Achillion Pharmaceuticals, Inc.*                                                                      1,147,129
           339,940  Array BioPharma, Inc.*                                                                                1,291,772
                                                                                                                          2,438,901
Medical Information Systems - 1.4%
            75,495  Athenahealth, Inc.*                                                                                   2,788,786
            72,865  Medidata Solutions, Inc.*                                                                             1,344,359
                                                                                                                          4,133,145
Medical Instruments - 3.1%
           198,745  Conmed Corp.*                                                                                         3,493,937
            12,348  Intuitive Surgical, Inc.*                                                                             2,806,947
            42,685  Techne Corp.                                                                                          2,724,157
                                                                                                                          9,025,041
Medical Products - 2.4%
           326,723  TomoTherapy, Inc.*                                                                                    1,032,445
           163,620  Varian Medical Systems, Inc.*                                                                         5,770,877
                                                                                                                          6,803,322
Multimedia - 1.0%
            51,515  FactSet Research Systems, Inc.                                                                        2,920,901
Oil Companies - Exploration and Production - 0.6%
           184,913  SandRidge Energy, Inc.*                                                                               1,728,937
Oil Field Machinery and Equipment - 2.5%
           247,180  Dresser-Rand Group, Inc.*,**                                                                          7,195,410
Pipelines - 2.2%
           131,989  Kinder Morgan Management LLC*                                                                         6,200,843
Power Converters and Power Supply Equipment - 0.4%
            44,826  SunPower Corp. - Class B*                                                                             1,223,750
Printing - Commercial - 2.2%
           154,250  VistaPrint, Ltd.*,**                                                                                  6,362,813
Real Estate Management/Services - 1.5%
           115,165  Jones Lang LaSalle, Inc.                                                                              4,371,663
Real Estate Operating/Development - 0.6%
           169,300  Rodobens Negocios Imobiliarios S.A.                                                                   1,615,666
Recreational Vehicles - 1.0%
            73,510  Polaris Industries, Inc.                                                                              2,783,824
Retail - Apparel and Shoe - 2.7%
           198,290  American Eagle Outfitters, Inc.                                                                       2,853,393
           295,180  Bebe Stores, Inc.                                                                                     2,145,959
           118,775  Urban Outfitters, Inc.*                                                                               2,855,351
                                                                                                                          7,854,703
Retail - Catalog Shopping - 1.0%
            72,640  MSC Industrial Direct Co. - Class A                                                                   2,850,394
Retail - Petroleum Products - 2.0%
           131,163  World Fuel Services Corp.                                                                             5,752,809
Schools - 0.9%
            12,681  Strayer Education, Inc.                                                                               2,693,191
Semiconductor Components/Integrated Circuits - 1.9%
         1,295,407  Atmel Corp.                                                                                           5,401,847
Telecommunication Equipment - 1.0%
           107,670  CommScope, Inc.*                                                                                      2,756,352
Telecommunication Services - 1.3%
            58,695  Amdocs, Ltd. (U.S. Shares)*                                                                           1,403,984
           170,370  SAVVIS, Inc.*                                                                                         2,472,069
                                                                                                                          3,876,053
Theaters - 1.0%
           191,365  National CineMedia, Inc.                                                                              2,814,979
Therapeutics - 0.9%
           182,925  MannKind Corp.*                                                                                       1,465,229
            76,745  Theravance, Inc.*                                                                                     1,158,850
                                                                                                                          2,624,079
Transactional Software - 2.0%
           211,790  Solera Holdings, Inc.                                                                                 5,703,505
Transportation - Marine - 0.9%
           521,569  Horizon Lines, Inc. - Class A                                                                         2,613,061
Transportation - Services - 1.8%
           153,575  Expeditors International of Washington, Inc.                                                          5,210,800
Transportation - Truck - 2.9%
           123,200  Forward Air Corp.                                                                                     2,849,616
           116,600  Landstar System, Inc.                                                                                 4,276,888
            32,845  Old Dominion Freight Line, Inc.*                                                                      1,170,267
                                                                                                                          8,296,771
Water Treatment Systems - 0.8%
           132,325  Nalco Holding Co.                                                                                     2,340,829
Web Hosting/Design - 1.8%
            62,495  Equinix, Inc.*,**                                                                                     5,107,716
Wireless Equipment - 3.2%
           169,885  Crown Castle International Corp.*                                                                     4,882,495
           164,825  SBA Communications Corp. - Class A*,**                                                                4,300,284
                                                                                                                          9,182,779
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $235,846,966)                                                                                  256,137,414
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 11.6%
        33,355,212  Janus Cash Liquidity Fund LLC, 0% (cost $33,355,212)                                                 33,355,212

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $269,202,178) - 100.7%                                                                    289,492,626
-----------------------------------------------------------------------------------------------------------------------------------
Security Sold Short - (0.7)%
Retail - Restaurants - (0.7)%
            72,645  BJ's Restaurants, Inc.*                                                                              (1,168,132)
            21,720  Buffalo Wild Wings, Inc.*                                                                              (876,402)
-----------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $1,749,429)                                                                        (2,044,534)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $267,452,749) - 100%                                           $287,448,092

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                             $6,362,813              2.2%
Brazil                                               1,615,666              0.6%
Canada                                               4,782,600              1.7%
Guernsey                                             1,403,984              0.5%
Japan                                                  613,587              0.2%
United Kingdom                                       4,194,208              1.4%
United States++                                    270,519,768             93.4%
--------------------------------------------------------------------------------
Total                                             $289,492,626            100.0%

++ Includes Short-Term Securities (81.8% excluding Short-Term Securities)

              Summary of Investments by Country - (Short Positions)
                            July 31, 2009 (unaudited)

Country                                               Value      % of Securities
                                                                      Sold Short
--------------------------------------------------------------------------------
United States                                $   (2,044,534)            (100.0)%
--------------------------------------------------------------------------------
Total                                        $   (2,044,534)            (100.0)%

Notes to Schedule of Investment (unaudited)

PLC             Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of July 31, 2009)

                                                                 Level 2 - Other      Level 3 -
                                            Level 1 - Quoted     Significant          Significant
                                            Prices               Observable Inputs    Unobservable Inputs
---------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Triton Fund
Common Stock                                $      256,137,414    $               --   $               --
Money Market                                                --            33,355,212                   --
Investments in Securities Sold Short:
Janus Triton Fund                                   (2,044,534)                   --                   --
---------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Triton Fund                                                     $3,522,448

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.0%
Aerospace and Defense - 0.9%
        15,103,950  BAE Systems PLC                                                                                   $   77,445,804
Agricultural Chemicals - 3.7%
         2,598,075  Monsanto Co.                                                                                         218,238,300
           481,728  Syngenta A.G.                                                                                        111,209,628
                                                                                                                         329,447,928
Agricultural Operations - 1.6%
         2,098,810  Bunge, Ltd.                                                                                          146,853,736
Brewery - 5.3%
        12,087,797  Anheuser-Busch InBev N.V.                                                                            480,869,381
         2,849,864  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                   12,184
                                                                                                                         480,881,565
Cellular Telecommunications - 0.7%
         1,414,990  America Movil S.A.B. de C.V. - Series L (ADR)                                                         60,858,720
Chemicals - Diversified - 0.6%
         4,758,210  Israel Chemicals, Ltd.                                                                                54,271,361
Computers - 18.0%
         5,166,261  Apple, Inc.                                                                                          844,115,385
        10,261,880  Research In Motion, Ltd. (U.S. Shares)*                                                              779,902,880
                                                                                                                       1,624,018,265
Cosmetics and Toiletries - 1.0%
         1,203,885  Colgate-Palmolive Co.                                                                                 87,209,429
Diversified Minerals - 1.6%
         7,422,065  Cia Vale do Rio Doce (ADR)                                                                           146,437,343
Engineering - Research and Development Services - 4.6%
        22,762,362  ABB, Ltd.                                                                                            415,953,292
Enterprise Software/Services - 4.7%
        19,134,583  Oracle Corp.                                                                                         423,448,322
Entertainment Software - 0.9%
         3,832,235  Electronic Arts, Inc.*                                                                                82,278,085
Finance - Investment Bankers/Brokers - 5.5%
         1,349,710  Goldman Sachs Group, Inc.                                                                            220,407,643
         7,223,190  JPMorgan Chase & Co.                                                                                 279,176,294
                                                                                                                         499,583,937
Finance - Other Services - 1.9%
           615,555  CME Group, Inc.                                                                                      171,635,201
Medical - Biomedical and Genetic - 14.0%
        11,794,828  Celgene Corp.*                                                                                       671,833,402
        12,155,465  Gilead Sciences, Inc.*                                                                               594,766,903
                                                                                                                       1,266,600,305
Medical - Drugs - 1.5%
           858,563  Roche Holding A.G.                                                                                   135,431,441
Medical - HMO - 1.4%
         4,648,100  UnitedHealth Group, Inc.                                                                             130,425,686
Multi-Line Insurance - 1.7%
         3,036,635  ACE, Ltd. (U.S. Shares)                                                                              148,977,313
Multimedia - 1.4%
        12,361,680  News Corp. - Class A                                                                                 127,696,154
Networking Products - 5.2%
        21,480,110  Cisco Systems, Inc.*                                                                                 472,777,221
Oil Companies - Integrated - 1.8%
         3,821,930  Petroleo Brasileiro S.A. (ADR)                                                                       157,616,393
Optical Supplies - 2.3%
         1,654,390  Alcon, Inc. (U.S. Shares)                                                                            211,100,164
Retail - Drug Store - 6.0%
        16,084,520  CVS Caremark Corp.                                                                                   538,509,730
Retail - Regional Department Stores - 0.8%
         1,416,695  Kohl's Corp.*                                                                                         68,780,542
Soap and Cleaning Preparations - 1.0%
         1,863,590  Reckitt Benckiser Group PLC                                                                           89,517,560
Telecommunication Equipment - Fiber Optics - 1.1%
         6,008,190  Corning, Inc.                                                                                        102,139,230
Transportation - Services - 1.3%
         2,123,970  United Parcel Service, Inc. - Class B                                                                114,120,908
Web Portals/Internet Service Providers - 4.0%
           819,466  Google, Inc. - Class A*                                                                              363,064,411
Wireless Equipment - 1.5%
         4,624,320  Crown Castle International Corp.*                                                                    132,902,957
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,332,107,487)                                                                               8,659,983,003
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.0%
       362,787,198  Janus Cash Liquidity Fund LLC, 0% (cost $362,787,198)                                                362,787,198
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,694,894,685) - 100%                                                                  $9,022,770,201
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                     $      480,881,565              5.3%
Bermuda                                            146,853,736              1.6%
Brazil                                             304,053,736              3.4%
Canada                                             779,902,880              8.6%
Israel                                              54,271,361              0.6%
Mexico                                              60,858,720              0.7%
Switzerland                                      1,022,671,838             11.3%
United Kingdom                                     166,963,364              1.9%
United States++                                  6,006,313,001             66.6%
--------------------------------------------------------------------------------
Total                                       $    9,022,770,201            100.0%

++ Includes Short-Term Securities (62.6% excluding Short-Term Securities).

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of July 31, 2009)
                                                                              Level 2 - Other
                                                                              Significant                Level 3 - Significant
                                                   Level 1 - Quoted Prices    Observable Inputs          Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Twenty Fund
Common Stock
Cellular Telecommunications                              $             -           $ 60,858,720                   $        -
Diversified Minerals                                                   -            146,437,343                            -
Oil Companies - Integrated                                             -            157,616,393                            -
All Other                                                  8,295,070,547                      -                            -
Money Market                                                           -            362,787,198                            -
Total Investments in Securities                          $ 8,295,070,547           $727,699,654                   $        -

Janus Venture Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 101.0%
Advertising Agencies - 0.4%
           539,695  MDC Partners, Inc. - Class A (U.S. Shares)*                                                       $   3,680,720
Aerospace and Defense - 0.2%
            46,680  TransDigm Group, Inc.*                                                                                1,787,377
Applications Software - 0.7%
         1,581,188  inContact, Inc.*, @                                                                                   6,040,138
Auction House - Art Dealer - 0.9%
           323,650  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                         7,767,600
Audio and Video Products - 1.6%
           502,725  DTS, Inc.*                                                                                           13,809,856
Automotive - Truck Parts and Equipment - Replacement - 0.3%
           588,688  Motorcar Parts of America, Inc.*, @                                                                   2,472,490
Beverages - Non-Alcoholic - 0.1%
           355,070  Heckmann Corp.*                                                                                       1,278,252
Broadcast Services and Programming - 1.3%
           419,394  DG FastChannel, Inc.*                                                                                 8,803,080
             9,700  Genius Products, Inc.*, #, +, @                                                                          48,015
           748,777  Genius Products, Inc. - Private Placement*, #, +                                                      3,088,705
                                                                                                                         11,939,800
Casino Hotels - 0.5%
         1,451,136  Century Casinos, Inc.*, @                                                                             4,513,033
Casino Services - 0%
           458,338  PokerTek, Inc.*, @                                                                                      320,837
Commercial Services - 4.1%
           533,070  CoStar Group, Inc.*,**                                                                               19,579,660
           268,355  HMS Holdings Corp.*                                                                                  10,304,832
         2,346,939  Intermap Technologies Corp.*, @                                                                       4,075,001
           229,805  Providence Service Corp.*                                                                             2,424,443
                                                                                                                         36,383,936
Commercial Services - Finance - 2.5%
           645,080  Euronet Worldwide, Inc.*                                                                             13,572,483
           472,565  Riskmetrics Group, Inc.*                                                                              8,619,586
                                                                                                                         22,192,069
Computer Graphics - 0.7%
           817,532  Monotype Imaging Holdings, Inc.*                                                                      5,951,633
Computer Services - 1.4%
         3,140,420  LivePerson, Inc.*, @                                                                                 12,593,084
Computer Software - 1.3%
           853,050  Omniture, Inc.*,**                                                                                   11,669,724
Consulting Services - 2.0%
           243,264  Huron Consulting Group, Inc.*                                                                        10,788,758
         1,961,073  Information Services Group, Inc.*, @                                                                  6,844,145
                                                                                                                         17,632,903
Consumer Products - Miscellaneous - 2.7%
           983,640  Jarden Corp.*,**                                                                                     24,246,726
Decision Support Software - 1.0%
           311,425  MSCI, Inc.*                                                                                           8,704,329
Distribution/Wholesale - 0.9%
           210,556  MWI Veterinary Supply, Inc.*                                                                          8,081,139
Diversified Operations - 1.3%
           302,885  Barnes Group, Inc.                                                                                    4,261,592
           867,990  Digital Domain - Private Placement*, #, +                                                             7,291,116
                                                                                                                         11,552,708
Drug Delivery Systems - 0.8%
           904,930  I-Flow Corp.*                                                                                         6,886,517
E-Commerce/Services - 0.1%
           857,390  Kowabunga!, Inc.*                                                                                       257,217
         2,571,376  Workstream, Inc. (U.S. Shares)*, @                                                                      514,275
                                                                                                                            771,492
Electric Products - Miscellaneous - 1.6%
           353,780  Harbin Electric, Inc.*                                                                                5,596,800
           541,525  Harbin Electric - Private Placement*                                                                  8,566,926
                                                                                                                         14,163,726
Electronic Connectors - 0.9%
           232,565  Amphenol Corp. - Class A                                                                              7,756,043
E-Marketing/Information - 0.9%
           356,440  Constant Contact, Inc.*                                                                               8,059,108
Enterprise Software/Services - 5.2%
           238,375  Concur Technologies, Inc.*                                                                            8,221,554
           262,550  MedAssets, Inc.*                                                                                      4,904,434
           229,245  Salary.com, Inc.*                                                                                       641,886
         1,262,650  Ultimate Software Group, Inc.*,**, @                                                                 32,323,839
                                                                                                                         46,091,713
E-Services/Consulting - 1.7%
           804,165  GSI Commerce, Inc.*                                                                                  14,667,970
Finance - Investment Bankers/Brokers - 0.7%
           977,330  Broadpoint Gleacher Securities Group, Inc.*                                                           6,088,766
Finance - Other Services - 0%
            24,020  MarketAxess Holdings, Inc.*                                                                             251,249
Firearms and Ammunition - 2.4%
         1,512,505  Smith & Wesson Holding Corp.*                                                                         9,165,780
           988,405  Sturm Ruger & Co., Inc. @                                                                            12,335,295
                                                                                                                         21,501,075
Gambling - Non-Hotel - 0.6%
           907,650  Great Canadian Gaming Corp.*                                                                          5,031,263
Hotels and Motels - 1.4%
         1,901,500  Kingdom Hotel Investments (GDR)*                                                                      5,685,485
           445,760  Morgans Hotel Group Co.*                                                                              2,166,394
           500,850  Orient-Express Hotel, Ltd. - Class A*                                                                 4,432,522
                                                                                                                         12,284,401
Human Resources - 1.1%
           645,725  Resources Connection, Inc.*                                                                           9,750,448
Identification Systems and Devices - 0.8%
           864,775  L-1 Identity Solutions, Inc.*                                                                         6,805,779
Industrial Audio and Video Products - 1.1%
         1,063,200  Imax Corp.                                                                                            9,568,800
Internet Applications Software - 2.5%
           638,620  DealerTrack Holdings, Inc.*                                                                          12,663,835
           553,145  Vocus, Inc.*                                                                                          9,303,899
                                                                                                                         21,967,734
Internet Content - Information/News - 1.2%
         1,640,185  Health Grades, Inc.*, @                                                                               7,840,084
           416,620  TechTarget, Inc.*                                                                                     2,333,072
                                                                                                                         10,173,156
Investment Companies - 0.1%
           171,010  UTEK Corp.*                                                                                             855,050
Marine Services - 0.3%
         1,548,955  Odyssey Marine Exploration, Inc.*                                                                     2,912,035
Medical - Biomedical and Genetic - 2.0%
           359,330  Acorda Therapeutics, Inc.*                                                                            9,076,676
           323,085  Myriad Genetics, Inc.*                                                                                8,858,991
                                                                                                                         17,935,667
Medical - Nursing Homes - 0.4%
           454,000  Skilled Healthcare Group, Inc.*                                                                       3,750,040
Medical - Outpatient and Home Medical Care - 1.8%
         1,037,522  Hythiam, Inc.*                                                                                          290,506
           547,450  LHC Group, Inc.*                                                                                     16,067,658
                                                                                                                         16,358,164
Medical Information Systems - 1.8%
           200,460  Athenahealth, Inc.*                                                                                   7,404,992
           480,870  Medidata Solutions, Inc.*                                                                             8,872,052
                                                                                                                         16,277,044
Medical Instruments - 1.4%
           140,679  Conmed Corp.*                                                                                         2,473,137
           100,000  Genomic Health, Inc.*                                                                                 1,686,000
           135,825  Techne Corp.                                                                                          8,668,351
                                                                                                                         12,827,488
Medical Labs and Testing Services - 1.6%
           205,893  Bio-Reference Labs, Inc.*                                                                             6,600,930
           235,792  Genoptix, Inc.*                                                                                       7,382,647
                                                                                                                         13,983,577
Medical Products - 2.1%
           727,740  PSS World Medical, Inc.*                                                                             14,707,625
         1,096,843  TomoTherapy, Inc.*                                                                                    3,466,024
                                                                                                                         18,173,649
Motion Pictures and Services - 2.1%
            22,110  DreamWorks Animation SKG, Inc. - Class A*                                                               696,686
         3,007,545  Lions Gate Entertainment Corp. (U.S. Shares)*                                                        17,624,214
                                                                                                                         18,320,900
MRI and Medical Diagnostic Imaging Center - 0.2%
           659,020  RadNet, Inc.*                                                                                         1,937,519
Networking Products - 0.6%
           388,915  Switch & Data Facilities Co., Inc.*                                                                   5,402,029
Oil Field Machinery and Equipment - 1.2%
           363,625  Dresser-Rand Group, Inc.*                                                                            10,585,124
Pharmacy Services - 3.7%
           546,780  Catalyst Health Solutions, Inc.*                                                                     14,095,988
           632,570  SXC Health Solutions Corp. (U.S. Shares)*                                                            18,698,770
                                                                                                                         32,794,758
Physical Practice Management - 1.2%
           232,410  Mednax, Inc.*                                                                                        10,772,204
Physical Therapy and Rehabilitation Centers - 1.1%
           368,880  Psychiatric Solutions, Inc.*                                                                          9,967,138
Printing - Commercial - 2.8%
           599,718  VistaPrint, Ltd.*,**                                                                                 24,738,368
Real Estate Management/Services - 1.4%
         1,816,877  LPS Brasil Consultoria de Imoveis S.A.*                                                              12,078,745
Retail - Apparel and Shoe - 1.4%
         1,108,905  American Apparel, Inc.                                                                                4,258,195
         1,159,450  Bebe Stores, Inc.                                                                                     8,429,202
                                                                                                                         12,687,397
Retail - Petroleum Products - 2.6%
           515,130  World Fuel Services Corp.                                                                            22,593,602
Schools - 4.0%
           366,464  American Public Education, Inc.*                                                                     12,961,832
           989,950  Bridgepoint Education, Inc.*                                                                         17,977,491
           290,355  Corinthian Colleges, Inc.*                                                                            4,483,081
                                                                                                                         35,422,404
Semiconductor Components/Integrated Circuits - 1.1%
         2,413,220  Atmel Corp.                                                                                          10,063,127
Telecommunication Equipment - 3.0%
           687,236  Arris Group, Inc.*                                                                                    8,370,534
           728,645  CommScope, Inc.*,**                                                                                  18,653,312
                                                                                                                         27,023,846
Telecommunication Services - 0.8%
           515,205  SAVVIS, Inc.*                                                                                         7,475,625
Theaters - 1.6%
           961,147  National CineMedia, Inc.                                                                             14,138,472
Toys - 1.4%
           314,320  Marvel Entertainment, Inc.*                                                                          12,434,499
Transactional Software - 3.8%
           923,790  Solera Holdings, Inc.**                                                                              24,877,664
         1,030,350  Yucheng Technologies, Ltd. (U.S. Shares)*, @                                                          8,582,815
                                                                                                                         33,460,479
Transportation - Marine - 0.9%
         1,671,033  Horizon Lines, Inc. - Class A @                                                                       8,371,875
Transportation - Truck - 1.7%
           340,065  Forward Air Corp.                                                                                     7,865,704
           199,915  Old Dominion Freight Line, Inc.*                                                                      7,122,971
                                                                                                                         14,988,675
Water Treatment Systems - 1.0%
           492,690  Nalco Holding Co.                                                                                     8,715,686
Web Hosting/Design - 3.6%
           242,522  Equinix, Inc.*,**                                                                                    19,821,323
         3,704,519  NaviSite, Inc.*, @                                                                                    5,038,146
           957,080  NIC, Inc.*                                                                                            7,264,237
                                                                                                                         32,123,706
Wireless Equipment - 1.4%
           469,400  SBA Communications Corp. - Class A*                                                                  12,246,646
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $890,534,564)                                                                                  895,853,132
------------------------------------------------------------------------------------------------------------------------------------
Promissory Note - 0.2%
Broadcast Services and Programming - 0.2%
   $     2,000,000  Genius Products, Inc., 5.0000%, expires 12/31/10 # (cost $2,000,000)                                  2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Automotive - Truck Parts and Equipment - Replacement - 0%
            88,303  Motorcar Parts of America, Inc. - Private Placement - expires 5/17/12*, #, +                                185
Casino Services - 0%
           146,926  Pokertek, Inc. - expires 4/23/12*, #, +                                                                  54,246
Networking Products - 0%
             2,090  Lantronix, Inc. - Private Placement - expires 2/9/11*, #                                                      0
------------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $911,295)                                                                                               54,431

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $893,445,859) - 101.2%                                                                  $ 897,907,563
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (1.2)%
Apparel Manufacturers - (0.6)%
           150,000  Columbia Sportswear Co.                                                                              (5,311,500)
Medical Information Systems - (0.4)%
            50,000  Cerner Corp.*                                                                                        (3,254,000)
Retail - Discount - (0.2)%
            40,000  Canadian Tire Corp. - Class A                                                                        (2,008,542)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $8,144,693)                                                                       (10,574,042)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $885,301,166) - 100%                                          $ 887,333,521
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                            July 31, 2009 (unaudited)

                                                                 % of Investment
Country                                           Value               Securities
--------------------------------------------------------------------------------

Bermuda                                      $    29,170,890                3.2%
Brazil                                            12,078,745                1.3%
British Virgin Islands                             8,582,815                1.0%
Canada                                            66,960,642                7.5%
Cayman Islands                                     5,685,485                0.6%
United States                                    775,428,986               86.4%
--------------------------------------------------------------------------------
Total                                        $   897,907,563              100.0%

              Summary of Investments by Country- (Short Positions)
                            July 31, 2009 (unaudited)
                                                                 % of Securities
Country                                           Value               Sold Short
--------------------------------------------------------------------------------
Canada                                       $    (2,008,542)              19.0%
United States                                     (8,565,500)              81.0%
--------------------------------------------------------------------------------
Total                                        $   (10,574,042)             100.0%

                                                     Value
-------------------------------------------------------------------
Schedule of Written Options - Call
               Equinix, Inc.
               expires August 2009
               500 contracts
                exercise price $80.00
               (Premium received $25,000)               $(176,500)
------------------------------------------------------------------
Schedule of Written Options - Puts
               Equinix, Inc.
               expires August 2009
               500 contracts
                exercise price $55.00                    $ (1,000)

               Equinix, Inc.
               expires August 2009
               1,000 contracts
                exercise price $60.00                      (4,000)

               Polaris Industries, Inc.
               expires August 2009
               2,000 contracts
                exercise price $25.00                      (4,000)

               Urban Outfitters, Inc.
               expires August 2009
               2,000 contracts
                exercise price $16.00                      (2,000)

               World Fuel Services Corp.
               expires August 2009
               1,000 contracts
                exercise price $30.00                      (3,000)

               World Fuel Services Corp.
               expires August 2009
               1,000 contracts
                exercise price $35.00                     (19,000)
------------------------------------------------------------------
Total Written Options - Puts
        (Premiums received $465,000)                    $ (33,000)
------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

GDR               Global Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

# Schedule of Fair Valued Securities (as of July 31, 2009)

                                                                                               Value as a % of
                                                                                                 Investment
Janus Venture Fund                                                                Value          Securities
-----------------------------------------------------------------------------------------------------------------
Digital Domain - Private Placement                                             $  7,291,116              0.8%
Genius Products, Inc.                                                                48,015              0.0%
Genius Products, Inc., 5.0000%, expires 12/31/10                                  2,000,000              0.2%
Genius Products, Inc. - Private Placement                                         3,088,705              0.4%
Lantronix, Inc. - Private Placement - expires 2/9/11                                      0              0.0%
Motorcar Parts of America, Inc. - Private Placement - expires 5/17/12                   185              0.0%
Pokertek, Inc. - expires 4/23/12                                                     54,246              0.0%
-----------------------------------------------------------------------------------------------------------------
                                                                               $ 12,482,267              1.4%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

+ Schedule of Restricted and Illiquid Securities (as of July 31, 2009)

                                                                                                           Value as a %
                                                     Acquisition      Acquisition                         of Investment
                                                        Date             Cost             Value             Securities
-----------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Digital Domain - Private Placement#                    7/26/07         $  7,291,119      $  7,291,116          0.8%
Genius Products, Inc.#                           12/5/05 - 11/16/07       8,594,480            48,015          0.0%
Genius Products, Inc. - Private Placement#             5/1/09                37,439         3,088,705          0.4%
Motorcar Parts of America, Inc. - Private
Placement - expires 5/17/12#                           5/17/07              198,682               185          0.0%
Pokertek, Inc. - expires 4/23/12#                      4/23/07              712,613            54,246          0.0%
-----------------------------------------------------------------------------------------------------------------------------
                                                                      $  16,834,333      $ 10,482,267          1.2%
-----------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2009. The issuer incurs all registration costs.

@ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2009.

                                                    Purchases               Sales            Realized       Dividend       Value
                                               Shares        Cost     Shares      Cost      Gain/(Loss)      Income      at 7/31/09
------------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Century Casinos, Inc.*                              -     $     -          -  $         -  $           -     $     -     $4,513,033
Genius Products, Inc.* (1)                          -           -          -            -              -           -         48,015
Health Grades, Inc.*                                -           -          -            -              -           -      7,840,084
Horizon Lines, Inc. - Class A                  40,335     162,516          -            -              -     547,004      8,371,875
inContact, Inc.*(2)                                 -           -          -            -              -           -      6,040,138
Information Services Group, Inc.*                   -           -          -            -              -           -      6,844,145
Intermap Technologies Corp.*                        -           -          -            -              -           -      4,075,001
LivePerson, Inc.*                                   -           -          -            -              -           -     12,593,084
Motorcar Parts of America, Inc.*                    -           -          -            -              -           -      2,472,490
NaviSite, Inc.*                                     -           -          -            -              -           -      5,038,146
Pokertek, Inc.*                                     -           -     24,495      184,303      (166,073)           -        320,837
Progressive Gaming International Corp.*             -           -    681,705   13,547,452   (13,506,482)           -              -
Sturm Ruger and Company, Inc.                       -           -     63,635      895,114      (140,760)      90,475     12,335,295
Ultimate Software Group, Inc.*                      -           -    146,400      775,920      2,829,576           -     32,323,839
Workstream, Inc. (U.S. Shares)*             1,438,433(3)        -  3,406,504   14,928,550   (14,414,921)           -        514,275
Yucheng Technologies, Ltd. (U.S. Shares)*           -           -          -            -              -           -      8,582,815
------------------------------------------------------------------------------------------------------------------------------------
                                                         $162,516             $30,331,339  $(25,398,660)   $ 637,479   $111,913,072
------------------------------------------------------------------------------------------------------------------------------------

(1) Reverse stock split 1:500 on 4/3/09.

(2) On 1/2/09, UCN, Inc. changed its name to inContact, Inc.

(3) On 6/4/09, there was a corporate action increasing the share amount of Workstream, Inc. (U.S. Shares).

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of July 31, 2009)
                                                                                                Level 3 -
                                                                          Level 2 - Other       Significant
                                                       Level 1 -          Significant           Unobservable
                                                       Quoted Prices      Observable Inputs     Inputs
---------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Venture Fund

Common Stock
Broadcast Services and Programming                      $    8,803,080      $    3,136,720        $          -
Diversified Operations                                       4,261,592                   -           7,291,116
Hotels and Motels                                            6,598,916           5,685,485                   -
All Other                                                  860,076,223                   -                   -

Promissory Note                                                      -                   -           2,000,000

Warrants
Automotive - Truck Parts and Equipment - Replacement                 -                 185                   -
Casino Services                                                      -              54,246                   -
Networking Products                                                  -                   -                   -

Total Investments in Securities                            879,739,811           8,876,636           9,291,116

Investments in Securities Sold Short:
Janus Venture Fund                                        (10,574,042)                   -                   -

Other Financial Instruments(a):
Janus Venture Fund                                                   -           (209,500)                   -
---------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets
(as of the three-month period ended July 31, 2009)
                                                                          Change in
                              Balance as     Accrued                      Unrealized       Net            Transfers In   Balance as
                              of October     Discounts/    Realized       Appreciation/    Purchases/     and/or Out     of July 31,
                              31, 2008       Premiums      Gain/(Loss)    (Depreciation)   (Sales)        of Level 3     2009
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Venture Fund            $7,291,116     $      -      $      -       $          -     $ 2,000,000    $          -   $9,291,116
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of July 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Venture Fund                                                $ 53,483,910

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.8%
Aerospace and Defense - Equipment - 1.2%
           514,722  United Technologies Corp.                                                                         $   28,036,907
Agricultural Chemicals - 7.8%
           846,630  Monsanto Co.                                                                                          71,116,920
           742,363  Mosaic Co.                                                                                            38,714,230
           686,665  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                63,866,712
         1,758,000  Taiwan Fertilizer Co., Ltd.                                                                            5,574,486
                                                                                                                         179,272,348
Agricultural Operations - 2.2%
        43,768,415  Chaoda Modern Agriculture Holdings, Ltd.                                                              29,593,860
        20,534,000  China Green Holdings, Ltd.                                                                            21,514,888
                                                                                                                          51,108,748
Brewery - 0.7%
           403,445  Anheuser-Busch InBev N.V.                                                                             16,049,603
Building - Residential and Commercial - 0.4%
           269,239  Desarrolladora Homex S.A. (ADR)*                                                                       9,485,290
Cable Television - 0.5%
            14,162  Jupiter Telecommunications Co., Ltd.                                                                  11,900,211
Chemicals - Diversified - 1.8%
         1,786,617  Israel Chemicals, Ltd.                                                                                20,377,860
           381,570  K+S A.G.                                                                                              21,343,037
                                                                                                                          41,720,897
Chemicals - Specialty - 1.7%
        38,282,035  Huabao International Holdings, Ltd.                                                                   39,962,536
Commercial Services - 2.0%
         5,135,677  Aggreko PLC                                                                                           46,919,568
Commercial Services - Finance - 1.0%
         2,309,955  CIA Brasileira de Meios de Pagamento                                                                  22,168,236
Computers - 3.9%
           354,926  Apple, Inc.                                                                                           57,991,359
           427,318  Research In Motion, Ltd. (U.S. Shares)*                                                               32,476,168
                                                                                                                          90,467,527
Consulting Services - 1.2%
           561,442  Bereau Veritas S.A.                                                                                   26,603,506
Cosmetics and Toiletries - 1.9%
           583,685  Colgate-Palmolive Co.                                                                                 42,282,141
           152,326  Colgate Palmolive India, Ltd.                                                                          2,119,664
                                                                                                                          44,401,805
Distribution/Wholesale - 2.7%
         2,118,000  Li & Fung, Ltd.*                                                                                       6,244,845
        18,875,550  Li & Fung, Ltd.                                                                                       55,653,864
                                                                                                                          61,898,709
Diversified Operations - 1.2%
         3,308,935  China Merchants Holdings International Co., Ltd.                                                      10,930,442
           275,290  Danaher Corp.                                                                                         16,858,759
                                                                                                                          27,789,201
Electric - Distribution - 1.1%
         2,671,865  Equatorial Energia S.A.                                                                               24,423,814
Electric - Integrated - 1.3%
         2,285,500  Light S.A.*                                                                                           29,775,708
Electronic Connectors - 0.9%
           604,692  Amphenol Corp. - Class A                                                                              20,166,478
Enterprise Software/Services - 3.4%
         1,424,449  Autonomy Corp. PLC                                                                                    27,954,630
           951,027  Aveva Group PLC                                                                                       12,834,330
         1,002,290  Oracle Corp.                                                                                          22,180,678
           691,700  Temenos Group A.G.*                                                                                   13,857,311
                                                                                                                          76,826,949
Finance - Credit Card - 0%
            12,300  Redecard S.A.                                                                                            182,996
Finance - Investment Bankers/Brokers - 1.7%
           238,303  Goldman Sachs Group, Inc.                                                                             38,914,880
Finance - Mortgage Loan Banker - 1.8%
           770,952  Housing Development Finance Corp.                                                                     40,783,747
Finance - Other Services - 3.3%
         2,626,525  BM&F Bovespa S.A.                                                                                     16,982,571
           102,035  CME Group, Inc.                                                                                       28,450,419
         6,001,830  IG Group Holdings PLC                                                                                 30,173,047
                                                                                                                          75,606,037
Food - Dairy Products - 0.2%
           105,653  Nestle India, Ltd.                                                                                     4,859,840
Food - Retail - 0.4%
         1,574,188  Tesco PLC                                                                                              9,662,353
Food - Wholesale/Distribution - 0.4%
         4,618,625  Olam International, Ltd.                                                                               8,153,536
Gold Mining - 1.0%
           549,045  Newmont Mining Corp.                                                                                  22,703,011
Hotels and Motels - 0.5%
         6,888,000  Shangri-La Asia, Ltd.                                                                                 10,985,533
Human Resources - 1.6%
         3,263,730  Capita Group PLC                                                                                      36,386,013
Investment Companies - 1.1%
         5,694,728  Man Group PLC                                                                                         26,322,649
Medical - Biomedical and Genetic - 7.6%
           388,650  Alexion Pharmaceuticals, Inc.                                                                         17,120,033
         1,129,870  Celgene Corp.*                                                                                        64,357,396
           528,770  Genzyme Corp.*                                                                                        27,437,875
           861,563  Gilead Sciences, Inc.*                                                                                42,156,278
           658,195  Vertex Pharmaceuticals, Inc.*                                                                         23,701,602
                                                                                                                         174,773,184
Medical - Drugs - 4.4%
           429,220  Abbott Laboratories                                                                                   19,310,608
           641,879  Novartis A.G.                                                                                         29,407,938
           480,102  Novo Nordisk A/S                                                                                      28,261,297
           144,155  Roche Holding A.G.                                                                                    22,739,297
                                                                                                                          99,719,140
Medical - Generic Drugs - 1.0%
           414,640  Teva Pharmaceutical S.P. (ADR)                                                                        22,116,898
Medical Instruments - 1.1%
            26,970  Intuitive Surgical, Inc.*                                                                              6,130,820
           479,462  St. Jude Medical, Inc.*                                                                               18,080,512
                                                                                                                          24,211,332
Medical Products - 2.5%
           396,776  Baxter International, Inc.                                                                            22,366,263
           253,961  Cochlear, Ltd.                                                                                        11,814,411
           192,145  Johnson & Johnson                                                                                     11,699,709
           290,366  Stryker Corp.                                                                                         11,289,430
                                                                                                                          57,169,813
Oil - Field Services - 2.6%
         2,253,182  Petrofac, Ltd.                                                                                        28,243,333
           572,350  Schlumberger, Ltd. (U.S. Shares)                                                                      30,620,725
                                                                                                                          58,864,058
Oil and Gas Drilling - 0.8%
           215,850  Transocean, Ltd. (U.S. Shares)*                                                                       17,201,087
Oil Companies - Integrated - 1.0%
           126,165  Petroleo Brasileiro S.A. (ADR)                                                                         5,203,045
           543,760  Petroleo Brasileiro S.A. (U.S. Shares)                                                                18,324,712
                                                                                                                          23,527,757
Oil Field Machinery and Equipment - 2.2%
           807,865  Dresser-Rand Group, Inc.*                                                                             23,516,950
         3,018,135  Wellstream Holdings PLC                                                                               27,447,673
                                                                                                                          50,964,623
Optical Supplies - 1.0%
           175,336  Alcon, Inc. (U.S. Shares)                                                                             22,372,874
Pipelines - 0.8%
           374,582  Kinder Morgan Management LLC*                                                                         17,597,862
Printing - Commercial - 1.6%
           882,263  VistaPrint, Ltd.*                                                                                     36,393,349
Real Estate Management/Services - 0.9%
           202,750  Daito Trust Construction Co., Ltd.                                                                     9,986,418
           668,000  Mitsubishi Estate Co., Ltd.                                                                           11,134,510
                                                                                                                          21,120,928
Real Estate Operating/Development - 0.5%
         3,343,435  Hang Lung Properties, Ltd.                                                                            12,252,388
Reinsurance - 2.7%
            19,776  Berkshire Hathaway, Inc. - Class B                                                                    62,897,568
Retail - Apparel and Shoe - 4.2%
         9,996,100  Esprit Holdings, Ltd.                                                                                 72,231,748
           214,030  Inditex S.A.                                                                                          11,511,154
         4,684,000  Ports Design, Ltd.                                                                                    12,075,966
                                                                                                                          95,818,868
Retail - Restaurants - 0.2%
         4,948,000  Ajisen China Holdings, Ltd.                                                                            3,377,496
Schools - 2.9%
         1,177,700  Anhanguera Educacional Participacoes S.A.*                                                            11,681,026
         1,268,430  Estacio Participacoes S.A.                                                                            14,961,109
        13,951,000  Raffles Education Corp., Ltd.*                                                                         6,302,579
        75,337,550  Raffles Education Corp., Ltd.                                                                         34,034,895
                                                                                                                          66,979,609
Semiconductor Equipment - 0.4%
           323,400  ASML Holding N.V.                                                                                      8,466,258
Soap and Cleaning Preparations - 0.5%
           236,178  Reckitt Benckiser Group PLC                                                                           11,344,812
Telecommunication Services - 0.2%
           644,794  Bharti Tele-Ventures, Ltd.                                                                             5,515,854
Tobacco - 6.6%
           945,658  British American Tobacco PLC                                                                          29,345,992
         4,506,539  ITC Ltd.                                                                                              23,425,730
            18,662  Japan Tobacco, Inc.                                                                                   54,047,014
           835,618  Philip Morris International, Inc.                                                                     38,939,799
           163,700  Souza Cruz S.A.                                                                                        5,573,102
                                                                                                                         151,331,637
Transportation - Services - 1.0%
           666,890  Expeditors International of Washington, Inc.                                                          22,627,578
Transportation - Truck - 1.7%
         2,833,906  DSV A/S*                                                                                              39,059,924
Vitamins and Nutrition Products - 0.5%
           356,535  Herbalife, Ltd.                                                                                       12,268,369
Wireless Equipment - 2.0%
         1,204,790  Crown Castle International Corp.*                                                                     34,625,665
         1,168,878  Telefonaktiebolaget L.M. Ericsson - Class B                                                           11,473,092
                                                                                                                          46,098,757
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,948,443,768)                                                                               2,287,610,659
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.2%
         4,744,000  Janus Cash Liquidity Fund LLC, 0% (cost $4,744,000)                                                    4,744,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,953,187,768) - 100%                                                                  $2,292,354,659
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)
Country                                               Value      % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                   $    11,814,411                 0.5%
Belgium                                          16,049,603                 0.7%
Bermuda                                         255,062,729                11.1%
Brazil                                          149,276,319                 6.5%
Canada                                           96,342,880                 4.2%
Cayman Islands                                   45,239,725                 2.0%
Denmark                                          67,321,222                 2.9%
France                                           26,603,506                 1.2%
Germany                                          21,343,037                 0.9%
Hong Kong                                        23,182,829                 1.0%
India                                            76,704,834                 3.4%
Israel                                           42,494,757                 1.9%
Japan                                            87,068,154                 3.8%
Jersey                                           28,243,333                 1.2%
Mexico                                            9,485,290                 0.4%
Netherlands                                       8,466,258                 0.4%
Netherlands Antilles                             30,620,725                 1.3%
Singapore                                        48,491,010                 2.1%
Spain                                            11,511,155                 0.5%
Sweden                                           11,473,092                 0.5%
Switzerland                                     105,578,506                 4.6%
Taiwan                                            5,574,486                 0.3%
United Kingdom                                  258,391,068                11.3%
United States ++                                856,015,730                37.3%
--------------------------------------------------------------------------------
Total                                       $ 2,292,354,659               100.0%

++Includes Short-Term Securities (37.1% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

@ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2009.

                                          Purchases                      Sales                  Realized       Dividend   Value At
                                      Shares       Cost          Shares          Cost           Gain/Loss       Income     7/31/09
----------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund

Ryland Group, Inc.                      -        $   -          3,255,000   $ 116,379,456     $ (59,847,881)  $ 133,705      $ -

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of July 31, 2009)
                                                                               Level 2 - Other
                                                       Level 1 - Quoted        Significant           Level 3 - Significant
                                                       Prices                  Observable Inputs     Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------------
cInvestments in Securities:
Janus Worldwide Fund
Common Stock
Building - Residential and Commercial                     $            -          $  9,485,290            $          -
Medical - Generic                                                      -            22,116,898                       -
Oil Companies - Integrated                                             -            23,527,757                       -
All Other                                                  2,232,480,714                     -                       -

Money Market                                              $            -          $  4,744,000            $          -

Total Investments in Securities                           $2,232,480,714          $ 59,873,945            $          -
--------------------------------------------------------------------------------------------------------------------------

Perkins Mid Cap Value Fund (formerly named Janus Mid Cap Value Fund)

Schedule of Investments

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.0%
Aerospace and Defense - 0.7%
         1,653,800  Rockwell Collins, Inc.                                                                            $   69,790,360
Apparel Manufacturers - 0.6%
           882,400  VF Corp.                                                                                              57,082,456
Automotive - Truck Parts and Equipment - Original - 0.9%
           800,000  BorgWarner, Inc                                                                                       26,552,000
         2,253,600  Johnson Controls, Inc.                                                                                58,323,168
                                                                                                                          84,875,168
Beverages - Non-Alcoholic - 0.5%
           766,000  PepsiCo, Inc.                                                                                         43,470,500
Beverages - Wine and Spirits - 0.3%
           730,700  Brown-Forman Corp. - Class B                                                                          32,114,265
Brewery - 0.7%
         1,408,300  Molson Coors Brewing Co. - Class B                                                                    63,669,243
Building - Residential and Commercial - 1.0%
         2,500,000  KB Home                                                                                               41,725,000
         4,600,000  Pulte Homes, Inc.*                                                                                    52,302,000
                                                                                                                          94,027,000
Building Products - Cement and Aggregate - 0.2%
           435,700  Texas Industries, Inc.                                                                                19,824,350
Cable Television - 0.2%
         1,533,000  Comcast Corp. - Class A                                                                               22,780,380
Chemicals - Specialty - 1.9%
         3,000,000  Lubrizol Corp. **                                                                                    173,790,000
Coal - 0.6%
         3,400,000  Arch Coal, Inc.                                                                                       59,194,000
Commercial Banks - 2.6%
         3,050,000  BB&T Corp.                                                                                            69,784,000
         1,578,800  City National Corp.                                                                                   62,267,872
         1,596,400  HSBC Holdings PLC                                                                                     80,937,480
         9,283,300  Synovus Financial Corp.                                                                               32,584,383
                                                                                                                         245,573,735
Commercial Services - Finance - 0.5%
         1,206,423  Global Payments, Inc.                                                                                 51,031,693
Computer Aided Design - 0.3%
         1,465,100  Autodesk, Inc.                                                                                        31,953,831
Computer Services - 0.7%
         1,800,000  Perot Systems Corp. - Class A*                                                                        28,764,000
         1,814,900  SRA International, Inc.*                                                                              35,753,530
                                                                                                                          64,517,530
Computers - 0.8%
         1,655,500  Hewlett-Packard Co.                                                                                   71,683,150
Computers - Integrated Systems - 1.3%
         2,205,100  Diebold, Inc.                                                                                         61,125,372
         4,600,000  NCR Corp.                                                                                             59,524,000
                                                                                                                         120,649,372
Computers - Memory Devices - 0.8%
         5,225,100  EMC Corp.*                                                                                            78,690,006
Consumer Products - Miscellaneous - 0.6%
         1,013,500  Kimberly-Clark Corp.                                                                                  59,239,075
Containers - Metal and Glass - 0.7%
         1,268,100  Ball Corp.                                                                                            61,325,316
Containers - Paper and Plastic - 0.4%
         2,304,242  Temple-Inland, Inc.                                                                                   36,084,430
Cosmetics and Toiletries - 0.7%
         1,190,300  Procter & Gamble Co.                                                                                  66,073,553
Diagnostic Equipment - 0.4%
         1,000,000  Gen-Probe, Inc.*                                                                                      37,120,000
Disposable Medical Products - 0.4%
           527,700  C.R. Bard, Inc.                                                                                       38,822,889
Distribution/Wholesale - 0.5%
         1,438,800  Tech Data Corp.*                                                                                      50,257,284
Diversified Operations - 1.1%
         3,550,567  Tyco International, Ltd. (U.S. Shares)                                                               107,298,135
Electric - Integrated - 2.5%
         1,270,000  DPL, Inc.                                                                                             30,416,500
         1,041,900  Entergy Corp.                                                                                         83,695,827
           954,500  FirstEnergy Corp.                                                                                     39,325,400
         1,460,000  PPL Corp.                                                                                             49,333,400
         1,072,700  Public Service Enterprise Group, Inc.                                                                 34,809,115
                                                                                                                         237,580,242
Electric Products - Miscellaneous - 0.5%
         1,236,900  Emerson Electric Co.                                                                                  44,998,422
Electronic Components - Miscellaneous - 0.2%
         3,276,200  Vishay Intertechnology, Inc.*                                                                         23,293,782
Electronic Components - Semiconductors - 1.0%
         4,300,000  Intersil Corp. - Class A                                                                              61,791,000
         2,235,200  QLogic Corp.*                                                                                         29,169,360
                                                                                                                          90,960,360
Electronic Connectors - 0.7%
         2,400,000  Thomas & Betts Corp.*                                                                                 63,936,000
Electronic Measuring Instruments - 0.2%
           650,000  Agilent Technologies, Inc.*                                                                           15,093,000
Engineering - Research and Development Services - 1.8%
         1,427,400  Jacobs Engineering Group, Inc.*                                                                       58,494,852
         2,392,900  McDermott International, Inc. (U.S. Shares)*                                                          46,757,266
         1,224,700  URS Corp.*                                                                                            61,969,820
                                                                                                                         167,221,938
Entertainment Software - 0.5%
         2,226,000  Electronic Arts, Inc.*                                                                                47,792,220
Fiduciary Banks - 0.3%
           393,300  Northern Trust Corp.                                                                                  23,523,273
Finance - Investment Bankers/Brokers - 0.8%
         3,500,212  Raymond James Financial, Inc.                                                                         71,824,350
Food - Miscellaneous/Diversified - 2.5%
           950,000  General Mills, Inc.                                                                                   55,964,500
         1,573,100  Kellogg Co.                                                                                           74,722,250
         1,310,200  Kraft Foods, Inc. - Class A                                                                           37,131,068
         2,375,700  Unilever PLC (ADR)                                                                                    62,599,695
                                                                                                                         230,417,513
Food - Retail - 0.9%
         4,100,000  Kroger Co.                                                                                            87,658,000
Footwear and Related Apparel - 0.4%
         1,396,878  Wolverine World Wide, Inc.                                                                            33,664,760
Forestry - 0.7%
         1,750,000  Weyerhaeuser Co.                                                                                      61,320,000
Gold Mining - 1.1%
         2,680,000  Goldcorp, Inc. (U.S. Shares) **                                                                      101,009,200
Hotels and Motels - 0.5%
         1,100,000  Marriott International, Inc. - Class A                                                                23,694,000
           892,000  Starwood Hotels & Resorts Worldwide, Inc.                                                             21,060,120
                                                                                                                          44,754,120
Human Resources - 0.5%
           604,300  Manpower, Inc.                                                                                        28,976,185
           552,000  Robert Half International, Inc.                                                                       13,684,080
                                                                                                                          42,660,265
Industrial Gases - 0.6%
           721,400  Air Products & Chemicals, Inc.                                                                        53,816,440
Instruments - Scientific - 2.4%
         3,600,000  PerkinElmer, Inc.                                                                                     63,468,000
         2,500,000  Thermo Fisher Scientific, Inc.*                                                                      113,200,000
           850,000  Varian, Inc.*                                                                                         43,146,000
                                                                                                                         219,814,000
Insurance Brokers - 1.6%
         1,918,110  AON Corp.                                                                                             75,669,440
           345,048  Arthur J. Gallagher & Co.                                                                              7,901,599
         3,550,000  Brown & Brown, Inc.                                                                                   68,089,000
                                                                                                                         151,660,039
Internet Infrastructure Software - 0.4%
         2,200,000  Akamai Technologies, Inc.*                                                                            36,168,000
Internet Security - 0.6%
         3,601,000  Symantec Corp.*                                                                                       53,762,930
Investment Management and Advisory Services - 2.3%
         3,430,100  AllianceBernstein Holding L.P.                                                                        70,797,264
           284,981  Franklin Resources, Inc.                                                                              25,272,115
         5,995,588  INVESCO, Ltd.                                                                                        118,412,863
                                                                                                                         214,482,242
Life and Health Insurance - 0.8%
           350,000  AFLAC, Inc.                                                                                           13,251,000
         1,287,700  Lincoln National Corp.                                                                                27,286,363
         2,001,180  Protective Life Corp.                                                                                 29,917,641
                                                                                                                          70,455,004
Machinery - Farm - 0.8%
         1,700,000  Deere & Co.                                                                                           74,358,000
Machinery - General Industrial - 0.6%
         1,900,000  IDEX Corp.                                                                                            51,832,000
Medical - Biomedical and Genetic - 1.1%
         1,685,700  Charles River Laboratories International, Inc.*                                                       55,746,099
           963,061  Life Technologies Corp.*                                                                              43,848,167
                                                                                                                          99,594,266
Medical - Drugs - 0.8%
         1,475,000  Endo Pharmaceuticals Holdings, Inc.*                                                                  30,989,750
         1,615,200  Forest Laboratories, Inc.*                                                                            41,720,616
                                                                                                                          72,710,366
Medical - HMO - 0.3%
         2,200,000  Health Net, Inc.*                                                                                     29,766,000
Medical - Wholesale Drug Distributors - 1.0%
         1,791,500  Cardinal Health, Inc.                                                                                 59,656,950
           750,000  McKesson Corp.                                                                                        38,362,500
                                                                                                                          98,019,450
Medical Instruments - 0.7%
         1,700,000  St. Jude Medical, Inc.*                                                                               64,107,000
Medical Labs and Testing Services - 1.4%
           500,000  Covance, Inc.*                                                                                        27,575,000
         1,496,600  Laboratory Corp. of America Holdings*                                                                100,556,554
                                                                                                                         128,131,554
Medical Products - 2.5%
           712,400  Becton, Dickinson and Co.                                                                             46,412,860
         2,098,700  Covidien PLC                                                                                          79,351,847
           700,000  Hospira, Inc.*                                                                                        26,901,000
         1,700,000  Zimmer Holdings, Inc.*                                                                                79,220,000
                                                                                                                         231,885,707
Metal - Copper - 0.5%
           787,000  Freeport-McMoRan Copper & Gold, Inc. - Class B*                                                       47,456,100
Metal Processors and Fabricators - 0.3%
         1,000,000  Kaydon Corp.                                                                                          32,670,000
Multi-Line Insurance - 2.3%
         4,369,600  Allstate Corp.                                                                                       117,585,936
         9,099,000  Old Republic International Corp.                                                                      94,083,660
                                                                                                                         211,669,596
Multimedia - 1.0%
           929,100  McGraw-Hill Cos., Inc.                                                                                29,127,285
         2,627,700  Viacom, Inc. - Class B*                                                                               60,857,532
                                                                                                                          89,984,817
Networking Products - 0.7%
         1,380,800  Cisco Systems, Inc.*                                                                                  30,391,408
         1,619,415  Polycom, Inc.*                                                                                        38,461,106
                                                                                                                          68,852,514
Non-Hazardous Waste Disposal - 0.5%
         1,907,600  Republic Services, Inc.                                                                               50,742,160
Oil and Gas Drilling - 0.7%
           832,596  Transocean, Ltd. (U.S. Shares)*                                                                       66,349,575
Oil Companies - Exploration and Production - 6.6%
         1,421,800  Anadarko Petroleum Corp.                                                                              68,530,760
           701,800  Bill Barrett Corp.*                                                                                   22,169,862
           600,000  Cabot Oil & Gas Corp.                                                                                 21,078,000
         1,200,000  Devon Energy Corp.                                                                                    69,708,000
         1,128,500  EnCana Corp. (U.S. Shares)                                                                            60,544,025
         2,400,000  EQT Corp.                                                                                             92,112,000
         4,325,628  Forest Oil Corp.*                                                                                     72,886,832
         1,434,000  Noble Energy, Inc.                                                                                    87,646,080
         1,728,300  SandRidge Energy, Inc.*                                                                               16,159,605
         2,200,000  St. Mary Land & Exploration Co.                                                                       52,514,000
         1,232,500  Ultra Petroleum Corp. (U.S. Shares)*                                                                  54,377,900
                                                                                                                         617,727,064
Oil Companies - Integrated - 1.2%
         2,043,300  Hess Corp.                                                                                           112,790,160
Oil Field Machinery and Equipment - 0.4%
         1,050,000  National Oilwell Varco, Inc.*                                                                         37,737,000
Paper and Related Products - 0.4%
         1,000,000  Rayonier, Inc.                                                                                        38,990,000
Pipelines - 1.7%
         1,080,000  Kinder Morgan Energy Partners L.P.                                                                    57,326,400
         2,150,000  Plains All American Pipeline L.P.                                                                    103,974,000
                                                                                                                         161,300,400
Property and Casualty Insurance - 1.3%
         1,250,000  Chubb Corp.                                                                                           57,725,000
         1,800,000  Mercury General Corp.                                                                                 63,126,000
                                                                                                                         120,851,000
Reinsurance - 2.4%
            34,500  Berkshire Hathaway, Inc. - Class B                                                                   109,727,250
         1,424,800  Everest Re Group, Ltd.                                                                               114,297,456
                                                                                                                         224,024,706
REIT - Apartments - 1.3%
           800,000  Avalonbay Communities, Inc.                                                                           46,560,000
         1,567,833  BRE Properties, Inc. - Class A                                                                        37,204,677
         1,483,800  Equity Residential                                                                                    35,611,200
                                                                                                                         119,375,877
REIT - Diversified - 0.6%
         1,883,300  Potlatch Corp.                                                                                        55,689,181
REIT - Health Care - 0.2%
           400,000  Ventas, Inc.                                                                                          14,120,000
REIT - Mortgage - 0.5%
         2,905,100  Redwood Trust, Inc.                                                                                   47,207,875
REIT - Office Property - 0.3%
         1,050,900  Mack-Cali Realty Corp.                                                                                29,330,619
REIT - Storage - 0.7%
           925,300  Public Storage                                                                                        67,149,021
REIT - Warehouse/Industr - 0.5%
         2,214,900  AMB Property Corp.                                                                                    43,877,169
Retail - Apparel and Shoe - 0.8%
         1,249,200  Abercrombie & Fitch Co. - Class A                                                                     35,714,628
         1,824,200  American Eagle Outfitters, Inc.                                                                       26,250,238
           756,000  Men's Wearhouse, Inc.                                                                                 16,337,160
                                                                                                                          78,302,026
Retail - Automobile - 0.2%
           651,300  Copart, Inc.*                                                                                         22,997,403
Retail - Drug Store - 1.2%
         2,022,900  CVS Caremark Corp.                                                                                    67,726,692
         1,303,000  Walgreen Co.                                                                                          40,458,150
                                                                                                                         108,184,842
Savings/Loan/Thrifts - 2.0%
         2,100,000  NewAlliance Bancshares, Inc.                                                                          25,725,000
         6,700,000  People's United Financial, Inc.                                                                      108,875,000
         3,680,100  Washington Federal, Inc.                                                                              51,263,793
                                                                                                                         185,863,793
Schools - 0.7%
           901,100  Apollo Group, Inc. - Class A                                                                          62,211,944
Semiconductor Components/Integrated Circuits - 0.4%
         1,398,000  Analog Devices, Inc.                                                                                  38,263,260
Semiconductor Equipment - 0.8%
         5,292,000  Applied Materials, Inc.                                                                               73,029,600
Super-Regional Banks - 1.1%
         1,450,000  PNC Financial Services Group, Inc.                                                                    53,157,000
         2,366,600  SunTrust Banks, Inc.                                                                                  46,148,700
                                                                                                                          99,305,700
Telephone - Integrated - 0.5%
         1,512,300  CenturyTel, Inc.                                                                                      47,471,097
Tools - Hand Held - 1.1%
         2,302,480  Snap-On, Inc.                                                                                         82,037,362
           610,000  Stanley Works                                                                                         24,491,500
                                                                                                                         106,528,862
Toys - 0.7%
         3,500,000  Mattel, Inc.                                                                                          61,530,000
Transportation - Railroad - 1.8%
         3,460,900  Kansas City Southern*                                                                                 70,290,879
           900,000  Norfolk Southern Corp.                                                                                38,925,000
           952,500  Union Pacific Corp.                                                                                   54,787,800
                                                                                                                         164,003,679
Wireless Equipment - 0.5%
         3,367,100  Nokia OYJ                                                                                             44,917,114
X-Ray Equipment - 0.7%
         4,398,200  Hologic, Inc.*                                                                                        64,609,558
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $7,897,268,365)                                                                               8,294,321,876
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.3%
             7,316  iShares Russell Midcap Value Fund
                    expires August 2009
                    exercise price $27.82                                                                                    102,424
            17,254  iShares Russell Midcap Value Fund
                    expires September 2009
                    exercise price $28.38**                                                                                  966,224
            34,179  iShares Russell Midcap Value Fund
                    expires October 2009
                    exercise price $26.88**                                                                                1,948,203
            33,136  iShares Russell Midcap Value Fund
                    expires November 2009
                    exercise price $26.35**                                                                                2,385,792
            51,238  iShares Russell Midcap Value Fund
                    expires November 2009
                    exercise price $27.05                                                                                  3,945,326
            10,082  MidCap SPDR Trust 1
                    expires August 2009
                    exercise price $91.30                                                                                    100,820
             1,764  Russell Midcap Value Index
                    expires August 2009
                    exercise price $542.75                                                                                    27,942
            31,904  Russell Midcap Value Index
                    expires August 2009
                    exercise price $505.89                                                                                    31,949
             2,128  S&P Mid-Cap 400(R) Index
                    expires August 2009
                    exercise price $279.14**                                                                                   4,107
             2,128  S&P Mid-Cap 400(R) Index
                    expires August 2009
                    exercise price $465.24**                                                                                  48,029
             1,590  S&P Mid-Cap 400(R) Index
                    expires August 2009
                    exercise price $568.56**                                                                               2,163,974
               827  S&P Mid-Cap 400(R) Index
                    expires October 2009
                    exercise price $544.49**                                                                                 796,294
             1,263  S&P Mid-Cap 400(R) Index
                    expires November 2009
                    exercise price $384.08                                                                                   225,837
             1,263  S&P Mid-Cap 400(R) Index
                    expires November 2009
                    exercise price $548.68                                                                                 2,003,787
             1,131  S&P Mid-Cap 400(R) Index
                    expires December 2009
                    exercise price $431.20**                                                                                 488,592
             1,198  S&P Mid-Cap 400(R) Index
                    expires December 2009
                    exercise price $435.40**                                                                                 706,982
             1,131  S&P Mid-Cap 400(R) Index
                    expires December 2009
                    exercise price $616.00**                                                                               4,656,327
             1,198  S&P Mid-Cap 400(R) Index
                    expires December 2009
                    exercise price $622.00**                                                                               5,529,847
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (cost $119,868,144)                                                                        26,132,456
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement- 10.7%
$  650,000,000    Calyon, New York, 0.2000%
                  dated 7/31/09, maturing 8/3/09
                  to be repurchased at $650,010,833
                  collateralized by $625,997,600
                  in U.S. Government Agencies
                  1.3750% - 6.5000%, 2/15/10 - 8/15/17
                  with a value of $663,000,071                                                                           650,000,000
   350,016,000    ING Financial Markets LLC, 0.2000%
                  dated 7/31/09, maturing 8/3/09
                  to be repurchased at $350,021,833
                  collateralized by $424,629,399
                  in U.S. Government Agencies
                  0% - 6.000%, 1/1/14 - 1/1/39
                  with a value of $357,017,135                                                                           350,016,000

------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreement (cost $1,000,016,000)                                                                       1,000,016,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $9,017,152,509) - 100%                                                                  $9,320,470,332
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                           $232,710,319              2.5%
Canada                                             215,931,125              2.3%
Finland                                             44,917,114              0.5%
Ireland                                             79,351,847              0.9%
Panama                                              46,757,266              0.5%
Switzerland                                        173,647,710              1.9%
United Kingdom                                     143,537,175              1.5%
United States++                                  8,383,617,776             89.9%
--------------------------------------------------------------------------------
Total                                           $9,320,470,332            100.0%

++ Includes Short-Term Securities (79.2% excluding Short Term Securities)

Schedule of Written Options -

Puts                                                                             Value
-------------------------------------------------------------------------------------------
                      iShares Russell Midcap(R) Value Index
                      expires September 2009
                      8,627 contracts
                      exercise price $24.97                                   $    (120,778)

                      iShares Russell Midcap(R) Value Index
                      expires October 2009
                      28,390 contracts
                      exercise price $22.64                                        (425,850)

                      iShares Russell Midcap(R) Value Index
                      expires November 2009
                      16,568 contracts
                      exercise price $22.20                                        (414,200)

                      S&P Mid-Cap 400(R) Index
                      expires August 2009
                      795 contracts
                      exercise price $510.55                                       (419,323)

                      S&P Mid-Cap 400(R) Index
                      expires October 2009
                      827 contracts
                      exercise price $488.928                                      (317,833)

                      S&P Mid-Cap 400(R) Index
                      expires November 2009
                      2,526 contracts
                      exercise price $466.38                                     (1,355,275)

                      S&P Mid-Cap 400(R) Index
                      expires December 2009
                      2,396 contracts
                      exercise price $528.70                                     (4,232,369)

                      S&P Mid-Cap 400(R) Index
                      expires December 2009
                      2,262 contracts
                      exercise price $523.60                                     (3,302,520)

-------------------------------------------------------------------------------------------
   Total Written Options - Puts
   (Premiums received $21,447,459)                                            $ (10,588,148)
-------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

SPDR              Standard & Poor's Depositary Receipt

U.S. Shares       Shares of foreign companies trading on an American
                  Stock Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of July 31, 2009)

                                                                     Level 2 - Other     Level 3 -
                                               Level 1 - Quoted      Significant         Significant
                                               Prices                Observable Inputs   Unobservable Inputs
------------------------------------------------------------------------------------------------------------
Investments in Securities:
Perkins Mid Cap Value Fund(1)
Common Stock
Commercial Banks                               $      164,636,255    $       80,937,480   $               --

Food - Miscellaneous/Diversified                      167,817,818            62,599,695                   --

Wireless Equipment                                             --            44,917,114                   --
All Other                                           7,773,413,514                    --                   --

Purchased Options                                      26,132,456                    --                   --

Repurchase Agreement                                           --         1,000,016,000                   --
Total Investment in Securities                 $    8,132,000,043    $    1,188,470,289   $               --
Other Financial Instruments(a):
Written Options                                $      (10,588,148)   $               --   $               --
------------------------------------------------------------------------------------------------------------

(1) Formerly named Janus Mid Cap Value Fund.

(a)Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Perkins Mid Cap Value Fund                                       $    74,359,071
--------------------------------------------------------------------------------
(1) Formerly named Janus Mid Cap Value Fund.

Perkins Small Cap Value Fund (formerly named Janus Small Cap Value Fund)

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.1%
Apparel Manufacturers - 0.4%
           449,500  Volcom, Inc.*                                                                                     $    5,452,435
Applications Software - 0.8%
           444,000  Progress Software Corp.*                                                                              10,047,720
Building - Heavy Construction - 0.6%
           506,500  Sterling Construction Co., Inc.*                                                                       8,068,545
Chemicals - Specialty - 1.7%
           390,000  Lubrizol Corp.                                                                                        22,592,700
Circuit Boards - 0.6%
           840,000  TTM Technologies, Inc.*                                                                                8,290,800
Commercial Banks - 4.9%
           100,000  Bank of Hawaii Corp.                                                                                   3,837,000
           314,500  City National Corp.                                                                                   12,403,880
         2,595,000  F.N.B. Corp.                                                                                          20,137,200
         1,150,000  Glacier Bancorp, Inc.                                                                                 17,905,500
         2,541,000  Synovus Financial Corp.                                                                                8,918,910
                                                                                                                          63,202,490
Commercial Services - 0.6%
           725,000  ICT Group, Inc.*                                                                                       7,482,000
Commercial Services - Finance - 1.0%
           292,077  Global Payments, Inc.                                                                                 12,354,857
Computer Services - 1.4%
           469,500  Perot Systems Corp. - Class A*                                                                         7,502,610
           571,000  SRA International, Inc.*                                                                              11,248,700
                                                                                                                          18,751,310
Computers - Integrated Systems - 2.2%
           520,000  Diebold, Inc.                                                                                         14,414,400
           350,000  Jack Henry & Associates, Inc.                                                                          7,514,500
           495,000  NCR Corp.                                                                                              6,405,300
                                                                                                                          28,334,200
Consulting Services - 1.7%
           125,000  Advisory Board Co.*                                                                                    3,197,500
           281,000  CRA International, Inc.*                                                                               7,567,330
            89,500  MAXIMUS, Inc.                                                                                          3,814,490
           686,000  Navigant Consulting, Inc.*                                                                             8,163,400
                                                                                                                          22,742,720
Containers - Paper and Plastic - 1.6%
           530,000  Sonoco Products Co.                                                                                   14,034,400
           407,000  Temple-Inland, Inc.                                                                                    6,373,620
                                                                                                                          20,408,020
Data Processing and Management - 0.1%
           100,000  Fair Isaac Corp.                                                                                       1,919,000
Direct Marketing - 1.0%
         1,202,000  Harte-Hanks, Inc.                                                                                     13,005,640
Distribution/Wholesale - 1.2%
           210,000  Fossil, Inc.*                                                                                          5,531,400
           270,000  Tech Data Corp.*                                                                                       9,431,100
                                                                                                                          14,962,500
Electric Products - Miscellaneous - 0.4%
           210,000  Littelfuse, Inc.*                                                                                      4,914,000
Electronic Components - Miscellaneous - 0.2%
           300,000  Vishay Intertechnology, Inc.*                                                                          2,133,000
Electronic Components - Semiconductors - 2.3%
           757,000  Intersil Corp. - Class A                                                                              10,878,090
           725,000  Microsemi Corp.*                                                                                       9,896,250
           735,000  QLogic Corp.*                                                                                          9,591,750
                                                                                                                          30,366,090
Electronic Connectors - 0.9%
           420,000  Thomas & Betts Corp.*                                                                                 11,188,800
Enterprise Software/Services - 1.4%
         1,455,000  Omnicell, Inc.*                                                                                       18,158,400
Filtration and Separations Products - 0.4%
           124,000  Donaldson Co., Inc.                                                                                    4,713,240
Food - Baking - 0.9%
           500,000  Flowers Foods, Inc.                                                                                   11,815,000
Food - Retail - 0.9%
           510,000  Ruddick Corp.                                                                                         11,985,000
Footwear and Related Apparel - 1.4%
           506,700  Skechers U.S.A., Inc. - Class A*                                                                       7,007,661
           450,000  Wolverine World Wide, Inc.                                                                            10,845,000
                                                                                                                          17,852,661
Hospital Beds and Equipment - 1.2%
           914,000  Hill-Rom Holdings, Inc.                                                                               15,665,960
Human Resources - 0.4%
           675,000  MPS Group, Inc.*                                                                                       5,838,750
Industrial Automation and Robotics - 0.8%
           595,000  Cognex Corp.                                                                                           9,817,500
Instruments - Scientific - 1.8%
           700,000  PerkinElmer, Inc.                                                                                     12,341,000
           225,500  Varian, Inc.*                                                                                         11,446,380
                                                                                                                          23,787,380
Insurance Brokers - 1.1%
           754,785  Brown & Brown, Inc.                                                                                   14,476,776
Internet Infrastructure Software - 0.4%
           315,901  Akamai Technologies, Inc.*                                                                             5,193,412
Internet Telephony - 0.4%
           210,000  J2 Global Communications, Inc.                                                                         5,037,900
Investment Management and Advisory Services - 0.7%
           466,500  AllianceBernstein Holding L.P.                                                                         9,628,560
Lasers - Systems and Components - 0.2%
           235,048  Electro Scientific Industries, Inc.*                                                                   3,079,129
Life and Health Insurance - 0.6%
           500,000  Protective Life Corp.                                                                                  7,475,000
Machinery - General Industrial - 1.7%
           790,000  Albany International Corp. - Class A                                                                  10,854,600
           332,000  Wabtec Corp.                                                                                          11,171,800
                                                                                                                          22,026,400
Machinery - Pumps - 0.4%
           197,500  Graco, Inc.                                                                                            4,886,150
Medical - Biomedical and Genetic - 1.0%
           380,000  Charles River Laboratories International, Inc.*                                                       12,566,600
Medical - Generic Drugs - 0.7%
           345,000  Perrigo Co.                                                                                            9,363,300
Medical Imaging Systems - 0.6%
           574,270  Vital Images, Inc.*                                                                                    7,660,762
Medical Instruments - 0.6%
           650,000  Angiodynamics, Inc.*                                                                                   8,112,000
Medical Labs and Testing Services - 0.4%
           100,000  Covance, Inc.*                                                                                         5,515,000
Medical Laser Systems - 0.2%
           507,500  LCA-Vision, Inc.*                                                                                      2,913,050
Medical Products - 1.4%
           624,000  PSS World Medical, Inc.*                                                                              12,611,040
           156,000  West Pharmaceutical Services, Inc.                                                                     5,694,000
                                                                                                                          18,305,040
Medical Sterilization Products - 1.4%
           650,000  STERIS Corp.                                                                                          18,252,000
Metal Processors and Fabricators - 1.1%
           424,000  Kaydon Corp.                                                                                          13,852,080
Multi-Line Insurance - 2.2%
         2,741,000  Old Republic International Corp.                                                                      28,341,940
Networking Products - 0.6%
           311,000  Polycom, Inc.*                                                                                         7,386,250
Oil Companies - Exploration and Production - 3.8%
           175,000  Bill Barrett Corp.*                                                                                    5,528,250
           250,000  Cabot Oil & Gas Corp.                                                                                  8,782,500
           286,000  Comstock Resources, Inc.*                                                                             11,011,000
           915,000  Forest Oil Corp.*                                                                                     15,417,750
           385,000  St. Mary Land & Exploration Co.                                                                        9,189,950
                                                                                                                          49,929,450
Oil Field Machinery and Equipment - 0.4%
           122,500  Lufkin Industries, Inc.                                                                                5,561,500
Paper and Related Products - 1.6%
           588,500  Glatfelter                                                                                             6,090,975
           368,500  Rayonier, Inc.                                                                                        14,367,815
                                                                                                                          20,458,790
Patient Monitoring Equipment - 0.5%
           940,000  CardioNet Inc.*                                                                                        6,674,000
Pipelines - 3.5%
           252,100  Magellan Midstream Partners L.P.                                                                       9,731,060
           520,000  Spectra Energy Partners L.P.                                                                          11,648,000
           945,000  Western Gas Partners L.P.                                                                             16,036,650
           380,998  Williams Partners L.P.                                                                                 8,473,396
                                                                                                                          45,889,106
Property and Casualty Insurance - 3.9%
           255,000  Infinity Property & Casualty Corp.                                                                    10,592,700
           462,000  Navigators*                                                                                           22,781,220
           355,000  RLI Corp.                                                                                             17,611,550
                                                                                                                          50,985,470
Radio - 0.2%
           900,000  Entercom Communications Corp.*                                                                         2,475,000
Real Estate Operating/Development - 1.1%
           700,000  Government Properties Income Trust*                                                                   13,741,000
Reinsurance - 0.4%
           195,000  IPC Holdings, Ltd.                                                                                     5,643,300
REIT - Apartments - 0.9%
           495,000  BRE Properties, Inc. - Class A                                                                        11,746,350
REIT - Diversified - 1.1%
           500,000  Potlatch Corp.                                                                                        14,785,000
REIT - Hotels - 0.7%
         1,273,000  DiamondRock Hospitality Co.*                                                                           8,605,480
REIT - Mortgage - 1.0%
           811,000  Redwood Trust, Inc.                                                                                   13,178,750
REIT - Office Property - 1.2%
           287,000  Mack-Cali Realty Corp.                                                                                 8,010,170
           505,000  Parkway Properties, Inc.                                                                               7,155,850
                                                                                                                          15,166,020
Resorts and Theme Parks - 0.3%
           356,005  Cedar Fair L.P.                                                                                        4,186,619
Retail - Apparel and Shoe - 0.9%
           144,326  Abercrombie & Fitch Co. - Class A                                                                      4,126,280
           235,000  American Eagle Outfitters, Inc.                                                                        3,381,650
           180,000  Men's Wearhouse, Inc.                                                                                  3,889,800
                                                                                                                          11,397,730
Retail - Convenience Stores - 1.3%
           628,000  Casey's General Stores, Inc.                                                                          17,226,040
Retail - Leisure Products - 0.3%
           529,300  MarineMax, Inc.*                                                                                       3,562,189
Retail - Propane Distribution - 1.0%
           435,590  Inergy L.P.                                                                                           13,106,903
Savings/Loan/Thrifts - 5.7%
           322,000  Dime Community Bancshares                                                                              3,876,880
         1,500,000  First Niagara Financial Group, Inc.                                                                   19,725,000
         1,700,000  NewAlliance Bancshares, Inc.                                                                          20,825,000
           715,000  Provident Financial Services, Inc.                                                                     8,465,600
         1,535,000  Washington Federal, Inc.                                                                              21,382,550
                                                                                                                          74,275,030
Semiconductor Equipment - 0.6%
           571,500  Verigy, Ltd. (U.S. Shares)*                                                                            7,595,235
Telecommunication Services - 0.7%
           950,000  Premiere Global Services, Inc.*                                                                        9,110,500
Tools - Hand Held - 2.3%
           575,000  Snap-On, Inc.                                                                                         20,487,250
           228,010  Stanley Works                                                                                          9,154,602
                                                                                                                          29,641,852
Transactional Software - 0.4%
           478,000  Bottomline Tehcnologies, Inc.*                                                                         4,889,940
Transportation - Marine - 0.7%
           234,000  Kirby Corp.*                                                                                           8,660,340
Transportation - Railroad - 1.1%
           676,480  Kansas City Southern*                                                                                 13,739,309
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,024,526,878)                                                                               1,092,152,970
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 15.4%
    $  200,611,000  ING Financial Markets LLC, 0.2000%
                    dated 7/31/09, maturing 8/3/09
                    to be repurchased at $3,000,055
                    collateralized by $243,375,527
                    in U.S. Government Agencies
                    0% - 6.0000%, 1/1/14 - 1/1/39
                    with a value of $204,623,687
                    (cost $200,611,000)                                                                                  200,611,000
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.5%
         6,824,950  Janus Cash Liquidity Fund LLC, 0% (cost $6,824,950)                                                    6,824,950
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,231,962,828) - 100%                                                                  $1,299,588,920
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2009 (unaudited)
Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                        $     5,643,300              0.4%
Singapore                                      $     7,595,235              0.6%
United States ++                               $ 1,286,350,385             99.0%
--------------------------------------------------------------------------------

Total                                          $ 1,299,588,920            100.0%

++ Includes Short-Term Securities (83.1% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2009.

--------------------------------------------------------------------------------------------------------------------------------
                                           Purchases                     Sales             Realized     Dividend        Value
                                       Shares         Cost       Shares          Cost     Gain/(Loss)    Income      at 7/31/09
--------------------------------------------------------------------------------------------------------------------------------
Perkins Small Cap Value Fund(1)
--------------------------------------------------------------------------------------------------------------------------------
ICT Group, Inc.*                       98,100     $383,781      213,100   $ 2,946,631    $  1,368,282         $ -    $ 7,482,000
--------------------------------------------------------------------------------------------------------------------------------
IPC Holdings, Ltd.                    377,000    9,778,269      342,000     9,106,809         317,205     200,200      5,643,300
--------------------------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc.                        7,500       21,715      580,000     9,155,920      (5,268,434)          -      2,913,050
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                         $ (3,582,947)   $200,200   $ 16,038,350
--------------------------------------------------------------------------------------------------------------------------------
(1) Formerly named Janus Small Cap Value Fund.

The following is a summary of the inputs that were used to value the Fund's investments in securities as of July 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of July 31, 2009)
                                                                                              Level 3 -
                                                                      Level 2 - Other         Significant
                                                 Level 1 - Quoted     Significant             Unobservable
                                                 Prices               Observable Inputs       Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Perkins Small Cap Value Fund(1)
Common Stock
All Other                                        $ 1,092,152,970                    $  -                   $  -

Money Market                                                   -               6,824,950                      -

Repurchase Agreements                                          -             200,611,000                      -

Total Investments in Securities                  $ 1,092,152,970           $ 207,435,950                    $ -
--------------------------------------------------------------------------------------------------------------------
(1) Formerly named Janus Small Cap Value Fund.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for INTECH Risk-Managed
Core Fund (formerly named INTECH Risk-Managed Stock Fund), Janus Balanced Fund, Janus Contrarian Fund, Janus Enterprise Fund, Janus Flexible Bond Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus Government Money Market Fund, Janus Growth and Income Fund, Janus High-Yield Fund, Janus Money Market Fund, Janus Orion Fund, Janus Overseas Fund, Janus Research Core Fund (formerly named Janus Fundamental Equity Fund), Janus Research Fund, Janus Short-Term Bond Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Janus Worldwide Fund, Perkins Mid Cap Value Fund (formerly named Janus
Mid Cap Value Fund) and Perkins Small Cap Value Fund (formerly named Janus
Small Cap Value Fund), (collectively the "Funds" and individually a "Fund") and Janus Smart Portfolio - Conservative, Janus Smart Portfolio
- Growth, Janus Smart Portfolio - Moderate, (collectively the "Portfolios" and individually a "Portfolio"). The Funds and Portfolios are part of Janus Investment Fund (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust offers thirty-eight funds which include multiple series of shares, with differing investment objectives and policies. Each Fund in this report is classified as diversified, as defined in the 1940 Act except for Janus Contrarian Fund, Janus Global Opportunities Fund, Janus Orion Fund and Janus Twenty Fund, which are classified as non-diversified.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; and (iii) a nonsignificant event such as a market closing early or not opening, security trading halts, or pricing of non-valued securities and restricted or non-public securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds' Trustees.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Equity-Linked Structured Notes

The Funds, except Janus Money Market Fund and Janus Government Money Market Fund (the "Money Market Funds") and INTECH Risk-Managed Core Fund, may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Funds, except the Money Market Funds and INTECH Risk-Managed Core Fund, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to foreign currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contract. Such collateral is in the possession of the Funds' custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds, except the Money Market Funds, may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds' custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds, except the Money Market Funds, may purchase or write covered and uncovered put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use option contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Funds, except INTECH Risk-Managed Core Fund, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in Long-Term Equity Anticipation Securities, which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded over-the-counter expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds' exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the nine-month period ended July 31, 2009 is indicated in the tables below:

                                                   Number of        Premiums
Call Options                                       Contracts        Received
--------------------------------------------------------------------------------
Janus Contrarian Fund
Options outstanding at October 31, 2008                66,132     $  27,837,180
Options written                                       491,388       219,101,176
Options closed                                       (276,633)     (189,249,960)
Options expired                                      (234,665)      (45,859,928)
Options exercised                                     (11,720)       (3,919,340)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2009                   34,502     $   7,909,128
--------------------------------------------------------------------------------

                                                   Number of        Premiums
Put Options                                        Contracts        Received
--------------------------------------------------------------------------------
Janus Contrarian Fund
Options outstanding at October 31, 2008                52,806     $  59,356,290
Options written                                       399,282       103,326,763
Options closed                                       (163,879)     (106,280,478)
Options expired                                      (165,666)      (24,542,336)
Options exercised                                     (63,667)      (11,106,773)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2009                   58,876     $  20,753,465
--------------------------------------------------------------------------------

                                                   Number of         Premiums
Call Options                                       Contracts         Received
--------------------------------------------------------------------------------
Janus Fund
Options outstanding at October 31, 2008               225,221      $ 28,187,292
Options written                                        15,995         2,863,193
Options closed                                         (8,035)       (2,394,591)
Options expired                                      (233,181)      (28,655,894)
Options exercised                                          --                --
--------------------------------------------------------------------------------
Options outstanding at July 31, 2009                       --      $         --
--------------------------------------------------------------------------------

                                                   Number of         Premiums
Put Options                                        Contracts         Received
--------------------------------------------------------------------------------
Janus Fund
Options outstanding at October 31, 2008               171,298      $ 15,408,530
Options written                                        69,339        18,354,833
Options closed                                       (147,694)      (25,332,225)
Options expired                                        (2,529)       (1,141,793)
Options exercised                                     (90,414)       (7,289,345)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2009                       --      $         --
--------------------------------------------------------------------------------

                                                       Number of       Premiums
Call Options                                           Contracts       Received
--------------------------------------------------------------------------------
Janus Global Research Fund
Options outstanding at October 31, 2008                       --       $     --
Options written                                              479         34,706
Options closed                                              (402)       (29,148)
Options expired                                               --             --
Options exercised                                            (77)        (5,558)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2009                          --       $     --
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Call Options                                        Contracts        Received
--------------------------------------------------------------------------------
Janus Global Technology Fund
Options outstanding at October 31, 2008                    984      $   783,985
Options written                                         33,987        4,195,168
Options closed                                         (23,687)      (2,941,486)
Options expired                                         (9,319)      (1,815,805)
Options exercised                                         (201)         (61,338)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2009                     1,764      $   160,524
--------------------------------------------------------------------------------

                                                      Number of       Premiums
Put Options                                           Contracts       Received
--------------------------------------------------------------------------------
Janus Global Technology Fund
Options outstanding at October 31, 2008                      --       $      --
Options written                                          14,055         755,321
Options closed                                          (14,055)       (755,321)
Options expired                                              --              --
Options exercised                                            --              --
--------------------------------------------------------------------------------
Options outstanding at July 31, 2009                         --       $      --
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Call Options                                        Contracts        Received
--------------------------------------------------------------------------------
Janus Orion Fund
Options outstanding at October 31, 2008                95,579      $ 23,116,816
Options written                                       698,949        65,988,950
Options closed                                       (546,143)      (64,448,652)
Options expired                                      (189,359)      (16,718,946)
Options exercised                                      (5,633)       (1,347,930)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2009                   53,393      $  6,590,238
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Put Options                                         Contracts        Received
--------------------------------------------------------------------------------
Janus Orion Fund
Options outstanding at October 31, 2008                 124,651    $ 23,342,981
Options written                                         131,557      17,576,346
Options closed                                         (143,614)    (30,371,875)
Options expired                                         (41,275)     (5,300,210)
Options exercised                                       (12,771)     (1,300,742)
Option contracts/premiums acquired pursuant
to merger                                                    75          13,398
--------------------------------------------------------------------------------
Options outstanding at July 31, 2009                     58,623    $  3,959,898
--------------------------------------------------------------------------------

                                                       Number of      Premiums
Call Options                                           Contracts      Received
--------------------------------------------------------------------------------
Janus Research Core Fund(1)
Options outstanding at October 31, 2008                       --       $     --
Options written                                              230         24,610
Options closed                                                --             --
Options expired                                               --             --
Options exercised                                           (230)       (24,610)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2009                          --       $     --
--------------------------------------------------------------------------------
(1) Formerly named Janus Fundamental Equity Fund.

                                                      Number of       Premiums
Call Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Research Fund
Options outstanding at October 31, 2008                      --       $      --
Options written                                           9,608         705,748
Options closed                                               --              --
Options expired                                          (8,089)       (596,107)
Options exercised                                        (1,519)       (109,641)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2009                         --       $      --
--------------------------------------------------------------------------------

                                                      Number of       Premiums
Call Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Twenty Fund
Options outstanding at October 31, 2008                      --       $      --
Options written                                          21,655         830,898
Options closed                                               --              --
Options expired                                         (21,655)       (830,898)
Options exercised                                            --              --
--------------------------------------------------------------------------------
Options outstanding at July 31, 2009                         --       $      --
--------------------------------------------------------------------------------

                                                     Number of        Premiums
Call Options                                         Contracts        Received
--------------------------------------------------------------------------------
Janus Venture Fund
Options outstanding at October 31, 2008                  1,000      $   250,000
Options written                                         31,170        3,212,964
Options closed                                          (1,000)        (117,999)
Options expired                                        (23,500)      (2,650,914)
Options exercised                                       (7,170)        (669,051)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2009                       500      $    25,000
--------------------------------------------------------------------------------

                                                     Number of        Premiums
Put Options                                          Contracts        Received
--------------------------------------------------------------------------------
Janus Venture Fund
Options outstanding at October 31, 2008                  3,000      $   731,250
Options written                                         68,122        5,972,280
Options closed                                         (28,589)      (3,297,720)
Options expired                                        (30,283)      (2,555,060)
Options exercised                                       (4,750)        (385,750)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2009                     7,500      $   465,000
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Put Options                                         Contracts        Received
--------------------------------------------------------------------------------
Perkins Mid Cap Value Fund(1)
Options outstanding at October 31, 2008                96,780      $ 46,264,827
Options written                                       241,399        89,365,882
Options closed                                       (182,425)      (73,030,765)
Options expired                                          (346)      (11,629,845)
Options exercised                                     (38,373)       (8,754,492)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2009                  117,035      $ 42,215,607
--------------------------------------------------------------------------------

(1) Formerly named Janus Mid Cap Value Fund.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds, except the Money Market Funds and INTECH Risk-Managed Core Fund, may utilize swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices or interest rates. The Funds are subject to market risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund's total return.

Various types of swaps such as credit default (funded and unfunded), equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third-party credit risk from one party to the other. The Funds are subject to credit risk in the normal course of pursuing their investment objectives through their investments in credit default swap contracts. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. With a credit default swap, one party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. The Funds' maximum risk of loss from counterparty risk, either as protection sellers or as protection buyers, is the fair value of the contract. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds' exposure to the counterparty.

Funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps are based on an index of credit default swaps ("CDXs") or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets. A fund investing in CDXs is normally only permitted to take long positions in these instruments.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds' maximum risk of loss for equity swaps, interest rate swaps and total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds' exposure to the counterparty.

Additional Investment Risk

The Funds, particularly Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. INTECH Risk-Managed Core Fund does not intend to invest in high-yield/high-risk bonds.

Unforeseen events in the equity and fixed-income markets may at times result in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on the Funds such as a decline in the value and liquidity of many securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Such unforeseen events may make it unusually difficult to identify both investment risks and opportunities and could limit or preclude each Fund's ability to achieve its investment objective. The market's behavior may at times be unpredictable. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Bank Loans

Janus Balanced Fund, Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund may invest no more than 20% of each Fund's net assets in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Funds generally invest are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

--------------------------------------------------------------------------------
Fund                                   Average Monthly
                                         Borrowings              Rates
--------------------------------------------------------------------------------
Janus Balanced Fund                        $  910,216                        0%
--------------------------------------------------------------------------------
Janus High-Yield Fund                       6,487,394         0.3099% - 6.5625%
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                  1,211,081         0.5050% - 8.0000%
--------------------------------------------------------------------------------

Borrowing

An underlying fund of the Smart Portfolios, Janus Long/Short Fund, may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, Janus Long/Short Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Janus Long/Short Fund may also borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows Janus
Long/Short Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations. The use of borrowing by Janus Long/Short Fund involves special risk considerations that may not be associated with other funds that may only borrow for temporary or emergency purposes. Because substantially all of Janus Long/Short Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of Janus Long/Short Fund's agreement with its lender, the NAV per share of Janus Long/Short Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if Janus Long/Short Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, Janus Long/Short Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that Janus Long/Short Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of Janus Long/Short Fund compared with what it would have been without leverage.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a
Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund's cash balances are invested in one or more money market funds, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Funds, except the Money Market Funds, may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes

The Funds, except the Money Market Funds, may invest directly in exchange-traded notes ("ETN"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Funds' total return. The Funds will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds' right to redeem their investment in an ETN, which is meant to be held until maturity. The Funds' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

Janus Balanced Fund, Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically and are tied to a benchmark lending rate such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings

The Funds, except the Money Market funds, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. The Funds may not experience similar performance as its assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission ("SEC"), or the 1940 Act and rules promulgated thereunder, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

The Funds, except INTECH Risk-Managed Core Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. The underlying funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund's yield and your return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in the underlying funds having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing an underlying fund's sensitivity to interest changes and causing its price to decline.

Mortgage Dollar Rolls

Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Funds sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a predetermined price. The Funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income. The Funds' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds, maintained in a segregated account. To the extent that the Funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds are required to purchase may decline below the agreed upon repurchase price.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the SEC. Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder.

Dresdner Bank AG (the "Lending Agent") may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in non-affiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

The borrower pays fees at the Funds' direction to the Lending Agent. The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable).

The Securities Lending Program was suspended and effective November 19, 2008, the funds no longer had any securities on loan. Management continues to review the program and may resume securities lending.

Securities Traded on a To-Be-Announced Basis

Janus Balanced Fund, Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Funds, except INTECH Risk-Managed Core Fund and the Money Market Funds, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds, except the Money Market Funds and INTECH Risk-Managed Core Fund, may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund's net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The Funds may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments such as option contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds' losses are theoretically unlimited.

When-Issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

Affiliated Fund of Funds Transactions

The Portfolios may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same Board of Trustees. During the nine-month period ended July 31, 2009, the following Funds had the following affiliated purchases and sales:

                                    Transferred       Purchases               Sales
                                        (1)
                                                                                                Realized   Dividend     Value
                                       Shares     Shares      Cost     Shares         Cost      Gain/Loss   Income    at 7/31/09
---------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative
INTECH Risk-Managed Growth Fund -
  Class I Shares                       609,075     8,905  $    82,011   (8,064)  $  (102,520) $  (459,369)    $74,373    $ 5,928,383
INTECH Risk-Managed Value Fund -
  Class I Shares                     1,005,130    13,914       95,680  (12,531)      (93,734)    (696,842)      212,746    7,417,998
Janus Contrarian Fund -
  Class I Shares                       286,037     3,864       41,006   (3,481)      (46,851)    (275,052)       --       3,290,971
Janus Flexible Bond Fund -
  Class I Shares                     4,578,311    86,514      868,682  (61,638)     (617,286)    79,169       1,833,082   46,814,411
Janus Global Real Estate  Fund -
  Class I Shares                        75,191     2,292       13,669   (2,066)      (12,789)    (430)        1,642      491,722
Janus Growth and Income Fund -
  Class J Shares                       204,484     2,852       68,343   (2,567)      (89,139)    (535,618)    37,220    5,235,949
Janus High-Yield Fund -
  Class J Shares                       614,875    17,227      134,340   (8,180)      (70,416)    (182,123)    438,271   4,960,182
Janus International Equity Fund -
  Class I Shares                       652,793     9,591       82,011   (8,706)      (97,395)    (485,397)       115,664   5,955,002
Janus Orion Fund -
  Class J Shares                       353,963     5,266       41,006   (4,727)      (52,207)    (276,953)    16,281    2,967,184
Janus Overseas Fund -
  Class I Shares                        72,536       801       27,337     (722)      (30,037)    (649,828)    356,722    2,713,639
Janus Overseas Fund -
  Class J Shares                        --          --          --      --              --       (158,943)    9,793             --
Janus Research Fund -
  Class J Shares                       137,971     2,052       41,006   (1,848)      (47,105)    (219,503)    14,989    2,950,039
Janus Short-Term Bond Fund -
  Class J Shares                     1,898,147    34,307      103,586  (25,092)      (73,574)      19,861     158,112    5,779,305
Perkins Large Cap Value Fund -
  Class I Shares                       174,202     5,209       54,674   (4,710)      (50,424)        (484)    4,315    1,946,171
                                                            1,653,351             (1,383,477)  (3,841,512) 3,273,210   96,450,956

(1) A reorganization of the Janus Adviser Series Trust with and into a corresponding series of Janus Investment Fund Trust occurred at the close of business on July 2, 2009. All Capital and Shares were transferred to the corresponding fund of the newly formed Fund or share class.

                                    Transferred       Purchases               Sales
                                        (1)
                                                                                                Realized   Dividend     Value
                                       Shares     Shares      Cost     Shares         Cost      Gain/Loss   Income    at 7/31/09
---------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth
INTECH Risk-Managed Growth Fund -
  Class I Shares                     1,591,109    16,902  $   158,835   (1,258)  $   (11,707) $(2,119,920)   $193,996    $15,617,635
INTECH Risk-Managed Value Fund -
  Class I Shares                     2,798,091    28,224      198,544   (2,118)      (14,985)  (1,513,113)    570,974    20,814,331
Janus Contrarian Fund -
  Class I Shares                       435,035     5,463       59,563     (417)       (5,618)    (140,021)        --     5,056,532
Janus Flexible Bond Fund -
  Class I Shares                     2,682,110    43,137      434,313   (2,215)      (22,260)     225,435    1,087,678   27,693,238
Janus Global Real Estate Fund -
  Class I Shares                       405,478     9,720       59,563     (742)       (4,593)        (904)    7,768      2,702,252
Janus Growth and Income Fund -
  Class J Shares                       505,658     5,664      138,981     (424)      (10,423)    (716,071)    85,876     13,063,655
Janus High-Yield Fund -
  Class J Shares                       694,200    17,092      134,097     (549)       (4,713)    (292,674)    531,714    5,650,403
Janus International Equity Fund -
  Class I Shares                     2,701,616    34,139      297,816   (2,533)      (29,423)  (1,033,888)    420,943    24,899,654
Janus Fund -
  Class I Shares                       227,280     2,696       59,563     (203)       (4,981)     (88,544)    41,621     5,287,075
Janus Orion Fund -
  Class J Shares                       386,497     2,487       19,854     (188)       (1,489)  (1,294,741)    28,556     3,254,219
Janus Overseas Fund -
  Class I Shares                       467,524     5,097      178,690     (388)      (16,178)    (711,694)    1,480,131  17,647,339
anus Overseas Fund -
  Class J Shares                         --         --       --          --             --       (205,792)    13,810             --
Janus Research Fund -
  Class J Shares                       529,593     5,818      119,126     (438)       (8,995)    (703,111)    52,779    11,421,677
Janus Twenty Fund -
  Class J Shares                       185,776     1,846       99,272     (139)       (7,372)  (1,199,526)    1,251     10,579,665
Perkins Large Cap Value Fund -
  Class I Shares                       548,030    12,983      138,981     (964)      (10,283)        (907)    11,912     6,238,948
Perkins Mid Cap Value Fund -
  Class J Shares                       195,491     2,352       39,709     (176)       (2,990)      (8,038)    8,547      3,488,823
Perkins Small Cap Value Fund
  Class I Shares                       161,705     2,286       39,709     (172)       (2,976)     (27,543)    25,172     2,991,335
                                                            2,176,616               (159,986)  (9,831,052)   4,562,728  176,406,781
---------------------------------------------------------------------------------------------------------------------------------

(1) A reorganization of the Janus Adviser Series with and into a corresponding series of Janus Investment Fund Trust occurred at the close of business on
     July  2,   2009.   All  Capital  and  Shares  were   transferred  to  the
     corresponding fund of the newly formed Fund or share class.

                                    Transferred       Purchases               Sales
                                        (1)
                                                                                                Realized   Dividend     Value
                                       Shares     Shares      Cost     Shares         Cost      Gain/Loss   Income    at 7/31/09
---------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio -
  Moderate
INTECH Risk-Managed Growth Fund -
  Class I Shares                     1,015,419    32,042  $   301,711     (765)  $    10,439     $(1,043,170)  $120,045  $10,173,888
INTECH Risk-Managed Value Fund -
  Class I Shares                     1,873,988    64,080      452,567   (1,543)       11,545     (959,640)      358,198   14,272,189
Janus Flexible Bond Fund -
  Class I Shares                     4,284,518   178,774    1,797,039   (3,789)      (38,170)    01,349       1,642,743   45,353,146
Janus Fund -
  Class I Shares                       183,610     6,808      150,856     (163)       (3,995)    (89,934)      32,170    4,377,774
Janus Global Real Estate Fund -
  Class I Shares                       221,751    16,384      100,570     (394)       (2,455)    (157)         4,439    1,550,068
Janus Growth and Income Fund -
  Class J Shares                       408,543    14,311      351,996     (343)      (13,148)    (669,003)     68,689   10,803,605
Janus High-Yield Fund -
  Class J Shares                       557,540    27,099      211,149     (464)       (3,994)    (220,381)     406,341    4,644,188
Janus International Equity Fund -
  Class I Shares                     1,435,534    51,820      452,567   (1,228)      (13,805)    (819,734)    239,048   13,538,605
Janus Orion Fund -
  Class J Shares                       507,198    18,817      150,856     (453)       (4,855)    (241,473)    20,804    4,398,954
Janus Overseas Fund -
  Class I Shares                       331,313    11,432      402,281     (276)      (11,494)    (552,864)    967,787 12,798,064
Janus Overseas Fund -
  Class J Shares                        --          --          --          --       --          (127,951)    10,382     --
Janus Research Fund -
  Class J Shares                       296,500     9,795      201,141     (234)       (6,388)    (540,534)    30,220    6,534,410
Janus Short-Term Bond Fund -
  Class J Shares                     1,858,869    73,633      222,418   (1,573)       (4,545)    21,624      152,180    5,850,716
Janus Twenty Fund -
  Class J Shares                        60,962     1,863      100,570      (45)       (2,679)    (475,771)   479    3,542,655
Perkins Large Cap Value Fund -
  Class I Shares                       320,965    23,428      251,426     (562)       (6,033)    (169)       7,290    3,830,280
Perkins Small Cap Value Fund -
  Class I Shares                       201,559     8,646      150,856     (209)       (3,633)    (8,659)     12,809    3,834,523
                                                            5,298,003                (93,210)  (5,526,467) 4,073,624  145,503,065

(1) A reorganization of the Janus Adviser Series Trust with and into a corresponding series of Janus Investment Fund Trust occurred at the close of business on July 2, 2009. All Capital and Shares were transferred to the corresponding fund of the newly formed Fund or share class.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of July 31, 2009 are noted below.

---------------------------------------------------------------------------------------------------------
            Fund                Federal Tax       Unrealized          Unrealized              Net
                                    Cost         Appreciation       (Depreciation)       Appreciation/
                                                                                         (Depreciation)
---------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Core Fund(1) $289,764,233       $33,604,478         $(17,813,502)         $15,790,976
---------------------------------------------------------------------------------------------------------
Janus Fund                      7,591,732,590       980,994,050         (455,175,248)         525,818,802
---------------------------------------------------------------------------------------------------------
Janus Balanced Fund             3,725,539,370       482,710,981         (117,847,899)         364,863,083
---------------------------------------------------------------------------------------------------------
Janus Contrarian Fund           4,092,774,729       640,746,097         (873,812,760)       (233,066,663)
---------------------------------------------------------------------------------------------------------
Janus Enterprise Fund           2,192,187,065       335,227,171         (304,632,625)          30,594,546
---------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund        1,509,638,843        69,333,466           (3,515,159)          65,818,307
---------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund   627,534,003        95,757,883          (68,558,886)          27,198,997
---------------------------------------------------------------------------------------------------------
Janus Global Opportunities Fund    94,926,893        12,738,530          (13,742,824)         (1,004,294)
---------------------------------------------------------------------------------------------------------
Janus Global Research Fund        189,545,053        19,974,220          (17,067,807)           2,906,413
---------------------------------------------------------------------------------------------------------
Janus Global Technology Fund      615,102,620       112,196,804          (20,568,702)          91,628,102
---------------------------------------------------------------------------------------------------------
Janus Government Money
Market Fund                       249,214,546                 -                     -                   -
---------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund    3,447,506,191       548,769,073         (306,671,178)         242,097,895
---------------------------------------------------------------------------------------------------------
Janus High-Yield Fund             805,870,324        53,177,935          (13,377,665)          39,800,270
---------------------------------------------------------------------------------------------------------
Janus Money Market Fund         1,648,722,568                 -                     -                   -
---------------------------------------------------------------------------------------------------------
Janus Orion Fund                2,610,334,667       615,037,450         (171,092,124)         443,945,326
---------------------------------------------------------------------------------------------------------
Janus Overseas Fund             8,184,026,436     1,769,679,064         (997,730,870)         771,948,194
---------------------------------------------------------------------------------------------------------
Janus Research Fund             2,691,828,456       318,780,188         (226,789,607)          91,990,581
---------------------------------------------------------------------------------------------------------
Janus Research Core Fund(2)       598,212,852        56,650,183          (70,712,662)        (14,062,479)
---------------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund        820,234,503        22,286,687             (444,755)        (21,841,932)
---------------------------------------------------------------------------------------------------------
Janus Triton Fund                 274,215,229        31,909,589          (16,632,193)          15,277,396
---------------------------------------------------------------------------------------------------------
Janus Twenty Fund               6,723,658,530     2,616,732,106         (317,620,435)       2,299,111,671
---------------------------------------------------------------------------------------------------------
Janus Venture Fund                899,060,726       205,833,044         (206,986,206)         (1,153,162)
---------------------------------------------------------------------------------------------------------
Janus Worldwide Fund            1,961,172,673       344,099,871          (12,917,885)         331,181,986
---------------------------------------------------------------------------------------------------------
Perkins Mid Cap Value Fund(3)   9,278,235,923       898,548,228         (856,313,820)          42,234,408
---------------------------------------------------------------------------------------------------------
Perkins Small Cap Value Fund(4) 1,238,678,661       146,149,102          (85,238,843)          60,910,259
---------------------------------------------------------------------------------------------------------
(1) Formerly named INTECH Risk-Managed Stock Fund.
(2) Formerly named Janus Fundamental Equity Fund.
(3) Formerly named Janus Mid Cap Value Fund.
(4) Formerly named Janus Small Cap Value Fund.

------------------------------------------------------------------------------------------------------------
           Portfolio             Federal Tax Cost     Unrealized        Unrealized         Net Appreciation/
                                                     Appreciation     (Depreciation)         (Depreciation)
------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio-Conservative   $100,069,566        $3,546,767       $(7,165,377)         $3,618,610
------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio-Growth          201,242,495         3,327,410       (28,163,124)        (24,835,714)
------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio-Moderate        157,387,676         4,683,116       (16,567,727)        (11,884,612)
------------------------------------------------------------------------------------------------------------

Information on the tax components of securities sold short as of July 31, 2009 are as follows:

--------------------------------------------------------------------------------------------------------------------
                                                Federal Tax        Unrealized        Unrealized          Net Tax
                                               Proceeds from      Appreciation     (Depreciation)     Appreciation/
                                              Securities Sold                                        (Depreciation)
                                                   Short
--------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund                    $(24,570,787)        $1,074,996       $(4,344,352)       $3,269,356
--------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                                 (13,368,948)                 -        (5,881,923)       (5,881,923)
--------------------------------------------------------------------------------------------------------------------
Janus Triton Fund                                 (1,749,429)                 -          (295,104)         (295,104)
--------------------------------------------------------------------------------------------------------------------
Janus Venture Fund                                (8,144,694)                 -        (2,429,348)       (2,429,348)
--------------------------------------------------------------------------------------------------------------------

Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the "Investing Funds"). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Funds' ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds.

During the nine-month period ended July 31, 2009, the Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

                                     Purchases            Sales         Dividend           Value
                                    Shares/Cost        Shares/Cost       Income         at 7/31/09
-----------------------------------------------------------------------------------------------------
Janus Cash Liquidity Fund LLC
INTECH Risk-Managed Core Fund(1)   $   17,563,940    $   17,563,940    $        856    $           --
Janus Balanced Fund                 1,717,588,073     1,603,596,437         117,607       113,991,636
Janus Contrarian Fund                 865,658,620       817,452,620          80,784        48,206,000
Janus Enterprise Fund                 339,811,930       249,624,149          45,476        90,187,781
Janus Flexible Bond Fund            1,115,941,546     1,028,340,938          75,795     87,600,608.00
Janus Fund                          1,510,958,886     1,273,805,877         679,085       237,152,999
Janus Global Life Sciences Fund       124,562,519       114,126,372          55,042        10,436,147
Janus Global Opportunities Fund        30,775,118        16,127,441          10,379        14,647,677
Janus Global Research Fund             43,247,053        40,832,574           5,677         2,414,479
Janus Global Technology Fund          210,906,628       189,081,143          68,492        21,825,485
Janus Growth and Income Fund          508,420,089       372,428,665          83,347       135,991,424
Janus High-Yield Fund                 313,637,411       287,605,650          38,656        26,031,761
Janus Orion Fund                    1,047,436,256       934,060,256         106,818       113,376,000
Janus Overseas Fund                 1,791,108,062     1,593,967,062         271,841       197,141,000
Janus Research Fund                   461,070,695       457,774,695          35,917         3,296,000
Janus Research Core Fund(2)            90,895,337        89,763,337           4,682         1,132,000
Janus Short-Term Bond Fund            446,667,471       418,086,471          38,532        28,581,000
Janus Triton Fund                     113,802,380        80,447,168          30,634        33,355,212
Janus Twenty Fund                     902,371,432       539,584,234         507,436       362,787,198
Janus Venture Fund                     35,135,418        35,135,418           2,531                --
Janus Worldwide Fund                  725,522,109       720,778,109         151,027         4,744,000
Perkins Small Cap Value Fund(3)                --                --           1,669                --
-----------------------------------------------------------------------------------------------------
                                   $11,109,178,737   $9,576,280,331    $  2,412,283    $1,532,898,407
-----------------------------------------------------------------------------------------------------
(1) Formerly named INTECH Risk-Managed Stock Fund.
(2) Formerly named Janus Fundamental Equity Fund.
(3) Formerly named Janus Small Cap Value Fund.

                                    Purchases           Sales          Dividend         Value
                                   Shares/Cost       Shares/Cost        Income       at 7/31/09
-----------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund - Institutional Shares
Janus Balanced Fund                     $56,401      $ 17,841,729        $  4,104    $       --
Janus Enterprise Fund                        --                --           1,802            --
Janus Fund                              366,807       100,848,950         298,675            --
Janus Global Life Sciences Fund           6,141           356,416           1,428            --
Janus Global Technology Fund             37,840        10,605,601           6,254            --
Janus Growth and Income Fund            368,822       112,654,264         179,958            --
Janus High-Yield Fund                    81,315        20,717,612          45,548            --
Janus Overseas Fund                      98,173        54,314,423         257,616            --
Janus Research Core Fund(1)                  --                --              66            --
Janus Short-Term Bond Fund               11,899         2,387,409           8,101            --
Janus Triton Fund                         2,812           829,871             620            --
Janus Twenty Fund                     2,917,774       725,016,610       1,616,020            --
-----------------------------------------------------------------------------------------------
                                   $  3,947,984    $1,045,572,885    $  2,420,192    $       --
-----------------------------------------------------------------------------------------------
(1) Formerly named Janus Fundamental Equity Fund.

                                        Purchases         Sales            Dividend           Value
                                       Shares/Cost     Shares/Cost          Income         at 7/31/09
------------------------------------------------------------------------------------------------------
Janus Institutional Money
Market Fund - Institutional Shares
INTECH Risk-Managed Core Fund(1)          $946,000          $946,000            $175      $         --
Janus Balanced Fund                     25,703,877       127,275,877          50,897                --
Janus Contrarian Fund                   67,794,611        95,855,611          19,921                --
Janus Enterprise Fund                   12,309,724        22,315,724          29,221                --
Janus Flexible Bond Fund                 9,264,490        44,465,490              --                --
Janus Global Life Sciences Fund         14,223,213        31,957,213          15,239                --
Janus Global Opportunities Fund            218,981         4,787,559           5,244                --
Janus Global Research Fund               3,129,397        10,275,397             333                --
Janus Global Technology Fund            22,099,256        43,954,256          14,833                --
Janus Growth and Income Fund           116,008,138       178,733,252         359,169                --
Janus High-Yield Fund                    5,607,657        30,977,738          32,761                --
Janus Fund                             110,001,911       373,682,163         213,250                --
Janus Orion Fund                        47,129,488       161,259,488         105,722                --
Janus Overseas Fund                    101,227,786       256,790,052          50,382                --
Janus Research Core Fund(2)              8,533,708        12,312,708           8,598                --
Janus Research Fund                     41,277,446        90,713,446          18,267                --
Janus Short-Term Bond Fund               4,481,494        26,388,368          17,216                --
Janus Triton Fund                        2,501,688         5,276,688          11,047                --
Janus Twenty Fund                       72,372,190       641,449,156         967,408                --
Janus Venture Fund                       8,009,852        10,215,852           1,458                --
Janus Worldwide Fund                     2,357,124        69,952,124          58,359                --
------------------------------------------------------------------------------------------------------
                                    $  675,198,031    $2,239,584,162    $  1,979,500      $         --
------------------------------------------------------------------------------------------------------
(1) Formerly named INTECH Risk-Managed Stock Fund.
(2) Formerly named Janus Fundamental Equity Fund.

Valuation Inputs Summary

The Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles, and expands disclosure requirements regarding fair value measurements. SFAS No. 157 does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. SFAS No. 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. SFAS No. 157 was effective for fiscal years beginning after November 15, 2007 and interim periods within the fiscal year. Various inputs are used in determining the value of the Funds' investments defined pursuant to SFAS No.
157. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2009 to value the Funds' investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) in the Notes to Schedule of Investments.

In April 2009, FASB issued FASB staff position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly." ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, FSP 157-4 amends SFAS No. 157, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. The Funds adopted FSP 157-4 in the current reporting period. The required disclosures have been incorporated into the Valuation Inputs Summary in the Notes to the Schedule of Investments. Management believes applying FSP 157-4 does not have a material impact on the financial statements.

New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have adopted SFAS No. 161.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). FAS 165 provides guidance to establish general standards of accounting for and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or are available to be issued. FAS 165 also requires entities to disclose the date through which subsequent events were evaluated as well as the basis for that date. In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to the date of issuance of the Funds' financial statements.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: September 29, 2009

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date: September 29, 2009